UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-09903

BNY Mellon Funds Trust

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 08/31

Date of reporting period: 08/31/2024

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon Asset Allocation Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class M – MPBLX

This annual shareholder report contains important information about BNY Mellon Asset Allocation Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$49	0.45%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 17.15%.

• In comparison, the Morningstar Moderate Target Risk Index returned 15.55% for the same period.

What affected the Fund’s performance?

• Global markets rose amid U.S. economic growth, a strong job market, continued disinflation, a central bank easing stance, optimism regarding artificial intelligence, and healthy corporate earnings, margins and balance sheets.

• The Fund’s performance relative to the Index benefited primarily from its equity position, driven by asset allocation, largely due to an overweight allocation to U.S. large-cap issues.

• Fixed-income positioning detracted from relative performance, resulting from overweight allocation to the lagging U.S. investment-grade category.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index), S&P 500® Index (a broad-based index), and Morningstar Moderate Target Risk Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	17.15%	8.93%	6.95%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	7.30%	-0.04%	1.64%
S&P 500® Index (broad-based index)*	27.13%	15.91%	12.97%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.99%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$449	534	$1,388,519	30.53%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Allocation of Holdings (Based on Net Assets)

*Amount represents less than 0.01%.

How has the Fund changed?

• Effective September 27, 2024, the investment targets and ranges of the asset classes in which the Fund invests were revised. For additional information, please refer to the prospectus supplement filed on September 27, 2024.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/us/en/intermediary/products/bny-mellon.html or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0967AR0824

BNY Mellon Asset Allocation Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Investor Shares – MIBLX

This annual shareholder report contains important information about BNY Mellon Asset Allocation Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$76	0.70%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 16.86%.

• In comparison, the Morningstar Moderate Target Risk Index returned 15.55% for the same period.

What affected the Fund’s performance?

• Global markets rose amid U.S. economic growth, a strong job market, continued disinflation, a central bank easing stance, optimism regarding artificial intelligence, and healthy corporate earnings, margins and balance sheets.

• The Fund’s performance relative to the Index benefited primarily from its equity position, driven by asset allocation, largely due to an overweight allocation to U.S. large-cap issues.

• Fixed-income positioning detracted from relative performance, resulting from overweight allocation to the lagging U.S. investment-grade category.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index), S&P 500® Index (a broad-based index), and Morningstar Moderate Target Risk Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	16.86%	8.67%	6.70%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	7.30%	-0.04%	1.64%
S&P 500® Index (broad-based index)*	27.13%	15.91%	12.97%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.99%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$449	534	$1,388,519	30.53%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Allocation of Holdings (Based on Net Assets)

*Amount represents less than 0.01%.

How has the Fund changed?

• Effective September 27, 2024, the investment targets and ranges of the asset classes in which the Fund invests were revised. For additional information, please refer to the prospectus supplement filed on September 27, 2024.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/us/en/intermediary/products/bny-mellon.html or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0974AR0824

BNY Mellon Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class M – MPBFX

This annual shareholder report contains important information about BNY Mellon Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$59	0.57%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 7.20%.

• In comparison, the Bloomberg U.S. Aggregate Bond Index returned 7.30% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and the U.S. Federal Reserve paused its rate hiking cycle. Corporate bonds outperformed U.S. Treasury bonds, agencies and mortgage-backed securities.

• The Fund’s performance relative to the Index benefited from slightly overweight exposure to corporate bonds and solid duration management.

• Overweight exposure to finance-related corporate bonds enhanced relative returns, as did a bias toward lower-coupon mortgage-backed securities.

• A small position in Treasury Inflation-Protected Securities detracted slightly from relative performance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	7.20%	-0.07%	1.55%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,281	180	$4,837,752	56.80%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Allocation of Holdings (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0961AR0824

BNY Mellon Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Investor Shares – MIBDX

This annual shareholder report contains important information about BNY Mellon Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$85	0.82%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 6.94%.

• In comparison, the Bloomberg U.S. Aggregate Bond Index returned 7.30% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and the U.S. Federal Reserve paused its rate hiking cycle. Corporate bonds outperformed U.S. Treasury bonds, agencies and mortgage-backed securities.

• The Fund’s performance relative to the Index benefited from slightly overweight exposure to corporate bonds and solid duration management.

• Overweight exposure to finance-related corporate bonds enhanced relative returns, as did a bias toward lower-coupon mortgage-backed securities.

• A small position in Treasury Inflation-Protected Securities detracted slightly from relative performance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	6.94%	-0.32%	1.30%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,281	180	$4,837,752	56.80%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Allocation of Holdings (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0968AR0824

BNY Mellon Corporate Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class M – BYMMX

This annual shareholder report contains important information about BNY Mellon Corporate Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$63	0.60%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 10.12%.

• In comparison, the Bloomberg U.S. Intermediate Credit Index returned 8.63% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and the U.S. Federal Reserve paused its rate hiking cycle. Corporate bonds outperformed U.S. Treasury bonds, agencies and mortgage-backed securities.

• The Fund’s performance relative to the Index benefited from overweight exposure to corporates rated BBB and lower.

• From a sector perspective, overweight exposure in finance provided the strongest contribution to relative performance.

• The Fund’s lack of exposure to utilities detracted slightly from relative returns.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index), Bloomberg U.S. Intermediate Credit Index, and Bloomberg U.S. Credit Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	10.12%	2.13%	3.20%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	7.30%	-0.04%	1.64%
Bloomberg U.S. Intermediate Credit Index	8.63%	1.59%	2.47%
Bloomberg U.S. Credit Index**	8.98%	0.59%	2.47%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Bloomberg U.S. Credit Index will not be shown in the future.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$420	153	$1,673,069	24.27%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Allocation of Holdings (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6311AR0824

BNY Mellon Corporate Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Investor Shares – BYMIX

This annual shareholder report contains important information about BNY Mellon Corporate Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$89	0.85%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 9.86%.

• In comparison, the Bloomberg U.S. Intermediate Credit Index returned 8.63% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and the U.S. Federal Reserve paused its rate hiking cycle. Corporate bonds outperformed U.S. Treasury bonds, agencies and mortgage-backed securities.

• The Fund’s performance relative to the Index benefited from overweight exposure to corporates rated BBB and lower.

• From a sector perspective, overweight exposure in finance provided the strongest contribution to relative performance.

• The Fund’s lack of exposure to utilities detracted slightly from relative returns.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index), Bloomberg U.S. Intermediate Credit Index, and Bloomberg U.S. Credit Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	9.86%	1.87%	2.95%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	7.30%	-0.04%	1.64%
Bloomberg U.S. Intermediate Credit Index	8.63%	1.59%	2.47%
Bloomberg U.S. Credit Index**	8.98%	0.59%	2.47%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Bloomberg U.S. Credit Index will not be shown in the future.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$420	153	$1,673,069	24.27%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Allocation of Holdings (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6312AR0824

BNY Mellon Emerging Markets Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class M – MEMKX

This annual shareholder report contains important information about BNY Mellon Emerging Markets Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$134	1.27%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 10.42%.

• In comparison, the MSCI Emerging Markets Index returned 15.07% for the same period.

What affected the Fund’s performance?

• Expectations for U.S. interest-rate cuts helped propel emerging markets to a positive return over the period, although China underperformed, owing to continued market concerns about the country’s economic recovery.

• Financials hindered returns most, and stock selections in the banking and insurance industries were the primary detractors. Consumer staples was also an area of weakness.

• The Fund benefited most from consumer discretionary stocks, especially internet retailers. An underweight in materials also added to performance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in the MSCI Emerging Markets Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	10.42%	4.37%	1.84%
MSCI Emerging Markets Index	15.07%	4.79%	2.56%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$216	74	$2,255,454	30.57%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0960AR0824

BNY Mellon Emerging Markets Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Investor Shares – MIEGX

This annual shareholder report contains important information about BNY Mellon Emerging Markets Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$160	1.52%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 10.08%.

• In comparison, the MSCI Emerging Markets Index returned 15.07% for the same period.

What affected the Fund’s performance?

• Expectations for U.S. interest-rate cuts helped propel emerging markets to a positive return over the period, although China underperformed, owing to continued market concerns about the country’s economic recovery.

• Financials hindered returns most, and stock selections in the banking and insurance industries were the primary detractors. Consumer staples was also an area of weakness.

• The Fund benefited most from consumer discretionary stocks, especially internet retailers. An underweight in materials also added to performance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in the MSCI Emerging Markets Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	10.08%	4.11%	1.58%
MSCI Emerging Markets Index	15.07%	4.79%	2.56%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$216	74	$2,255,454	30.57%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0908AR0824

BNY Mellon Income Stock Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class M – MPISX

This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$99	0.90%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 19.31%.

• In comparison, the Dow Jones U.S. Select Dividend™ Index returned 23.37% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• The information technology, energy and consumer discretionary sectors were the biggest detractors. Stock selections in communications equipment, semiconductors, oil and gas exploration and production and the casino industry lagged most.

• The financials, materials and industrials sectors were the largest contributors to our positive absolute returns. Stock selections in the banking, insurance, building materials and mining industries were especially beneficial.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	19.31%	13.44%	10.48%
Russell 1000® Index (broad-based index)*	26.60%	15.55%	12.66%
Dow Jones U.S. Select Dividend™ Index	23.37%	10.90%	9.94%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$223	54	$1,743,238	92.12%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0956AR0824

BNY Mellon Income Stock Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Investor Shares – MIISX

This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$126	1.15%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 18.94%.

• In comparison, the Dow Jones U.S. Select Dividend™ Index returned 23.37% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• The information technology, energy and consumer discretionary sectors were the biggest detractors. Stock selections in communications equipment, semiconductors, oil and gas exploration and production and the casino industry lagged most.

• The financials, materials and industrials sectors were the largest contributors to our positive absolute returns. Stock selections in the banking, insurance, building materials and mining industries were especially beneficial.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	18.94%	13.16%	10.20%
Russell 1000® Index (broad-based index)*	26.60%	15.55%	12.66%
Dow Jones U.S. Select Dividend™ Index	23.37%	10.90%	9.94%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$223	54	$1,743,238	92.12%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0904AR0824

BNY Mellon Income Stock Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class A – BMIAX

This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$126	1.15%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class A shares returned 19.13%.

• In comparison, the Dow Jones U.S. Select Dividend™ Index returned 23.37% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• The information technology, energy and consumer discretionary sectors were the biggest detractors. Stock selections in communications equipment, semiconductors, oil and gas exploration and production and the casino industry lagged most.

• The financials, materials and industrials sectors were the largest contributors to our positive absolute returns. Stock selections in the banking, insurance, building materials and mining industries were especially beneficial.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	12.23%	11.78%	9.58%
without Sales Charge	19.13%	13.11%	10.24%
Russell 1000® Index (broad-based index)*	26.60%	15.55%	12.66%
Dow Jones U.S. Select Dividend™ Index	23.37%	10.90%	9.94%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Periods prior to the inception date of the Fund's Class A shares (5/31/2016) reflect the performance of the Fund’s Class M shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class A shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$223	54	$1,743,238	92.12%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-4029AR0824

BNY Mellon Income Stock Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class C – BMISX

This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$207	1.90%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class C shares returned 18.14%.

• In comparison, the Dow Jones U.S. Select Dividend™ Index returned 23.37% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• The information technology, energy and consumer discretionary sectors were the biggest detractors. Stock selections in communications equipment, semiconductors, oil and gas exploration and production and the casino industry lagged most.

• The financials, materials and industrials sectors were the largest contributors to our positive absolute returns. Stock selections in the banking, insurance, building materials and mining industries were especially beneficial.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	17.14%	**	12.27%	9.53%
without Deferred Sales Charge	18.14%		12.27%	9.53%
Russell 1000® Index (broad-based index)*	26.60%		15.55%	12.66%
Dow Jones U.S. Select Dividend™ Index	23.37%		10.90%	9.94%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

Periods prior to the inception date of the Fund's Class C shares (5/31/2016) reflect the performance of the Fund’s Class M shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class C shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$223	54	$1,743,238	92.12%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-4030AR0824

BNY Mellon Income Stock Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class I – BMIIX

This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$99	0.90%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class I shares returned 19.29%.

• In comparison, the Dow Jones U.S. Select Dividend™ Index returned 23.37% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• The information technology, energy and consumer discretionary sectors were the biggest detractors. Stock selections in communications equipment, semiconductors, oil and gas exploration and production and the casino industry lagged most.

• The financials, materials and industrials sectors were the largest contributors to our positive absolute returns. Stock selections in the banking, insurance, building materials and mining industries were especially beneficial.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	19.29%	13.39%	10.46%
Russell 1000® Index (broad-based index)*	26.60%	15.55%	12.66%
Dow Jones U.S. Select Dividend™ Index	23.37%	10.90%	9.94%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Periods prior to the inception date of the Fund's Class I shares (5/31/2016) reflect the performance of the Fund’s Class M shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$223	54	$1,743,238	92.12%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-4031AR824

BNY Mellon Income Stock Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class Y – BMIYX

This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$99	0.90%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Y shares returned 19.35%.

• In comparison, the Dow Jones U.S. Select Dividend™ Index returned 23.37% for the same period.

What affected the Fund’s performance?

• The market trended higher over the period, largely driven by optimism that the Federal Reserve would soon start to loosen monetary policy and by investor enthusiasm about artificial intelligence.

• The information technology, energy and consumer discretionary sectors were the biggest detractors. Stock selections in communications equipment, semiconductors, oil and gas exploration and production and the casino industry lagged most.

• The financials, materials and industrials sectors were the largest contributors to our positive absolute returns. Stock selections in the banking, insurance, building materials and mining industries were especially beneficial.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $1,000,000 Years Ended 8/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	19.35%	13.43%	10.48%
Russell 1000® Index (broad-based index)*	26.60%	15.55%	12.66%
Dow Jones U.S. Select Dividend™ Index	23.37%	10.90%	9.94%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Periods prior to the inception date of the Fund's Class Y shares (5/31/2016) reflect the performance of the Fund’s Class M shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$223	54	$1,743,238	92.12%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0019AR0824

BNY Mellon Intermediate Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class M – MPIBX

This annual shareholder report contains important information about BNY Mellon Intermediate Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$61	0.59%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 6.66%.

• In comparison, the Bloomberg U.S. Intermediate Government/Credit Index returned 7.11% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and the U.S. Federal Reserve paused its rate hiking cycle. Corporate bonds outperformed U.S. Treasury bonds, agencies and mortgage-backed securities.

• The Fund’s performance relative to the Index benefited primarily from underweight exposure to Treasury bonds.

• Despite overweight exposure to corporate bonds, the Fund’s relatively short duration profile undermined relative returns.

• Within the corporate bond sector, finance positions detracted most significantly from relative performance, while industrials slightly outperformed.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Government/Credit Bond Index (a broad-based index) and Bloomberg U.S. Intermediate Government/Credit Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	6.66%	1.26%	1.66%
Bloomberg U.S. Government/Credit Bond Index (broad-based index)*	7.21%	-0.02%	1.76%
Bloomberg U.S. Intermediate Government/Credit Index	7.11%	0.96%	1.80%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$480	116	$1,955,848	39.92%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Allocation of Holdings (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0962AR0824

BNY Mellon Intermediate Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Investor Shares – MIIDX

This annual shareholder report contains important information about BNY Mellon Intermediate Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$87	0.84%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 6.32%.

• In comparison, the Bloomberg U.S. Intermediate Government/Credit Index returned 7.11% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and the U.S. Federal Reserve paused its rate hiking cycle. Corporate bonds outperformed U.S. Treasury bonds, agencies and mortgage-backed securities.

• The Fund’s performance relative to the Index benefited primarily from underweight exposure to Treasury bonds.

• Despite overweight exposure to corporate bonds, the Fund’s relatively short duration profile undermined relative returns.

• Within the corporate bond sector, finance positions detracted most significantly from relative performance, while industrials slightly outperformed.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Government/Credit Bond Index (a broad-based index) and Bloomberg U.S. Intermediate Government/Credit Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	6.32%	1.01%	1.41%
Bloomberg U.S. Government/Credit Bond Index (broad-based index)*	7.21%	-0.02%	1.76%
Bloomberg U.S. Intermediate Government/Credit Index	7.11%	0.96%	1.80%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$480	116	$1,955,848	39.92%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Allocation of Holdings (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0969AR0824

BNY Mellon International Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class M – MPITX

This annual shareholder report contains important information about BNY Mellon International Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$95	0.88%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 15.71%.

• In comparison, the MSCI EAFE® Index returned 19.40% for the same period.

What affected the Fund’s performance?

• Despite geopolitical tensions, global markets performed well, supported by supportive economic fundamentals, including weakening inflation, improving consumer confidence and declining interest rates.

• Stock selections in consumer discretionary and health care detracted. Luxury goods companies declined on weakness in China while a drug company was hurt by litigation, strategic uncertainty and weak earnings.

• Security selections in information technology and materials contributed most positively. Positions in cybersecurity and semiconductor capital equipment performed well, and U.S. infrastructure projects benefited shares of a building materials company.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	15.71%	7.48%	4.24%
MSCI EAFE® Index	19.40%	8.61%	5.20%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$255	65	$1,696,356	50.18%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0959AR0824

BNY Mellon International Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Investor Shares – MIINX

This annual shareholder report contains important information about BNY Mellon International Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$122	1.13%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 15.36%.

• In comparison, the MSCI EAFE® Index returned 19.40% for the same period.

What affected the Fund’s performance?

• Despite geopolitical tensions, global markets performed well, supported by supportive economic fundamentals, including weakening inflation, improving consumer confidence and declining interest rates.

• Stock selections in consumer discretionary and health care detracted. Luxury goods companies declined on weakness in China while a drug company was hurt by litigation, strategic uncertainty and weak earnings.

• Security selections in information technology and materials contributed most positively. Positions in cybersecurity and semiconductor capital equipment performed well, and U.S. infrastructure projects benefited shares of a building materials company.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	15.36%	7.21%	3.99%
MSCI EAFE® Index	19.40%	8.61%	5.20%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$255	65	$1,696,356	50.18%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0907AR0824

BNY Mellon Massachusetts Intermediate Municipal Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class M – MMBMX

This annual shareholder report contains important information about BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$62	0.60%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 5.47%.

• In comparison, the S&P Municipal Bond Investment Grade Intermediate Index returned 5.22% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited from exposure to longer-dated maturities and from security selection in the AA-rated category.

• From a sector perspective, overweight exposure to education bonds contributed positively to the Fund’s relative performance.

• The Fund’s exposure to industry development revenue/pollution control revenue (IDR/PCR) bonds detracted slightly from relative returns.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	5.47%	0.90%	1.93%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Intermediate Index	5.22%	1.05%	2.23%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$148	125	$595,248	68.51%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0912AR0824

BNY Mellon Massachusetts Intermediate Municipal Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Investor Shares – MMBIX

This annual shareholder report contains important information about BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$87	0.85%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 5.21%.

• In comparison, the S&P Municipal Bond Investment Grade Intermediate Index returned 5.22% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited from exposure to longer-dated maturities and from security selection in the AA-rated category.

• From a sector perspective, overweight exposure to education bonds contributed positively to the Fund’s relative performance.

• The Fund’s exposure to industry development revenue/pollution control revenue (IDR/PCR) bonds detracted slightly from relative returns.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	5.21%	0.67%	1.67%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Intermediate Index	5.22%	1.05%	2.23%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$148	125	$595,248	68.51%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0911AR0824

BNY Mellon Mid Cap Multi-Strategy Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class M – MPMCX

This annual shareholder report contains important information about BNY Mellon Mid Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$101	0.93%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 16.31%.

• In comparison, the Russell Midcap® Index returned 20.16% for the same period.

What affected the Fund’s performance?

• Resilient U.S. economic growth, a softening but still strong job market, continued disinflation and a shift to central bank easing, along with lower yields, contributed to positive sentiment.

• Improved earnings and margins and optimism around AI also contributed to the strong equity market performance.

• The fund’s underperformance was driven by the performance of three of the five underlying funds. The primary detractor was the growth category, followed by the value category.

• The only contributor was the tax-sensitive category, with results driven by the outperformance of the underlying fund, and with the overweight in this category producing a neutral effect.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index), Russell Midcap® Index, Russell Midcap® Growth Index, and Russell Midcap® Value Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	16.31%	10.76%	9.19%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell Midcap® Index	20.16%	11.24%	9.58%
Russell Midcap® Growth Index**	19.07%	10.50%	10.61%
Russell Midcap® Value Index**	20.19%	10.80%	8.31%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**

Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Russell Midcap® Growth Index and Russell Midcap® Value Index will not be shown in the future.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,230	608	$10,155,070	35.97%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund changed?

• The investment targets and ranges of the funds the Fund allocates its asset among were revised. For additional information, please see the Fund's prospectus dated December 29, 2023.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/us/en/intermediary/products/bny-mellon.html or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0957AR0824

BNY Mellon Mid Cap Multi-Strategy Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Investor Shares – MIMSX

This annual shareholder report contains important information about BNY Mellon Mid Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$127	1.18%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 16.02%.

• In comparison, the Russell Midcap® Index returned 20.16% for the same period.

What affected the Fund’s performance?

• Resilient U.S. economic growth, a softening but still strong job market, continued disinflation and a shift to central bank easing, along with lower yields, contributed to positive sentiment.

• Improved earnings and margins and optimism around AI also contributed to the strong equity market performance.

• The fund’s underperformance was driven by the performance of three of the five underlying funds. The primary detractor was the growth category, followed by the value category.

• The only contributor was the tax-sensitive category, with results driven by the outperformance of the underlying fund, and with the overweight in this category producing a neutral effect.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index), Russell Midcap® Index, Russell Midcap® Growth Index, and Russell Midcap® Value Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	16.02%	10.48%	8.93%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell Midcap® Index	20.16%	11.24%	9.58%
Russell Midcap® Growth Index**	19.07%	10.50%	10.61%
Russell Midcap® Value Index**	20.19%	10.80%	8.31%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**

Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Russell Midcap® Growth Index and Russell Midcap® Value Index will not be shown in the future.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,230	608	$10,155,070	35.97%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund changed?

• The investment targets and ranges of the funds the Fund allocates its asset among were revised. For additional information, please see the Fund's prospectus dated December 29, 2023.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/us/en/intermediary/products/bny-mellon.html or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0905AR0824

BNY Mellon Municipal Opportunities Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class M – MOTMX

This annual shareholder report contains important information about BNY Mellon Municipal Opportunities Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$73	0.70%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 8.31%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited notably from holdings below investment grade.

• From a state perspective, relative returns benefited most from holdings issued by Texas, followed closely by California. Hedging with financial futures also added to relative performance.

• No positions detracted notably from the Fund’s relative performance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and Bloomberg U.S. Municipal Bond Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	8.31%	1.65%	2.97%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,094	738	$9,610,292	63.45%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

State Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6085AR0824

BNY Mellon Municipal Opportunities Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Investor Shares – MOTIX

This annual shareholder report contains important information about BNY Mellon Municipal Opportunities Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$100	0.96%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 8.14%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited notably from holdings below investment grade.

• From a state perspective, relative returns benefited most from holdings issued by Texas, followed closely by California. Hedging with financial futures also added to relative performance.

• No positions detracted notably from the Fund’s relative performance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and Bloomberg U.S. Municipal Bond Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	8.14%	1.40%	2.73%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,094	738	$9,610,292	63.45%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

State Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6084AR0824

BNY Mellon National Intermediate Municipal Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class M – MPNIX

This annual shareholder report contains important information about BNY Mellon National Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$53	0.52%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 5.63%.

• In comparison, the S&P Municipal Bond Investment Grade Intermediate Index returned 5.22% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground, as inflation moderated and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited from exposure to longer-dated maturities, and from security selection in the AA-rated category. New York State holdings further enhanced relative returns.

• From a sector perspective, tax-supported general obligation securities were the strongest contributor to the Fund’s relative performance.

• Holdings of securities with maturities shorter than the Index were major detractors from the Fund’s relative performance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	5.63%	0.98%	2.06%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Intermediate Index	5.22%	1.05%	2.23%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,827	540	$6,626,102	66.66%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

State Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0964AR0824

BNY Mellon National Intermediate Municipal Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Investor Shares – MINMX

This annual shareholder report contains important information about BNY Mellon National Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$79	0.77%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 5.29%.

• In comparison, the S&P Municipal Bond Investment Grade Intermediate Index returned 5.22% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground, as inflation moderated and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited from exposure to longer-dated maturities, and from security selection in the AA-rated category. New York State holdings further enhanced relative returns.

• From a sector perspective, tax-supported general obligation securities were the strongest contributor to the Fund’s relative performance.

• Holdings of securities with maturities shorter than the Index were major detractors from the Fund’s relative performance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	5.29%	0.73%	1.80%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Intermediate Index	5.22%	1.05%	2.23%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,827	540	$6,626,102	66.66%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

State Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0971AR0824

BNY Mellon National Municipal Money Market Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class M – MOMXX

This annual shareholder report contains important information about BNY Mellon National Municipal Money Market Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$39	0.38%

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$136	36	$228,137

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

How has the Fund changed?

• The Board of Trustees has approved the liquidation of the Fund, effective on or about October 21, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on September 18, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated December 29, 2023, as supplemented, which is available at bny.com/investments/us/en/intermediary/products/bny-mellon.html or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286. Code-0575AR0824

BNY Mellon National Municipal Money Market Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Investor Shares – MNTXX

This annual shareholder report contains important information about BNY Mellon National Municipal Money Market Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$64	0.63%

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$136	36	$228,137

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

How has the Fund changed?

• The Board of Trustees has approved the liquidation of the Fund, effective on or about October 21, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on September 18, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated December 29, 2023, as supplemented, which is available at bny.com/investments/us/en/intermediary/products/bny-mellon.html or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286. Code-0576AR0824

BNY Mellon National Short-Term Municipal Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class M – MPSTX

This annual shareholder report contains important information about BNY Mellon National Short-Term Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$45	0.44%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 4.55%.

• In comparison, the S&P Municipal Bond Investment Grade Short Index returned 4.36% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited primarily from exposure to the housing sector and, to a lesser degree, industry development revenue/pollution control revenue (IDR/PCR) holdings.

• Security selection among A-rated bonds further enhanced relative returns.

• Security selection among BBB-rated bonds detracted slightly from performance, as did positioning in the health care sector.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Short Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	4.55%	1.11%	1.09%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Short Index	4.36%	1.26%	1.31%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$376	171	$989,100	90.99%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

State Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0965AR0824

BNY Mellon National Short-Term Municipal Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Investor Shares – MINSX

This annual shareholder report contains important information about BNY Mellon National Short-Term Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$70	0.69%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 4.29%.

• In comparison, the S&P Municipal Bond Investment Grade Short Index returned 4.36% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited primarily from exposure to the housing sector and, to a lesser degree, industry development revenue/pollution control revenue (IDR/PCR) holdings.

• Security selection among A-rated bonds further enhanced relative returns.

• Security selection among BBB-rated bonds detracted slightly from performance, as did positioning in the health care sector.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Short Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	4.29%	0.86%	0.83%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Short Index	4.36%	1.26%	1.31%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$376	171	$989,100	90.99%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

State Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0972AR0824

BNY Mellon New York Intermediate Tax-Exempt Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class M – MNYMX

This annual shareholder report contains important information about BNY Mellon New York Intermediate Tax-Exempt Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$61	0.59%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 5.57%.

• In comparison, the S&P Municipal Bond Investment Grade Intermediate Index returned 5.22% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited from exposure to longer maturities than the Index and from security selection among AA-rated bonds.

• From a sector perspective, positive contributors to relative performance included tax-supported securities, education sector bonds and industry development revenue/pollution control revenue (IDR/PCR) bonds.

• Securities with a duration shorter than the Index detracted from relative returns, as did cash holdings.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	5.57%	0.73%	1.93%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Intermediate Index	5.22%	1.05%	2.23%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$91	92	$271,367	85.11%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6539AR0824

BNY Mellon New York Intermediate Tax-Exempt Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Investor Shares – MNYIX

This annual shareholder report contains important information about BNY Mellon New York Intermediate Tax-Exempt Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$86	0.84%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 5.31%.

• In comparison, the S&P Municipal Bond Investment Grade Intermediate Index returned 5.22% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited from exposure to longer maturities than the Index and from security selection among AA-rated bonds.

• From a sector perspective, positive contributors to relative performance included tax-supported securities, education sector bonds and industry development revenue/pollution control revenue (IDR/PCR) bonds.

• Securities with a duration shorter than the Index detracted from relative returns, as did cash holdings.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	5.31%	0.48%	1.68%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Intermediate Index	5.22%	1.05%	2.23%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$91	92	$271,367	85.11%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6533AR0824

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class M – MPPIX

This annual shareholder report contains important information about BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$61	0.59%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 5.20%.

• In comparison, the S&P Municipal Bond Investment Grade Intermediate Index returned 5.22% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited from exposure to the state’s general obligation securities and industry development revenue/pollution control revenue (IDR/PCR) bonds.

• Security selections in the AA category further enhanced relative returns.

• Securities with a duration shorter than the Index detracted from relative performance, as did cash holdings.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	5.20%	0.80%	1.93%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Intermediate Index	5.22%	1.05%	2.23%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$93	105	$253,122	77.74%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0966AR0824

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Investor Shares – MIPAX

This annual shareholder report contains important information about BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$86	0.84%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 4.94%.

• In comparison, the S&P Municipal Bond Investment Grade Intermediate Index returned 5.22% for the same period.

What affected the Fund’s performance?

• Bond prices generally gained ground as inflation moderated, and interest rates plateaued. Shorter-maturity yields fell more than longer-maturity yields, while lower credit quality municipals outperformed.

• The Fund’s performance relative to the Index benefited from exposure to the state’s general obligation securities and industry development revenue/pollution control revenue (IDR/PCR) bonds.

• Security selections in the AA category further enhanced relative returns.

• Securities with a duration shorter than the Index detracted from relative performance, as did cash holdings.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	4.94%	0.57%	1.67%
S&P Municipal Bond Index (broad-based index)*	6.25%	1.19%	2.48%
S&P Municipal Bond Investment Grade Intermediate Index	5.22%	1.05%	2.23%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$93	105	$253,122	77.74%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0973AR0824

BNY Mellon Short-Term U.S. Government Securities Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class M – MPSUX

This annual shareholder report contains important information about BNY Mellon Short-Term U.S. Government Securities Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$51	0.50%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 5.73%.

• In comparison, the Bloomberg U.S. Government 1-3 Year Bond Index returned 5.90% for the same period.

What affected the Fund’s performance?

• Short-term U.S. government securities generally gained ground as inflation moderated, and the U.S. Federal Reserve paused its rate hiking cycle, later signaling it was preparing to cut rates.

• The Fund’s short-term agency mortgage instrument investments, along with their relatively short duration, bolstered returns relative to the Index early in the reporting period but detracted beginning in June 2024.

• Exposure to Treasury securities with maturities from two to three years boosted relative returns via duration effects.

• Investments in short-term agency mortgage instruments, along with their relatively short duration, detracted from the Fund’s relative performance beginning in June.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Government/Credit Bond Index (a broad-based index) and Bloomberg U.S. Government 1-3 Year Bond Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	5.73%	1.17%	1.04%
Bloomberg U.S. Government/Credit Bond Index (broad-based index)*	7.21%	-0.02%	1.76%
Bloomberg U.S. Government 1-3 Year Bond Index	5.90%	1.30%	1.33%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$84	115	$219,478	34.93%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Allocation of Holdings (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0963AR0824

BNY Mellon Short-Term U.S. Government Securities Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Investor Shares – MISTX

This annual shareholder report contains important information about BNY Mellon Short-Term U.S. Government Securities Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$77	0.75%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 5.47%.

• In comparison, the Bloomberg U.S. Government 1-3 Year Bond Index returned 5.90% for the same period.

What affected the Fund’s performance?

• Short-term U.S. government securities generally gained ground as inflation moderated, and the U.S. Federal Reserve paused its rate hiking cycle, later signaling it was preparing to cut rates.

• The Fund’s short-term agency mortgage instrument investments, along with their relatively short duration, bolstered returns relative to the Index early in the reporting period but detracted beginning in June 2024.

• Exposure to Treasury securities with maturities from two to three years boosted relative returns via duration effects.

• Investments in short-term agency mortgage instruments, along with their relatively short duration, detracted from the Fund’s relative performance beginning in June.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Government/Credit Bond Index (a broad-based index) and Bloomberg U.S. Government 1-3 Year Bond Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	5.47%	0.94%	0.80%
Bloomberg U.S. Government/Credit Bond Index (broad-based index)*	7.21%	-0.02%	1.76%
Bloomberg U.S. Government 1-3 Year Bond Index	5.90%	1.30%	1.33%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$84	115	$219,478	34.93%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Allocation of Holdings (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0970AR0824

BNY Mellon Small Cap Multi-Strategy Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class M – MPSSX

This annual shareholder report contains important information about BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$111	1.06%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class M shares returned 9.97%.

• In comparison, the Russell 2000® Index returned 18.47% for the same period.

What affected the Fund’s performance?

• Resilient U.S. economic growth, a softening but still strong job market, continued disinflation and a shift to central bank easing, along with lower yields, contributed to positive sentiment.

• Improved earnings and margins and optimism around AI also contributed to the strong equity market performance. Low leverage and increasing cash balances kept credit risk contained despite rising rates.

• None of the three underlying funds made positive contributions to active return as every category and manager underperformed the benchmark.

• The fund’s underperformance was driven by manager selection. The negative contribution from manager selection was roughly even across value, growth and opportunistic strategies.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index), Russell 2000® Index, Russell 2000® Growth Index, and Russell 2000® Value Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class M Shares	9.97%	8.82%	7.96%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%
Russell 2000® Growth Index**	17.67%	8.35%	8.21%
Russell 2000® Value Index**	19.25%	10.38%	7.46%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Russell 2000® Growth Index and Russell 2000® Value Index will not be shown in the future.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$321	210	$3,972,825	60.95%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0958AR0824

BNY Mellon Small Cap Multi-Strategy Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Investor Shares – MISCX

This annual shareholder report contains important information about BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$137	1.31%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Investor shares returned 9.68%.

• In comparison, the Russell 2000® Index returned 18.47% for the same period.

What affected the Fund’s performance?

• Resilient U.S. economic growth, a softening but still strong job market, continued disinflation and a shift to central bank easing, along with lower yields, contributed to positive sentiment.

• Improved earnings and margins and optimism around AI also contributed to the strong equity market performance. Low leverage and increasing cash balances kept credit risk contained despite rising rates.

• None of the three underlying funds made positive contributions to active return as every category and manager underperformed the benchmark.

• The fund’s underperformance was driven by manager selection. The negative contribution from manager selection was roughly even across value, growth and opportunistic strategies.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Investor shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index), Russell 2000® Index, Russell 2000® Growth Index, and Russell 2000® Value Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Investor Shares	9.68%	8.56%	7.69%
Russell 3000® Index (broad-based index)*	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%
Russell 2000® Growth Index**	17.67%	8.35%	8.21%
Russell 2000® Value Index**	19.25%	10.38%	7.46%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Russell 2000® Growth Index and Russell 2000® Value Index will not be shown in the future.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$321	210	$3,972,825	60.95%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0906AR0824

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.   Audit Committee Financial Expert.

The Registrant's Board has determined that Thomas F. Ryan, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Ryan is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.   Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $570,100 in 2023 and $528,000 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $88,300 in 2023 and $83,000 in 2024. These services consisted of (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies..

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2023 and $0 in 2024. These services consisted of: review or preparation of U.S. federal, state, local and excise tax returns. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2023 and $0 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $4,074,591 in 2023 and $5,102,266 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Investments.

 Not applicable.

BNY Mellon Funds Trust

Funds	Ticker Symbols
	Class M	Investor Shares	Class A	Class C	Class I	Class Y
BNY Mellon Income Stock Fund	MPISX	MIISX	BMIAX	BMISX	BMIIX	BMIYX
BNY Mellon Mid Cap Multi-Strategy Fund	MPMCX	MIMSX
BNY Mellon Small Cap Multi-Strategy Fund	MPSSX	MISCX
BNY Mellon International Fund	MPITX	MIINX
BNY Mellon Emerging Markets Fund	MEMKX	MIEGX
BNY Mellon Asset Allocation Fund	MPBLX	MIBLX

ANNUAL FINANCIALS AND OTHER INFORMATION August 31, 2024

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Statements of Investments

August 31, 2024

BNY Mellon Income Stock Fund
Description	Shares	Value ($)
Common Stocks - 96.3%
Automobiles & Components - 1.1%
General Motors Co.	47,596	2,369,329
Banks - 10.8%
Bank of America Corp.	130,051	5,299,578
Citigroup, Inc.	25,348	1,587,799
First Horizon Corp.	206,030	3,418,038
JPMorgan Chase & Co.	37,533	8,437,418
U.S. Bancorp	115,981	5,477,783
		24,220,616
Capital Goods - 7.5%
3M Co.	17,195	2,315,995
Hubbell, Inc.	11,520	4,607,078
Johnson Controls International PLC	36,919	2,689,549
L3Harris Technologies, Inc.	30,131	7,131,104
		16,743,726
Consumer Discretionary Distribution & Retail - .9%
Best Buy Co., Inc.	19,497	1,957,499
Consumer Services - 2.4%
International Game Technology PLC	76,444	1,711,581
Las Vegas Sands Corp.	91,111	3,552,418
		5,263,999
Energy - 8.4%
ConocoPhillips	48,086	5,471,706
Diamondback Energy, Inc.	16,112	3,143,612
EQT Corp.	102,490	3,434,440
Occidental Petroleum Corp.	26,669	1,519,600
Phillips 66	36,851	5,170,564
		18,739,922
Financial Services - 4.9%
CME Group, Inc.	18,445	3,979,324
The Goldman Sachs Group, Inc.	10,625	5,421,406
Voya Financial, Inc.	23,271	1,648,285
		11,049,015
Food, Beverage & Tobacco - 2.9%
PepsiCo, Inc.	10,476	1,811,091
Philip Morris International, Inc.	37,674	4,644,828
		6,455,919
Health Care Equipment & Services - 11.7%
Baxter International, Inc.	85,593	3,247,398
Becton, Dickinson and Co.	25,288	6,130,064
Labcorp Holdings, Inc.	12,437	2,859,142
Medtronic PLC	99,195	8,786,693
UnitedHealth Group, Inc.	8,813	5,201,433
		26,224,730
Household & Personal Products - 2.7%
Kenvue, Inc.	275,672	6,051,000
Insurance - 10.2%
American International Group, Inc.	27,198	2,095,606
Aon PLC, Cl. A	11,546	3,968,591
Assurant, Inc.	21,459	4,213,475

3

Statements of Investments (continued)

BNY Mellon Income Stock Fund (continued)
Description		Shares	Value ($)
Common Stocks - 96.3% (continued)
Insurance - 10.2% (continued)
RenaissanceRe Holdings Ltd.		11,648	2,967,794
The Allstate Corp.		27,369	5,171,099
Willis Towers Watson PLC		14,565	4,254,582
			22,671,147
Materials - 6.6%
CRH PLC		25,659	2,329,067
Freeport-McMoRan, Inc.		60,254	2,668,047
International Paper Co.		93,622	4,533,177
Newmont Corp.		95,941	5,122,290
			14,652,581
Media & Entertainment - 2.3%
Omnicom Group, Inc.		51,109	5,132,877
Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
Bristol-Myers Squibb Co.		43,494	2,172,525
Danaher Corp.		13,972	3,762,799
Novartis AG, ADR		22,679	2,741,664
Sanofi SA, ADR		118,765	6,681,719
			15,358,707
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.		16,394	3,233,880
Software & Services - 1.9%
Dolby Laboratories, Inc., Cl. A		23,536	1,679,529
International Business Machines Corp.		12,314	2,489,029
			4,168,558
Technology Hardware & Equipment - 4.0%
Cisco Systems, Inc.		174,693	8,828,984
Telecommunication Services - 5.2%
AT&T, Inc.		475,116	9,454,808
T-Mobile US, Inc.		10,634	2,113,189
			11,567,997
Transportation - 1.4%
FedEx Corp.		10,642	3,179,510
Utilities - 3.1%
Constellation Energy Corp.		16,215	3,189,491
Dominion Energy, Inc.		67,515	3,774,089
			6,963,580
Total Common Stocks (cost $173,271,955)			214,833,576
	1-Day Yield (%)
Investment Companies - 3.6%
Registered Investment Companies - 3.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,175,113)	5.40	8,175,113	[a] 8,175,113
Total Investments (cost $181,447,068)		99.9%	223,008,689
Cash and Receivables (Net)		.1%	156,718
Net Assets		100.0%	223,165,407

ADR—American Depositary Receipt

a Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

4

BNY Mellon Income Stock Fund
Affiliated Issuers
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Value ($) 8/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 3.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.6%	12,657,325	174,521,433	(179,003,645)	8,175,113	466,370
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	7,581,588	(7,581,587)	-	1,995	††
Total - 3.6%	12,657,325	182,103,021	(186,585,232)	8,175,113	468,365

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

5

Statements of Investments (continued)

BNY Mellon Mid Cap Multi-Strategy Fund
Description	Shares		Value ($)
Common Stocks - 95.0%
Automobiles & Components - .6%
Aptiv PLC	915	[a]	65,450
BorgWarner, Inc.	9,390		319,917
Gentex Corp.	64,748		2,028,555
Harley-Davidson, Inc.	38,240		1,431,706
Lear Corp.	5,875		685,319
Lucid Group, Inc.	66,410	[a,b]	266,968
Mobileye Global, Inc., Cl. A	82,830	[a,b]	1,182,812
QuantumScape Corp.	43,985	[a,b]	255,553
Rivian Automotive, Inc., Cl. A	39,945	[a,b]	564,423
Thor Industries, Inc.	7,630		818,394
		7,619,097
Banks - 2.1%
Cullen/Frost Bankers, Inc.	4,574		513,340
East West Bancorp, Inc.	27,234		2,289,562
F.N.B. Corp.	43,090		645,488
Fifth Third Bancorp	81,936		3,497,848
First Citizens Bancshares, Inc., Cl. A	26		52,798
First Horizon Corp.	170,784		2,833,307
Huntington Bancshares, Inc.	171,614		2,569,062
KeyCorp	10,532		179,676
M&T Bank Corp.	3,655		629,062
NU Holdings Ltd., Cl. A	72,990	[a]	1,092,660
Popular, Inc.	51,051		5,232,727
Regions Financial Corp.	103,060		2,413,665
Synovus Financial Corp.	29,000		1,337,480
Webster Financial Corp.	23,827		1,130,115
Wintrust Financial Corp.	8,355		909,024
Zions Bancorp NA	16,875		836,325
		26,162,139
Capital Goods - 12.0%
Advanced Drainage Systems, Inc.	34,078		5,342,067
AECOM	40,874		4,093,122
Allegion PLC	19,754		2,742,645
AMETEK, Inc.	42,700		7,303,835
Atkore, Inc.	4,579		427,358
Axon Enterprise, Inc.	31,487	[a]	11,491,810
Beacon Roofing Supply, Inc.	12,225	[a]	1,107,585
Builders FirstSource, Inc.	22,927	[a]	3,989,298
BWX Technologies, Inc.	8,213		845,939
Cummins, Inc.	4,163		1,302,395
Curtiss-Wright Corp.	9,005		2,844,319
Donaldson Co., Inc.	14,855		1,080,404
Dover Corp.	9,875		1,837,046
Fastenal Co.	19,190		1,310,293
Ferguson Enterprises, Inc.	15,272		3,141,603
Flowserve Corp.	3,385		168,844
Fortive Corp.	17,800		1,324,320
Fortune Brands Innovations, Inc.	18,658		1,481,632
GE Vernova, Inc.	12,845	[a]	2,581,845
Generac Holdings, Inc.	12,016	[a]	1,880,864

6

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Capital Goods - 12.0% (continued)
HEICO Corp., Cl. A	32,615		6,525,935
Hexcel Corp.	8,380		530,370
Howmet Aerospace, Inc.	28,935		2,796,857
Hubbell, Inc.	6,780		2,711,458
Huntington Ingalls Industries, Inc.	11,325		3,202,370
IDEX Corp.	36,820		7,602,594
Ingersoll Rand, Inc.	24,925		2,279,391
ITT, Inc.	4,935		687,051
Johnson Controls International PLC	54,040		3,936,814
L3Harris Technologies, Inc.	5,708		1,350,912
Lincoln Electric Holdings, Inc.	5,858		1,134,167
Masco Corp.	53,835		4,283,113
MasTec, Inc.	3,855	[a]	436,116
Masterbrand, Inc.	1,093	[a]	17,532
MDU Resources Group, Inc.	8,735		224,402
MSC Industrial Direct Co., Inc., Cl. A	7,608		625,682
Nordson Corp.	3,647		935,674
nVent Electric PLC	21,250		1,444,150
Otis Worldwide Corp.	7,140		676,087
Owens Corning	8,556		1,443,654
Parker-Hannifin Corp.	8,903		5,343,581
Quanta Services, Inc.	12,358		3,400,057
Regal Rexnord Corp.	762		127,871
Resideo Technologies, Inc.	32,698	[a]	659,192
Rockwell Automation, Inc.	8,130		2,211,604
Sensata Technologies Holding PLC	19,367		746,598
Snap-on, Inc.	3,450		978,903
Spirit AeroSystems Holdings, Inc., Cl. A	7,775	[a]	273,758
Textron, Inc.	40,158		3,662,410
The Timken Company	12,925		1,092,550
Trane Technologies PLC	5,790		2,094,011
TransDigm Group, Inc.	3,423		4,700,498
United Rentals, Inc.	5,597		4,148,832
Valmont Industries, Inc.	1,087		310,621
Vertiv Holdings Co., Cl. A	67,898		5,637,571
W.W. Grainger, Inc.	3,197		3,148,789
Watsco, Inc.	10,745		5,108,388
Watts Water Technologies, Inc., Cl. A	1,043		205,158
Westinghouse Air Brake Technologies Corp.	15,160		2,570,681
Xylem, Inc.	16,498		2,268,970
		147,831,596
Commercial & Professional Services - 5.5%
Broadridge Financial Solutions, Inc.	28,598		6,087,370
CACI International, Inc., Cl. A	5,671	[a]	2,768,129
Cintas Corp.	4,036		3,249,464
Concentrix Corp.	3,540		266,314
Copart, Inc.	142,527	[a]	7,548,230
Equifax, Inc.	23,778		7,302,937
Jacobs Solutions, Inc.	15,768		2,379,076
Leidos Holdings, Inc.	8,141		1,290,430

7

Statements of Investments (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Commercial & Professional Services - 5.5% (continued)
Paychex, Inc.	23,210		3,045,152
Paycom Software, Inc.	1,592		259,146
RB Global, Inc.	17,552		1,511,754
Rentokil Initial PLC, ADR	118,936	[b]	3,833,307
Republic Services, Inc.	15,321		3,189,985
Robert Half, Inc.	19,474		1,220,436
Rollins, Inc.	79,671		3,997,891
Science Applications International Corp.	10,822		1,413,245
SS&C Technologies Holdings, Inc.	19,268		1,446,834
Veralto Corp.	11,679		1,313,070
Verisk Analytics, Inc.	34,443		9,396,739
Waste Connections, Inc.	29,473	[b]	5,496,714
		67,016,223
Consumer Discretionary Distribution & Retail - 4.4%
AutoZone, Inc.	902	[a]	2,869,695
Bath & Body Works, Inc.	21,525		662,109
Best Buy Co., Inc.	18,641		1,871,556
Burlington Stores, Inc.	39,742	[a]	10,660,394
CarMax, Inc.	6,890	[a,b]	582,550
Carvana Co.	1,175	[a]	176,979
Chewy, Inc., Cl. A	73,819	[a]	2,107,532
Coupang, Inc.	45,530	[a]	1,008,489
eBay, Inc.	33,179		1,960,879
Etsy, Inc.	13,085	[a]	720,853
Five Below, Inc.	4,770	[a]	359,801
Floor & Decor Holdings, Inc., Cl. A	1,850	[a]	208,014
Genuine Parts Co.	7,796		1,116,855
Kohl's Corp.	21,655	[b]	419,890
Lithia Motors, Inc.	152		45,764
Macy's, Inc.	14,070		219,070
Ollie's Bargain Outlet Holdings, Inc.	36,053	[a]	3,228,907
O'Reilly Automotive, Inc.	6,825	[a]	7,712,045
Pool Corp.	25,304		8,897,392
RH	614	[a,b]	155,772
Ross Stores, Inc.	12,033		1,812,290
The Gap, Inc.	11,710		262,655
Tractor Supply Co.	9,328		2,495,706
Ulta Beauty, Inc.	6,429	[a]	2,268,408
Valvoline, Inc.	22,196	[a]	936,671
Wayfair, Inc., Cl. A	5,085	[a]	216,367
Williams-Sonoma, Inc.	11,435		1,536,064
		54,512,707
Consumer Durables & Apparel - 2.6%
Capri Holdings Ltd.	7,530	[a]	268,972
D.R. Horton, Inc.	12,075		2,279,277
Deckers Outdoor Corp.	145	[a]	139,097
Garmin Ltd.	7,956		1,458,255
Hasbro, Inc.	49,481		3,372,625
Leggett & Platt, Inc.	18,315	[b]	231,502
Lennar Corp., Cl. A	4,429		806,344

8

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Consumer Durables & Apparel - 2.6% (continued)
Lululemon Athletica, Inc.	17,352	[a]	4,502,323
Newell Brands, Inc.	2,075	[b]	14,712
NVR, Inc.	475	[a]	4,356,918
Polaris, Inc.	2,903		245,739
PulteGroup, Inc.	25,935		3,414,343
PVH Corp.	4,395		433,743
Ralph Lauren Corp.	5,218		893,635
Skechers USA, Inc., Cl. A	44,994	[a]	3,081,189
Tapestry, Inc.	30,675		1,256,755
Tempur Sealy International, Inc.	27,692		1,451,892
Toll Brothers, Inc.	20,085		2,893,646
VF Corp.	34,640	[b]	630,794
Whirlpool Corp.	731	[b]	73,312
YETI Holdings, Inc.	3,300	[a]	133,056
		31,938,129
Consumer Services - 3.3%
ADT, Inc.	251,057		1,830,206
Aramark	132,865		4,866,845
Boyd Gaming Corp.	13,107		786,682
Carnival Corp.	57,165	[a]	943,223
Churchill Downs, Inc.	7,932		1,102,310
Darden Restaurants, Inc.	14,189		2,243,990
Domino's Pizza, Inc.	382		158,228
DraftKings, Inc., Cl. A	17,180	[a]	592,710
Duolingo, Inc.	4,779	[a,b]	1,015,872
Expedia Group, Inc.	33,056	[a]	4,597,759
Frontdoor, Inc.	27,234	[a]	1,309,411
H&R Block, Inc.	20,025		1,267,783
Hilton Worldwide Holdings, Inc.	19,703		4,327,567
Hyatt Hotels Corp., Cl. A	3,080	[b]	467,914
MGM Resorts International	25,510	[a]	958,921
Norwegian Cruise Line Holdings Ltd.	28,425	[a]	508,523
Penn Entertainment, Inc.	24,715	[a,b]	460,193
Planet Fitness, Inc., Cl. A	68,365	[a]	5,551,922
Royal Caribbean Cruises Ltd.	15,572		2,563,463
Service Corp. International	20,820	[b]	1,629,581
The Wendy's Company	14,790	[b]	250,247
Travel + Leisure Co.	1,960		86,750
Wingstop, Inc.	508		196,144
Wyndham Hotels & Resorts, Inc.	27,872		2,193,526
Wynn Resorts Ltd.	1,100		84,568
		39,994,338
Consumer Staples Distribution & Retail - .8%
BJ's Wholesale Club Holdings, Inc.	2,450	[a]	195,902
Casey's General Stores, Inc.	3,018		1,093,452
Dollar General Corp.	10,051		833,931
Dollar Tree, Inc.	24,329	[a]	2,055,557
Grocery Outlet Holding Corp.	15,765	[a]	298,589
Maplebear, Inc.	7,011	[a]	251,625
Performance Food Group Co.	6,090	[a]	454,558

9

Statements of Investments (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Consumer Staples Distribution & Retail - .8% (continued)
The Kroger Company	25,875		1,376,809
US Foods Holding Corp.	35,933	[a]	2,127,593
Walgreens Boots Alliance, Inc.	96,505	[b]	892,671
		9,580,687
Energy - 4.2%
Antero Resources Corp.	137,829	[a]	3,720,005
APA Corp.	28,775		819,800
Baker Hughes Co.	54,100		1,902,697
Cheniere Energy, Inc.	13,569		2,513,793
Chord Energy Corp.	12,380		1,837,563
Civitas Resources, Inc.	4,280		262,492
Coterra Energy, Inc.	20,415		496,697
Devon Energy Corp.	44,488		1,992,173
Diamondback Energy, Inc.	30,618		5,973,878
DT Midstream, Inc.	6,740		529,697
Enlink Midstream LLC	4,859	[a]	69,775
EQT Corp.	166,529		5,580,387
Expand Energy Corp.	13,404		998,464
Halliburton Co.	136,120		4,231,971
Hess Corp.	10,916		1,507,063
HF Sinclair Corp.	4,910		241,277
Marathon Oil Corp.	79,820		2,286,843
New Fortress Energy, Inc.	8,945	[b]	110,202
NOV, Inc.	172,236		3,060,634
ONEOK, Inc.	22,535		2,081,333
Phillips 66	6,249		876,797
Range Resources Corp.	42,338		1,265,059
Targa Resources Corp.	22,185		3,258,976
TechnipFMC PLC	10,825		290,543
Texas Pacific Land Corp.	59		51,265
The Williams Companies, Inc.	24,340		1,114,042
Tidewater, Inc.	7,523	[a,b]	667,290
Valero Energy Corp.	19,754		2,898,504
Weatherford International PLC	12,206		1,280,898
		51,920,118
Equity Real Estate Investment Trusts - 4.3%
Agree Realty Corp.	7,605	[c]	555,241
AvalonBay Communities, Inc.	3,344	[c]	754,841
Brixmor Property Group, Inc.	74,580	[c]	2,042,746
BXP, Inc.	4,305	[c]	323,822
Camden Property Trust	15,995	[c]	2,002,574
CubeSmart	13,560	[c]	702,815
Digital Realty Trust, Inc.	31,968	[c]	4,846,668
EastGroup Properties, Inc.	4,475	[c]	834,140
Equity Lifestyle Properties, Inc.	53,405	[c]	3,883,078
Equity Residential	15,568	[c]	1,165,732
Essex Property Trust, Inc.	5,918	[c]	1,785,993
Extra Space Storage, Inc.	25,500	[c]	4,513,500
Federal Realty Investment Trust	5,455	[c]	627,325
Healthcare Realty Trust, Inc.	29,785	[c]	530,173

10

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Equity Real Estate Investment Trusts - 4.3% (continued)
Healthpeak Properties, Inc.	24,680	[c]	549,870
Host Hotels & Resorts, Inc.	61,889	[c]	1,095,435
Invitation Homes, Inc.	18,480	[c]	680,803
Iron Mountain, Inc.	6,610	[c]	748,649
Kimco Realty Corp.	81,004	[c]	1,884,153
Lamar Advertising Co., Cl. A	23,083	[c]	2,903,380
Medical Properties Trust, Inc.	105,225	[b,c]	473,513
Mid-America Apartment Communities, Inc.	3,609	[c]	585,993
National Storage Affiliates Trust	920	[c]	43,001
NNN REIT, Inc.	2,795	[c]	131,337
Omega Healthcare Investors, Inc.	6,270	[c]	247,916
Park Hotels & Resorts, Inc.	14,450	[c]	220,796
Rayonier, Inc.	24,799	[c]	764,057
Realty Income Corp.	49,145	[c]	3,052,396
Regency Centers Corp.	28,381	[c]	2,063,015
Rexford Industrial Realty, Inc.	16,601	[b,c]	845,323
SBA Communications Corp.	2,892	[c]	655,501
Simon Property Group, Inc.	20,754	[c]	3,473,182
UDR, Inc.	18,120	[c]	806,521
Ventas, Inc.	5,545	[c]	344,400
VICI Properties, Inc.	87,955	[c]	2,944,733
Weyerhaeuser Co.	108,982	[c]	3,322,861
		52,405,483
Financial Services - 6.9%
Affiliated Managers Group, Inc.	4,598		799,270
Affirm Holdings, Inc.	5,560	[a]	244,696
Ally Financial, Inc.	53,803		2,323,752
Ameriprise Financial, Inc.	14,983		6,733,960
Ares Management Corp., Cl. A	4,103		600,679
Block, Inc.	64,880	[a]	4,287,270
Blue Owl Capital, Inc.	22,135	[b]	390,461
Coinbase Global, Inc., Cl. A	8,685	[a]	1,592,482
Corpay, Inc.	1,295	[a]	408,637
Credit Acceptance Corp.	201	[a]	93,773
Discover Financial Services	12,775		1,772,020
Equitable Holdings, Inc.	34,810		1,480,121
Evercore, Inc., Cl. A	16,589		4,076,581
Fidelity National Information Services, Inc.	62,093		5,119,568
Fiserv, Inc.	35,635	[a]	6,221,871
Global Payments, Inc.	55,722		6,185,699
Intercontinental Exchange, Inc.	28,616		4,622,915
Invesco Ltd.	43,145		737,348
Jack Henry & Associates, Inc.	8,174		1,414,347
Jefferies Financial Group, Inc.	5,100		305,745
LPL Financial Holdings, Inc.	23,738		5,325,383
MarketAxess Holdings, Inc.	1,215		294,504
MGIC Investment Corp.	41,290		1,050,005
MSCI, Inc.	3,319		1,926,978
Nasdaq, Inc.	49,192		3,545,759
Northern Trust Corp.	12,025		1,096,800

11

Statements of Investments (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Financial Services - 6.9% (continued)
OneMain Holdings, Inc.	2,250		111,173
Raymond James Financial, Inc.	37,746		4,513,289
Robinhood Markets, Inc., Cl. A	33,875	[a]	681,565
Rocket Cos, Inc., Cl. A	53,843	[a,b]	1,058,015
Shift4 Payments, Inc., Cl. A	2,380	[a,b]	197,778
SLM Corp.	105,478		2,326,845
SoFi Technologies, Inc.	24,750	[a,b]	197,753
Starwood Property Trust, Inc.	20,755	[b,c]	432,534
State Street Corp.	14,635		1,274,708
Synchrony Financial	30,623		1,539,112
T. Rowe Price Group, Inc.	13,812		1,464,624
The Carlyle Group, Inc.	37,739		1,514,466
Toast, Inc., Cl. A	18,225	[a]	453,074
Tradeweb Markets, Inc., Cl. A	14,983		1,771,590
Voya Financial, Inc.	61,473		4,354,133
WEX, Inc.	628	[a]	119,961
XP, Inc., Cl. A	3,825		70,418
		84,731,662
Food, Beverage & Tobacco - 2.3%
Archer-Daniels-Midland Co.	12,400		756,276
Brown-Forman Corp., Cl. B	15,817	[b]	721,097
Bunge Global SA	12,935		1,311,350
Celsius Holdings, Inc.	103,428	[a,b]	3,933,367
Coca-Cola Europacific Partners PLC	15,130		1,217,814
Conagra Brands, Inc.	84,647		2,640,986
Constellation Brands, Inc., Cl. A	6,297		1,515,751
Darling Ingredients, Inc.	57,594	[a]	2,403,398
Freshpet, Inc.	15,103	[a]	2,054,008
General Mills, Inc.	100		7,229
Ingredion, Inc.	4,980		668,864
Lamb Weston Holdings, Inc.	27,613		1,709,797
McCormick & Co., Inc.	19,380		1,550,981
Molson Coors Beverage Co., Cl. B	38,998		2,104,722
The Boston Beer Company, Inc., Cl. A	69	[a]	18,749
The Hershey Company	2,281	[b]	440,370
The J.M. Smucker Company	2,942		337,389
Tyson Foods, Inc., Cl. A	79,914		5,139,269
		28,531,417
Health Care Equipment & Services - 6.0%
Align Technology, Inc.	26,695	[a]	6,332,588
Baxter International, Inc.	87,570		3,322,406
Cencora, Inc.	23,475		5,623,906
Centene Corp.	57,048	[a]	4,497,094
Certara, Inc.	2,070	[a]	25,358
DaVita, Inc.	4,865	[a]	734,226
Dentsply Sirona, Inc.	14,081		356,108
DexCom, Inc.	101,349	[a]	7,027,540
Encompass Health Corp.	36,414		3,388,323
Envista Holdings Corp.	24,480	[a]	447,005
HealthEquity, Inc.	8,793	[a]	699,571

12

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Health Care Equipment & Services - 6.0% (continued)
Henry Schein, Inc.	13,215	[a]	932,318
Humana, Inc.	4,921		1,744,347
IDEXX Laboratories, Inc.	13,416	[a]	6,457,523
Inspire Medical Systems, Inc.	26,805	[a]	4,820,075
Insulet Corp.	4,489	[a]	910,235
Labcorp Holdings, Inc.	14,976		3,442,833
Masimo Corp.	587	[a,b]	68,984
Molina Healthcare, Inc.	11,025	[a]	3,856,435
Penumbra, Inc.	1,981	[a]	400,796
Quest Diagnostics, Inc.	10,071		1,580,845
QuidelOrtho Corp.	13,755	[a]	581,149
R1 RCM, Inc.	2,725	[a]	38,450
ResMed, Inc.	12,592		3,085,292
Solventum Corp.	5,142	[a]	329,654
Steris PLC	21,752		5,244,407
Tenet Healthcare Corp.	1,680	[a]	278,611
The Cooper Companies, Inc.	38,970		4,120,298
Veeva Systems, Inc., Cl. A	10,500	[a]	2,272,620
Zimmer Biomet Holdings, Inc.	13,470		1,555,246
		74,174,243
Household & Personal Products - .8%
Church & Dwight Co., Inc.	54,856		5,588,729
Coty, Inc., Cl. A	73,520	[a]	689,618
e.l.f. Beauty, Inc.	513	[a]	76,842
Kenvue, Inc.	131,957		2,896,456
The Clorox Company	4,322		684,216
		9,935,861
Insurance - 4.3%
American Financial Group, Inc.	9,016		1,204,718
Aon PLC, Cl. A	2,813		966,884
Arch Capital Group Ltd.	30,302	[a]	3,426,853
Assurant, Inc.	23,613		4,636,413
Assured Guaranty Ltd.	22,525		1,803,802
Cincinnati Financial Corp.	14,518		1,989,402
Everest Group Ltd.	8,198		3,215,584
Fidelity National Financial, Inc.	27,130		1,599,585
First American Financial Corp.	21,025		1,341,395
Globe Life, Inc.	4,855		510,018
Markel Group, Inc.	2,828	[a]	4,526,723
Old Republic International Corp.	41,500		1,488,605
Principal Financial Group, Inc.	20,960		1,706,563
Prudential Financial, Inc.	590		71,484
Reinsurance Group of America, Inc.	22,240		4,909,702
RenaissanceRe Holdings Ltd.	16,730		4,262,637
Ryan Specialty Holdings, Inc.	67,817		4,383,013
The Allstate Corp.	624		117,899
The Hanover Insurance Group, Inc.	84		12,347
The Hartford Financial Services Group, Inc.	44,150		5,125,815
The Travelers Companies, Inc.	4,741		1,081,280
Unum Group	23,000		1,276,270

13

Statements of Investments (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Insurance - 4.3% (continued)
W.R. Berkley Corp.	48,738		2,909,659
		52,566,651
Materials - 4.7%
Albemarle Corp.	7,470	[b]	674,168
Alcoa Corp.	2,210		70,941
Ashland, Inc.	9,860		882,470
Avery Dennison Corp.	15,194		3,370,789
Ball Corp.	44,915		2,866,026
Celanese Corp.	9,922		1,295,813
CF Industries Holdings, Inc.	19,312		1,604,634
Commercial Metals Co.	19,549		1,047,631
Corteva, Inc.	56,941		3,262,719
CRH PLC	29,529		2,680,347
DuPont de Nemours, Inc.	11,867		999,795
Eastman Chemical Co.	5,938		607,873
FMC Corp.	8,398		542,343
Freeport-McMoRan, Inc.	75,199		3,329,812
Huntsman Corp.	32,120		708,246
International Flavors & Fragrances, Inc.	11,785		1,225,522
International Paper Co.	62,645	[b]	3,033,271
LyondellBasell Industries NV, Cl. A	6,330		624,771
Martin Marietta Materials, Inc.	4,794		2,560,763
Newmont Corp.	101,887		5,439,747
Nucor Corp.	4,198		637,718
Olin Corp.	37,719		1,647,189
Packaging Corp. of America	12,953		2,714,172
PPG Industries, Inc.	6,939		900,196
Reliance, Inc.	8,816		2,527,106
Royal Gold, Inc.	8,690		1,218,077
Sealed Air Corp.	23,140		808,743
Smurfit WestRock PLC	9,062		429,720
Sonoco Products Co.	11,905		673,466
Steel Dynamics, Inc.	14,217		1,699,074
Teck Resources Ltd., Cl. B	14,138		677,210
The Chemours Company	8,950		173,988
The Mosaic Company	62,457		1,784,396
The Scotts Miracle-Gro Company	2,440		173,191
U.S. Steel Corp.	10,865		411,892
Vulcan Materials Co.	17,328		4,248,999
		57,552,818
Media & Entertainment - 3.3%
Charter Communications, Inc., Cl. A	2,476	[a,b]	860,509
Electronic Arts, Inc.	4,335		658,140
Fox Corp., Cl. A	15,060		623,032
IAC, Inc.	13,255	[a]	699,599
Liberty Broadband Corp., Cl. A	1,217	[a]	74,541
Liberty Broadband Corp., Cl. C	5,841	[a]	364,362
Liberty Media Corp-Liberty Live, Cl. C	701	[a]	28,299
Liberty Media Corp-Liberty SiriusXM	20,420	[a]	486,609
Liberty Media Corporation-Liberty Formula One, Cl. C	62,097	[a]	4,846,671

14

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Media & Entertainment - 3.3% (continued)
Live Nation Entertainment, Inc.	29,047	[a]	2,837,020
Match Group, Inc.	24,767	[a]	921,580
News Corporation, Cl. A	38,225		1,082,914
Nexstar Media Group, Inc.	2,490		425,491
Omnicom Group, Inc.	18,975		1,905,659
Paramount Global, Cl. B	41,961	[b]	439,332
Pinterest, Inc., Cl. A	215,965		6,919,519
Playtika Holding Corp.	11,095		83,989
Reddit, Inc., Cl. A	65,351	[a]	3,923,021
Roblox Corp., Cl. A	51,623	[a]	2,270,896
Roku, Inc.	1,800	[a]	121,986
Spotify Technology SA	10,638	[a]	3,647,557
Take-Two Interactive Software, Inc.	12,598	[a]	2,037,223
The Interpublic Group of Companies, Inc.	38,780		1,264,616
The Trade Desk, Inc., Cl. A	35,243	[a]	3,683,951
Trump Media & Technology Group Corp.	4,804	[a,b]	93,678
Warner Bros Discovery, Inc.	90,689	[a]	711,002
		41,011,196
Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
10X Genomics, Inc., Cl. A	5,280	[a]	123,288
Agilent Technologies, Inc.	22,884		3,270,581
Alnylam Pharmaceuticals, Inc.	16,455	[a]	4,322,564
Apellis Pharmaceuticals, Inc.	6,030	[a]	234,567
Avantor, Inc.	46,646	[a]	1,205,333
Biogen, Inc.	2,625	[a]	537,495
BioMarin Pharmaceutical, Inc.	31,282	[a]	2,853,231
Bio-Techne Corp.	47,588		3,521,036
Charles River Laboratories International, Inc.	17,831	[a]	3,526,080
Elanco Animal Health, Inc.	26,202	[a]	405,345
Exact Sciences Corp.	14,015	[a]	864,585
Exelixis, Inc.	1,630	[a]	42,429
Fortrea Holdings, Inc.	6,735	[a]	155,309
ICON PLC	7,473	[a]	2,406,754
Illumina, Inc.	23,765	[a]	3,122,721
Incyte Corp.	14,730	[a]	967,172
Intra-Cellular Therapies, Inc.	40	[a]	2,931
Ionis Pharmaceuticals, Inc.	11,845	[a]	564,770
IQVIA Holdings, Inc.	6,460	[a]	1,625,013
Jazz Pharmaceuticals PLC	1,221	[a]	141,612
Mettler-Toledo International, Inc.	1,752	[a]	2,521,268
Natera, Inc.	37,482	[a]	4,432,621
Neurocrine Biosciences, Inc.	3,208	[a]	407,608
Organon & Co.	7,250		162,038
Perrigo Co. PLC	9,980		290,418
QIAGEN NV	10,321	[a]	471,773
Repligen Corp.	34,263	[a]	5,171,315
Sarepta Therapeutics, Inc.	53,986	[a]	7,330,219
Sotera Health Co.	15,220	[a]	234,997
United Therapeutics Corp.	491	[a]	178,503
Viatris, Inc.	18,004		217,488

15

Statements of Investments (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 4.4% (continued)
Viking Therapeutics, Inc.	2,190	[a,b]	140,423
Waters Corp.	4,032	[a]	1,396,483
West Pharmaceutical Services, Inc.	4,337		1,360,213
		54,208,183
Real Estate Management & Development - 1.5%
CBRE Group, Inc., Cl. A	17,108	[a]	1,969,815
CoStar Group, Inc.	191,293	[a]	14,786,949
Zillow Group, Inc., Cl. C	35,831	[a]	1,981,454
		18,738,218
Semiconductors & Semiconductor Equipment - 2.5%
Enphase Energy, Inc.	6,278	[a]	759,889
First Solar, Inc.	6,921	[a]	1,573,628
Lattice Semiconductor Corp.	8,295	[a]	392,851
Microchip Technology, Inc.	33,030		2,713,745
MKS Instruments, Inc.	23,806		2,838,389
Monolithic Power Systems, Inc.	5,767		5,390,300
NVIDIA Corp.	65,350		7,800,829
ON Semiconductor Corp.	12,975	[a]	1,010,363
Qorvo, Inc.	13,868	[a]	1,607,163
Rambus, Inc.	79,408	[a]	3,551,126
Skyworks Solutions, Inc.	14,711		1,612,178
Teradyne, Inc.	7,740		1,058,290
Universal Display Corp.	1,947		377,173
Wolfspeed, Inc.	8,060	[a,b]	78,585
		30,764,509
Software & Services - 8.9%
Akamai Technologies, Inc.	29,030	[a]	2,956,415
Ansys, Inc.	15,907	[a]	5,112,828
AppLovin Corp., Cl. A	18,355	[a]	1,704,629
ASGN, Inc.	7,701	[a]	740,528
Bentley Systems, Inc., Cl. B	26,278		1,352,529
Bill Holdings, Inc.	10,895	[a]	594,431
BlackLine, Inc.	11,777	[a]	583,550
Cadence Design Systems, Inc.	13,520	[a]	3,635,934
CCC Intelligent Solutions Holdings, Inc.	955	[a]	10,295
Check Point Software Technologies Ltd.	13,463	[a]	2,591,627
Cloudflare, Inc., Cl. A	10,200	[a]	837,828
Cognizant Technology Solutions Corp., Cl. A	36,278		2,821,340
Confluent, Inc., Cl. A	149,258	[a]	3,167,255
CyberArk Software Ltd.	9,308	[a]	2,668,976
Datadog, Inc., Cl. A	10,558	[a]	1,227,473
DocuSign, Inc.	305	[a]	18,059
Dolby Laboratories, Inc., Cl. A	36,025		2,570,744
DoubleVerify Holdings, Inc.	4,255	[a]	83,824
DXC Technology Co.	11,800	[a]	243,906
Dynatrace, Inc.	12,410	[a]	628,194
Elastic NV	3,075	[a]	234,284
EPAM Systems, Inc.	12,069	[a]	2,422,972
Fair Isaac Corp.	686	[a]	1,186,965
Five9, Inc.	11,135	[a]	359,104

16

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Software & Services - 8.9% (continued)
Gartner, Inc.	20,301	[a]	9,987,280
Gen Digital, Inc.	23,692		626,890
Gitlab, Inc., Cl. A	2,325	[a]	110,205
Globant SA	53	[a]	10,719
Guidewire Software, Inc.	8,140	[a]	1,210,988
HashiCorp, Inc., Cl. A	13,280	[a]	450,723
HubSpot, Inc.	19,230	[a]	9,597,116
InterDigital, Inc.	5,567	[b]	771,364
Intuit, Inc.	6,193		3,903,200
Kyndryl Holdings, Inc.	33,080	[a]	783,665
Manhattan Associates, Inc.	1,622	[a]	428,905
MicroStrategy, Inc., Cl. A	6,630	[a,b]	877,945
Monday.com Ltd.	8,107	[a]	2,155,570
MongoDB, Inc.	10,374	[a]	3,016,655
Nutanix, Inc., Cl. A	7,170	[a]	453,072
Okta, Inc.	6,807	[a]	535,915
Palantir Technologies, Inc., Cl. A	84,685	[a]	2,665,884
Pegasystems, Inc.	135		9,569
Procore Technologies, Inc.	4,345	[a]	257,528
PTC, Inc.	744	[a]	133,243
RingCentral, Inc., Cl. A	1,375	[a]	45,829
Roper Technologies, Inc.	14,479		8,027,302
SentinelOne, Inc., Cl. A	5,890	[a,b]	138,768
ServiceNow, Inc.	7,383	[a]	6,312,465
Shopify, Inc., Cl. A	90,816	[a]	6,726,741
Smartsheet, Inc., Cl. A	4,845	[a]	236,436
Twilio, Inc., Cl. A	29,129	[a]	1,828,136
Tyler Technologies, Inc.	11,862	[a]	6,973,314
UiPath, Inc., Cl. A	5,550	[a]	71,484
Verisign, Inc.	7,681	[a]	1,412,536
Zscaler, Inc.	6,681	[a]	1,336,066
		108,849,203
Technology Hardware & Equipment - 3.9%
Amphenol Corp., Cl. A	244,983		16,524,103
Arrow Electronics, Inc.	8,384	[a]	1,132,511
CDW Corp.	6,230		1,405,737
Cognex Corp.	13,582		548,441
Corning, Inc.	6,130		256,541
Dell Technologies, Inc., Cl. C	8,785		1,015,019
F5, Inc.	4,082	[a]	829,258
Flex Ltd.	58,529	[a]	1,901,607
Hewlett Packard Enterprise Co.	20,315		393,502
HP, Inc.	7,375		266,828
Jabil, Inc.	14,091		1,539,864
Keysight Technologies, Inc.	54,254	[a]	8,361,626
NetApp, Inc.	21,115		2,549,003
Pure Storage, Inc., Cl. A	57,135	[a]	2,930,454
Super Micro Computer, Inc.	1,838	[a]	804,493
TE Connectivity Ltd.	8,757		1,345,075
Trimble, Inc.	30,126	[a]	1,707,843

17

Statements of Investments (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Technology Hardware & Equipment - 3.9% (continued)
Ubiquiti, Inc.	788		152,494
Zebra Technologies Corp., Cl. A	12,668	[a]	4,375,274
		48,039,673
Telecommunication Services - .1%
Frontier Communications Parent, Inc.	12,470	[a,b]	359,136
GCI Liberty, Inc. (Escrow Share)	9,830	[a]	8,847
Iridium Communications, Inc.	10,410		268,578
		636,561
Transportation - 2.1%
Alaska Air Group, Inc.	24,939	[a]	900,547
American Airlines Group, Inc.	35,290	[a,b]	374,780
Expeditors International of Washington, Inc.	20,658		2,549,404
GXO Logistics, Inc.	4,345	[a]	217,467
J.B. Hunt Transport Services, Inc.	11,449		1,982,967
Knight-Swift Transportation Holdings, Inc.	47,217		2,473,226
Landstar System, Inc.	13,188		2,407,601
Lyft, Inc., Cl. A	199,095	[a]	2,323,439
Norfolk Southern Corp.	21,522		5,513,076
Old Dominion Freight Line, Inc.	19,661		3,790,641
Ryder System, Inc.	8,455		1,228,004
Southwest Airlines Co.	22,275	[b]	644,193
United Airlines Holdings, Inc.	31,825	[a]	1,401,573
XPO, Inc.	735	[a]	84,246
		25,891,164
Utilities - 3.5%
Ameren Corp.	38,855		3,205,926
American Electric Power Co., Inc.	10,141		1,016,939
American Water Works Co., Inc.	18,776		2,687,221
Brookfield Renewable Corp., Cl. A	7,500		213,675
CenterPoint Energy, Inc.	94,706		2,585,474
CMS Energy Corp.	30,975		2,101,963
Constellation Energy Corp.	26,682		5,248,349
Dominion Energy, Inc.	71,353		3,988,633
DTE Energy Co.	21,507		2,688,805
Edison International	11,110		966,903
Entergy Corp.	18,999		2,292,989
Essential Utilities, Inc.	1,475		57,510
Eversource Energy	37,690		2,545,206
Exelon Corp.	22,341		850,969
FirstEnergy Corp.	20,798		913,448
NiSource, Inc.	39,240		1,297,274
NRG Energy, Inc.	26,065		2,215,786
OGE Energy Corp.	22,368		884,878
Pinnacle West Capital Corp.	19,345		1,693,074
Public Service Enterprise Group, Inc.	5,000		403,750
The AES Corp.	51,305		878,855
UGI Corp.	4,185		104,248
Vistra Corp.	11,305		965,786
WEC Energy Group, Inc.	11,365		1,057,286

18

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description		Shares	Value ($)
Common Stocks - 95.0% (continued)
Utilities - 3.5% (continued)
Xcel Energy, Inc.		42,585	2,607,480
			43,472,427
Total Common Stocks (cost $515,019,858)			1,168,084,303

Exchange-Traded Funds - 2.4%
Registered Investment Companies - 2.4%
iShares Russell Mid-Cap ETF		133,000	[b] 11,517,800
iShares Russell Mid-Cap Growth ETF		123,586	[b] 14,061,615
SPDR S&P MidCap 400 ETF Trust		7,275	4,112,557
Total Exchange-Traded Funds (cost $27,755,197)			29,691,972
		Number of Rights
Rights - .0%
Health Care Equipment & Services - .0%
Abiomed, Inc. expiring 12/31/2049 (cost $0)		40,585	[d] 41,396
	1-Day Yield (%)	Shares
Investment Companies - 2.8%
Registered Investment Companies - 2.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $34,883,057)	5.40	34,883,057	[e] 34,883,057

Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $17,501,861)	5.40	17,501,861	[e] 17,501,861
Total Investments (cost $595,159,973)		101.6%	1,250,202,589
Liabilities, Less Cash and Receivables		(1.6%)	(20,184,253)
Net Assets		100.0%	1,230,018,336

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

SPDR—Standard & Poor's Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2024, the value of the fund’s securities on loan was $43,552,110 and the value of the collateral was $44,409,218, consisting of cash collateral of $17,501,861 and U.S. Government & Agency securities valued at $26,907,357. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at August 31, 2024. These securities were valued at $41,396 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

19

Statements of Investments (continued)

BNY Mellon Mid Cap Multi-Strategy Fund
Affiliated Issuers
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Value ($) 8/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 2.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.9%	23,123,161	390,562,586	(378,802,690)	34,883,057	1,241,739
Investment of Cash Collateral for Securities Loaned - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.4%	10,609,780	179,607,850	(172,715,769)	17,501,861	58,600	††
Total - 4.2%	33,732,941	570,170,436	(551,518,459)	52,384,918	1,300,339

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

20

BNY Mellon Small Cap Multi-Strategy Fund
Description	Shares		Value ($)
Common Stocks - 97.6%
Automobiles & Components - .6%
Gentherm, Inc.	16,095	[a]	813,441
Visteon Corp.	10,550	[a]	1,067,976
		1,881,417
Banks - 7.4%
BankUnited, Inc.	22,623		869,402
Columbia Banking System, Inc.	147,587		3,716,241
First Bancorp./Puerto Rico	78,484		1,677,988
First Hawaiian, Inc.	25,238		614,041
First Horizon Corp.	122,817		2,037,534
Fulton Financial Corp.	60,600		1,172,610
Heritage Financial Corp.	24,357		556,314
Hilltop Holdings, Inc.	24,213		795,397
National Bank Holdings Corp., Cl. A	22,276		975,912
NBT Bancorp, Inc.	14,088		689,748
Seacoast Banking Corp. of Florida	115,723		3,166,181
SouthState Corp.	6,413		622,638
Synovus Financial Corp.	29,509		1,360,955
Texas Capital Bancshares, Inc.	41,502	[a]	2,789,764
UMB Financial Corp.	6,004		621,954
United Community Banks, Inc.	21,368		651,083
Webster Financial Corp.	28,484		1,350,996
		23,668,758
Capital Goods - 13.1%
AAON, Inc.	13,588		1,297,790
Boise Cascade Co.	4,229		573,537
BWX Technologies, Inc.	24,282		2,501,046
Construction Partners, Inc., Cl. A	72,275	[a]	4,768,704
Curtiss-Wright Corp.	6,920		2,185,751
Enerpac Tool Group Corp.	42,607		1,757,113
EnerSys	22,135		2,242,940
EnPro, Inc.	5,198		835,994
Esab Corp.	4,343		455,885
Flowserve Corp.	57,967		2,891,394
Fluor Corp.	143,110	[a]	7,165,518
Gibraltar Industries, Inc.	13,593	[a]	947,024
Granite Construction, Inc.	16,929		1,272,384
Helios Technologies, Inc.	15,999		706,996
JELD-WEN Holding, Inc.	134,974	[a]	1,922,030
Kratos Defense & Security Solutions, Inc.	44,213	[a]	1,014,246
Lindsay Corp.	5,060		627,693
Matrix Service Co.	27,014	[a]	269,059
MSC Industrial Direct Co., Inc., Cl. A	10,646		875,527
MYR Group, Inc.	7,364	[a]	742,291
Proto Labs, Inc.	13,708	[a]	419,191
SiteOne Landscape Supply, Inc.	17,425	[a]	2,471,910
The Middleby Corp.	6,168	[a]	867,344
Valmont Industries, Inc.	7,231		2,066,331
Zurn Elkay Water Solutions Corp.	42,843		1,389,398
		42,267,096

21

Statements of Investments (continued)

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Commercial & Professional Services - 3.4%
ACV Auctions, Inc., Cl. A	80,677	[a]	1,509,467
CACI International, Inc., Cl. A	4,643	[a]	2,266,341
CSG Systems International, Inc.	21,797		1,057,590
KBR, Inc.	27,046		1,875,911
Korn Ferry	19,117		1,396,497
Montrose Environmental Group, Inc.	37,251	[a]	1,225,558
The Brink's Company	13,560		1,504,211
		10,835,575
Consumer Discretionary Distribution & Retail - 2.9%
American Eagle Outfitters, Inc.	55,200		1,136,016
Arhaus, Inc.	85,309	[b]	1,050,154
Caleres, Inc.	52,109		2,195,352
Ollie's Bargain Outlet Holdings, Inc.	29,766	[a]	2,665,843
Petco Health & Wellness Co., Inc.	125,057	[a,b]	398,932
Urban Outfitters, Inc.	12,592	[a]	457,341
Warby Parker, Inc., Cl. A	100,413	[a]	1,498,162
		9,401,800
Consumer Durables & Apparel - 2.8%
Capri Holdings Ltd.	37,657	[a]	1,345,108
Carter's, Inc.	12,971		854,789
Cavco Industries, Inc.	2,017	[a]	833,666
Figs, Inc., Cl. A	74,268	[a]	458,234
Levi Strauss & Co., Cl. A	115,415		2,224,047
Meritage Homes Corp.	4,646		920,233
PVH Corp.	12,540		1,237,573
The Lovesac Company	21,190	[a,b]	492,456
YETI Holdings, Inc.	16,969	[a]	684,190
		9,050,296
Consumer Services - 3.5%
Duolingo, Inc.	3,978	[a]	845,603
Dutch Bros, Inc., Cl. A	44,558	[a]	1,381,298
Genius Sports Ltd.	461,500	[a]	3,516,630
Planet Fitness, Inc., Cl. A	39,909	[a]	3,241,010
Six Flags Entertainment Corp.	19,099		836,154
The Cheesecake Factory, Inc.	35,212		1,384,184
		11,204,879
Energy - 8.3%
Antero Resources Corp.	117,836	[a]	3,180,394
Cactus, Inc., Cl. A	56,147		3,341,869
Centrus Energy Corp., Cl. A	25,227	[a]	998,989
CNX Resources Corp.	113,178	[a]	3,131,635
Crescent Energy Co., Cl. A	49,047		585,131
Dril-Quip, Inc.	37,287	[a]	608,151
EQT Corp.	72,193		2,419,187
Expro Group Holdings NV	99,925	[a]	1,984,510
Frontline PLC	38,416	[b]	927,362
Liberty Energy, Inc.	44,781	[b]	922,041
Oceaneering International, Inc.	59,703	[a]	1,611,384
PBF Energy, Inc., Cl. A	92,407		3,147,382
Transocean Ltd.	144,972	[a,b]	687,167
22

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Energy - 8.3% (continued)
Viper Energy, Inc.	67,440		3,210,144
		26,755,346
Equity Real Estate Investment - 2.9%
CareTrust REIT, Inc.	20,346	[c]	607,938
Douglas Emmett, Inc.	57,662	[b,c]	922,592
EPR Properties	22,497	[c]	1,067,933
Equity Commonwealth	73,943	[a,c]	1,498,825
Highwoods Properties, Inc.	28,396	[b,c]	914,919
Potlatchdeltic Corp.	27,514	[c]	1,195,758
STAG Industrial, Inc.	14,284	[c]	579,645
Sunstone Hotel Investors, Inc.	88,770	[c]	925,871
Terreno Realty Corp.	11,879	[c]	820,126
Urban Edge Properties	35,132	[c]	743,042
		9,276,649
Equity Real Estate Investment Trusts - .9%
Agree Realty Corp.	20,325	[c]	1,483,928
Healthpeak Properties, Inc.	63,092	[c]	1,405,690
		2,889,618
Financial Services - 5.3%
AvidXchange Holdings, Inc.	124,895	[a]	1,007,903
Burford Capital Ltd.	44,133		596,237
Cohen & Steers, Inc.	9,868	[b]	881,804
Essent Group Ltd.	69,939		4,496,378
Federated Hermes, Inc.	17,798		610,471
Flywire Corp.	40,302	[a]	729,869
HA Sustainable Infrastructure Capital, Inc.	70,484	[b]	2,282,272
PJT Partners, Inc., Cl. A	12,166	[b]	1,502,501
PRA Group, Inc.	95,962	[a]	2,237,834
StepStone Group, Inc., Cl. A	31,255	[b]	1,709,648
WisdomTree, Inc.	112,303	[b]	1,138,752
		17,193,669
Food, Beverage & Tobacco - 2.7%
Celsius Holdings, Inc.	36,545	[a]	1,389,806
Freshpet, Inc.	24,567	[a]	3,341,112
Nomad Foods Ltd.	71,469		1,343,617
Primo Water Corp.	18,246		403,237
The Boston Beer Company, Inc., Cl. A	3,244	[a]	881,460
Vital Farms, Inc.	43,273	[a]	1,360,936
		8,720,168
Health Care Equipment & Services - 10.9%
Acadia Healthcare Co., Inc.	36,542	[a]	2,993,886
AtriCure, Inc.	42,430	[a]	1,112,090
Encompass Health Corp.	13,600		1,265,480
Evolent Health, Inc., Cl. A	194,259	[a]	6,212,403
Globus Medical, Inc., Cl. A	27,171	[a]	1,975,332
Guardant Health, Inc.	42,140	[a]	1,077,941
Health Catalyst, Inc.	251,778	[a]	1,810,284
Inspire Medical Systems, Inc.	17,270	[a]	3,105,491
Integer Holdings Corp.	10,225	[a,b]	1,329,966
iRhythm Technologies, Inc.	18,063	[a]	1,280,305

23

Statements of Investments (continued)

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Health Care Equipment & Services - 10.9% (continued)
Omnicell, Inc.	52,074	[a]	2,316,252
Privia Health Group, Inc.	154,395	[a]	3,109,515
PROCEPT BioRobotics Corp.	6,543	[a]	516,897
R1 RCM, Inc.	72,606	[a]	1,024,471
Select Medical Holdings Corp.	36,021		1,299,277
The Ensign Group, Inc.	3,552		537,631
TransMedics Group, Inc.	25,182	[a]	4,232,087
		35,199,308
Household & Personal Products - 1.3%
Inter Parfums, Inc.	18,053		2,325,949
Oddity Tech Ltd., Cl. A	7,410	[a,b]	272,688
Spectrum Brands Holdings, Inc.	15,855		1,495,444
		4,094,081
Insurance - 2.3%
Oscar Health, Inc., Cl. A	58,546	[a]	1,071,392
Palomar Holdings, Inc.	15,265	[a]	1,514,593
The Baldwin Insurance Group, Inc.	104,784	[a,b]	4,913,322
		7,499,307
Materials - 3.7%
Alamos Gold, Inc., Cl. A	251,301		4,845,083
Alcoa Corp.	33,117		1,063,056
Carpenter Technology Corp.	9,080		1,314,512
Constellium SE	37,255	[a]	624,766
Knife River Corp.	11,159	[a]	880,110
Materion Corp.	10,023		1,163,069
MP Materials Corp.	48,628	[a,b]	627,301
Radius Recycling, Inc.	22,986		348,008
Tronox Holdings PLC	64,457		897,886
		11,763,791
Media & Entertainment - 3.9%
IMAX Corp.	33,930	[a]	718,977
John Wiley & Sons, Inc., Cl. A	53,963		2,606,953
Lions Gate Entertainment Corp., Cl. A	74,295	[a,b]	577,272
Lions Gate Entertainment Corp., Cl. B	83,947	[a]	580,913
Magnite, Inc.	213,114	[a]	2,938,842
Manchester United PLC, Cl. A	83,600	[a,b]	1,440,428
Reddit, Inc., Cl. A	24,035	[a]	1,442,821
Scholastic Corp.	15,453		492,642
Shutterstock, Inc.	46,515	[b]	1,668,958
		12,467,806
Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
Alkermes PLC	83,806	[a]	2,384,281
Ascendis Pharma A/S, ADR	4,990	[a]	690,866
Autolus Therapeutics PLC	89,358	[a,b]	351,177
Crinetics Pharmaceuticals, Inc.	15,499	[a]	822,377
Denali Therapeutics, Inc.	83,307	[a]	2,036,023
GRAIL, Inc.	17,218	[a]	242,946
Insmed, Inc.	68,341	[a]	5,226,036
Keros Therapeutics, Inc.	3,754	[a]	170,244
Merus NV	11,205	[a]	571,343

24

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 7.0% (continued)
Natera, Inc.	17,620	[a]	2,083,741
Pacific Biosciences of California, Inc.	227,038	[a,b]	311,042
Repligen Corp.	16,116	[a]	2,432,388
Sarepta Therapeutics, Inc.	15,078	[a]	2,047,291
Twist Bioscience Corp.	26,849	[a]	1,160,951
Ultragenyx Pharmaceutical, Inc.	19,710	[a]	1,119,134
Xenon Pharmaceuticals, Inc.	17,896	[a]	721,925
		22,371,765
Real Estate Management & Development - .3%
Newmark Group, Inc., Cl. A	75,128		1,039,020
Semiconductors & Semiconductor Equipment - 3.0%
Cohu, Inc.	23,576	[a]	634,430
Diodes, Inc.	10,189	[a]	710,071
FormFactor, Inc.	22,602	[a]	1,102,300
MaxLinear, Inc.	33,128	[a]	502,883
MKS Instruments, Inc.	7,934		945,971
Onto Innovation, Inc.	5,450	[a]	1,162,049
Rambus, Inc.	47,635	[a]	2,130,237
Synaptics, Inc.	28,389	[a]	2,311,432
		9,499,373
Software & Services - 5.0%
A10 Networks, Inc.	66,906		921,296
Confluent, Inc., Cl. A	92,668	[a]	1,966,415
CyberArk Software Ltd.	3,884	[a]	1,113,698
DoubleVerify Holdings, Inc.	23,116	[a]	455,385
HubSpot, Inc.	3,896	[a]	1,944,377
JFrog Ltd.	116,186	[a]	3,225,323
Klaviyo, Inc., Cl. A	79,022	[a]	2,486,032
Monday.com Ltd.	6,303	[a]	1,675,905
Zuora, Inc., Cl. A	257,737	[a]	2,265,508
		16,053,939
Technology Hardware & Equipment - 3.4%
Advanced Energy Industries, Inc.	12,157		1,289,736
Belden, Inc.	9,345		1,002,532
Calix, Inc.	52,653	[a]	1,960,798
Corsair Gaming, Inc.	67,713	[a]	471,960
Lumentum Holdings, Inc.	41,778	[a,b]	2,406,831
nLight, Inc.	139,788	[a]	1,669,069
Plexus Corp.	10,233	[a]	1,310,950
Viavi Solutions, Inc.	96,916	[a]	834,447
		10,946,323
Transportation - .8%
Heartland Express, Inc.	84,954		1,051,731
SkyWest, Inc.	19,382	[a]	1,502,880
		2,554,611
Utilities - 2.2%
Chesapeake Utilities Corp.	8,565		1,014,267
Clearway Energy, Inc., Cl. C	66,782		1,934,007
NextEra Energy Partners LP	46,224	[b]	1,157,911
Portland General Electric Co.	19,269		927,032

25

Statements of Investments (continued)

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description		Shares	Value ($)
Common Stocks - 97.6% (continued)
Utilities - 2.2% (continued)
Southwest Gas Holdings, Inc.		12,824	932,561
TXNM Energy, Inc.		28,106	1,151,784
			7,117,562
Total Common Stocks (cost $225,126,183)			313,752,157

Exchange-Traded Funds - .3%
Registered Investment Companies - .3%
iShares Russell 2000 ETF (cost $1,017,297)		4,616	[b] 1,015,889
	1-Day Yield (%)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,221,334)	5.40	3,221,334	[d] 3,221,334

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,689,462)	5.40	3,689,462	[d] 3,689,462
Total Investments (cost $233,054,276)		100.1%	321,678,842
Liabilities, Less Cash and Receivables		(.1%)	(183,263)
Net Assets		100.0%	321,495,579

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2024, the value of the fund’s securities on loan was $27,272,862 and the value of the collateral was $28,858,707, consisting of cash collateral of $3,689,462 and U.S. Government & Agency securities valued at $25,169,245. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

26

BNY Mellon Small Cap Multi-Strategy Fund
Affiliated Issuers
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Value ($) 8/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.0%	25,668,861	222,637,024	(245,084,551)	3,221,334	809,959
Investment of Cash Collateral for Securities Loaned - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.2%	8,407,712	108,934,998	(113,653,235)	3,689,462	482,958	††
Total - 2.2%	34,076,573	331,572,022	(358,737,786)	6,910,796	1,292,917

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

27

Statements of Investments (continued)

BNY Mellon International Fund
Description	Shares	Value ($)
Common Stocks - 95.6%
Australia - 2.9%
ASX Ltd.	146,264	6,058,609
Brambles Ltd.	114,209	1,413,605
		7,472,214
Austria - 1.1%
OMV AG	66,305	2,892,456
Bermuda - 2.7%
Hiscox Ltd.	447,430	[a] 6,924,266
France - 19.2%
AXA SA	53,366	2,030,498
BNP Paribas SA	94,171	6,518,757
Cie Generale des Etablissements Michelin SCA	119,620	4,697,931
Compagnie de Saint-Gobain SA	43,610	[a] 3,815,372
Klepierre SA	80,350	2,404,158
LVMH Moet Hennessy Louis Vuitton SE	9,082	6,812,590
Orange SA	451,208	5,138,403
Publicis Groupe SA	55,982	6,155,428
Sanofi SA	74,612	8,345,839
Vinci SA	25,928	3,101,827
		49,020,803
Germany - 9.1%
Allianz SE	9,496	2,941,971
Daimler Truck Holding AG	34,203	1,311,122
DHL Group	73,458	3,191,325
Evonik Industries AG	124,818	2,766,851
Heidelberg Materials AG	35,148	3,719,048
Mercedes-Benz Group AG	99,809	6,882,400
Muenchener Rueckversicherungs-Gesellschaft AG	4,462	2,413,524
		23,226,241
Hong Kong - .6%
Sun Hung Kai Properties Ltd.	169,500	1,655,219
Italy - 2.8%
Enel SpA	549,080	4,176,691
Eni SpA	177,693	2,894,342
		7,071,033
Japan - 17.4%
Advantest Corp.	62,000	2,879,093
Casio Computer Co. Ltd.	607,800	4,872,518
FUJIFILM Holdings Corp.	63,900	1,722,121
Fujitsu Ltd.	224,100	4,031,100
ITOCHU Corp.	56,600	3,011,981
Mitsubishi Electric Corp.	145,800	2,435,033
Mizuho Financial Group, Inc.	257,400	5,351,015
Nippon Telegraph & Telephone Corp.	5,778,500	6,176,173
Renesas Electronics Corp.	222,900	3,886,762
Shionogi & Co. Ltd.	27,100	1,267,204
Sumitomo Mitsui Financial Group, Inc.	71,100	4,719,380
Trend Micro, Inc.	65,000	3,907,860
		44,260,240
Netherlands - 6.4%
ASML Holding NV	5,772	5,220,389

28

BNY Mellon International Fund (continued)
Description		Shares	Value ($)
Common Stocks - 95.6% (continued)
Netherlands - 6.4% (continued)
ING Groep NV		382,424	6,940,441
Koninklijke Ahold Delhaize NV		120,164	4,127,691
			16,288,521
Norway - .3%
Yara International ASA		28,188	[a] 821,462
Singapore - 1.1%
Singapore Exchange Ltd.		325,300	2,704,158
Spain - 1.1%
ACS Actividades de Construccion y Servicios SA		60,104	2,731,678
Switzerland - 6.4%
Kuehne + Nagel International AG		6,271	1,943,227
Novartis AG		31,073	3,758,968
Roche Holding AG		23,302	7,874,627
Sonova Holding AG		7,553	2,631,057
			16,207,879
United Kingdom - 21.1%
BAE Systems PLC		142,705	2,556,830
BP PLC		868,968	4,922,941
British American Tobacco PLC		53,707	2,007,521
Bunzl PLC		26,413	1,233,339
Burberry Group PLC		129,148	1,140,730
Diageo PLC		228,129	7,451,737
GSK PLC		281,049	6,165,438
Rio Tinto PLC		44,456	2,786,518
Shell PLC		293,451	10,412,587
SSE PLC		138,397	3,443,895
Tate & Lyle PLC		490,151	4,358,785
Tesco PLC		773,561	3,608,069
Unilever PLC		55,634	3,597,606
			53,685,996
United States - 3.4%
CRH PLC		30,727	2,738,282
Ferguson Enterprises, Inc.		28,725	[b] 5,896,264
			8,634,546
Total Common Stocks (cost $209,100,730)			243,596,712

Exchange-Traded Funds - 1.2%
United States - 1.2%
iShares MSCI EAFE ETF (cost $3,038,534)		38,499	[a] 3,194,647
	Preferred Dividend Rate (%)
Preferred Stocks - 1.3%
Germany - 1.3%
Volkswagen AG (cost $7,629,189)	9.95	31,714	3,371,324

29

Statements of Investments (continued)

BNY Mellon International Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,344,774)	5.40	1,344,774	[c] 1,344,774

Investment of Cash Collateral for Securities Loaned - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,217,713)	5.40	4,217,713	[c] 4,217,713
Total Investments (cost $225,330,940)		100.3%	255,725,170
Liabilities, Less Cash and Receivables		(.3%)	(882,647)
Net Assets		100.0%	254,842,523

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At August 31, 2024, the value of the fund’s securities on loan was $4,237,666 and the value of the collateral was $4,358,159, consisting of cash collateral of $4,217,713 and U.S. Government & Agency securities valued at $140,446. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

30

BNY Mellon International Fund
Affiliated Issuers
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Value ($) 8/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	1,009,721	50,679,314	(50,344,261)	1,344,774	44,926
Investment of Cash Collateral for Securities Loaned - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.7%	2,981,093	96,417,913	(95,181,293)	4,217,713	6,260	††
Total - 2.2%	3,990,814	147,097,227	(145,525,554)	5,562,487	51,186

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

31

Statements of Investments (continued)

BNY Mellon Emerging Markets Fund
Description	Shares		Value ($)
Common Stocks - 99.2%
Australia - .5%
BHP Group Ltd.	41,497		1,137,854
Brazil - 5.6%
Banco Bradesco SA, ADR	1,447,609		4,024,353
Raia Drogasil SA	204,235		992,194
TOTVS SA	417,947		2,217,304
WEG SA	309,359		2,961,332
XP, Inc., Cl. A	99,057		1,823,639
		12,018,822
China - 18.9%
Alibaba Group Holding Ltd.	202,300		2,115,592
China Merchants Bank Co. Ltd., Cl. H	294,000		1,214,826
Contemporary Amperex Technology Co. Ltd., Cl. A	99,700		2,587,771
JD.com, Inc., Cl. A	87,050		1,175,028
Kanzhun Ltd., ADR	118,443	[a]	1,475,800
Midea Group Co. Ltd., Cl. A	402,100		3,674,378
NARI Technology Co. Ltd., Cl. A	652,337		2,265,795
NetEase, Inc.	142,300		2,295,972
Proya Cosmetics Co. Ltd., Cl. A	96,300		1,298,423
Shenzhen Inovance Technology Co. Ltd., Cl. A	215,532		1,316,011
Silergy Corp.	83,000		1,235,527
Sungrow Power Supply Co. Ltd., Cl. A	313,308		3,398,640
Tencent Holdings Ltd.	274,000		13,242,976
Trip.com Group Ltd.	74,900	[a]	3,544,593
		40,841,332
France - 2.1%
TotalEnergies SE	65,533		4,523,980
Hong Kong - 2.5%
AIA Group Ltd.	403,800		2,880,258
Hong Kong Exchanges & Clearing Ltd.	36,700		1,125,013
Pacific Basin Shipping Ltd.	4,798,000		1,323,069
		5,328,340
India - 20.3%
Avenue Supermarts Ltd.	36,657	[a,b]	2,159,252
Dr. Lal PathLabs Ltd.	47,700	[b]	1,945,683
HDFC Bank Ltd.	140,878		2,754,926
HDFC Life Insurance Co. Ltd.	203,630	[b]	1,796,320
ICICI Bank Ltd.	196,365		2,884,352
Info Edge India Ltd.	26,514		2,430,023
Infosys Ltd.	98,048		2,273,166
KEI Industries Ltd.	56,978		3,140,265
Mahindra & Mahindra Ltd.	110,442		3,704,273
Marico Ltd.	311,312		2,406,427
Reliance Industries Ltd.	119,115		4,303,070
Sona Blw Precision Forgings Ltd.	296,852	[b]	2,420,721
Tata Consultancy Services Ltd.	43,061		2,342,741
Titan Co. Ltd.	55,241		2,359,759
Tube Investments of India Ltd.	32,313		1,555,426
Zomato Ltd.	1,843,308	[a]	5,518,026
		43,994,430

32

BNY Mellon Emerging Markets Fund (continued)
Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Indonesia - 3.8%
Bank Mandiri Persero TBK PT	12,996,600		5,996,414
Bank Rakyat Indonesia Persero TBK PT	6,984,100		2,328,977
		8,325,391
Japan - 1.6%
Unicharm Corp.	97,600		3,406,004
Mexico - 5.8%
Banco del Bajio SA	553,618	[b]	1,379,670
Fomento Economico Mexicano SAB de CV	360,473		3,706,635
Grupo Financiero Banorte SAB de CV, Cl. O	372,765		2,584,565
Qualitas Controladora SAB de CV	175,745		1,407,620
Wal-Mart de Mexico SAB de CV	1,066,909		3,395,603
		12,474,093
Netherlands - .3%
ASML Holding NV	724		654,810
Peru - 1.6%
Credicorp Ltd.	20,070		3,579,484
Philippines - .5%
Ayala Corp.	107,040		1,155,597
Poland - 1.3%
Dino Polska SA	33,374	[a,b,c]	2,789,188
Russia - .0%
Lukoil PJSC, ADR	85,809	[a,d]	0
Sberbank of Russia PJSC, ADR	884,047	[a,d]	0
X5 Retail Group NV, GDR	198,889	[a,d]	0
South Africa - 1.2%
Clicks Group Ltd.	129,143		2,710,652
South Korea - 6.5%
KT Corp.	68,876		1,993,806
LG Energy Solution Ltd.	3,458	[a]	1,008,860
Samsung Electronics Co. Ltd.	195,296		10,951,797
		13,954,463
Sweden - 1.1%
Epiroc AB, Cl. A	122,722		2,368,929
Taiwan - 20.2%
Advantech Co. Ltd.	198,000		2,173,410
Airtac International Group	43,527		1,188,198
ASE Technology Holding Co. Ltd.	319,000		1,550,147
Chailease Holding Co. Ltd.	468,876		2,141,825
Chroma ATE, Inc.	281,000		2,897,649
Delta Electronics, Inc.	258,000		3,257,962
MediaTek, Inc.	107,000		4,207,876
Sinbon Electronics Co. Ltd.	158,000		1,477,749
Taiwan Semiconductor Manufacturing Co. Ltd.	676,000		20,184,840
Uni-President Enterprises Corp.	1,771,000		4,569,892
		43,649,548
United States - .9%
Schlumberger NV	42,538		1,871,247
Uruguay - 4.5%
Globant SA	12,688	[a]	2,566,021

33

Statements of Investments (continued)

BNY Mellon Emerging Markets Fund (continued)
Description		Shares	Value ($)
Common Stocks - 99.2% (continued)
Uruguay - 4.5% (continued)
MercadoLibre, Inc.		3,436	[a] 7,083,864
			9,649,885
Total Common Stocks (cost $173,115,442)			214,434,049
	1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,501,925)	5.40	2,501,925	[e] 2,501,925
Total Investments (cost $175,617,367)		100.4%	216,935,974
Liabilities, Less Cash and Receivables		(.4%)	(812,729)
Net Assets		100.0%	216,123,245

ADR—American Depositary Receipt

GDR—Global Depository Receipt

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities were valued at $12,490,834 or 5.78% of net assets.

c Security, or portion thereof, on loan. At August 31, 2024, the value of the fund’s securities on loan was $2,084,495 and the value of the collateral was $2,197,907, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

d The fund held Level 3 securities at August 31, 2024. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

34

BNY Mellon Emerging Markets Fund
Affiliated Issuers
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Value ($) 8/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.2%	5,362,241	89,124,422	(91,984,738)	2,501,925	155,696
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	960,211	6,592,040	(7,552,251)	-	6,350	††
Total - 1.2%	6,322,452	95,716,462	(99,536,989)	2,501,925	162,046

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

35

Statements of Investments (continued)

BNY Mellon Asset Allocation Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8%
Aerospace & Defense - .1%
The Boeing Company,Sr. Unscd. Notes	3.63	2/1/2031	250,000		226,270
The Boeing Company,Sr. Unscd. Notes	6.53	5/1/2034	175,000	[a]	185,460
				411,730
Airlines - .0%
American Airlines Pass Through Trust,Ser. 2015-1, Cl. A	3.38	5/1/2027	211,722		199,590
Automobiles & Components - .0%
General Motors Financial Co., Inc.,Sr. Unscd. Notes	3.10	1/12/2032	150,000		130,784
Banks - 1.1%
Banco Bilbao Vizcaya Argentaria SA,Sr. Notes	5.38	3/13/2029	150,000		154,768
Bank of America Corp.,Jr. Sub. Notes, Ser. TT	6.13	4/27/2027	350,000	[b]	354,392
Barclays PLC,Sr. Unscd. Notes	7.39	11/2/2028	325,000		349,604
Citigroup, Inc.,Sub. Notes	6.17	5/25/2034	330,000	[c]	348,529
Citizens Financial Group, Inc.,Sr. Unscd. Notes	5.84	1/23/2030	320,000	[c]	329,054
Comerica, Inc.,Sr. Unscd. Notes	5.98	1/30/2030	215,000	[c]	218,806
Credit Agricole SA,Sr. Notes	6.32	10/3/2029	200,000	[a]	210,698
Deutsche Bank AG,Sr. Notes	6.72	1/18/2029	375,000		394,909
HSBC Holdings PLC,Sr. Unscd. Notes	6.25	3/9/2034	215,000		231,337
JPMorgan Chase & Co.,Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	290,000	[b,c]	285,622
Morgan Stanley,Sr. Unscd. Notes	1.59	5/4/2027	375,000		356,381
NatWest Group PLC,Sr. Unscd. Notes	5.08	1/27/2030	260,000		263,138
Nordea Bank Abp,Jr. Sub. Notes	6.63	3/26/2026	255,000	[a,b]	256,513
Santander Holdings USA, Inc.,Sr. Unscd. Bonds	7.66	11/9/2031	200,000		223,198
Societe Generale SA,Sr. Notes	6.69	1/10/2034	350,000	[a]	375,433
The Goldman Sachs Group, Inc.,Sub. Notes	6.75	10/1/2037	385,000		434,194
UBS Group AG,Sr. Unscd. Notes	2.59	9/11/2025	175,000	[a]	174,887
				4,961,463
Beverage Products - .1%
Anheuser-Busch Companies LLC/Anheuser-Busch Inbev Worldwide, Inc.,Gtd. Notes	4.90	2/1/2046	300,000		288,212
Consumer Discretionary - .1%
Warnermedia Holdings, Inc.,Gtd. Notes	4.05	3/15/2029	325,000		303,751
Warnermedia Holdings, Inc.,Gtd. Notes	4.28	3/15/2032	275,000		240,505
				544,256
Diversified Financials - .4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,Gtd. Notes	6.95	3/10/2055	250,000		258,083
Aircastle Ltd.,Sr. Unscd. Notes	2.85	1/26/2028	425,000	[a]	393,866
Apollo Debt Solutions BDC,Sr. Unscd. Notes	6.70	7/29/2031	200,000	[a,c]	203,329
Ares Capital Corp.,Sr. Unscd. Notes	2.88	6/15/2028	275,000	[c]	251,318
BlackRock TCP Capital Corp.,Sr. Unscd. Notes	2.85	2/9/2026	200,000	[c]	191,917
Blackstone Secured Lending Fund,Sr. Unscd. Notes	2.85	9/30/2028	310,000		280,912
Blue Owl Finance LLC,Gtd. Notes	4.13	10/7/2051	350,000	[a]	262,520
				1,841,945
Electronic Components - .1%
Jabil, Inc.,Sr. Unscd. Notes	3.60	1/15/2030	275,000		257,282
Energy - .3%
Boardwalk Pipelines LP,Gtd. Notes	3.60	9/1/2032	175,000		156,858
Diamondback Energy, Inc.,Gtd. Notes	3.13	3/24/2031	200,000		180,569

36

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8% (continued)
Energy - .3% (continued)
Energy Transfer LP,Sr. Unscd. Notes	5.55	5/15/2034	200,000		205,291
Enterprise Products Operating LLC,Gtd. Notes	5.35	1/31/2033	125,000		130,060
Kinder Morgan, Inc.,Gtd. Notes	5.20	6/1/2033	170,000		170,485
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,Gtd. Notes	5.00	1/15/2028	250,000		249,733
TransCanada PipeLines Ltd.,Sr. Unscd. Notes	2.50	10/12/2031	175,000	[c]	152,716
				1,245,712
Food Products - .1%
The Kroger Company,Sr. Unscd. Notes	1.70	1/15/2031	300,000		250,627
Foreign Governmental - .2%
CDP Financial, Inc.,Gtd. Notes	4.88	6/5/2029	150,000	[a]	155,457
Japan Finance Organization for Municipalities,Sr. Unscd. Notes	1.38	2/10/2031	200,000	[a]	167,346
Ontario Teachers' Finance Trust,Gtd. Notes	2.00	4/16/2031	200,000	[a]	174,783
Ontario Teachers' Finance Trust,Gtd. Notes	4.63	4/10/2029	150,000	[a]	153,410
Province of British Columbia,Sr. Unscd. Notes	4.20	7/6/2033	100,000		99,306
Province of Manitoba,Sr. Unscd. Notes	4.30	7/27/2033	160,000		159,927
				910,229
Health Care - .3%
AbbVie, Inc.,Sr. Unscd. Notes	3.20	11/21/2029	285,000		270,128
Amgen, Inc.,Sr. Unscd. Notes	5.60	3/2/2043	225,000		230,087
Amgen, Inc.,Sr. Unscd. Notes	5.65	6/15/2042	80,000		82,019
CVS Health Corp.,Sr. Unscd. Notes	4.78	3/25/2038	360,000		330,868
HCA, Inc.,Gtd. Notes	5.45	9/15/2034	200,000		202,653
Pfizer Investment Enterprises Pte Ltd.,Gtd. Notes	4.65	5/19/2030	300,000		305,084
				1,420,839
Information Technology - .1%
Oracle Corp.,Sr. Unscd. Notes	3.90	5/15/2035	275,000		248,360
Insurance - .1%
MetLife, Inc.,Jr. Sub. Bonds, Ser. G	3.85	9/15/2025	100,000	[b,c]	98,077
Prudential Financial, Inc.,Sr. Unscd. Notes	4.35	2/25/2050	275,000		238,732
				336,809
Internet Software & Services - .1%
Amazon.com, Inc.,Sr. Unscd. Notes	1.65	5/12/2028	325,000		298,388
Meta Platforms, Inc.,Sr. Unscd. Notes	4.45	8/15/2052	380,000		340,242
				638,630
Media - .0%
Comcast Corp.,Gtd. Notes	5.35	11/15/2027	150,000		154,830
Metals & Mining - .1%
Glencore Funding LLC,Gtd. Notes	2.63	9/23/2031	225,000	[a]	192,060
Nucor Corp.,Sr. Unscd. Notes	3.13	4/1/2032	150,000		135,457
				327,517
Real Estate - .1%
Alexandria Real Estate Equities, Inc.,Gtd. Notes	2.95	3/15/2034	225,000		190,385
Prologis LP,Sr. Unscd. Notes	2.25	1/15/2032	175,000		148,433
Prologis LP,Sr. Unscd. Notes	4.75	6/15/2033	100,000		100,047
				438,865
Retailing - .0%
The Home Depot, Inc.,Sr. Unscd. Notes	1.38	3/15/2031	280,000		231,694

37

Statements of Investments (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8% (continued)
Semiconductors & Semiconductor Equipment - .2%
Broadcom, Inc.,Gtd. Notes	2.45	2/15/2031	175,000	[a]	152,760
Broadcom, Inc.,Sr. Unscd. Notes	3.19	11/15/2036	300,000	[a]	248,348
Foundry JV Holdco LLC,Sr. Scd. Notes	5.88	1/25/2034	225,000	[a]	226,137
Intel Corp.,Sr. Unscd. Notes	5.60	2/21/2054	200,000		189,758
				817,003
Technology Hardware & Equipment - .0%
Dell International LLC/EMC Corp.,Gtd. Notes	3.38	12/15/2041	200,000		153,162
Telecommunication Services - .2%
AT&T, Inc.,Sr. Unscd. Notes	4.55	3/9/2049	515,000		445,573
Motorola Solutions, Inc.,Sr. Unscd. Notes	5.40	4/15/2034	200,000		206,417
T-Mobile USA, Inc.,Gtd. Notes	3.00	2/15/2041	375,000		280,392
Verizon Communications, Inc.,Sr. Unscd. Notes	3.40	3/22/2041	140,000		111,654
				1,044,036
Transportation - .1%
J.B. Hunt Transport Services, Inc.,Gtd. Notes	3.88	3/1/2026	250,000		247,005
U.S. Government Agencies Collateralized Municipal-Backed Securities - .0%
Government National Mortgage Association,Ser. 2012-135, Cl. AE	1.83	12/16/2052	243,812		206,917
U.S. Government Agencies Mortgage-Backed - 3.5%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050			218,968	[d]	167,448
2.00%, 8/1/2041-2/1/2052			1,027,668	[d]	840,800
2.50%, 3/1/2042-12/1/2051			689,697	[d]	604,584
3.00%, 11/1/2051			257,723	[d]	229,328
3.50%, 7/1/2047-3/1/2052			1,076,043	[d]	1,000,431
4.00%, 1/1/2052			365,145	[d]	347,137
5.00%, 11/1/2052-6/1/2053			586,777	[d]	589,723
5.50%, 1/1/2053-6/1/2054			1,367,221	[d]	1,384,074
6.00%, 12/1/2053-2/1/2054			733,948	[d]	752,966
6.50%, 12/1/2053			336,619	[d]	348,568
Federal National Mortgage Association:
1.50%, 1/1/2042			228,302	[d]	190,368
2.00%, 10/1/2050-1/1/2052			1,473,665	[d]	1,219,448
2.50%, 6/1/2051-3/1/2052			1,901,326	[d]	1,628,398
3.00%, 5/1/2052-6/1/2052			1,136,697	[d]	1,014,801
3.50%, 3/1/2048			413,646	[d]	386,012
4.00%, 4/1/2052-9/1/2052			835,392	[d]	793,647
4.50%, 10/1/2052			276,508	[d]	270,880
5.00%, 4/1/2053			493,409	[d]	490,150
5.50%, 5/1/2054			246,033	[d]	248,012
6.00%, 9/1/2053			336,969	[d]	344,361
Government National Mortgage Association II:
2.00%, 10/20/2050-9/20/2051			835,009		695,516
2.50%, 5/20/2051			447,426		380,398
3.00%, 6/20/2050-11/20/2051			618,758		559,131
3.50%, 1/20/2052			216,267		201,578
4.00%, 2/20/2051-5/20/2051			247,638		233,835
4.50%, 7/20/2052			334,892		328,605

38

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 11.8% (continued)
U.S. Government Agencies Mortgage-Backed - 3.5% (continued)
6.50%, 8/20/2054			325,000		332,216
				15,582,415
U.S. Treasury Securities - 4.5%
U.S. Treasury Bonds	3.00	8/15/2052	700,000		555,502
U.S. Treasury Bonds	3.63	2/15/2053	585,000		524,946
U.S. Treasury Bonds	3.63	5/15/2053	825,000	[c]	740,792
U.S. Treasury Bonds	3.88	2/15/2043	930,000		880,412
U.S. Treasury Bonds	4.00	11/15/2052	755,000		724,771
U.S. Treasury Bonds	4.13	8/15/2053	415,000		407,632
U.S. Treasury Bonds	4.75	11/15/2053	310,000		337,797
U.S. Treasury Inflation Indexed Notes,US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	292,637	[e]	281,809
U.S. Treasury Inflation Indexed Notes,US CPI Urban Consumers Not Seasonally Adjusted	0.50	1/15/2028	458,528	[e]	439,597
U.S. Treasury Notes	0.50	8/31/2027	515,000		467,594
U.S. Treasury Notes	1.25	11/30/2026	215,000		203,007
U.S. Treasury Notes	1.75	12/31/2026	55,000		52,452
U.S. Treasury Notes	2.00	11/15/2026	20,000		19,213
U.S. Treasury Notes	2.38	5/15/2027	1,115,000	[c]	1,073,558
U.S. Treasury Notes	2.88	4/30/2029	465,000		447,635
U.S. Treasury Notes	3.25	6/30/2027	100,000		98,545
U.S. Treasury Notes	3.25	6/30/2029	940,000		919,199
U.S. Treasury Notes	3.50	1/31/2028	345,000		341,975
U.S. Treasury Notes	3.63	3/31/2030	690,000		684,785
U.S. Treasury Notes	3.75	8/15/2027	10,000		9,989
U.S. Treasury Notes	3.88	8/15/2033	150,000		149,704
U.S. Treasury Notes	3.88	8/15/2034	1,000,000		996,484
U.S. Treasury Notes	3.88	12/31/2027	555,000		556,897
U.S. Treasury Notes	4.00	2/15/2034	5,000		5,032
U.S. Treasury Notes	4.00	2/29/2028	90,000		90,675
U.S. Treasury Notes	4.00	7/31/2030	515,000		520,804
U.S. Treasury Notes	4.13	7/31/2031	875,000	[c]	891,543
U.S. Treasury Notes	4.13	8/31/2030	975,000	[c]	992,634
U.S. Treasury Notes	4.38	5/15/2034	1,840,000		1,907,131
U.S. Treasury Notes	4.38	8/31/2028	310,000		317,042
U.S. Treasury Notes	4.50	5/31/2029	30,000		30,996
U.S. Treasury Notes	4.50	4/15/2027	525,000	[c]	533,736
U.S. Treasury Notes	4.50	11/15/2025	305,000	[c]	305,911
U.S. Treasury Notes	4.50	11/15/2033	1,000,000		1,045,664
U.S. Treasury Notes	4.63	5/31/2031	860,000		901,152
U.S. Treasury Notes	4.63	4/30/2031	90,000		94,300
U.S. Treasury Notes	4.63	6/30/2025	365,000		365,340
U.S. Treasury Notes	4.63	2/28/2026	155,000		156,135
U.S. Treasury Notes	4.75	7/31/2025	160,000		160,437
U.S. Treasury Notes	4.88	10/31/2028	135,000		140,766
U.S. Treasury Notes	5.00	10/31/2025	135,000		136,065
U.S. Treasury Notes	5.00	8/31/2025	677,000		680,916
				20,190,574

39

Statements of Investments (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 11.8% (continued)
Utilities - .0%
NextEra Energy Capital Holdings, Inc.,Gtd. Notes	6.70	9/1/2054	150,000	152,971
Total Bonds and Notes (cost $54,608,346)			53,233,457
Description			Shares	Value ($)
Common Stocks - 38.9%
Advertising - .1%
Omnicom Group, Inc.			1,670	167,718
The Interpublic Group of Companies, Inc.			5,045	164,517
				332,235
Aerospace & Defense - .7%
General Electric Co.			3,973	693,765
Howmet Aerospace, Inc.			2,940	284,180
L3Harris Technologies, Inc.			334	79,048
Lockheed Martin Corp.			1,035	587,983
Northrop Grumman Corp.			562	294,044
RTX Corp.			5,027	620,030
The Boeing Company			2,235	[f] 388,309
TransDigm Group, Inc.			275	[f] 377,633
				3,324,992
Agriculture - .3%
Altria Group, Inc.			4,051	217,822
Archer-Daniels-Midland Co.			2,845	173,517
Philip Morris International, Inc.			6,614	815,440
				1,206,779
Airlines - .0%
Delta Air Lines, Inc.			4,300	182,707
Southwest Airlines Co.			805	23,281
				205,988
Automobiles & Components - .6%
Aptiv PLC			205	[f] 14,664
BorgWarner, Inc.			2,830	96,418
Ford Motor Co.			21,775	243,662
General Motors Co.			4,435	220,774
Tesla, Inc.			10,484	[f] 2,244,729
				2,820,247
Banks - 1.4%
Bank of America Corp.			33,858	1,379,713
Citigroup, Inc.			5,676	355,545
Citizens Financial Group, Inc.			3,815	164,236
Fifth Third Bancorp			3,530	150,696
Huntington Bancshares, Inc.			9,280	138,922
JPMorgan Chase & Co.			10,404	2,338,819
KeyCorp			8,355	142,536
M&T Bank Corp.			821	141,302
Regions Financial Corp.			10,080	236,074
The PNC Financial Services Group, Inc.			1,567	290,036
Truist Financial Corp.			2,398	106,615
Wells Fargo & Co.			11,599	678,194
				6,122,688

40

BNY Mellon Asset Allocation Fund (continued)
Description	Shares		Value ($)
Common Stocks - 38.9% (continued)
Beverage Products - .5%
Brown-Forman Corp., Cl. B	1,860		84,797
CVS Health Corp.	392		22,438
Molson Coors Beverage Co., Cl. B	1,840		99,305
Monster Beverage Corp.	6,048	[f]	285,042
PepsiCo, Inc.	5,011		866,302
The Coca-Cola Company	13,183		955,372
		2,313,256
Building Materials - .2%
Carrier Global Corp.	4,240		308,587
Johnson Controls International PLC	3,182		231,809
Trane Technologies PLC	1,257		454,607
		995,003
Chemicals - .6%
Air Products & Chemicals, Inc.	302		84,213
Albemarle Corp.	1,213		109,473
Celanese Corp.	756		98,734
CF Industries Holdings, Inc.	960		79,766
Dow, Inc.	2,730		146,273
DuPont de Nemours, Inc.	1,830		154,177
Eastman Chemical Co.	1,785		182,730
Ecolab, Inc.	820		207,608
FMC Corp.	2,300		148,534
Linde PLC	1,835		877,589
LyondellBasell Industries NV, Cl. A	1,445		142,621
PPG Industries, Inc.	721		93,535
The Sherwin-Williams Company	814		300,667
Vulcan Materials Co.	548		134,375
		2,760,295
Commercial & Professional Services - .5%
Automatic Data Processing, Inc.	1,844		508,778
Cintas Corp.	478		384,847
Corpay, Inc.	110	[f]	34,711
Equifax, Inc.	775		238,026
S&P Global, Inc.	1,736		890,985
		2,057,347
Consumer Discretionary - .6%
Caesars Entertainment, Inc.	895	[f]	33,688
Carnival Corp.	7,455	[f]	123,007
Chipotle Mexican Grill, Inc.	5,800	[f]	325,264
D.R. Horton, Inc.	1,885		355,813
Darden Restaurants, Inc.	1,026		162,262
Hasbro, Inc.	1,985		135,298
Hilton Worldwide Holdings, Inc.	1,179		258,956
Lennar Corp., Cl. A	1,527		278,006
Marriott International, Inc., Cl. A	1,160		272,240
MGM Resorts International	2,730	[f]	102,621
Norwegian Cruise Line Holdings Ltd.	135	[f]	2,415
Royal Caribbean Cruises Ltd.	930		153,097
Starbucks Corp.	2,563		242,383

41

Statements of Investments (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks - 38.9% (continued)
Consumer Discretionary - .6% (continued)
Yum! Brands, Inc.	1,012	136,539
		2,581,589
Consumer Durables & Apparel - .1%
NIKE, Inc., Cl. B	4,841	403,352
Tapestry, Inc.	3,700	151,589
		554,941
Consumer Staples - .5%
Church & Dwight Co., Inc.	1,145	116,653
Colgate-Palmolive Co.	2,420	257,730
Kenvue, Inc.	14,150	310,592
The Procter & Gamble Company	8,699	1,492,226
		2,177,201
Diversified Financials - 1.8%
American Express Co.	3,600	931,140
BlackRock, Inc.	555	500,505
Capital One Financial Corp.	1,485	218,191
CME Group, Inc.	1,155	249,180
Discover Financial Services	1,770	245,517
Franklin Resources, Inc.	7,120	144,109
Intercontinental Exchange, Inc.	2,071	334,570
Invesco Ltd.	7,075	120,912
Mastercard, Inc., Cl. A	2,972	1,436,486
Moody's Corp.	724	353,124
Morgan Stanley	5,530	572,963
Northern Trust Corp.	201	18,333
State Street Corp.	1,985	172,893
The Charles Schwab Corp.	3,405	221,665
The Goldman Sachs Group, Inc.	1,394	711,288
Visa, Inc., Cl. A	6,310	1,743,895
		7,974,771
Electronic Components - .8%
AMETEK, Inc.	1,235	211,247
Amphenol Corp., Cl. A	5,902	398,090
Eaton Corp. PLC	1,626	499,068
Emerson Electric Co.	2,685	282,972
Fastenal Co.	3,065	209,278
Generac Holdings, Inc.	357	[f] 55,881
Honeywell International, Inc.	1,664	345,962
PACCAR, Inc.	3,442	331,052
Quanta Services, Inc.	1,592	438,007
TE Connectivity Ltd.	1,378	211,661
United Rentals, Inc.	542	401,763
		3,384,981
Energy - 1.4%
Baker Hughes Co.	3,435	120,809
Chevron Corp.	4,622	683,825
ConocoPhillips	6,110	695,257
Coterra Energy, Inc.	3,295	80,167
Devon Energy Corp.	1,420	63,588
Diamondback Energy, Inc.	1,550	302,420

42

BNY Mellon Asset Allocation Fund (continued)
Description	Shares		Value ($)
Common Stocks - 38.9% (continued)
Energy - 1.4% (continued)
EOG Resources, Inc.	3,688		475,088
EQT Corp.	1,320		44,233
Exxon Mobil Corp.	13,960		1,646,442
Halliburton Co.	4,010		124,671
Hess Corp.	1,685		232,631
Kinder Morgan, Inc.	5,102		110,050
Marathon Oil Corp.	8,210		235,216
Marathon Petroleum Corp.	1,585		280,735
Occidental Petroleum Corp.	2,750		156,695
ONEOK, Inc.	1,930		178,255
Phillips 66	1,441		202,187
Schlumberger NV	6,165		271,198
The Williams Companies, Inc.	3,810		174,384
Valero Energy Corp.	1,283		188,255
		6,266,106
Environmental Control - .1%
Veralto Corp.	1,090		122,549
Waste Management, Inc.	1,407		298,340
		420,889
Food & Staples Retailing - .7%
Costco Wholesale Corp.	1,689		1,507,230
Sysco Corp.	990		77,190
The Kroger Company	3,210		170,804
Walgreens Boots Alliance, Inc.	20,005		185,046
Walmart, Inc.	18,327		1,415,394
		3,355,664
Food Products - .3%
General Mills, Inc.	3,390		245,063
Lamb Weston Holdings, Inc.	1,380		85,450
Mondelez International, Inc., Cl. A	5,285		379,516
The Hershey Company	1,006		194,218
The J.M. Smucker Company	2,127		243,924
		1,148,171
Forest Products & Paper - .0%
International Paper Co.	2,990		144,776
Health Care - 4.8%
Abbott Laboratories	6,299		713,488
AbbVie, Inc.	6,503		1,276,604
Agilent Technologies, Inc.	2,609		372,878
Amgen, Inc.	2,342		781,830
Baxter International, Inc.	5,295		200,892
Biogen, Inc.	735	[f]	150,499
Boston Scientific Corp.	6,465	[f]	528,772
Cardinal Health, Inc.	2,520		284,054
Centene Corp.	135	[f]	10,642
Corteva, Inc.	2,493		142,849
Danaher Corp.	3,264		879,028
DexCom, Inc.	978	[f]	67,815
Edwards Lifesciences Corp.	736	[f]	51,491
Elevance Health, Inc.	836		465,560

43

Statements of Investments (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares		Value ($)
Common Stocks - 38.9% (continued)
Health Care - 4.8% (continued)
Eli Lilly & Co.	3,020		2,899,260
GE HealthCare Technologies, Inc.	1,615		136,984
Gilead Sciences, Inc.	2,835		223,965
HCA Healthcare, Inc.	1,032		408,249
Hologic, Inc.	840	[f]	68,242
Humana, Inc.	77		27,294
IDEXX Laboratories, Inc.	587	[f]	282,541
Insulet Corp.	910	[f]	184,521
Intuitive Surgical, Inc.	1,376	[f]	677,859
IQVIA Holdings, Inc.	291	[f]	73,201
Johnson & Johnson	10,970		1,819,484
Labcorp Holdings, Inc.	573		131,727
McKesson Corp.	552		309,716
Medtronic PLC	3,253		288,151
Merck & Co., Inc.	9,244		1,094,952
Moderna, Inc.	1,048	[f]	81,115
Pfizer, Inc.	24,686		716,141
Quest Diagnostics, Inc.	711		111,606
Regeneron Pharmaceuticals, Inc.	408	[f]	483,354
ResMed, Inc.	547		134,026
Steris PLC	559		134,775
Stryker Corp.	1,486		535,584
Teleflex, Inc.	272		66,686
The Cigna Group	1,074		388,584
The Cooper Companies, Inc.	784		82,892
Thermo Fisher Scientific, Inc.	1,811		1,113,892
UnitedHealth Group, Inc.	3,554		2,097,571
Vertex Pharmaceuticals, Inc.	1,048	[f]	519,693
Waters Corp.	302	[f]	104,598
Zimmer Biomet Holdings, Inc.	101		11,661
Zoetis, Inc.	2,188		401,476
		21,536,202
Household & Personal Products - .0%
Kimberly-Clark Corp.	1,157		167,372
The Clorox Company	48		7,599
		174,971
Industrial - .8%
Caterpillar, Inc.	1,778		633,146
Copart, Inc.	4,406	[f]	233,342
Deere & Co.	1,194		460,574
Dover Corp.	998		185,658
GE Vernova, Inc.	1,269	[f]	255,069
Huntington Ingalls Industries, Inc.	298		84,265
Illinois Tool Works, Inc.	249		63,042
Ingersoll Rand, Inc.	2,380		217,651
Otis Worldwide Corp.	1,179		111,640
Parker-Hannifin Corp.	660		396,132
Rockwell Automation, Inc.	696		189,333
Snap-on, Inc.	691		196,064
Teledyne Technologies, Inc.	187	[f]	80,934

44

BNY Mellon Asset Allocation Fund (continued)
Description	Shares		Value ($)
Common Stocks - 38.9% (continued)
Industrial - .8% (continued)
Textron, Inc.	1,495		136,344
Westinghouse Air Brake Technologies Corp.	855		144,982
		3,388,176
Information Technology - 4.3%
Adobe, Inc.	1,718	[f]	986,836
Autodesk, Inc.	800	[f]	206,720
Cadence Design Systems, Inc.	1,956	[f]	526,027
Cognizant Technology Solutions Corp., Cl. A	1,910		148,541
eBay, Inc.	2,567		151,710
Electronic Arts, Inc.	414		62,853
Fidelity National Information Services, Inc.	2,830		233,333
Fiserv, Inc.	2,427	[f]	423,754
International Business Machines Corp.	2,437		492,591
Intuit, Inc.	1,192		751,270
Microsoft Corp.	28,768		12,000,284
MSCI, Inc.	452		262,427
Oracle Corp.	5,928		837,567
Paychex, Inc.	1,685		221,072
Paycom Software, Inc.	1,271		206,893
PayPal Holdings, Inc.	2,885	[f]	208,961
Roper Technologies, Inc.	283		156,898
Salesforce, Inc.	3,083		779,691
ServiceNow, Inc.	633	[f]	541,215
Synopsys, Inc.	564	[f]	293,043
		19,491,686
Insurance - 1.6%
Aflac, Inc.	3,275		361,428
American International Group, Inc.	4,315		332,471
Aon PLC, Cl. A	551		189,390
Berkshire Hathaway, Inc., Cl. B	6,394	[f]	3,043,032
Chubb Ltd.	1,244		353,520
Cincinnati Financial Corp.	1,075		147,307
Globe Life, Inc.	498		52,315
Marsh & McLennan Cos., Inc.	1,500		341,265
MetLife, Inc.	2,105		163,095
Prudential Financial, Inc.	2,335		282,909
The Allstate Corp.	1,605		303,249
The Progressive Corp.	4,078		1,028,472
The Travelers Companies, Inc.	1,277		291,245
Willis Towers Watson PLC	631		184,321
		7,074,019
Internet Software & Services - 4.0%
Alphabet, Inc., Cl. A	21,275		3,475,909
Alphabet, Inc., Cl. C	20,814		3,436,600
Amazon.com, Inc.	34,498	[f]	6,157,893
Booking Holdings, Inc.	139		543,383
Match Group, Inc.	1,315	[f]	48,931
Meta Platforms, Inc., Cl. A	8,355		4,355,545
Uber Technologies, Inc.	2,590	[f]	189,407
		18,207,668

45

Statements of Investments (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares		Value ($)
Common Stocks - 38.9% (continued)
Materials - .0%
Smurfit WestRock PLC	2,440		115,705
Media - .6%
Charter Communications, Inc., Cl. A	467	[f]	162,301
Comcast Corp., Cl. A	7,336		290,286
Fox Corp., Cl. A	1,795		74,259
Live Nation Entertainment, Inc.	1,050	[f]	102,553
Netflix, Inc.	1,779	[f]	1,247,702
News Corporation, Cl. A	6,050		171,396
Paramount Global, Cl. B	6,095		63,815
The Walt Disney Company	3,483		314,794
Warner Bros Discovery, Inc.	18,680	[f]	146,451
		2,573,557
Metals & Mining - .1%
Freeport-McMoRan, Inc.	4,970		220,072
Newmont Corp.	2,280		121,729
Nucor Corp.	984		149,479
		491,280
Real Estate - .8%
American Tower Corp.	914	[g]	204,791
AvalonBay Communities, Inc.	585	[g]	132,052
CBRE Group, Inc., Cl. A	1,730	[f]	199,192
Digital Realty Trust, Inc.	1,366	[g]	207,099
Equinix, Inc.	321	[g]	267,830
Essex Property Trust, Inc.	460	[g]	138,823
Extra Space Storage, Inc.	696	[g]	123,192
Federal Realty Investment Trust	1,140	[g]	131,100
Healthpeak Properties, Inc.	2,185	[g]	48,682
Invitation Homes, Inc.	2,650	[g]	97,626
Iron Mountain, Inc.	2,770	[g]	313,730
Prologis, Inc.	2,419	[g]	309,197
Public Storage	1,155	[g]	396,997
Regency Centers Corp.	1,970	[g]	143,199
SBA Communications Corp.	515	[g]	116,730
Simon Property Group, Inc.	1,964	[g]	328,675
UDR, Inc.	3,160	[g]	140,652
Welltower, Inc.	2,125	[g]	256,445
Weyerhaeuser Co.	1,725	[g]	52,595
		3,608,607
Retailing - 1.0%
AutoZone, Inc.	111	[f]	353,144
Dollar Tree, Inc.	998	[f]	84,321
Domino's Pizza, Inc.	158		65,445
Lowe's Cos., Inc.	2,480		616,280
McDonald's Corp.	2,512		725,114
O'Reilly Automotive, Inc.	296	[f]	334,471
Target Corp.	1,715		263,458
The Home Depot, Inc.	3,684		1,357,554
The TJX Companies, Inc.	4,182		490,423
Tractor Supply Co.	840		224,742
		4,514,952

46

BNY Mellon Asset Allocation Fund (continued)
Description	Shares		Value ($)
Common Stocks - 38.9% (continued)
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc.	6,244	[f]	927,609
Analog Devices, Inc.	2,120		497,861
Applied Materials, Inc.	3,442		678,969
Broadcom, Inc.	15,990		2,603,492
First Solar, Inc.	238	[f]	54,114
Intel Corp.	10,423		229,723
KLA Corp.	783		641,614
Lam Research Corp.	511		419,536
Microchip Technology, Inc.	2,416		198,499
Micron Technology, Inc.	3,955		380,629
Monolithic Power Systems, Inc.	173		161,700
NVIDIA Corp.	93,740		11,189,744
NXP Semiconductors NV	500		128,180
Teradyne, Inc.	275		37,601
Texas Instruments, Inc.	2,939		629,945
		18,779,216
Technology Hardware & Equipment - 3.7%
Accenture PLC, Cl. A	3,162		1,081,246
Apple, Inc.	55,050		12,606,450
Corning, Inc.	3,035		127,015
F5, Inc.	460	[f]	93,449
Fortinet, Inc.	4,585	[f]	351,715
HP, Inc.	3,861		139,691
Juniper Networks, Inc.	4,985		193,817
Keysight Technologies, Inc.	945	[f]	145,643
Leidos Holdings, Inc.	1,525		241,728
Motorola Solutions, Inc.	428		189,193
Palo Alto Networks, Inc.	1,117	[f]	405,158
Qualcomm, Inc.	4,969		871,066
Seagate Technology Holdings PLC	1,240		123,442
Western Digital Corp.	1,645	[f]	107,896
		16,677,509
Telecommunication Services - .5%
Arista Networks, Inc.	1,371	[f]	484,484
AT&T, Inc.	13,380		266,262
Cisco Systems, Inc.	7,850		396,739
T-Mobile US, Inc.	2,593		515,281
Verizon Communications, Inc.	12,383		517,362
		2,180,128
Transportation - .4%
C.H. Robinson Worldwide, Inc.	920		95,229
CSX Corp.	2,973		101,885
FedEx Corp.	1,009		301,459
Norfolk Southern Corp.	1,441		369,127
Union Pacific Corp.	3,079		788,501
United Parcel Service, Inc., Cl. B	2,610		335,515
		1,991,716
Utilities - .9%
American Electric Power Co., Inc.	580		58,162
American Water Works Co., Inc.	649		92,885

47

Statements of Investments (continued)

BNY Mellon Asset Allocation Fund (continued)
Description			Shares		Value ($)
Common Stocks - 38.9% (continued)
Utilities - .9% (continued)
CenterPoint Energy, Inc.			5,215		142,369
Consolidated Edison, Inc.			3,385		343,781
Constellation Energy Corp.			1,723		338,914
Dominion Energy, Inc.			5,420		302,978
DTE Energy Co.			1,047		130,896
Duke Energy Corp.			570		64,951
Edison International			3,135		272,839
Entergy Corp.			196		23,655
Evergy, Inc.			5,005		295,996
Eversource Energy			1,855		125,268
Exelon Corp.			6,025		229,492
FirstEnergy Corp.			4,175		183,366
NextEra Energy, Inc.			7,407		596,338
NiSource, Inc.			3,490		115,379
Pinnacle West Capital Corp.			1,855		162,350
Public Service Enterprise Group, Inc.			2,960		239,020
The AES Corp.			2,285		39,142
Xcel Energy, Inc.			2,465		150,932
				3,908,713
Total Common Stocks (cost $65,315,306)			174,862,024
	Preferred Dividend Rate (%)
Preferred Stocks - .0%
Telecommunication Services - .0%
AT&T, Inc.,Ser. A (cost $250,000)	5.00		10,000	[b]	218,600
	Expiration Date		Number of Rights
Rights - .0%
Health Care - .0%
Abiomed, Inc. (cost $0)		12/31/2049	390	[h]	398
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 48.7%
Registered Investment Companies - 48.7%
BNY Mellon Corporate Bond Fund, Cl. M			1,724,315	[i]	21,226,316
BNY Mellon Developed Markets Real Estate Securities Fund, Cl. Y			1,823,222	[i]	16,007,889
BNY Mellon Emerging Markets Fund, Cl. M			937,338	[i]	9,748,317
BNY Mellon Floating Rate Income Fund, Cl. Y			854,612	[i]	9,528,920
BNY Mellon High Yield Fund, Cl. I			2,864,976	[i]	15,556,817
BNY Mellon Intermediate Bond Fund, Cl. M			1,893,478	[i]	22,759,603
BNY Mellon International Equity Fund, Cl. Y			1,570,869	[i]	36,051,444
BNY Mellon International Fund, Cl. M			20,947	[i]	318,813
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M			1,775,551	[i]	31,054,381
BNY Mellon Research Growth Fund, Inc., Cl. Y			1,335,420	[f,i]	25,519,881
BNY Mellon Short-Term U.S. Government Securities Fund, Cl. M			1,035,248	[i]	11,491,250

48

BNY Mellon Asset Allocation Fund (continued)
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 48.7% (continued)
Registered Investment Companies - 48.7% (continued)
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M		830,672	[i]	17,842,835
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	5.40	1,685,672	[i]	1,685,672
Total Investment Companies (cost $200,678,074)		218,792,138

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,124,900)	5.40	1,124,900	[i]	1,124,900
Total Investments (cost $321,976,626)		99.7%	448,231,517
Cash and Receivables (Net)		0.3%	1,157,821
Net Assets		100.0%	449,389,338

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities were valued at $3,533,007 or .79% of net assets.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security, or portion thereof, on loan. At August 31, 2024, the value of the fund’s securities on loan was $6,617,543 and the value of the collateral was $6,832,395, consisting of cash collateral of $1,124,900 and U.S. Government & Agency securities valued at $5,707,495. In addition, the value of collateral may include pending sales that are also on loan.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing security.

g Investment in real estate investment trust within the United States.

h The fund held Level 3 securities at August 31, 2024. These securities were valued at $398 or .0% of net assets.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Asset Allocation Fund
Affiliated Issuers
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 8/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 48.7%
BNY Mellon Corporate Bond Fund, Cl. M - 4.7%	18,654,106	3,677,658	(2,189,658)	(340,002)	1,424,212	21,226,316	784,979
BNY Mellon Developed Markets Real Estate Securities Fund, Cl. Y - 3.6%	9,372,297	4,583,752	-	-	2,051,840	16,007,889	276,558
BNY Mellon Emerging Markets Fund, Cl. M - 2.2%	19,391,435	222,403	(10,296,454)	211,421	219,512	9,748,317	222,404

49

Statements of Investments (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 8/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 48.7% (continued)
BNY Mellon Floating Rate Income Fund, Cl. Y - 2.1%	8,589,643	842,681	-	-	96,596	9,528,920	842,681
BNY Mellon High Yield Fund, Cl. I - 3.4%	11,814,352	3,180,333	-	-	562,132	15,556,817	1,010,888
BNY Mellon Income Stock Fund, Cl. M - .0%	22,934,851	1,434,953	(23,683,735)	353,781	(1,039,850)	-	1,434,953
BNY Mellon Intermediate Bond Fund, Cl. M - 5.1%	25,456,010	663,262	(4,088,837)	(575,993)	1,305,161	22,759,603	663,261
BNY Mellon International Equity Fund, Cl. Y - 8.0%	22,956,302	12,352,398	(2,061,420)	(238,199)	3,042,363	36,051,444	1,444,334
BNY Mellon International Fund, Cl. M - .1%	275,522	10,575	-	-	32,716	318,813	10,575
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M - 6.9%	23,456,943	14,897,492	(7,739,809)	(378,066)	817,821	31,054,381	4,058,556
BNY Mellon Research Growth Fund, Inc., Cl. Y - 5.7%	25,108,369	231,255	(4,056,613)	(396,469)	4,633,339	25,519,881	231,254
BNY Mellon Select Managers Small Cap Growth Fund, Cl. Y - .0%	5,310,119	11,435,280	(18,006,523)	2,510,693	(1,249,569)	-	760,819
BNY Mellon Select Managers Small Cap Value Fund, Cl. Y - .0%	10,294,069	778,648	(11,025,151)	1,203,945	(1,251,511)	-	778,648
BNY Mellon Short-Term U.S. Government Securities Fund, Cl. M - 2.5%	12,390,529	16,510,786	(17,855,139)	59,100	385,974	11,491,250	428,972
50

BNY Mellon Asset Allocation Fund (continued)
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 8/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 48.7% (continued)
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M - 4.0%	9,606,788	21,754,892	(13,926,341)	948,527	(541,031)	17,842,835	65,198
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	1,191,576	85,360,684	(84,866,588)	-	-	1,685,672	165,648
Investment of Cash Collateral for Securities Loaned - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	612,720	24,705,117	(24,192,937)	-	-	1,124,900	8,639	††
Total – 49.0%	227,415,631	202,642,169	(223,989,205)	3,358,738	10,489,705	219,917,038	13,188,367

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

51

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2024

	BNY Mellon Income Stock Fund	BNY Mellon Mid Cap Multi-Strategy Fund	BNY Mellon Small Cap Multi-Strategy Fund
Assets ($):
Investments in securities—See Statements of Investments† (including securities on loan)††—Note 1(c):
Unaffiliated issuers	214,833,576	1,197,817,671	314,768,046
Affiliated issuers	8,175,113	52,384,918	6,910,796
Dividends, interest and securities lending income receivable	401,016	1,069,685	264,944
Receivable for shares of Beneficial Interest subscribed	112,409	-	-
Tax reclaim receivable	121,902	30,524	7,818
Receivable for investment securities sold	-	148,747	3,909,668
Prepaid expenses	61,140	38,495	34,938
	223,705,156	1,251,490,040	325,896,210
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)	157,580	960,525	289,530
Cash overdraft due to Custodian	146,711	-	-
Payable for shares of Beneficial Interest redeemed	194,173	2,869,810	217,022
Liability for securities on loan—Note 1(c)	-	17,501,861	3,689,462
Payable for investment securities purchased	-	22,892	154,573
Trustees’ fees and expenses payable	8,000	43,270	15,333
Other accrued expenses	33,285	73,346	34,711
	539,749	21,471,704	4,400,631
Net Assets ($)	223,165,407	1,230,018,336	321,495,579
Composition of Net Assets ($):
Paid-in capital	155,038,725	363,813,771	224,013,694
Total distributable earnings (loss)	68,126,682	866,204,565	97,481,885
Net Assets ($)	223,165,407	1,230,018,336	321,495,579
† Investments at cost ($)
Unaffiliated issuers	173,271,955	542,775,055	226,143,480
Affiliated issuers	8,175,113	52,384,918	6,910,796
†† Value of securities on loan ($)	-	43,552,110	27,272,862

52

	BNY Mellon Income Stock Fund	BNY Mellon Mid Cap Multi-Strategy Fund	BNY Mellon Small Cap Multi-Strategy Fund
Net Asset Value Per Share
Class M
Net Assets ($)	162,956,195	1,111,120,786	294,498,242
Shares Outstanding	19,863,007	63,534,684	13,711,346
Net Asset Value Per Share ($)	8.20	17.49	21.48
Investor Shares
Net Assets ($)	12,463,446	118,897,550	26,997,337
Shares Outstanding	1,479,860	7,036,084	1,365,616
Net Asset Value Per Share ($)	8.42	16.90	19.77
Class A
Net Assets ($)	4,751,202	-	-
Shares Outstanding	578,135	-	-
Net Asset Value Per Share ($)	8.22	-	-
Class C
Net Assets ($)	1,216,408	-	-
Shares Outstanding	149,276	-	-
Net Asset Value Per Share ($)	8.15	-	-
Class I
Net Assets ($)	40,952,913	-	-
Shares Outstanding	4,989,493	-	-
Net Asset Value Per Share ($)	8.21	-	-
Class Y
Net Assets ($)	825,243	-	-
Shares Outstanding	100,813	-	-
Net Asset Value Per Share ($)	8.19	-	-

See notes to financial statements.

53

STATEMENTS OF ASSETS AND LIABILITIES (continued)

	BNY Mellon International Fund	BNY Mellon Emerging Markets Fund	BNY Mellon Asset Allocation Fund
Assets ($):
Investments in securities—See Statements of Investments† (including securities on loan)††—Note 1(c):
Unaffiliated issuers	250,162,683	214,434,049	228,314,479
Affiliated issuers	5,562,487	2,501,925	219,917,038
Cash denominated in foreign currency†††	419,019	1,428,478	-
Dividends, interest and securities lending income receivable	756,934	329,975	943,958
Receivable for shares of Beneficial Interest subscribed	57,487	-	20,194
Tax reclaim receivable	2,654,645	6,670	-
Receivable for investment securities sold	-	-	3,252,144
Prepaid expenses	26,092	29,178	29,094
	259,639,347	218,730,275	452,476,907
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	192,102	336,873	133,243
Cash overdraft due to Custodian	-	-	483,714
Payable for shares of Beneficial Interest redeemed	328,419	48,463	31,228
Liability for securities on loan—Note 1(c)	4,217,713	-	1,124,900
Payable for investment securities purchased	-	-	1,261,389
Trustees’ fees and expenses payable	10,652	7,634	15,250
Foreign capital gains tax payable	-	2,187,474	-
Other accrued expenses	47,938	26,586	37,845
	4,796,824	2,607,030	3,087,569
Net Assets ($)	254,842,523	216,123,245	449,389,338
Composition of Net Assets ($):
Paid-in capital	286,007,752	513,015,429	311,706,685
Total distributable earnings (loss)	(31,165,229)	(296,892,184)	137,682,653
Net Assets ($)	254,842,523	216,123,245	449,389,338
† Investments at cost ($)
Unaffiliated issuers	219,768,453	173,115,442	120,173,652
Affiliated issuers	5,562,487	2,501,925	201,802,974
†† Value of securities on loan ($)	4,237,666	2,084,495	6,617,543
††† Cash denominated in foreign currency (cost) ($)	421,488	1,898,715	-
Net Asset Value Per Share
Class M
Net Assets ($)	238,347,268	197,864,551	438,613,528
Shares Outstanding	15,662,446	19,021,067	31,692,000
Net Asset Value Per Share ($)	15.22	10.40	13.84
Investor Shares
Net Assets ($)	16,495,255	18,258,694	10,775,810
Shares Outstanding	1,006,974	1,701,595	768,827
Net Asset Value Per Share ($)	16.38	10.73	14.02

See notes to financial statements.

54

STATEMENTS OF OPERATIONS

Year Ended August 31, 2024

	BNY Mellon Income Stock Fund		BNY Mellon Mid Cap Multi-Strategy Fund		BNY Mellon Small Cap Multi-Strategy Fund
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	7,195,418	†	16,855,441	†	5,243,093	†
Affiliated issuers	466,370		1,241,739		809,959
Interest	-		-		1,526
Income from securities lending—Note 1(c)	1,995		58,600		482,958
Total Income	7,663,783		18,155,780		6,537,536
Expenses:
Management fee—Note 3(a)	1,743,238		10,155,070		3,972,825
Administration fee—Note 3(a)	369,448		1,865,758		643,630
Registration fees	125,234		36,012		38,126
Shareholder servicing costs—Note 3(b)	81,142		290,751		64,144
Professional fees	54,693		129,488		70,536
Trustees’ fees and expenses—Note 3(c)	35,123		184,202		63,192
Chief Compliance Officer fees—Note 3(b)	22,213		38,834		28,125
Prospectus and shareholders’ reports	22,026		43,217		26,496
Custodian fees—Note 3(b)	18,428		56,038		31,979
Distribution fees—Note 3(b)	7,969		-		-
Interest expense—Note 2	5,621		-		8,962
Loan commitment fees—Note 2	5,164		31,563		14,315
Miscellaneous	19,777		71,625		40,597
Total Expenses	2,510,076		12,902,558		5,002,927
Less—reduction in expenses due to undertakings—Note 3(a)	(35,495)		-		-
Less—reduction in fees due to earnings credits—Note 3(b)	(1,798)		(4,435)		(2,990)
Net Expenses	2,472,783		12,898,123		4,999,937
Net Investment Income	5,191,000		5,257,657		1,537,599
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	50,273,039		297,261,992		22,390,335
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(11,577,266)		(102,455,023)		3,199,084
Net Realized and Unrealized Gain (Loss) on Investments	38,695,773		194,806,969		25,589,419
Net Increase in Net Assets Resulting from Operations	43,886,773		200,064,626		27,127,018
† Net of foreign taxes withheld at source ($)	45,831		50,539		21,817

See notes to financial statements.

55

STATEMENTS OF OPERATIONS (continued)

	BNY Mellon International Fund		BNY Mellon Emerging Markets Fund		BNY Mellon Asset Allocation Fund
Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	9,496,494	†	5,116,995	†	2,348,225	†
Affiliated issuers	44,926		155,696		5,293,659
Interest	-		-		2,168,721
Income from securities lending—Note 1(c)	6,260		6,350		8,639
Total Income	9,547,680		5,279,041		9,819,244
Expenses:
Management fee—Note 3(a)	2,218,409		2,881,964		1,574,946
Administration fee—Note 3(a)	359,668		345,254		292,403
Professional fees	54,523		167,522		74,536
Custodian fees—Note 3(b)	39,940		265,544		13,607
Shareholder servicing costs—Note 3(b)	38,239		45,306		22,421
Trustees’ fees and expenses—Note 3(c)	35,825		32,780		58,799
Registration fees	33,214		33,112		34,455
Chief Compliance Officer fees—Note 3(b)	21,337		22,562		25,842
Prospectus and shareholders’ reports	17,791		22,849		13,672
Loan commitment fees—Note 2	10,045		4,161		10,209
Interest expense—Note 2	7,102		8,361		1,471
Miscellaneous	31,038		37,780		37,128
Total Expenses	2,867,131		3,867,195		2,159,489
Less—reduction in expenses due to undertakings—Note 3(a)	(522,053)		(626,510)		(186,427)
Less—reduction in fees due to earnings credits—Note 3(b)	(703)		(974)		(351)
Net Expenses	2,344,375		3,239,711		1,972,711
Net Investment Income	7,203,305		2,039,330		7,846,533
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Unaffiliated issuers	13,628,505		21,284,051		(610,487)
Affiliated issuers	-		-		3,358,738
Capital gain distributions from affiliated issuers	-		-		7,886,069
Net realized gain (loss) on foreign capital gains tax	-		(322,013)		-
Net Realized Gain (Loss)	13,628,505		20,962,038		10,634,320
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions:
Unaffiliated issuers	16,358,547		1,196,652		39,876,723
Affiliated issuers	-		-		10,489,705
Net change in unrealized appreciation (depreciation) on foreign capital gains tax	-		(1,687,985)		-
Net Change in Unrealized Appreciation (Depreciation)	16,358,547		(491,333)		50,366,428
Net Realized and Unrealized Gain (Loss) on Investments	29,987,052		20,470,705		61,000,748
Net Increase in Net Assets Resulting from Operations	37,190,357		22,510,035		68,847,281
† Net of foreign taxes withheld at source ($)	1,027,601		733,878		484

See notes to financial statements.

56

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon Income Stock Fund		BNY Mellon Mid Cap Multi-Strategy Fund
	Year Ended August 31,		Year Ended August 31,
	2024	2023	2024	2023
Operations ($):
Net investment income	5,191,000	8,630,221	5,257,657	8,470,924
Net realized gain (loss) on investments	50,273,039	29,503,507	297,261,992	228,664,992
Net change in unrealized appreciation (depreciation) on investments	(11,577,266)	8,754,579	(102,455,023)	(74,299,868)
Net Increase (Decrease) in Net Assets Resulting from Operations	43,886,773	46,888,307	200,064,626	162,836,048
Distributions ($):
Distributions to shareholders:
Class M	(27,416,671)	(87,444,071)	(193,447,845)	(196,813,310)
Investor Shares	(1,692,455)	(4,763,858)	(17,493,282)	(15,403,777)
Class A	(372,719)	(485,432)	-	-
Class C	(110,986)	(263,029)	-	-
Class I	(6,349,534)	(5,665,128)	-	-
Class Y	(42,216)	(95,500)	-	-
Total Distributions	(35,984,581)	(98,717,018)	(210,941,127)	(212,217,087)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	10,499,752	57,583,320	27,740,557	24,028,695
Investor Shares	3,788,834	10,370,344	35,621,525	31,682,207
Class A	2,002,916	1,564,153	-	-
Class C	150,897	304,483	-	-
Class I	34,363,779	36,122,103	-	-
Class Y	445,393	152,500	-	-
Distributions reinvested:
Class M	11,504,128	37,719,277	82,453,165	83,609,366
Investor Shares	1,453,584	3,941,927	14,791,117	12,858,168
Class A	364,857	469,489	-	-
Class C	110,986	263,029	-	-
Class I	6,262,762	5,462,493	-	-
Class Y	40,973	95,418	-	-
Cost of shares redeemed:
Class M	(146,937,733)	(195,766,769)	(433,826,806)	(432,608,133)
Investor Shares	(9,603,153)	(15,108,064)	(54,055,122)	(51,301,437)
Class A	(968,652)	(752,994)	-	-
Class C	(168,260)	(421,895)	-	-
Class I	(40,470,615)	(18,519,236)	-	-
Class Y	(37,560)	(309,160)	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(127,197,112)	(76,829,582)	(327,275,564)	(331,731,134)
Total Increase (Decrease) in Net Assets	(119,294,920)	(128,658,293)	(338,152,065)	(381,112,173)
Net Assets ($):
Beginning of Period	342,460,327	471,118,620	1,568,170,401	1,949,282,574
End of Period	223,165,407	342,460,327	1,230,018,336	1,568,170,401

57

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Income Stock Fund		BNY Mellon Mid Cap Multi-Strategy Fund
	Year Ended August 31,		Year Ended August 31,
	2024	2023	2024	2023
Capital Share Transactions (Shares):
Class Ma
Shares sold	1,413,822	7,342,643	1,664,448	1,425,243
Shares issued for distributions reinvested	1,638,517	5,020,059	5,255,141	5,088,824
Shares redeemed	(19,406,747)	(24,756,998)	(26,009,788)	(25,544,120)
Net Increase (Decrease) in Shares Outstanding	(16,354,408)	(12,394,296)	(19,090,199)	(19,030,053)
Investor Shares[a]
Shares sold	481,259	1,246,774	2,209,785	1,909,515
Shares issued for distributions reinvested	200,969	512,322	973,740	804,641
Shares redeemed	(1,244,330)	(1,910,963)	(3,387,203)	(3,132,310)
Net Increase (Decrease) in Shares Outstanding	(562,102)	(151,867)	(203,678)	(418,154)
Class A
Shares sold	260,455	198,293	-	-
Shares issued for distributions reinvested	51,524	62,317	-	-
Shares redeemed	(128,178)	(93,122)	-	-
Net Increase (Decrease) in Shares Outstanding	183,801	167,488	-	-
Class C
Shares sold	19,961	36,859	-	-
Shares issued for distributions reinvested	15,876	35,191	-	-
Shares redeemed	(22,534)	(56,462)	-	-
Net Increase (Decrease) in Shares Outstanding	13,303	15,588	-	-
Class I
Shares sold	4,550,918	4,579,158	-	-
Shares issued for distributions reinvested	888,009	725,766	-	-
Shares redeemed	(5,459,667)	(2,359,396)	-	-
Net Increase (Decrease) in Shares Outstanding	(20,740)	2,945,528	-	-
Class Y
Shares sold	60,346	20,075	-	-
Shares issued for distributions reinvested	5,752	12,707	-	-
Shares redeemed	(5,055)	(41,277)	-	-
Net Increase (Decrease) in Shares Outstanding	61,043	(8,495)	-	-

[a]

During the period ended August 31, 2024, 455,946 Class M shares representing $3,497,723 were exchanged for 444,583 Investor shares and 2,908 Class A shares representing $23,034 were exchanged for 2,912 Class I shares for BNY Mellon Income Stock Fund and 1,982,261 Class M shares representing $33,021,748 were exchanged for 2,047,586 Investor shares for BNY Mellon Mid Cap Multi-Strategy Fund. During the period ended August 31, 2023, 798,427 Class M shares representing $6,603,512 were exchanged for 782,059 Investor shares for BNY Mellon Income Stock Fund and 1,861,521 Class M shares representing $31,747,018 were exchanged for 1,914,614 Investor shares for BNY Mellon Mid Cap Multi-Strategy Fund.

See notes to financial statements.

58

	BNY Mellon Small Cap Multi-Strategy Fund		BNY Mellon International Fund
	Year Ended August 31,		Year Ended August 31,
	2024	2023	2024	2023
Operations ($):
Net investment income	1,537,599	1,531,331	7,203,305	10,075,508
Net realized gain (loss) on investments	22,390,335	2,277,020	13,628,505	(11,323,021)
Net change in unrealized appreciation (depreciation) on investments	3,199,084	8,560,854	16,358,547	65,089,352
Net Increase (Decrease) in Net Assets Resulting from Operations	27,127,018	12,369,205	37,190,357	63,841,839
Distributions ($):
Distributions to shareholders:
Class M	(2,922,894)	(14,102,454)	(9,716,986)	(14,122,101)
Investor Shares	(106,835)	(788,902)	(499,388)	(614,959)
Total Distributions	(3,029,729)	(14,891,356)	(10,216,374)	(14,737,060)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	63,638,336	169,879,822	1,039,282	1,539,915
Investor Shares	10,257,813	8,547,597	5,486,087	5,922,525
Distributions reinvested:
Class M	1,003,289	6,518,743	1,300,256	1,951,475
Investor Shares	88,720	682,264	426,105	491,619
Cost of shares redeemed:
Class M	(411,323,072)	(138,382,108)	(65,860,163)	(111,519,603)
Investor Shares	(11,951,008)	(10,963,920)	(6,260,743)	(9,102,533)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(348,285,922)	36,282,398	(63,869,176)	(110,716,602)
Total Increase (Decrease) in Net Assets	(324,188,633)	33,760,247	(36,895,193)	(61,611,823)
Net Assets ($):
Beginning of Period	645,684,212	611,923,965	291,737,716	353,349,539
End of Period	321,495,579	645,684,212	254,842,523	291,737,716
Capital Share Transactions (Shares):
Class Ma
Shares sold	3,305,893	8,893,817	74,661	119,965
Shares issued for distributions reinvested	51,189	352,937	95,537	155,993
Shares redeemed	(21,185,058)	(7,235,651)	(4,759,079)	(8,895,585)
Net Increase (Decrease) in Shares Outstanding	(17,827,976)	2,011,103	(4,588,881)	(8,619,627)
Investor Shares[a]
Shares sold	579,952	482,153	368,551	433,884
Shares issued for distributions reinvested	4,910	40,016	29,046	36,552
Shares redeemed	(673,096)	(619,250)	(419,962)	(666,991)
Net Increase (Decrease) in Shares Outstanding	(88,234)	(97,081)	(22,365)	(196,555)

[a]

During the period ended August 31, 2024, 518,965 Class M shares representing $9,985,330 were exchanged for 563,335 Investor shares for BNY Mellon Small Cap Multi-Strategy Fund and 391,890 Class M shares representing $5,434,358 were exchanged for 364,199 Investor shares for BNY Mellon International Fund. During the period ended August 31, 2023, 398,945 Class M shares representing $7,650,485 were exchanged for 431,908 Investor shares for BNY Mellon Small Cap Multi-Strategy Fund and 468,621 Class M shares representing $5,964,188 were exchanged for 436,964 Investor shares for BNY Mellon International Fund.

See notes to financial statements.

59

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Emerging Markets Fund		BNY Mellon Asset Allocation Fund
	Year Ended August 31,		Year Ended August 31,
	2024	2023	2024	2023
Operations ($):
Net investment income	2,039,330	2,377,709	7,846,533	9,287,256
Net realized gain (loss) on investments	20,962,038	21,178,639	10,634,320	1,733,998
Net change in unrealized appreciation (depreciation) on investments	(491,333)	(25,391,354)	50,366,428	18,932,324
Net Increase (Decrease) in Net Assets Resulting from Operations	22,510,035	(1,835,006)	68,847,281	29,953,578
Distributions ($):
Distributions to shareholders:
Class M	(4,188,931)	(51,953,342)	(9,077,679)	(44,026,923)
Investor Shares	(269,342)	(3,129,603)	(158,734)	(861,566)
Total Distributions	(4,458,273)	(55,082,945)	(9,236,413)	(44,888,489)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	4,204,140	9,128,427	15,104,288	27,701,028
Investor Shares	8,646,768	11,434,080	4,660,069	1,752,698
Distributions reinvested:
Class M	760,127	9,131,665	1,773,657	27,922,755
Investor Shares	214,905	2,318,745	131,441	714,831
Cost of shares redeemed:
Class M	(122,925,187)	(187,263,379)	(57,524,282)	(52,548,193)
Investor Shares	(12,154,258)	(19,454,797)	(3,186,824)	(3,069,506)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(121,253,505)	(174,705,259)	(39,041,651)	2,473,613
Total Increase (Decrease) in Net Assets	(103,201,743)	(231,623,210)	20,569,217	(12,461,298)
Net Assets ($):
Beginning of Period	319,324,988	550,948,198	428,820,121	441,281,419
End of Period	216,123,245	319,324,988	449,389,338	428,820,121
Capital Share Transactions (Shares):
Class Ma
Shares sold	430,177	941,252	1,193,420	2,363,423
Shares issued for distributions reinvested	79,180	969,391	141,503	2,502,740
Shares redeemed	(12,715,727)	(19,150,518)	(4,519,452)	(4,409,837)
Net Increase (Decrease) in Shares Outstanding	(12,206,370)	(17,239,875)	(3,184,529)	456,326
Investor Shares[a]
Shares sold	860,092	1,126,206	354,411	143,842
Shares issued for distributions reinvested	21,664	238,554	10,237	63,031
Shares redeemed	(1,210,029)	(1,946,863)	(241,711)	(254,228)
Net Increase (Decrease) in Shares Outstanding	(328,273)	(582,103)	122,937	(47,355)

[a]

During the period ended August 31, 2024, 485,929 Class M shares representing $4,729,498 were exchanged for 471,138 Investor shares for BNY Mellon Emerging Markets Fund and 349,520 Class M shares representing $4,554,925 were exchanged for 345,201 Investor shares for BNY Mellon Asset Allocation Fund. During the period ended August 31, 2023, 797,769 Class M shares representing $7,860,887 were exchanged for 775,085 Investor shares for BNY Mellon Emerging Markets Fund and 143,246 Class M shares representing $1,727,467 were exchanged for 141,676 Investor shares for BNY Mellon Asset Allocation Fund.

See notes to financial statements.

60

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Class M
	Year Ended August 31,
BNY Mellon Income Stock Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	7.80	8.84	10.36	7.34	8.70
Investment Operations:
Net investment income[a]	.15	.17	.19	.18	.20
Net realized and unrealized gain (loss) on investments	1.19	.79	.24	3.02	(.66)
Total From Investment Operations	1.34	.96	.43	3.20	(.46)
Distributions:
Dividends from net investment income	(.16)	(.17)	(.19)	(.18)	(.19)
Dividends from net realized gain on investments	(.78)	(1.83)	(1.76)	-	(.71)
Total Distributions	(.94)	(2.00)	(1.95)	(.18)	(.90)
Net asset value, end of period	8.20	7.80	8.84	10.36	7.34
Total Return (%)	19.31	12.06	4.22	44.06	(6.38)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90	.86	.83	.83	.81
Ratio of net expenses to average net assets	.90	.86	.83	.83	.81
Ratio of net investment income to average net assets	1.95	2.15	1.99	2.02	2.53
Portfolio Turnover Rate	92.12	83.54	83.04	69.79	78.02
Net Assets, end of period ($ x 1,000)	162,956	282,598	429,623	554,602	578,269

a Based on average shares outstanding.

See notes to financial statements.

61

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended August 31,
BNY Mellon Income Stock Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	7.99	9.00	10.52	7.44	8.82
Investment Operations:
Net investment income[a]	.13	.15	.17	.16	.19
Net realized and unrealized gain (loss) on investments	1.22	.82	.23	3.08	(.69)
Total from Investment Operations	1.35	.97	.40	3.24	(.50)
Distributions:
Dividends from net investment income	(.14)	(.15)	(.16)	(.16)	(.17)
Dividends from net realized gain on investments	(.78)	(1.83)	(1.76)	-	(.71)
Total Distributions	(.92)	(1.98)	(1.92)	(.16)	(.88)
Net asset value, end of period	8.42	7.99	9.00	10.52	7.44
Total Return (%)	18.94	11.93	3.87	43.91	(6.77)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15	1.11	1.08	1.08	1.06
Ratio of net expenses to average net assets	1.15	1.11	1.08	1.08	1.06
Ratio of net investment income to average net assets	1.71	1.90	1.76	1.77	2.26
Portfolio Turnover Rate	92.12	83.54	83.04	69.79	78.02
Net Assets, end of period ($ x 1,000)	12,463	16,305	19,747	16,125	12,282

a Based on average shares outstanding.

See notes to financial statements.

62

	Class A
	Year Ended August 31,
BNY Mellon Income Stock Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	7.81	8.85	10.37	7.34	8.71
Investment Operations:
Net investment income[a]	.13	.15	.16	.15	.17
Net realized and unrealized gain (loss) on investments	1.20	.79	.24	3.03	(.66)
Total from Investment Operations	1.33	.94	.40	3.18	(.49)
Distributions:
Dividends from net investment income	(.14)	(.15)	(.16)	(.15)	(.17)
Dividends from net realized gain on investments	(.78)	(1.83)	(1.76)	-	(.71)
Total Distributions	(.92)	(1.98)	(1.92)	(.15)	(.88)
Net asset value, end of period	8.22	7.81	8.85	10.37	7.34
Total Return (%)[b]	19.13	11.72	3.85	43.74	(6.81)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.27	1.23	1.20	1.20	1.21
Ratio of net expenses to average net assets	1.15	1.15	1.15	1.15	1.15
Ratio of net investment income to average net assets	1.68	1.84	1.68	1.68	2.18
Portfolio Turnover Rate	92.12	83.54	83.04	69.79	78.02
Net Assets, end of period ($ x 1,000)	4,751	3,082	2,007	1,718	1,193

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

63

FINANCIAL HIGHLIGHTS (continued)

	Class C
	Year Ended August 31,
BNY Mellon Income Stock Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	7.76	8.80	10.33	7.32	8.68
Investment Operations:
Net investment income[a]	.07	.09	.09	.09	.11
Net realized and unrealized gain (loss) on investments	1.18	.79	.23	3.01	(.65)
Total from Investment Operations	1.25	.88	.32	3.10	(.54)
Distributions:
Dividends from net investment income	(.08)	(.09)	(.09)	(.09)	(.11)
Dividends from net realized gain on investments	(.78)	(1.83)	(1.76)	-	(.71)
Total Distributions	(.86)	(1.92)	(1.85)	(.09)	(.82)
Net asset value, end of period	8.15	7.76	8.80	10.33	7.32
Total Return (%)[b]	18.14	11.00	3.03	42.59	(7.44)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.02	1.94	1.93	1.93	1.91
Ratio of net expenses to average net assets	1.90	1.90	1.90	1.90	1.90
Ratio of net investment income to average net assets	.95	1.11	.93	.96	1.43
Portfolio Turnover Rate	92.12	83.54	83.04	69.79	78.02
Net Assets, end of period ($ x 1,000)	1,216	1,055	1,060	629	747

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

64

	Class I
	Year Ended August 31,
BNY Mellon Income Stock Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	7.81	8.84	10.36	7.34	8.71
Investment Operations:
Net investment income[a]	.15	.17	.18	.17	.20
Net realized and unrealized gain (loss) on investments	1.19	.80	.24	3.03	(.67)
Total from Investment Operations	1.34	.97	.42	3.20	(.47)
Distributions:
Dividends from net investment income	(.16)	(.17)	(.18)	(.18)	(.19)
Dividends from net realized gain on investments	(.78)	(1.83)	(1.76)	-	(.71)
Total Distributions	(.94)	(2.00)	(1.94)	(.18)	(.90)
Net asset value, end of period	8.21	7.81	8.84	10.36	7.34
Total Return (%)	19.29	12.16	4.13	43.96	(6.54)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97	.94	.89	.89	.87
Ratio of net expenses to average net assets	.90	.90	.89	.89	.87
Ratio of net investment income to average net assets	1.98	2.11	1.96	1.96	2.51
Portfolio Turnover Rate	92.12	83.54	83.04	69.79	78.02
Net Assets, end of period ($ x 1,000)	40,953	39,110	18,255	8,530	7,887

a Based on average shares outstanding.

See notes to financial statements.

65

FINANCIAL HIGHLIGHTS (continued)

	Class Y
	Year Ended August 31,
BNY Mellon Income Stock Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	7.79	8.83	10.35	7.33	8.70
Investment Operations:
Net investment income[a]	.15	.19	.20	.18	.20
Net realized and unrealized gain (loss) on investments	1.19	.77	.23	3.02	(.67)
Total from Investment Operations	1.34	.96	.43	3.20	(.47)
Distributions:
Dividends from net investment income	(.16)	(.17)	(.19)	(.18)	(.19)
Dividends from net realized gain on investments	(.78)	(1.83)	(1.76)	-	(.71)
Total Distributions	(.94)	(2.00)	(1.95)	(.18)	(.90)
Net asset value, end of period	8.19	7.79	8.83	10.35	7.33
Total Return (%)	19.35	12.09	4.21	44.11	(6.51)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93	.87	.83	.83	.83
Ratio of net expenses to average net assets	.90	.87	.83	.83	.83
Ratio of net investment income to average net assets	1.94	2.20	2.00	2.01	2.63
Portfolio Turnover Rate	92.12	83.54	83.04	69.79	78.02
Net Assets, end of period ($ x 1,000)	825	310	426	779	541

a Based on average shares outstanding.

See notes to financial statements.

66

	Class M
	Year Ended August 31,
BNY Mellon Mid Cap Multi-Strategy Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	17.49	17.86	24.69	19.28	17.45
Investment Operations:
Net investment income[a]	.07	.09	.06	.04	.09
Net realized and unrealized gain (loss) on investments	2.49	1.65	(4.01)	6.99	2.36
Total from Investment Operations	2.56	1.74	(3.95)	7.03	2.45
Distributions:
Dividends from net investment income	(.09)	(.08)	(.02)	(.08)	(.04)
Dividends from net realized gain on investments	(2.47)	(2.03)	(2.86)	(1.54)	(.58)
Total Distributions	(2.56)	(2.11)	(2.88)	(1.62)	(.62)
Net asset value, end of period	17.49	17.49	17.86	24.69	19.28
Total Return (%)	16.31	10.50	(17.82)	38.15	14.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93	.92	.90	.90	.90
Ratio of net expenses to average net assets	.93	.92	.90	.90	.90
Ratio of net investment income to average net assets	.41	.52	.31	.18	.50
Portfolio Turnover Rate	35.97	26.34	22.23	31.74	41.86
Net Assets, end of period ($ x 1,000)	1,111,121	1,445,234	1,816,047	2,831,948	2,433,885

a Based on average shares outstanding.

See notes to financial statements.

67

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended August 31,
BNY Mellon Mid Cap Multi-Strategy Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	16.98	17.40	24.16	18.90	17.13
Investment Operations:
Net investment income (loss)[a]	.03	.04	.01	(.02)	.04
Net realized and unrealized gain (loss) on investments	2.40	1.60	(3.91)	6.86	2.31
Total from Investment Operations	2.43	1.64	(3.90)	6.84	2.35
Distributions:
Dividends from net investment income	(.04)	(.03)	-	(.04)	-
Dividends from net realized gain on investments	(2.47)	(2.03)	(2.86)	(1.54)	(.58)
Total Distributions	(2.51)	(2.06)	(2.86)	(1.58)	(.58)
Net asset value, end of period	16.90	16.98	17.40	24.16	18.90
Total Return (%)	16.02	10.18	(18.00)	37.83	13.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.18	1.17	1.15	1.15	1.15
Ratio of net expenses to average net assets	1.18	1.17	1.15	1.15	1.15
Ratio of net investment income (loss) to average net assets	.16	.27	.06	(.08)	.26
Portfolio Turnover Rate	35.97	26.34	22.23	31.74	41.86
Net Assets, end of period ($ x 1,000)	118,898	122,937	133,236	174,867	106,907

a Based on average shares outstanding.

See notes to financial statements.

68

	Class M
	Year Ended August 31,
BNY Mellon Small Cap Multi-Strategy Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	19.64	19.76	26.07	19.28	17.12
Investment Operations:
Net investment income (loss)[a]	.07	.05	(.00)[b]	(.05)	.00[b]
Net realized and unrealized gain (loss) on investments	1.88	.34	(3.37)	6.99	2.77
Total from Investment Operations	1.95	.39	(3.37)	6.94	2.77
Distributions:
Dividends from net investment income	(.03)	-	-	-	(.03)
Dividends from net realized gain on investments	(.08)	(.51)	(2.94)	(.15)	(.58)
Total Distributions	(.11)	(.51)	(2.94)	(.15)	(.61)
Net asset value, end of period	21.48	19.64	19.76	26.07	19.28
Total Return (%)	9.97	2.15	(14.23)	36.05	16.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06	1.04	1.01	1.01	1.03
Ratio of net expenses to average net assets	1.06	1.04	1.01	1.01	1.03
Ratio of net investment income (loss) to average net assets	.34	.27	(.01)	(.19)	.02
Portfolio Turnover Rate	60.95	56.56	52.04	55.94	74.33
Net Assets, end of period ($ x 1,000)	294,498	619,375	583,546	933,506	466,531

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

69

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended August 31,
BNY Mellon Small Cap Multi-Strategy Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	18.10	18.30	24.41	18.11	16.12
Investment Operations:
Net investment income (loss)[a]	.02	.00[b]	(.05)	(.10)	(.04)
Net realized and unrealized gain (loss) on investments	1.73	.31	(3.12)	6.55	2.61
Total from Investment Operations	1.75	.31	(3.17)	6.45	2.57
Distributions:
Dividends from net realized gain on investments	(.08)	(.51)	(2.94)	(.15)	(.58)
Net asset value, end of period	19.77	18.10	18.30	24.41	18.11
Total Return (%)	9.68	1.88	(14.40)	35.68	16.20
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.31	1.29	1.26	1.26	1.28
Ratio of net expenses to average net assets	1.31	1.29	1.26	1.26	1.28
Ratio of net investment income (loss) to average net assets	.09	.02	(.26)	(.44)	(.22)
Portfolio Turnover Rate	60.95	56.56	52.04	55.94	74.33
Net Assets, end of period ($ x 1,000)	26,997	26,309	28,378	34,249	20,474

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

70

	Class M
	Year Ended August 31,
BNY Mellon International Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.66	11.71	15.38	12.78	12.31
Investment Operations:
Net investment income[a]	.39	.41	.33	.27	.21
Net realized and unrealized gain (loss) on investments	1.69	2.10	(3.71)	2.64	.60
Total from Investment Operations	2.08	2.51	(3.38)	2.91	.81
Distributions:
Dividends from net investment income	(.52)	(.56)	(.29)	(.31)	(.34)
Net asset value, end of period	15.22	13.66	11.71	15.38	12.78
Total Return (%)	15.71	21.91	(22.39)	23.04	6.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.08	1.07	1.03	1.03	1.03
Ratio of net expenses to average net assets	.88	.99	1.03	1.03	1.03
Ratio of net investment income to average net assets	2.77	3.17	2.33	1.86	1.67
Portfolio Turnover Rate	50.18	63.06	78.04	56.01	66.41
Net Assets, end of period ($ x 1,000)	238,347	276,642	337,994	603,937	552,883

a Based on average shares outstanding.

See notes to financial statements.

71

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended August 31,
BNY Mellon International Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	14.67	12.53	16.44	13.65	13.12
Investment Operations:
Net investment income[a]	.38	.40	.31	.25	.20
Net realized and unrealized gain (loss) on investments	1.82	2.26	(3.97)	2.81	.64
Total from Investment Operations	2.20	2.66	(3.66)	3.06	.84
Distributions:
Dividends from net investment income	(.49)	(.52)	(.25)	(.27)	(.31)
Net asset value, end of period	16.38	14.67	12.53	16.44	13.65
Total Return (%)	15.36	21.64	(22.57)	22.66	6.28
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.33	1.32	1.28	1.28	1.28
Ratio of net expenses to average net assets	1.13	1.24	1.28	1.28	1.28
Ratio of net investment income to average net assets	2.52	2.92	2.08	1.62	1.53
Portfolio Turnover Rate	50.18	63.06	78.04	56.01	66.41
Net Assets, end of period ($ x 1,000)	16,495	15,096	15,355	19,392	14,473

a Based on average shares outstanding.

See notes to financial statements.

72

	Class M
	Year Ended August 31,
BNY Mellon Emerging Markets Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	9.58	10.77	14.15	11.35	10.14
Investment Operations:
Net investment income[a]	.08	.06	.50	.24	.07
Net realized and unrealized gain (loss) on investments	.90	.03	(3.61)	2.71	1.27
Total from Investment Operations	.98	.09	(3.11)	2.95	1.34
Distributions:
Dividends from net investment income	(.16)	(1.28)	(.27)	(.15)	(.13)
Net asset value, end of period	10.40	9.58	10.77	14.15	11.35
Total Return (%)	10.42	1.02	(22.31)	26.19	13.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.52	1.52	1.43	1.39	1.39
Ratio of net expenses to average net assets	1.27	1.36	1.43	1.39	1.39
Ratio of net investment income to average net assets	.83	.61	4.00	1.78	.71
Portfolio Turnover Rate	30.57	121.64	60.15	63.29	34.44
Net Assets, end of period ($ x 1,000)	197,865	299,278	522,075	1,063,203	762,408

a Based on average shares outstanding.

See notes to financial statements.

73

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended August 31,
BNY Mellon Emerging Markets Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	9.88	11.05	14.52	11.64	10.41
Investment Operations:
Net investment income[a]	.06	.04	.48	.21	.04
Net realized and unrealized gain (loss) on investments	.93	.04	(3.71)	2.80	1.30
Total from Investment Operations	.99	.08	(3.23)	3.01	1.34
Distributions:
Dividends from net investment income	(.14)	(1.25)	(.24)	(.13)	(.11)
Net asset value, end of period	10.73	9.88	11.05	14.52	11.64
Total Return (%)	10.08	.87	(22.52)	25.97	12.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.77	1.77	1.68	1.64	1.64
Ratio of net expenses to average net assets	1.52	1.61	1.68	1.64	1.64
Ratio of net investment income to average net assets	.58	.36	3.75	1.53	.36
Portfolio Turnover Rate	30.57	121.64	60.15	63.29	34.44
Net Assets, end of period ($ x 1,000)	18,259	20,047	28,873	33,827	20,919

a Based on average shares outstanding.

See notes to financial statements.

74

	Class M
	Year Ended August 31,
BNY Mellon Asset Allocation Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.07	12.56	15.34	12.88	12.27
Investment Operations:
Net investment income[a]	.23	.26	.21	.16	.21
Net realized and unrealized gain (loss) on investments	1.81	.57	(2.01)	2.81	1.31
Total from Investment Operations	2.04	.83	(1.80)	2.97	1.52
Distributions:
Dividends from net investment income	(.22)	(.26)	(.35)	(.21)	(.23)
Dividends from net realized gain on investments	(.05)	(1.06)	(.63)	(.30)	(.68)
Total Distributions	(.27)	(1.32)	(.98)	(.51)	(.91)
Net asset value, end of period	13.84	12.07	12.56	15.34	12.88
Total Return (%)	17.15	7.53	(12.62)	23.59	12.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.49	.46	.42	.40	.39
Ratio of net expenses to average net assets[b]	.45	.44	.41	.32	.31
Ratio of net investment income to average net assets[b]	1.82	2.20	1.50	1.14	1.76
Portfolio Turnover Rate	30.53	32.54	29.76	17.71	35.71
Net Assets, end of period ($ x 1,000)	438,614	420,930	432,481	537,189	463,184

a Based on average shares outstanding.

b Amount does not include the expenses of the underlying funds.

See notes to financial statements.

75

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended August 31,
BNY Mellon Asset Allocation Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.22	12.69	15.48	13.00	12.37
Investment Operations:
Net investment income[a]	.20	.24	.17	.12	.18
Net realized and unrealized gain (loss) on investments	1.83	.57	(2.02)	2.83	1.32
Total from Investment Operations	2.03	.81	(1.85)	2.95	1.50
Distributions:
Dividends from net investment income	(.18)	(.22)	(.31)	(.17)	(.19)
Dividends from net realized gain on investments	(.05)	(1.06)	(.63)	(.30)	(.68)
Total Distributions	(.23)	(1.28)	(.94)	(.47)	(.87)
Net asset value, end of period	14.02	12.22	12.69	15.48	13.00
Total Return (%)	16.86	7.29	(12.85)	23.29	12.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[b]	.74	.71	.67	.65	.64
Ratio of net expenses to average net assets[b]	.70	.69	.66	.57	.56
Ratio of net investment income to average net assets[b]	1.57	1.97	1.25	.86	1.52
Portfolio Turnover Rate	30.53	32.54	29.76	17.71	35.71
Net Assets, end of period ($ x 1,000)	10,776	7,890	8,800	7,815	6,443

a Based on average shares outstanding.

b Amount does not include the expenses of the underlying funds.

See notes to financial statements.

76

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of seventeen series, including the following diversified funds: BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund and BNY Mellon Asset Allocation Fund (each, a “fund” and collectively, the “funds”). The objectives of the funds are as follows: BNY Mellon Mid Cap Multi-Strategy Fund and BNY Mellon Small Cap Multi-Strategy Fund seek capital appreciation and BNY Mellon Income Stock Fund seeks total return (consisting of capital appreciation and income). BNY Mellon International Fund and BNY Mellon Emerging Markets Fund seek long-term capital growth. BNY Mellon Asset Allocation Fund seeks long-term growth of principal in conjunction with current income.

BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as each fund’s investment adviser. The Bank of New York Mellon serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY pays the Adviser for performing certain administrative services.

Boston Partners Global Investors, Inc. (“Boston Partners”), and Geneva Capital Management LLC (“Geneva”), serve as BNY Mellon Mid Cap Multi-Strategy Fund’s sub-adviser with respect to the Boston Partners Mid Cap Value Strategy and the Geneva Mid Cap Growth Strategy, respectively. Newton Investment Management North America, LLC (“NIMNA”), also an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser serves as a sub-adviser of (i) BNY Mellon Income Stock Fund; (ii) BNY Mellon Mid Cap Multi-Strategy Fund responsible for the portions of the fund’s assets allocated to the Opportunistic Mid Cap Value Strategy and the Mid Cap Growth Strategy; (iii) BNY Mellon Small Cap Multi-Strategy Fund responsible for the portions of the fund’s assets allocated to the Opportunistic Small Cap Strategy, the Small Cap Value Strategy and the Small Cap Growth Strategy; and (iv) BNY Mellon International Fund. NIMNA, subject to the Adviser’s supervision and approval, provides investment advisory assistance and research and the day-to-day management of the respective fund’s assets or the portion of the respective fund’s assets allocated to the strategies described above. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to NIMNA for the benefit of the funds, including, but not limited to, portfolio management services. NIM is subject to the supervision of the NIMNA and the Adviser. NIM, also an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the sub-adviser for BNY Mellon Emerging Markets Fund. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, NIMNA, which enables NIMNA to provide certain advisory services to NIM for the benefit of the funds, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of the NIM and the Adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor and for BNY Mellon Income Stock Fund only Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental

77

NOTES TO FINANCIAL STATEMENTS (continued)

entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

BNY Mellon Asset Allocation Fund: Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities and exchanged traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S Treasury Bills are valued at the mean price between quoted prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

78

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following below summarizes the inputs used as of August 31, 2024 in valuing each fund’s investments:

BNY Mellon Income Stock Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	214,833,576	-	-	214,833,576
Investment Companies	8,175,113	-	-	8,175,113

† See Statement of Investments for additional detailed categorizations, if any.

BNY Mellon Mid Cap Multi-Strategy Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,168,075,456	8,847	††	-	1,168,084,303
Exchange-Traded Funds	29,691,972	-		-	29,691,972
Investment Companies	52,384,918	-		-	52,384,918
Rights	-	-		41,396	41,396

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Rights ($)
Balance as of 8/31/2023†	41,397
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(1)
Transfers into Level 3	-
Transfer out of Level 3	-
Balances as of 8/31/2024†	41,396
The amount of total net gains (loss) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 8/31/2024	(1)

† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

BNY Mellon Small Cap Multi-Strategy Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	313,752,157	-	-	313,752,157
Exchange-Traded Funds	1,015,889	-	-	1,015,889
Investment Companies	6,910,796	-	-	6,910,796

† See Statement of Investments for additional detailed categorizations, if any.

BNY Mellon International Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	-	243,596,712	††	-	243,596,712
Equity Securities - Preferred Stocks	-	3,371,324	††	-	3,371,324
Exchange-Traded Funds	3,194,647	-		-	3,194,647
Investment Companies	5,562,487	-		-	5,562,487

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

80

BNY Mellon Emerging Markets Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	41,069,331	173,364,718	††	0	214,434,049
Investment Companies	2,501,925	-		-	2,501,925

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities-Common Stocks ($)
Balance as of 8/31/2023†	0
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into Level 3	-
Transfer out of Level 3	-
Balances as of 8/31/2024†	0
The amount of total net gains (loss) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 8/31/2024	-

† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

BNY Mellon Asset Allocation Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	-	16,343,322	-	16,343,322
Equity Securities - Common Stocks	174,862,024	-	-	174,862,024
Equity Securities - Preferred Stocks	218,600	-	-	218,600
Foreign Governmental	-	910,229	-	910,229
Investment Companies	219,917,038	-	-	219,917,038
Rights	-	-	398	398
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	206,917	-	206,917
U.S. Government Agencies Mortgage-Backed	-	15,582,415	-	15,582,415
U.S. Treasury Securities	-	20,190,574	-	20,190,574

† See Statement of Investments for additional detailed categorizations, if any.

81

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Rights ($)
Balance as of 8/31/2023†	398
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into Level 3	-
Transfer out of Level 3	-
Balances as of 8/31/2024†	398
The amount of total net gains (loss) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 8/31/2024	-

† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

(b) Foreign currency transactions: Each relevant fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: Each relevant fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the funds’ understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the funds invest. These foreign taxes, if any, are paid by the funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of August 31, 2024, if any, are disclosed in the funds’ Statements of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the funds, except in the event of borrower default. The securities on loan, if any, are also disclosed in each fund’s Statements of Investments. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. Table 1 summarizes the amount BNY earned from each relevant fund from lending portfolio securities, pursuant to the securities lending agreement during the period ended August 31, 2024.

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Table 1—Securities Lending Agreement ($)

BNY Mellon Income Stock Fund	272
BNY Mellon Mid Cap Multi-Strategy Fund	7,983
BNY Mellon Small Cap Multi-Strategy Fund	65,851
BNY Mellon International Fund	853
BNY Mellon Emerging Markets Fund	866
BNY Mellon Asset Allocation Fund	1,176

For financial reporting purposes, each relevant fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of August 31, 2024, each relevant fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following tables:

	Assets ($)		Liabilities ($)
BNY Mellon Mid Cap Multi-Strategy Fund
Securities Lending	43,552,110		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	43,552,110		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(43,552,110)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

	Assets ($)		Liabilities ($)
BNY Mellon Small Cap Multi-Strategy Fund
Securities Lending	27,272,862		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	27,272,862		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(27,272,862)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

	Assets ($)		Liabilities ($)
BNY Mellon International Fund
Securities Lending	4,237,666		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	4,237,666		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(4,237,666)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

83

NOTES TO FINANCIAL STATEMENTS (continued)

	Assets ($)		Liabilities ($)
BNY Mellon Emerging Markets Fund
Securities Lending	2,084,495		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	2,084,495		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(2,084,495)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

	Assets ($)		Liabilities ($)
BNY Mellon Asset Allocation Fund
Securities Lending	6,617,543		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	6,617,543		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(6,617,543)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are defined as “affiliated” under the Act.

(e) Market Risk: The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent each fund invests in foreign securities, each fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Emerging Market Risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, accounting and financial reporting and recordkeeping standards and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.

ETF And Other Investment Company Risk: To the extent each relevant fund invests in pooled investment vehicles, such as ETFs and other investment companies, each relevant fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets each relevant fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When each relevant fund invests in an ETF or other investment company, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment company (including management fees) in addition to the expenses of each relevant fund. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs

84

include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. The fund will incur brokerage costs when purchasing and selling shares of ETFs.

Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in each of the relevant fund redemption requests, including requests from shareholders who may own a significant percentage of each of the relevant fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause each of the relevant fund to sell its holdings at a loss or at undesirable prices and adversely affect each of the relevant fund’s share price and increase each of the relevant fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

(f) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by each fund on the ex-dividend date. BNY Mellon Income Stock Fund and BNY Mellon Asset Allocation Fund normally declare and pay dividends from net investment income monthly. BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon International Fund and BNY Mellon Emerging Markets Fund normally declare and pay dividends from net investment income annually. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended August 31, 2024, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended August 31, 2024, the funds did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Table 2 summarizes each fund’s components of accumulated earnings on a tax basis at August 31, 2024.

Table 2—Components of Accumulated Earnings
	Undistributed Ordinary Income($)	Undistributed Capital Gains ($)	Accumulated Capital (Losses) ($)	Unrealized Appreciation (Depreciation) ($)
BNY Mellon Income Stock Fund	7,308,366	22,774,712	-	38,043,604
BNY Mellon Mid Cap Multi-Strategy Fund	9,764,417	212,016,254	-	644,476,447
BNY Mellon Small Cap Multi-Strategy Fund	3,559,323	16,897,731	-	77,024,831
BNY Mellon International Fund	7,167,967	-	(65,727,962)	27,394,766
BNY Mellon Emerging Markets Fund	1,202,235	-	(333,978,232)	35,883,813
BNY Mellon Asset Allocation Fund	1,562,286	10,286,667	-	125,833,700

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

85

NOTES TO FINANCIAL STATEMENTS (continued)

Table 3 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2024.

Table 3—Capital Loss Carryover
	Short-Term Losses ($)†	Long-Term Losses ($)†	Total ($)
BNY Mellon International Fund	65,727,962	-	65,727,962
BNY Mellon Emerging Markets Fund	333,978,232	-	333,978,232

† These capital losses can be carried forward for an unlimited period.

Table 4 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2024 and August 31, 2023.

Table 4— Tax Character of Distributions Paid
	2024		2023
	Ordinary Income ($)	Long-Term Capital Gains ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
BNY Mellon Income Stock Fund	5,462,624	30,521,957	24,138,230	74,578,788
BNY Mellon Mid Cap Multi-Strategy Fund	6,900,429	204,040,698	7,702,473	204,514,614
BNY Mellon Small Cap Multi-Strategy Fund	897,073	2,132,656	-	14,891,356
BNY Mellon International Fund	10,216,734	-	14,737,060	-
BNY Mellon Emerging Markets Fund	4,458,273	-	55,082,945	-
BNY Mellon Asset Allocation Fund	7,456,344	1,780,069	8,916,913	35,971,576

During the period ended August 31, 2024, as a result of permanent book to tax differences, where indicated each identified fund increased (decreased) total distributable earnings (loss) and increased (decreased) paid-in capital as summarized in Table 5. These permanent book to tax differences are primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes for BNY Mellon Income Stock Fund and BNY Mellon Mid Cap Multi-Strategy Fund. Net assets and net asset value per share were not affected by these reclassifications.

Table 5—Return of Capital Statement of Position
	Total Distributable Earnings (Loss) ($)	Paid-in Capital ($)
BNY Mellon Income Stock Fund	(10,874,008)	10,874,008
BNY Mellon Mid Cap Multi-Strategy Fund	(36,200,943)	36,200,943

NOTE 2—Bank Lines of Credit:

The funds participate with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the funds, and (ii) Tranche B is in amount equal to $120 million and is available only to the BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, each fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the funds based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2024, BNY Mellon Mid Cap Multi-Strategy Fund did not borrow under either Facility.

During the period ended August 31, 2024, BNY Mellon Income Stock Fund was charged $5,621 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended August 31, 2024 for the fund was approximately $87,978, with a related weighted average annualized interest rate of 6.39%.

86

During the period ended August 31, 2024, BNY Mellon Small Cap Multi-Strategy Fund was charged $8,962 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended August 31, 2024 for the fund was approximately $140,437, with a related weighted average annualized interest rate of 6.38%.

During the period ended August 31, 2024, BNY Mellon International Fund was charged $7,102 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended August 31, 2024 for the fund was approximately $111,475, with a related weighted average annualized interest rate of 6.37%.

During the period ended August 31, 2024, BNY Mellon Emerging Markets Fund was charged $8,361 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended August 31, 2024 for the fund was approximately $130,601, with a related weighted average annualized interest rate of 6.40%.

During the period ended August 31, 2024, BNY Mellon Asset Allocation Fund was charged $1,471 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended August 31, 2024 for the fund was approximately $22,951, with a related weighted average annualized interest rate of 6.41%.

NOTE 3—Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is payable monthly and computed on the average daily value of each fund’s net assets at the following annual rate: .65% of BNY Mellon Income Stock Fund, .75% of BNY Mellon Mid Cap Multi-Strategy Fund, .85% of BNY Mellon Small Cap Multi-Strategy Fund, ..85% of BNY Mellon International Fund, 1.15% of BNY Mellon Emerging Markets Fund and .65% (equity securities), ..40% (debt securities) and .15% (money market instruments and other underlying funds, which may consist of affiliated funds and unaffiliated open-end funds, closed-end funds and exchange traded funds) of BNY Mellon Asset Allocation Fund.

For BNY Mellon Income Stock Fund, the Adviser has contractually agreed, from September 1, 2023 through December 29, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of Class A, Class C, Class I and Class Y share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. On or after December 29, 2024, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $35,495 during the period ended August 31, 2024.

For BNY Mellon International Fund, from September 1, 2023 through December 29, 2024, the Adviser has contractually agreed to waive receipt of a portion of its management fee in the amount of .20% of the value of the fund’s average daily net assets until December 29, 2024. On or after December 29, 2024, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking amounted to $522,053 during the period ended August 31, 2024.

For BNY Mellon Emerging Markets Fund, from September 1, 2023 through December 29, 2024, the Adviser has contractually agreed to waive receipt of a portion of its management fee in the amount of .25% of the value of the fund’s average daily net assets until December 29, 2024. On or after December 29, 2024, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertakings, amounted to $626,510 during the period ended August 31, 2024.

For BNY Mellon Asset Allocation Fund, the Adviser has contractually agreed, from September 1, 2023 through December 29, 2024, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class of fund shares (including indirect fees, and expense of the underlying funds, but excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..87% of the value of the fund’s average daily net assets. On or after December 29, 2024, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $186,427 during the period ended August 31, 2024.

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NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:

0 up to $6 billion    .15%

$6 billion up to $12 billion   .12%
In excess of $12 billion    .10%

No administration fee is applied to assets held by BNY Mellon Asset Allocation Fund which are invested in cash or money market instruments or shares of other underlying funds.

Pursuant to a sub-investment advisory agreement between the Adviser and NIMNA and NIM for each relevant fund, the Adviser pays NIMNA and NIM for each relevant fund a monthly fee at an annual rate set forth below in Table 6 of the respective fund’s average daily net assets or the portion of the respective fund’s average daily net assets allocated to the strategies sub-advised by NIMNA and NIM for each relevant fund.

Table 6—Annual Fee (as a percentage of average daily net assets allocated to the strategies sub-advised by NIMNA and NIM for each relevant fund)

BNY Mellon Income Stock Fund	.195
BNY Mellon Mid Cap Multi-Strategy Fund	.40
BNY Mellon Small Cap Multi-Strategy Fund	.55
BNY Mellon International Fund	.255
BNY Mellon Emerging Markets Fund	.345

Pursuant to separate sub-investment advisory agreements, Geneva and Boston Partners serve as a sub-adviser responsible for the day-to-day management of their respective portion of BNY Mellon Mid Cap Multi-Strategy Fund’s portfolio. The Adviser pays Boston Partners and Geneva separate monthly fees at an annual percentage of BNY Mellon Mid Cap Multi-Strategy Fund’s average daily net assets allocated to the Boston Partners Mid Cap Value Strategy and the Geneva Mid Cap Growth Strategy, respectively. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the funds may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the funds to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.

During the period ended August 31, 2024, the Distributor retained $2,768 from commissions earned on sales of BNY Mellon Income Stock Fund Class A shares and $24 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares of BNY Mellon Income Stock Fund pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended August 31, 2024, Class C shares were charged $7,969 pursuant to the Distribution Plan.

Each fund has adopted a Shareholder Services Plan with respect to its Investor shares. BNY Mellon Income Stock Fund has also adopted a Shareholder Services Plan with respect to its Class A and Class C shares. Each fund pays the Distributor at an annual rate of .25% of the value of its Investor shares, and BNY Mellon Income Stock Fund pays the Distributor at an annual rate of .25% of the value of its Class A and Class C shares, based on the respective fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. Table 7 summarizes the

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amounts Investor, Class A and Class C shares were charged during the period ended August 31, 2024, pursuant to the Shareholder Services Plan, which is included in Shareholder servicing costs in the Statements of Operations.

Table 7—Shareholder Services Plan Fees

BNY Mellon Income Stock Fund
Investor Shares	$33,926
Class A	8,573
Class C	2,656
BNY Mellon Mid Cap Multi-Strategy Fund	290,698
BNY Mellon Small Cap Multi-Strategy Fund	64,130
BNY Mellon International Fund	38,239
BNY Mellon Emerging Markets Fund	46,919
BNY Mellon Asset Allocation Fund	22,421

The funds have an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the funds include net earnings credits, if any, as an expense offset in the Statements of Operations.

The funds have an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the funds will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the funds include this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

Each fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency services for BNY Mellon Income Stock Fund Class A, Class C, Class I and Class Y shares and cash management services for the funds. The majority of Transfer Agent fees for BNY Mellon Income Stock Fund Class A, Class C, Class I and Class Y shares are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. BNY pays each fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust, excluding BNY Mellon Income Stock Fund, Class A, Class C, Class I and Class Y shares. Table 8 summarizes the amount each fund was charged during the period ended August 31, 2024, which is included in Shareholder servicing costs in the Statements of Operations. These fees were partially offset by earnings credits for each relevant fund, also summarized in Table 8.

Table 8—Transfer Agent Fees
Transfer Agent Fees ($)		Transfer Agent Earnings Credits ($)
BNY Mellon Income Stock Fund	4,657	(1,798)
BNY Mellon Mid Cap Multi-Strategy Fund	-	(4,435)
BNY Mellon Small Cap Multi-Strategy Fund	-	(2,990)
BNY Mellon International Fund	-	(703)
BNY Mellon Emerging Markets Fund	-	(974)
BNY Mellon Asset Allocation Fund	-	(351)

Each fund compensates the Custodian, under a custody agreement, for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 9 summarizes the amount each fund was charged during the period ended August 31, 2024 pursuant to the custody agreement.

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NOTES TO FINANCIAL STATEMENTS (continued)

Table 9—Custody Agreement Fees

BNY Mellon Income Stock Fund	$18,428
BNY Mellon Mid Cap Multi-Strategy Fund	56,038
BNY Mellon Small Cap Multi-Strategy Fund	31,979
BNY Mellon International Fund	39,940
BNY Mellon Emerging Markets Fund	265,544
BNY Mellon Asset Allocation Fund	13,607

Table 10 summarizes the amount each fund was charged for services performed by the Chief Compliance Officer and his staff, during the period ended August 31, 2024.

Table 10—Chief Compliance Officer Fees

BNY Mellon Income Stock Fund	$22,213
BNY Mellon Mid Cap Multi-Strategy Fund	38,834
BNY Mellon Small Cap Multi-Strategy Fund	28,125
BNY Mellon International Fund	21,337
BNY Mellon Emerging Markets Fund	22,562
BNY Mellon Asset Allocation Fund	25,842

Table 11 summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.

Table 11—Due to BNY Mellon Investment Adviser, Inc. and Affiliates
Management Fee ($)		Administration Fee ($)	Distribution Plan Fees ($)	Shareholder Services Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agent Fees ($)	Less Expense Reimbursement ($)
BNY Mellon Income Stock Fund	119,940	25,557	752	3,832	7,219	3,025	1,056	(3,801)
BNY Mellon Mid Cap Multi-Strategy Fund	766,494	141,565	-	24,417	22,344	5,402	303	-
BNY Mellon Small Cap Multi-Strategy Fund	229,547	37,404	-	5,477	12,500	4,602	-	-
BNY Mellon International Fund	177,871	28,986	-	3,341	20,827	2,862	-	(41,785)
BNY Mellon Emerging Markets Fund	208,285	25,086	-	3,795	141,865	3,117	-	(45,275)
BNY Mellon Asset Allocation Fund	138,518	26,163	-	2,266	4,929	3,521	-	(42,154)

(c) Each Board member also serves as a Board member of other funds within the Trust. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

Table 12 summarizes each fund’s aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities during the period ended August 31, 2024.

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Table 12—Purchases and Sales
	Purchases ($)	Sales ($)
BNY Mellon Income Stock Fund	239,748,575	393,752,136
BNY Mellon Mid Cap Multi-Strategy Fund	477,890,885	1,019,621,222
BNY Mellon Small Cap Multi-Strategy Fund	276,980,171	606,026,682
BNY Mellon International Fund	128,740,988	195,141,630
BNY Mellon Emerging Markets Fund	75,568,922	197,164,218
BNY Mellon Asset Allocation Fund	131,001,067	166,558,507

Table 13 summarizes the cost of investments for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each fund at August 31, 2024.

Table 13—Accumulated Net Unrealized Appreciation (Depreciation)
	Cost of Investments ($)	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
BNY Mellon Income Stock Fund	184,965,085	42,471,415	4,427,811	38,043,604
BNY Mellon Mid Cap Multi-Strategy Fund	605,726,226	665,440,770	20,964,407	644,476,363
BNY Mellon Small Cap Multi-Strategy Fund	244,654,011	101,751,671	24,726,840	77,024,831
BNY Mellon International Fund	228,347,828	44,402,615	17,025,273	27,377,342
BNY Mellon Emerging Markets Fund	178,398,780	63,524,844	24,987,650	38,537,194
BNY Mellon Asset Allocation Fund	322,397,825	132,900,574	7,066,882	125,833,692

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REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees of
BNY Mellon Funds Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund and BNY Mellon Asset Allocation Fund, (collectively, the “Funds”), each a series of BNY Mellon Funds Trust, including the statements of investments, as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, a transfer agent, and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.

New York, New York
October 23, 2024

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IMPORTANT TAX INFORMATION (Unaudited)

BNY Mellon Income Stock Fund

For federal tax purposes the fund reports the maximum amount allowable but not less than 54.31% of ordinary income dividends paid during the fiscal year ended August 31, 2024 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than $3,479,483 as ordinary income dividends paid during the fiscal year ended August 31, 2024 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns. Also, the fund reports the maximum amount allowable but not less than $.7823 as a long-term capital gain dividend paid on December 7, 2023 in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

BNY Mellon Mid Cap Multi-Strategy Fund

For federal tax purposes the fund reports the maximum amount allowable but not less than 99.73% of ordinary income dividends paid during the fiscal year ended August 31, 2024 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than $6,900,429 as ordinary income dividends paid during the fiscal year ended August 31, 2024 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns. Also, the fund reports the maximum amount allowable but not less than $2.4716 as a long-term capital gain dividend paid on December 13, 2023 in accordance with Sections 871(k)(2) and 881(e) of the Internal Revenue Code.

BNY Mellon Small Cap Multi-Strategy Fund

For federal tax purposes the fund reports the maximum amount allowable but not less than 100% of ordinary income dividends paid during the fiscal year ended August 31, 2024 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than $897,073 as ordinary income dividends paid during the fiscal year ended August 31, 2024 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns. Also, the fund reports the maximum amount allowable but not less than $.0752 per share as a long-term capital gain dividend paid on December 18, 2023 in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

BNY Mellon International Fund

For federal tax purposes, the fund elects to provide each shareholder with their portion of the fund’s income sourced from foreign countries and taxes paid from foreign countries. The fund reports the maximum amount allowable but not less than $10,420,623 as income sourced from foreign countries for the fiscal year ended August 31, 2024 in accordance with Section 853(c)(2) of the Internal Revenue Code and also the fund reports the maximum amount allowable but not less than $1,021,038 as taxes paid from foreign countries for the fiscal year ended August 31, 2024 in accordance with Section 853(a) of the Internal Revenue Code. Where required by federal tax rules, shareholders will receive notification of their proportionate share of foreign sourced income and foreign taxes paid for the 2024 calendar year with Form 1099-DIV which will be mailed in early 2024. Also the fund reports the maximum amount allowable, but not less than $11,237,412 as ordinary income dividends paid during the fiscal year ended August 31, 2024 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code.

BNY Mellon Emerging Markets Fund

For federal tax purposes, the fund elects to provide each shareholder with their portion of the fund’s income sourced from foreign countries and taxes paid from foreign countries. The fund reports the maximum amount allowable but not less than $5,833,966 as income sourced from foreign countries for the fiscal year ended August 31, 2024 in accordance with Section 853(c)(2) of the Internal Revenue Code and also the fund reports the maximum amount allowable but not less than $1,055,891 as taxes paid from foreign countries for the fiscal year ended August 31, 2024 in accordance with Section 853(a) of the Internal Revenue Code. Where required by federal tax rules, shareholders will receive notification of their proportionate share of foreign sourced income and foreign taxes paid for the 2024 calendar year with Form 1099-DIV which will be mailed in early 2025. Also the fund reports the maximum

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IMPORTANT TAX INFORMATION (Unaudited) (continued)

amount allowable, but not less than $5,404,009 as ordinary income dividends paid during the fiscal year ended August 31, 2024 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code.

BNY Mellon Asset Allocation Fund

For federal tax purposes the fund reports the maximum amount allowable but not less than 30.92% of ordinary income dividends paid during the fiscal year ended August 31, 2024 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than $3,255,629 as ordinary income dividends paid during the fiscal year ended August 31, 2024 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns. Also, the fund reports the maximum amount allowable but not less than $.0518 as a long-term capital gain dividend paid on December 29, 2023 in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

95

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

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Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statements of Operations as Trustees’ fees and expenses.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the Trust’s Board of Trustees (the “Board”) held on March 18-19, 2024, the Board considered the renewal of (i) the Trust’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the funds with investment advisory services and The Bank of New York Mellon is responsible for the provision of administrative services to the funds (together, the “Management Agreement”); (ii) the separate Sub-Investment Advisory Agreements with respect to BNY Mellon Mid Cap Multi-Strategy Fund, pursuant to which (a) Boston Partners Global Investors, Inc. (“Boston Partners”) provides day-to-day management of the fund’s investments allocated to the Boston Partners Mid Cap Value Strategy, (b) Geneva Capital Management, LLC (“Geneva”) provides day-to-day management of the portion of the fund’s investments allocated to the Geneva Mid Cap Growth Strategy, and (c) Newton Investment Management North America, LLC (“NIMNA”) provides day-to-day management of the portion of the fund’s investments allocated to the Opportunistic Mid Cap Value Strategy and Mid Cap Growth Strategy; (iii) the Sub-Investment Advisory Agreement with respect to BNY Mellon Small Cap Multi-Strategy Fund, pursuant to which NIMNA provides day-to-day management of the portion of the fund’s investments allocated to the Opportunistic Small Cap Strategy, the Small Cap Value Strategy and the Small Cap Growth Strategy; (iv) the Sub-Investment Advisory Agreement with respect to BNY Mellon Income Stock Fund, pursuant to which NIMNA provides day-to-day management of the fund’s investments; (v) the Sub-Investment Advisory Agreement with respect to BNY Mellon International Fund, pursuant to which NIMNA provides day-to-day management of the fund’s investments; (vi) the Sub-Investment Advisory Agreement with respect to BNY Mellon Emerging Markets Fund, pursuant to which Newton Investment Management Limited (“NIM”) provides day-to-day management of the fund’s investments; (vii) the Sub-Sub-Investment Advisory Agreement with respect to BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Multi-Strategy Fund – Opportunistic Mid Cap Value Strategy and Mid Cap Growth Strategy, and BNY Mellon Small Cap Multi-Strategy – Opportunistic Small Cap Value Strategy and Small Cap Growth Strategy, pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the applicable funds’ investments; and (viii) the Sub-Sub-Investment Advisory Agreement with respect to BNY Mellon Emerging Markets Fund, pursuant to which NIM may use the investment advisory personnel, resources and capabilities available at its sister company, NIMNA, in providing the day-to-day management of the fund’s investments. The Management Agreement, together with the Sub-Investment Advisory Agreements and the Sub-Sub-Investment Advisory Agreements, are referred to as the “Agreements,” Boston Partners, Geneva, NIMNA and NIM are each referred to as a “Sub-Adviser” and collectively as the “Sub-Advisers,” and BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Emerging Markets Fund, BNY Mellon Income Stock Fund, BNY Mellon International Fund, and BNY Mellon Small Cap Multi-Strategy Fund are referred to collectively as the “Sub-Advised Funds.” The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which The Bank of New York Mellon pays the Adviser for performing certain of the administrative services referenced above. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to the funds in the Trust, including the funds. The Adviser provided the number of open accounts in each fund, each fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the distribution channel(s) of the funds and the need to be able to provide ongoing shareholder services to each distribution channel, as applicable to each fund.

The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as, for the Sub-Advised Funds, the Adviser’s supervisory activities over the Sub-Adviser(s). The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Funds’ Performance and Management Fees and Expense Ratios. For each fund, the Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class M shares with the performance of a group of institutional funds selected by Broadridge as

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comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional funds in the particular Lipper classification (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional funds in the particular Lipper classification, excluding outliers (the “Expense Universe”). At the Adviser’s request, the Board also reviewed reports prepared by Broadridge with respect to BNY Mellon Asset Allocation Fund, a “fund of funds,” which included information comparing (1) the performance of the fund’s Class M shares with the performance of a group of funds of funds selected by Broadridge as comparable to the fund (the “Funds of Funds Performance Group”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Funds of Funds Performance Group (the “Funds of Funds Expense Group”) and with a broader group of funds consisting of the funds in the Funds of Funds Expense Group and Funds of Funds in the fund’s Expense Universe (the “Funds of Funds Expense Universe”). The information for each comparison was derived, in part, from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe and representatives of the Adviser informed the Board of the methodology Broadridge used to select the funds in the Funds of Funds Performance Group and the Funds of Funds Expense Group and the funds in the Funds of Funds Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to each fund and comparison funds and the end date selected. The Board also considered the funds’ performance in light of overall financial market conditions.

Management Fee and Expense Ratio Comparisons. For each fund, the Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser and the Sub-Advisers, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included any reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

For the Sub-Advised Funds, the Board considered the fee payable to the Sub-Adviser(s) in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser(s) and the Adviser. The Board also took into consideration that each Sub-Adviser’s fee is paid by the Adviser, out of its fee from the relevant fund, and not the fund.

For each of BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon Asset Allocation Fund and BNY Mellon Emerging Markets Fund, representatives of the Adviser reviewed with the Board the management or advisory fees paid by any funds advised by the Adviser in the same Lipper category as the fund (the “Similar Fund(s)”) and explained the nature of the Similar Fund(s). They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. For each such fund, the Board considered the relevance of the fee information provided for the Similar Fund(s) to evaluate the appropriateness of the fund’s management fee. For each such fund, representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or, for the Sub-Advised Funds, the Sub-Adviser(s), that are considered to have similar investment strategies and policies as the fund.

For each of BNY Mellon Income Stock Fund and BNY Mellon International Fund, representatives of the Adviser reviewed with the Board the management or advisory fees (1) paid by any Similar Fund(s) and (2) paid to the Adviser or its affiliates or, for the Sub-Advised Funds, the Sub-Adviser(s), for advising the one or more separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (together with the Similar Funds, the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. For each such fund, the Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

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BNY Mellon Asset Allocation Fund

The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as mixed-asset target allocation growth funds by Lipper and to that of its Funds of Funds Performance Group consisted of funds classified as mixed-asset target allocation growth funds of funds.

The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the one- and four-year periods when the fund’s total return performance was above or at the Performance Group median, respectively, and was below the Performance Universe median for all periods, except for the four-year period when the fund’s total return performance was above the Performance Universe median. The Board also considered that the fund’s total return performance was below the Funds of Funds Performance Group median for the one-year period, at the Funds of Funds Performance Group median for the two- and three-year periods, and above the Funds of Funds Performance Group median for the four-, five- and ten-year periods. The Board also reviewed performance attribution information relating to each fund strategy to which fund assets were allocated and the managers and underlying funds responsible for the strategy compared to the strategy’s benchmark index for the one-year period ended December 31, 2023, which showed that eight out of the sixteen managers/underlying funds in the strategies to which fund assets were allocated performed better than the respective benchmark index. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in seven of the ten calendar years shown. The Board noted that the fund had a four-star rating from Morningstar for the five-year period based on Morningstar’s risk-adjusted return measure.

The Board considered that the fund invests a portion of its assets in underlying mutual funds (“Acquired Funds”) and that the fund’s pro rata share of the expenses of the Acquired Funds was included in the fund’s total expenses used to determine its rankings in the Expense Group, Expense Universe (even though not all other funds in the Expense Group and Expense Universe invest in underlying funds), Funds of Funds Expense Group and Funds of Funds Expense Universe. Moreover, unlike most funds in the Funds of Funds Expense Group and Funds of Funds Expense Universe, the fund may invest directly in equity securities and fixed-income securities and money market instruments. The Board considered that the fund’s contractual management fee was lower than the Expense Group median and higher than the Funds of Funds Expense Group median contractual management fee; the fund’s actual management fee was lower than the Expense Group median and Expense Universe median actual management fee (lowest in the Expense Group) and higher than the Funds of Funds Expense Group median and the Funds of Funds Expense Universe median actual management fee; and the fund’s total expenses were higher than the Expense Group median and the Expense Universe median total expenses (lower without Acquired Fund expenses) and higher than the Funds of Funds Expense Group median and the Funds of Funds Expense Universe median total expenses (including Acquired Fund expenses). The Board determined that the fee payable by the fund pursuant to the Management Agreement was based on services provided that were in addition to, rather than duplicative of, the services provided under the advisory contracts of the Acquired Funds in which the fund invested.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 29, 2024, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class of fund shares (including indirect fees and expenses of the underlying funds, but excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .87% of the fund’s average daily net assets.

BNY Mellon Mid Cap Multi-Strategy Fund

The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as mid-cap growth funds by Lipper.

The Board discussed with representatives of the Adviser and the Sub-Advisers the results of the performance comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except for the one- and ten-year periods when the fund’s total return performance was below the Performance Group and Performance Universe medians. The Board also reviewed performance attribution information relating to each fund strategy and the managers responsible for the strategy compared to the strategy’s benchmark index for the one-year period ended December 31, 2023, which showed that two out of the fund’s five strategies performed better than the respective benchmark index. The Adviser

100

also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted the fund’s returns were at or above the returns of the index in five of the ten calendar years shown. The Board noted that the fund had a five-star rating from Morningstar for the three-year period based on Morningstar’s risk-adjusted return measure. It was noted that the Performance Group and Performance Universe were comprised of mid-cap growth funds, whereas the fund allocates its assets among multiple investment strategies which include mid-cap growth, value and core investment strategies. Management confirmed that the fund continued to apply consistent investment strategies and performed in a manner management expected under then-current market conditions.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median, the fund’s actual management fee was higher than the Expense Group median and Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and Expense Universe median total expenses.

BNY Mellon Small Cap Multi-Strategy Fund

The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as small-cap core funds by Lipper.

The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the performance comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the ten-year period when the fund’s total return performance was above the Performance Group median, and was below the Performance Universe medians for all periods, except for the ten-year period when the fund’s total return performance was slightly above the Performance Universe median. The Board also reviewed performance attribution information relating to each fund strategy and the managers responsible for the strategy compared to the strategy’s benchmark index for the one-year period ended December 31, 2023, which showed that each of the fund’s strategies performed below the respective benchmark index. It was noted that the Performance Group and Performance Universe were comprised of small-cap core funds, whereas the fund allocates its assets among multiple investment strategies which include small-cap growth, value and core investment strategies. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during the most recent periods under review and noted that the managers responsible for the fund’s strategies are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in five out of the ten calendar years shown.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and Expense Universe median total expenses.

BNY Mellon Income Stock Fund

The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as equity income funds by Lipper.

The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the performance comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except for the one-year period where the fund’s total return performance was below the Performance Group and Performance Universe medians. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in five of the ten calendar years shown. The Board noted that the fund had a four-star overall rating and a five-star rating for the three-year period and a four-star rating for each of the five- and ten-year periods from Morningstar based on Morningstar’s risk-adjusted return measures.

The Board considered that the fund’s contractual management fee was slightly lower than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and Expense Universe median actual management fee, and the fund’s total expenses were slightly higher than the Expense Group median and higher than the Expense Universe median total expenses.

101

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 29, 2024 to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of Class A, C, I or Y shares of the fund (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowing and extraordinary expenses) exceed .90% of the fund’s average daily net assets.

BNY Mellon International Fund

The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as international multi-cap core funds by Lipper.

The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the performance comparisons and considered that the fund’s total return performance was at or above the Performance Group median and Performance Universe median for all periods, except for the one- and four-year periods when the fund’s total return performance was slightly below the Performance Group median and the four-, five- and ten-year periods when the fund’s total return performance was below the Performance Universe median. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians in certain periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in three of the ten calendar years shown.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 29, 2024, to waive receipt of a portion of its management fee in the amount of .20% of the value of the fund’s average daily net assets.

BNY Mellon Emerging Markets Fund

The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as emerging markets funds by Lipper.

The Board discussed with representatives of the Adviser and Sub-Adviser the results of the performance comparisons and considered that the fund’s total return performance was below the Performance Group median and Performance Universe median for all periods, except for the three-year period when the fund’s total return performance was at the Performance Group median and the three-, four- and five-year periods when the fund’s total return performance was above the Performance Group median. The Adviser also provided a comparison for the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in three of the ten calendar years shown.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 29, 2024, to waive receipt of a portion of its management fee in the amount of .25% of the value of the fund’s average daily net assets.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates to each fund. The Board also considered the expense limitation arrangements for certain funds and the effect each such arrangement had on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

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As to each fund, the Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser(s), including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays each Sub-Adviser pursuant to the respective Sub-Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Advisers from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading certain fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser to each fund, and by the Sub-Adviser to the applicable Sub-Advised Fund, are adequate and appropriate.

• With respect to BNY Mellon Mid Cap Multi-Strategy Fund and BNY Mellon Small Cap Multi-Strategy Fund, the Board was satisfied with the manner in which the Adviser monitors and evaluates the performance of each Sub-Adviser and with each fund’s long-term performance.

• With respect to BNY Mellon Asset Allocation Fund, BNY Mellon Emerging Markets Fund, BNY Mellon Income Stock Fund and BNY Mellon International Fund, the Board determined each fund’s overall performance was satisfactory in light of the totality of the information presented.

• With respect to each fund, as applicable, the Board concluded that the fees paid to the Adviser and the Sub-Advisers continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the fees charged by the Adviser under the Management Agreement with respect BNY Mellon Asset Allocation Fund were for services in addition to, and not duplicative of, services provided under the advisory contracts of the Acquired Funds in which the fund invested.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the funds had been adequately considered by the Adviser in connection with the fee rate charged to each fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the respective Agreement with respect to each fund, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Advisers, of the Adviser (and, for the Sub-Advised Funds, the Sub-Adviser(s)) and the services provided to the fund pursuant to the respective Agreement. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the funds and the investment management and other services provided under the respective Agreement, including information on the investment performance of each fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to each fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of the Agreements, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the

103

respective fund’s arrangements, or substantially similar arrangements for the other funds in the Trust, in prior years. The Board determined to renew the Agreement(s) for each fund.

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© 2024 BNY Mellon Securities Corporation Code-MFTNCSRAR0824-EQ

BNY Mellon Funds Trust

Funds	Ticker Symbols
	Class M	Investor
BNY Mellon Bond Fund	MPBFX	MIBDX
BNY Mellon Intermediate Bond Fund	MPIBX	MIIDX
BNY Mellon Corporate Bond Fund	BYMMX	BYMIX
BNY Mellon Short-Term U.S. Government Securities Fund	MPSUX	MISTX

ANNUAL FINANCIALS AND OTHER INFORMATION August 31, 2024

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Statement of Investments

August 31, 2024

BNY Mellon Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7%
Aerospace & Defense - .9%
RTX Corp.,Sr. Unscd. Notes	6.00	3/15/2031	2,000,000		2,150,453
The Boeing Company,Sr. Unscd. Notes	3.63	2/1/2031	6,000,000		5,430,474
The Boeing Company,Sr. Unscd. Notes	6.53	5/1/2034	3,825,000	[a]	4,053,617
				11,634,544
Airlines - .2%
American Airlines Pass Through Trust,Ser. 2015-1, Cl. A	3.38	5/1/2027	3,379,300		3,185,665
Automobiles & Components - .2%
General Motors Financial Co., Inc.,Sr. Unscd. Notes	3.10	1/12/2032	3,100,000		2,702,871
Banks - 9.3%
Banco Bilbao Vizcaya Argentaria SA,Sr. Notes	5.38	3/13/2029	3,350,000		3,456,476
Bank of America Corp.,Jr. Sub. Notes, Ser. TT	6.13	4/27/2027	8,650,000	[b,c]	8,758,540
Barclays PLC,Sr. Unscd. Notes	7.39	11/2/2028	7,000,000		7,529,931
Citigroup, Inc.,Sub. Notes	6.17	5/25/2034	7,300,000		7,709,885
Citizens Financial Group, Inc.,Sr. Unscd. Notes	5.84	1/23/2030	7,330,000		7,537,393
Comerica, Inc.,Sr. Unscd. Notes	5.98	1/30/2030	5,216,000	[b]	5,308,340
Credit Agricole SA,Sr. Notes	6.32	10/3/2029	4,190,000	[a]	4,414,119
Deutsche Bank AG,Sr. Notes	6.72	1/18/2029	8,500,000		8,951,276
HSBC Holdings PLC,Sr. Unscd. Notes	6.25	3/9/2034	5,610,000		6,036,291
JPMorgan Chase & Co.,Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	5,475,000	[b,c]	5,392,346
Morgan Stanley,Sr. Unscd. Notes	1.59	5/4/2027	8,000,000		7,602,790
NatWest Group PLC,Sr. Unscd. Notes	5.08	1/27/2030	5,500,000		5,566,383
Nordea Bank Abp,Jr. Sub. Notes	6.63	3/26/2026	4,280,000	[a,c]	4,305,402
Santander Holdings USA, Inc.,Sr. Unscd. Bonds	7.66	11/9/2031	6,800,000		7,588,748
Societe Generale SA,Sr. Notes	6.69	1/10/2034	8,000,000	[a]	8,581,323
The Goldman Sachs Group, Inc.,Sub. Notes	6.75	10/1/2037	8,000,000		9,022,212
UBS Group AG,Sr. Unscd. Notes	1.31	2/2/2027	6,500,000	[a]	6,174,451
UBS Group AG,Sr. Unscd. Notes	2.59	9/11/2025	4,825,000	[a]	4,821,878
				118,757,784
Beverage Products - .5%
Anheuser-Busch Companies LLC/Anheuser-Busch Inbev Worldwide, Inc.,Gtd. Notes	4.90	2/1/2046	6,250,000		6,004,408
Consumer Discretionary - .9%
Warnermedia Holdings, Inc.,Gtd. Notes	4.05	3/15/2029	7,185,000		6,715,234
Warnermedia Holdings, Inc.,Gtd. Notes	4.28	3/15/2032	6,225,000		5,444,168
				12,159,402
Diversified Financials - 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,Gtd. Notes	6.95	3/10/2055	6,500,000		6,710,165
Aircastle Ltd.,Sr. Unscd. Notes	2.85	1/26/2028	9,500,000	[a]	8,804,071
Apollo Debt Solutions BDC,Sr. Unscd. Notes	6.70	7/29/2031	5,800,000	[a,b]	5,896,531
Ares Capital Corp.,Sr. Unscd. Notes	2.88	6/15/2028	6,000,000		5,483,308
BlackRock TCP Capital Corp.,Sr. Unscd. Notes	2.85	2/9/2026	3,800,000		3,646,429
Blackstone Secured Lending Fund,Sr. Unscd. Notes	2.85	9/30/2028	6,890,000		6,243,485
Blue Owl Capital Corp.,Sr. Unscd. Notes	2.63	1/15/2027	2,500,000		2,349,962
Blue Owl Finance LLC,Gtd. Notes	4.13	10/7/2051	7,650,000	[a]	5,737,931
				44,871,882
Electronic Components - .4%
Jabil, Inc.,Sr. Unscd. Notes	3.60	1/15/2030	5,500,000		5,145,639

3

Statement of Investments (continued)

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7%(continued)
Energy - 2.6%
Boardwalk Pipelines LP,Gtd. Notes	3.60	9/1/2032	3,825,000		3,428,458
Diamondback Energy, Inc.,Gtd. Notes	3.13	3/24/2031	4,800,000		4,333,659
Energy Transfer LP,Sr. Unscd. Notes	5.55	5/15/2034	4,000,000		4,105,812
Enterprise Products Operating LLC,Gtd. Notes	5.35	1/31/2033	3,375,000		3,511,616
Kinder Morgan, Inc.,Gtd. Notes	5.20	6/1/2033	4,830,000		4,843,784
Targa Resources Corp.,Gtd. Notes	5.50	2/15/2035	1,000,000		1,015,696
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,Gtd. Notes	5.00	1/15/2028	5,750,000		5,743,849
TransCanada PipeLines Ltd.,Sr. Unscd. Notes	2.50	10/12/2031	4,825,000	[b]	4,210,608
Whistler Pipeline LLC,Sr. Unscd. Notes	5.95	9/30/2034	2,000,000	[a]	2,038,683
				33,232,165
Food Products - .4%
The Kroger Company,Sr. Unscd. Notes	1.70	1/15/2031	6,500,000		5,430,259
Foreign Governmental - 1.9%
CDP Financial, Inc.,Gtd. Notes	4.88	6/5/2029	3,500,000	[a,b]	3,627,335
Japan Finance Organization for Municipalities,Sr. Unscd. Notes	1.38	2/10/2031	4,130,000	[a]	3,455,699
Ontario Teachers' Finance Trust,Gtd. Notes	2.00	4/16/2031	4,130,000	[a]	3,609,272
Ontario Teachers' Finance Trust,Gtd. Notes	4.63	4/10/2029	3,500,000	[a]	3,579,562
Province of British Columbia,Sr. Unscd. Notes	4.20	7/6/2033	2,075,000		2,060,601
Province of Manitoba,Sr. Unscd. Notes	4.30	7/27/2033	3,720,000		3,718,298
Province of Quebec,Unscd. Bonds	0.60	7/23/2025	4,000,000		3,864,942
				23,915,709
Health Care - 2.2%
AbbVie, Inc.,Sr. Unscd. Notes	3.20	11/21/2029	6,000,000		5,686,909
Amgen, Inc.,Sr. Unscd. Notes	5.60	3/2/2043	5,075,000		5,189,748
Amgen, Inc.,Sr. Unscd. Notes	5.65	6/15/2042	1,605,000		1,645,506
CVS Health Corp.,Sr. Unscd. Notes	4.78	3/25/2038	7,250,000		6,663,317
HCA, Inc.,Gtd. Notes	5.45	9/15/2034	2,800,000		2,837,148
Pfizer Investment Enterprises Pte Ltd.,Gtd. Notes	4.65	5/19/2030	6,520,000		6,630,493
				28,653,121
Industrial - .3%
LBJ Infrastructure Group LLC,Sr. Scd. Bonds	3.80	12/31/2057	5,000,000	[a]	3,456,171
Information Technology - .3%
Oracle Corp.,Sr. Unscd. Notes	3.90	5/15/2035	4,790,000		4,325,980
Insurance - .6%
MetLife, Inc.,Jr. Sub. Bonds, Ser. G	3.85	9/15/2025	1,900,000	[c]	1,863,455
Prudential Financial, Inc.,Sr. Unscd. Notes	4.35	2/25/2050	6,375,000		5,534,238
				7,397,693
Internet Software & Services - 1.2%
Amazon.com, Inc.,Sr. Unscd. Notes	1.65	5/12/2028	7,000,000		6,426,818
Meta Platforms, Inc.,Sr. Unscd. Notes	4.45	8/15/2052	7,700,000		6,894,387
Netflix, Inc.,Sr. Unscd. Notes	4.90	8/15/2034	2,000,000		2,049,407
				15,370,612
Media - .2%
Comcast Corp.,Gtd. Notes	5.35	11/15/2027	3,000,000		3,096,598
Metals & Mining - .6%
Glencore Funding LLC,Gtd. Notes	2.63	9/23/2031	4,775,000	[a]	4,075,930

4

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7%(continued)
Metals & Mining - .6%(continued)
Nucor Corp.,Sr. Unscd. Notes	3.13	4/1/2032	3,350,000		3,025,202
				7,101,132
Municipal Securities - .2%
Golden State Tobacco Securitization Corp.,Revenue Bonds, Refunding, Ser. A1	3.49	6/1/2036	3,000,000		2,564,792
Real Estate - .6%
Alexandria Real Estate Equities, Inc.,Gtd. Notes	2.95	3/15/2034	4,775,000		4,040,397
Prologis LP,Sr. Unscd. Notes	2.25	1/15/2032	2,825,000		2,396,132
Prologis LP,Sr. Unscd. Notes	4.75	6/15/2033	1,900,000		1,900,895
				8,337,424
Retailing - .4%
The Home Depot, Inc.,Sr. Unscd. Notes	1.38	3/15/2031	5,595,000		4,629,750
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Inc.,Gtd. Notes	2.45	2/15/2031	4,000,000	[a]	3,491,666
Broadcom, Inc.,Sr. Unscd. Notes	3.19	11/15/2036	6,000,000	[a]	4,966,960
Foundry JV Holdco LLC,Sr. Scd. Notes	5.88	1/25/2034	5,275,000	[a]	5,301,655
Intel Corp.,Sr. Unscd. Notes	5.60	2/21/2054	4,800,000		4,554,193
				18,314,474
Technology Hardware & Equipment - .3%
Dell International LLC/EMC Corp.,Gtd. Notes	3.38	12/15/2041	4,800,000		3,675,897
Telecommunication Services - 2.0%
AT&T, Inc.,Sr. Unscd. Notes	4.55	3/9/2049	10,250,000		8,868,199
Motorola Solutions, Inc.,Sr. Unscd. Notes	5.40	4/15/2034	4,800,000		4,953,996
T-Mobile USA, Inc.,Gtd. Notes	3.00	2/15/2041	8,525,000		6,374,246
Verizon Communications, Inc.,Sr. Unscd. Notes	2.99	10/30/2056	8,498,000		5,464,833
				25,661,274
Transportation - .4%
J.B. Hunt Transport Services, Inc.,Gtd. Notes	3.88	3/1/2026	5,000,000		4,940,091
U.S. Government Agencies Collateralized Municipal-Backed Securities - .4%
Government National Mortgage Association,Ser. 2012-135, Cl. AE	1.83	12/16/2052	5,462,153		4,635,595
U.S. Government Agencies Mortgage-Backed - 28.7%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050			5,130,636	[d]	3,923,472
2.00%, 8/1/2041-2/1/2052			23,814,250	[d]	19,482,377
2.50%, 3/1/2042-12/1/2051			16,218,827	[d]	14,214,554
3.00%, 11/1/2051			6,058,535	[d]	5,391,027
3.50%, 7/1/2047-3/1/2052			25,268,536	[d]	23,492,606
4.00%, 1/1/2052			8,476,317	[d]	8,058,300
5.00%, 11/1/2052-6/1/2053			13,873,773	[d]	13,943,218
5.50%, 1/1/2053-6/1/2054			32,304,283	[d]	32,702,713
6.00%, 12/1/2053-2/1/2054			17,265,894	[d]	17,712,448
6.50%, 12/1/2053			7,579,857	[d]	7,848,926
Federal National Mortgage Association:
1.50%, 1/1/2042			5,138,867	[d]	4,285,013
2.00%, 10/1/2050-1/1/2052			34,495,085	[d]	28,544,598
2.50%, 6/1/2051-3/1/2052			44,706,187	[d]	38,290,470
3.00%, 5/1/2052-6/1/2052			26,415,145	[d]	23,583,076
3.50%, 3/1/2048			9,776,259	[d]	9,123,136

5

Statement of Investments (continued)

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7%(continued)
U.S. Government Agencies Mortgage-Backed - 28.7%(continued)
4.00%, 4/1/2052-9/1/2052			19,789,628	[d]	18,800,684
4.50%, 10/1/2052			6,523,855	[d]	6,391,076
5.00%, 4/1/2053			11,710,545	[d]	11,633,186
5.50%, 5/1/2054			5,591,227	[d]	5,636,202
6.00%, 9/1/2053			7,986,172	[d]	8,161,349
Government National Mortgage Association II:
2.00%, 10/20/2050-9/20/2051			19,625,086		16,345,023
2.50%, 5/20/2051			10,553,339		8,972,377
3.00%, 6/20/2050-11/20/2051			14,451,689		13,059,828
3.50%, 1/20/2052			5,112,884		4,765,610
4.00%, 2/20/2051-6/20/2051			7,921,433		7,479,912
4.50%, 7/20/2052			7,919,987		7,771,300
6.50%, 8/20/2054			7,655,000		7,824,967
				367,437,448
U.S. Treasury Securities - 37.8%
U.S. Treasury Bonds	2.88	5/15/2052	2,750,000		2,125,771
U.S. Treasury Bonds	3.00	8/15/2052	18,500,000		14,681,123
U.S. Treasury Bonds	3.63	2/15/2053	12,500,000		11,216,797
U.S. Treasury Bonds	3.63	5/15/2053	17,890,000	[b]	16,063,962
U.S. Treasury Bonds	3.88	2/15/2043	18,435,000		17,452,040
U.S. Treasury Bonds	4.00	11/15/2052	17,750,000		17,039,307
U.S. Treasury Bonds	4.13	8/15/2053	9,250,000		9,085,776
U.S. Treasury Bonds	4.38	8/15/2043	1,550,000		1,565,742
U.S. Treasury Bonds	4.63	5/15/2054	1,500,000		1,603,594
U.S. Treasury Bonds	4.75	11/15/2053	7,750,000		8,444,927
U.S. Treasury Inflation Indexed Notes,US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	6,503,050	[e]	6,262,413
U.S. Treasury Inflation Indexed Notes,US CPI Urban Consumers Not Seasonally Adjusted	0.50	1/15/2028	10,189,520	[e]	9,768,813
U.S. Treasury Notes	2.38	5/15/2027	17,500,000	[b]	16,849,561
U.S. Treasury Notes	2.88	4/30/2029	7,635,000		7,349,880
U.S. Treasury Notes	3.25	6/30/2027	9,750,000		9,608,130
U.S. Treasury Notes	3.25	6/30/2029	22,250,000		21,757,632
U.S. Treasury Notes	3.63	3/31/2030	12,250,000		12,157,407
U.S. Treasury Notes	3.75	5/31/2030	11,250,000		11,233,301
U.S. Treasury Notes	3.88	8/15/2034	13,000,000		12,954,297
U.S. Treasury Notes	4.00	2/15/2034	6,250,000		6,290,527
U.S. Treasury Notes	4.00	2/28/2030	13,000,000	[b]	13,147,773
U.S. Treasury Notes	4.00	7/31/2030	20,250,000		20,478,208
U.S. Treasury Notes	4.13	8/31/2030	13,500,000	[b]	13,744,160
U.S. Treasury Notes	4.13	7/31/2031	20,750,000	[b]	21,142,305
U.S. Treasury Notes	4.25	6/30/2029	17,750,000		18,146,602
U.S. Treasury Notes	4.25	6/30/2031	25,000,000		25,660,156
U.S. Treasury Notes	4.38	5/15/2034	25,000,000	[b]	25,912,110
U.S. Treasury Notes	4.38	8/31/2028	10,250,000		10,482,827
U.S. Treasury Notes	4.50	5/31/2029	4,500,000		4,649,414
U.S. Treasury Notes	4.50	11/15/2033	23,445,000		24,515,594
U.S. Treasury Notes	4.50	4/15/2027	12,000,000	[b]	12,199,687
U.S. Treasury Notes	4.63	4/30/2031	19,750,000		20,693,525

6

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.7%(continued)
U.S. Treasury Securities - 37.8%(continued)
U.S. Treasury Notes	4.63	5/31/2031	25,000,000	26,196,289
U.S. Treasury Notes	4.88	5/31/2026	13,500,000	13,691,426
U.S. Treasury Notes	4.88	10/31/2028	13,800,000	14,389,465
U.S. Treasury Notes	5.00	8/31/2025	5,750,000	5,783,258
				484,343,799
Utilities - .3%
NextEra Energy Capital Holdings, Inc.,Gtd. Notes	6.70	9/1/2054	3,350,000	3,416,360
TotalBonds and Notes (cost $1,297,349,472)			1,264,398,539
	Preferred Dividend Yield (%)		Shares
Preferred Stocks - .4%
Telecommunication Services - .4%
AT&T, Inc.,Ser. A (cost $5,875,000)	5.00		235,000	5,137,100
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,125,136)	5.40		4,125,136	[f] 4,125,136

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,565,600)	5.40		5,565,600	[f] 5,565,600
Total Investments (cost $1,312,915,208)			99.9%	1,279,226,375
Cash and Receivables (Net)			0.1%	1,832,315
Net Assets			100.0%	1,281,058,690

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities were valued at $90,392,256 or 7.06% of net assets.

b Security, or portion thereof, on loan. At August 31, 2024, the value of the fund’s securities on loan was $110,747,468 and the value of the collateral was $114,641,892, consisting of cash collateral of $5,565,600 and U.S. Government & Agency securities valued at $109,076,292. In addition, the value of collateral may include pending sales that are also on loan.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

7

Statement of Investments (continued)

BNY Mellon Bond Fund
Affiliated Issuers
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Value ($) 8/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	4,489,986	266,291,923	(266,656,773)	4,125,136	365,997
Investment of Cash Collateral for Securities Loaned - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	33,666,019	342,185,878	(370,286,297)	5,565,600	93,253	††
Total - .8%	38,156,005	608,477,801	(636,943,070)	9,690,736	459,250

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

8

BNY Mellon Intermediate Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2%
Aerospace & Defense - .5%
The Boeing Company,Sr. Unscd. Notes	5.15	5/1/2030	2,275,000		2,270,012
Airlines - 1.2%
American Airlines Pass Through Trust,Ser. 2015-1, Cl. A	3.38	5/1/2027	3,021,848		2,848,694
Delta Air Lines Pass Through Trust,Ser. 2020-1, Cl. AA	2.00	6/10/2028	3,043,297		2,830,520
				5,679,214
Automobiles & Components - 3.0%
American Honda Finance Corp.,Sr. Unscd. Notes	1.30	9/9/2026	3,250,000		3,059,413
American Honda Finance Corp.,Sr. Unscd. Notes	4.90	7/9/2027	2,000,000		2,030,358
General Motors Financial Co., Inc.,Gtd. Notes	5.60	6/18/2031	3,735,000		3,824,010
Toyota Motor Credit Corp.,Sr. Unscd. Notes	5.55	11/20/2030	3,650,000		3,859,865
Volkswagen Group of America Finance LLC,Gtd. Notes	4.35	6/8/2027	1,500,000	[a]	1,488,350
				14,261,996
Banks - 12.9%
Bank of America Corp.,Sr. Unscd. Notes	5.47	1/23/2035	4,800,000	[b]	4,970,257
Bank of Montreal,Sr. Unscd. Notes	5.27	12/11/2026	3,050,000		3,105,384
Barclays PLC,Sr. Unscd. Notes	2.28	11/24/2027	4,000,000		3,786,412
Citigroup, Inc.,Sub. Bonds	4.40	6/10/2025	5,000,000		4,973,424
Citizens Bank NA/Providence RI,Sr. Unscd. Notes	5.28	1/26/2026	3,000,000	[b]	2,992,662
Comerica, Inc.,Sr. Unscd. Notes	5.98	1/30/2030	2,000,000	[b]	2,035,407
Cooperatieve Rabobank UA,Gtd. Notes	3.75	7/21/2026	4,835,000		4,733,929
Credit Agricole SA,Sr. Notes	6.32	10/3/2029	2,245,000	[a]	2,365,083
HSBC Holdings PLC,Sr. Unscd. Notes	2.87	11/22/2032	3,460,000		3,008,865
JPMorgan Chase & Co.,Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	4,235,000	[b,c]	4,171,066
National Bank of Canada,Gtd. Notes	5.60	12/18/2028	1,670,000		1,735,791
Royal Bank of Canada,Sub. Notes	4.65	1/27/2026	3,710,000	[b]	3,704,150
Santander Holdings USA, Inc.,Sr. Unscd. Bonds	7.66	11/9/2031	3,000,000		3,347,977
Societe Generale SA,Sub. Notes	4.75	11/24/2025	3,500,000	[a]	3,465,142
Standard Chartered PLC,Sr. Unscd. Notes	7.77	11/16/2028	2,830,000	[a]	3,077,203
The Goldman Sachs Group, Inc.,Sr. Unscd. Notes	1.95	10/21/2027	5,185,000		4,899,259
UBS Group AG,Sr. Unscd. Notes	2.59	9/11/2025	5,500,000	[a]	5,496,441
				61,868,452
Beverage Products - .9%
Anheuser-Busch InBev Worldwide, Inc.,Gtd. Notes	4.75	1/23/2029	4,195,000		4,274,444
Consumer Discretionary - .7%
Warnermedia Holdings, Inc.,Gtd. Notes	4.05	3/15/2029	3,665,000		3,425,377
Diversified Financials - 3.7%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust,Gtd. Notes	2.45	10/29/2026	3,750,000		3,574,827
Air Lease Corp.,Sr. Unscd. Notes	2.30	2/1/2025	4,500,000		4,441,415
American Express Co.,Sr. Unscd. Notes	5.10	2/16/2028	1,345,000		1,363,147
American Express Co.,Sr. Unscd. Notes	6.34	10/30/2026	2,000,000		2,034,481
Ares Capital Corp.,Sr. Unscd. Notes	2.88	6/15/2028	1,725,000	[b]	1,576,451
Ares Capital Corp.,Sr. Unscd. Notes	2.88	6/15/2027	1,250,000		1,173,353
Ares Capital Corp.,Sr. Unscd. Notes	3.88	1/15/2026	1,500,000	[b]	1,471,875
The Andrew W. Mellon Foundation,Unscd. Bonds, Ser. 2020	0.95	8/1/2027	2,350,000	[b]	2,151,488
				17,787,037

9

Statement of Investments (continued)

BNY Mellon Intermediate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.2%(continued)
Energy - 2.4%
Cimarex Energy Co.,Sr. Unscd. Notes	4.38	3/15/2029	3,000,000	2,858,914
ONEOK, Inc.,Gtd. Notes	4.00	7/13/2027	3,400,000	3,357,648
Sabine Pass Liquefaction LLC,Sr. Scd. Notes	5.88	6/30/2026	2,500,000	2,533,879
Spectra Energy Partners LP,Gtd. Notes	3.50	3/15/2025	2,760,000	2,734,451
				11,484,892
Food Products - .8%
McCormick & Co., Inc.,Sr. Unscd. Notes	0.90	2/15/2026	3,840,000	3,638,541
Foreign Governmental - 1.3%
CDP Financial, Inc.,Gtd. Notes	4.88	6/5/2029	1,350,000	[a] 1,399,115
Japan Finance Organization for Municipalities,Sr. Unscd. Notes	1.38	2/10/2031	1,670,000	[a] 1,397,341
Ontario Teachers' Finance Trust,Gtd. Notes	2.00	4/16/2031	1,670,000	[a] 1,459,439
Ontario Teachers' Finance Trust,Gtd. Notes	4.63	4/10/2029	1,350,000	[a] 1,380,688
Province of British Columbia,Sr. Unscd. Notes	4.20	7/6/2033	825,000	819,275
				6,455,858
Health Care - 5.7%
AbbVie, Inc.,Sr. Unscd. Notes	3.20	11/21/2029	4,185,000	3,966,620
Amgen, Inc.,Sr. Unscd. Notes	2.20	2/21/2027	3,960,000	3,757,610
Astrazeneca Finance LLC,Gtd. Notes	1.20	5/28/2026	3,540,000	3,360,029
CVS Health Corp.,Sr. Unscd. Notes	4.30	3/25/2028	4,000,000	3,952,904
Elevance Health, Inc.,Sr. Unscd. Notes	2.38	1/15/2025	3,000,000	2,968,122
Pfizer Investment Enterprises Pte Ltd.,Gtd. Notes	4.75	5/19/2033	2,820,000	2,836,506
Takeda Pharmaceutical Co. Ltd.,Sr. Unscd. Notes	5.30	7/5/2034	3,770,000	3,870,805
UnitedHealth Group, Inc.,Sr. Unscd. Notes	4.95	1/15/2032	2,735,000	2,793,922
				27,506,518
Industrial - 2.1%
Caterpillar Financial Services Corp.,Sr. Unscd. Notes	0.90	3/2/2026	2,830,000	2,691,620
John Deere Capital Corp.,Sr. Unscd. Notes	1.05	6/17/2026	4,250,000	4,019,472
Snap-On, Inc.,Sr. Unscd. Notes	3.25	3/1/2027	3,300,000	3,221,172
				9,932,264
Information Technology - 1.7%
Fiserv, Inc.,Sr. Unscd. Notes	3.50	7/1/2029	4,000,000	3,831,501
Oracle Corp.,Sr. Unscd. Notes	2.50	4/1/2025	4,215,000	4,151,013
				7,982,514
Internet Software & Services - .7%
eBay, Inc.,Sr. Unscd. Notes	1.90	3/11/2025	3,395,000	3,338,806
Media - .6%
Discovery Communications LLC,Gtd. Notes	4.90	3/11/2026	3,150,000	3,132,698
Metals & Mining - .5%
Glencore Funding LLC,Gtd. Notes	1.63	9/1/2025	2,500,000	[a] 2,419,623
Municipal Securities - 2.3%
New Jersey Turnpike Authority,Revenue Bonds, Refunding, Ser. B	1.05	1/1/2026	2,500,000	2,388,038
New York State Dormitory Authority,Revenue Bonds, Refunding, Ser. C	1.75	3/15/2028	4,155,000	3,856,511
State Board of Administration Finance Corp.,Revenue Bonds, Ser. A	1.71	7/1/2027	5,315,000	4,943,226
				11,187,775
Real Estate - .5%
Healthcare Realty Holdings LP,Gtd. Notes	3.63	1/15/2028	2,375,000	2,260,633

10

BNY Mellon Intermediate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2%(continued)
Retailing - .9%
The TJX Companies, Inc.,Sr. Unscd. Notes	1.15	5/15/2028	4,750,000		4,261,824
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.,Gtd. Notes	3.88	1/15/2027	3,600,000		3,551,078
Broadcom, Inc.,Sr. Unscd. Notes	4.00	4/15/2029	4,000,000	[a]	3,903,374
Foundry JV Holdco LLC,Sr. Scd. Notes	5.88	1/25/2034	2,000,000	[a]	2,010,106
				9,464,558
Telecommunication Services - 4.1%
AT&T, Inc.,Sr. Unscd. Notes	1.65	2/1/2028	5,250,000		4,787,549
Cisco Systems, Inc.,Sr. Unscd. Notes	4.95	2/26/2031	3,200,000		3,310,239
Motorola Solutions, Inc.,Sr. Unscd. Notes	4.60	5/23/2029	2,420,000		2,427,250
T-Mobile USA, Inc.,Gtd. Notes	3.88	4/15/2030	4,700,000		4,523,044
Verizon Communications, Inc.,Sr. Unscd. Notes	2.63	8/15/2026	5,000,000		4,833,512
				19,881,594
U.S. Government Agencies Collateralized Mortgage Obligations - .8%
Federal National Mortgage Association,REMIC, Ser. 2013-39, Cl. UP	2.50	5/25/2028	4,156,810	[d]	4,027,702
U.S. Government Agencies Collateralized Municipal-Backed Securities - .5%
Government National Mortgage Association,Ser. 2012-135, Cl. AE	1.83	12/16/2052	2,877,236		2,441,840
U.S. Government Agencies Mortgage-Backed - 1.3%
Federal Home Loan Mortgage Corp.:
3.50%, 6/1/2035			4,376,386	[d]	4,286,694
4.50%, 2/1/2034			128,475	[d]	129,448
Federal National Mortgage Association:
2.91%, 4/1/2026			2,000,000	[d]	1,946,219
				6,362,361
U.S. Government Agencies Obligations - 7.6%
Federal Farm Credit Bank Funding Corp.,Bonds	5.00	1/8/2027	4,565,000		4,569,038
Federal Farm Credit Bank Funding Corp.,Bonds	5.37	4/2/2029	7,252,000		7,270,251
Federal Home Loan Bank,Bonds	2.20	3/28/2025	2,400,000		2,365,372
Federal Home Loan Bank,Bonds	3.00	3/25/2027	6,800,000		6,633,994
Federal Home Loan Bank,Bonds	5.00	6/18/2029	1,650,000		1,655,484
Federal Home Loan Mortgage Corp.,Notes	4.05	8/28/2025	4,900,000	[d]	4,869,584
Federal National Mortgage Association,Notes	0.55	8/19/2025	9,250,000	[b,d]	8,917,401
				36,281,124
U.S. Treasury Securities - 38.8%
U.S. Treasury Inflation Indexed Notes,US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	14,306,710	[e]	13,777,309
U.S. Treasury Notes	0.63	5/15/2030	5,950,000		4,998,116
U.S. Treasury Notes	0.75	1/31/2028	3,000,000		2,712,187
U.S. Treasury Notes	1.38	11/15/2031	1,300,000		1,100,836
U.S. Treasury Notes	1.63	8/15/2029	5,245,000		4,752,462
U.S. Treasury Notes	1.63	5/15/2026	3,000,000		2,882,812
U.S. Treasury Notes	3.13	11/15/2028	8,890,000		8,669,834
U.S. Treasury Notes	3.38	5/15/2033	7,000,000		6,736,816
U.S. Treasury Notes	3.50	4/30/2028	9,090,000		9,009,575
U.S. Treasury Notes	3.50	9/15/2025	14,000,000		13,878,343
U.S. Treasury Notes	3.75	12/31/2030	3,250,000		3,241,304
U.S. Treasury Notes	3.75	5/31/2030	2,075,000		2,071,920

11

Statement of Investments (continued)

BNY Mellon Intermediate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.2%(continued)
U.S. Treasury Securities - 38.8%(continued)
U.S. Treasury Notes	3.88	8/15/2034	5,500,000		5,480,664
U.S. Treasury Notes	3.88	12/31/2029	9,765,000		9,815,351
U.S. Treasury Notes	4.00	2/15/2034	1,250,000		1,258,105
U.S. Treasury Notes	4.00	2/15/2026	5,645,000	[b]	5,636,400
U.S. Treasury Notes	4.13	3/31/2031	1,500,000		1,527,891
U.S. Treasury Notes	4.13	7/31/2031	6,000,000	[b]	6,113,437
U.S. Treasury Notes	4.25	2/28/2031	4,000,000	[b]	4,102,266
U.S. Treasury Notes	4.38	5/15/2034	4,000,000		4,145,938
U.S. Treasury Notes	4.50	4/15/2027	8,120,000	[b]	8,255,122
U.S. Treasury Notes	4.50	11/15/2025	11,250,000	[b]	11,283,618
U.S. Treasury Notes	4.50	11/15/2033	11,500,000		12,025,137
U.S. Treasury Notes	4.63	9/30/2030	4,890,000		5,109,668
U.S. Treasury Notes	4.63	10/15/2026	19,250,000		19,527,471
U.S. Treasury Notes	5.00	9/30/2025	17,755,000		17,877,759
				185,990,341
Utilities - .7%
Black Hills Corp.,Sr. Unscd. Notes	3.05	10/15/2029	3,500,000		3,235,867
TotalBonds and Notes (cost $476,685,131)			470,853,865
	Preferred Dividend Yield (%)		Shares
Preferred Stocks - .7%
Telecommunication Services - .7%
AT&T, Inc.,Ser. A (cost $3,750,000)	5.00		150,000		3,279,000
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,051,663)	5.40		2,051,663	[f]	2,051,663

12

BNY Mellon Intermediate Bond Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,913,017)	5.40	6,913,017	[f] 6,913,017
Total Investments (cost $489,399,811)		100.7%	483,097,545
Liabilities, Less Cash and Receivables		(0.7%)	(3,401,066)
Net Assets		100.0%	479,696,479

REMIC—Real Estate Mortgage Investment Conduit

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities were valued at $29,861,905 or 6.23% of net assets.

b Security, or portion thereof, on loan. At August 31, 2024, the value of the fund’s securities on loan was $42,136,885 and the value of the collateral was $43,425,683, consisting of cash collateral of $6,913,017 and U.S. Government & Agency securities valued at $36,512,666. In addition, the value of collateral may include pending sales that are also on loan.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Intermediate Bond Fund
Affiliated Issuers
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Value ($) 8/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	1,657,876	90,096,423	(89,702,636)	2,051,663	163,172
Investment of Cash Collateral for Securities Loaned - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.4%	4,751,395	133,073,994	(130,912,372)	6,913,017	35,907	††
Total - 1.8%	6,409,271	223,170,417	(220,615,008)	8,964,680	199,079

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

13

Statement of Investments (continued)

BNY Mellon Corporate Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8%
Aerospace & Defense - 1.5%
RTX Corp.,Sr. Unscd. Notes	2.25	7/1/2030	2,500,000		2,216,211
The Boeing Company,Sr. Unscd. Notes	5.15	5/1/2030	3,000,000		2,993,423
The Boeing Company,Sr. Unscd. Notes	6.53	5/1/2034	1,000,000	[a]	1,059,769
				6,269,403
Airlines - 3.2%
Air Canada Pass Through Trust,Ser. 2015-1, Cl. A	3.60	3/15/2027	1,795,128	[a]	1,734,931
American Airlines Pass Through Trust,Ser. 2015-1, Cl. A	3.38	5/1/2027	2,969,605		2,799,445
JetBlue Pass Through Trust,Ser. 2019-1, CI. A	2.95	5/15/2028	3,963,607		3,583,005
United Airlines Pass Through Trust,Ser. 2016-2, Cl. A	3.10	10/7/2028	5,842,022		5,306,329
				13,423,710
Automobiles & Components - 1.5%
Ford Motor Credit Co. LLC,Sr. Unscd. Notes	7.12	11/7/2033	3,000,000		3,243,318
General Motors Financial Co., Inc.,Sr. Unscd. Notes	3.10	1/12/2032	3,750,000		3,269,603
				6,512,921
Banks - 23.8%
AIB Group PLC,Sr. Unscd. Notes	6.61	9/13/2029	3,000,000	[a]	3,183,976
BAC Capital Trust XIV,Ltd. Gtd. Notes, Ser. G, (3 Months TSFR +0.66%)	6.00	9/15/2172	3,000,000	[b,c,d]	2,560,270
Banco Bilbao Vizcaya Argentaria SA,Sr. Notes	5.38	3/13/2029	2,500,000		2,579,460
Bank of America Corp.,Jr. Sub. Bonds, Ser. FF	5.88	3/15/2028	3,000,000	[c,d]	2,982,950
Bank of America Corp.,Jr. Sub. Notes, Ser. TT	6.13	4/27/2027	1,500,000	[d]	1,518,822
Bank of Ireland Group PLC,Sr. Unscd. Notes	2.03	9/30/2027	3,000,000	[a]	2,836,337
Barclays PLC,Jr. Sub. Notes	8.00	9/15/2029	2,000,000	[d]	2,091,312
Barclays PLC,Sub. Notes	7.12	6/27/2034	1,500,000		1,646,717
BNP Paribas SA,Sr. Notes	1.32	1/13/2027	2,500,000	[a]	2,380,509
BPCE SA,Sub. Notes	3.12	10/19/2032	4,000,000	[a]	3,398,870
Citigroup, Inc.,Sub. Notes	6.17	5/25/2034	3,250,000		3,432,483
Citizens Financial Group, Inc.,Sub. Notes	3.75	2/11/2031	5,000,000		4,553,331
Comerica, Inc.,Sr. Unscd. Notes	5.98	1/30/2030	4,000,000	[c]	4,070,813
Cooperatieve Rabobank UA,Gtd. Notes	4.38	8/4/2025	2,250,000		2,234,285
Credit Agricole SA,Sub. Notes	4.00	1/10/2033	3,500,000	[a]	3,348,600
Deutsche Bank AG,Sub. Notes	4.88	12/1/2032	5,000,000		4,871,226
HSBC Holdings PLC,Sub. Notes	7.40	11/13/2034	3,500,000		3,924,039
JPMorgan Chase & Co.,Sr. Unscd. Notes	5.34	1/23/2035	1,500,000		1,545,338
Lloyds Banking Group PLC,Sub. Notes	4.58	12/10/2025	2,500,000		2,481,599
M&T Bank Corp.,Jr. Sub. Notes, Ser. G	7.01	2/1/2025	5,000,000	[c,d]	4,993,715
Morgan Stanley,Sub. Notes	5.95	1/19/2038	3,250,000		3,367,627
NatWest Group PLC,Sr. Unscd. Notes	5.08	1/27/2030	3,250,000		3,289,226
Nordea Bank Abp,Jr. Sub. Notes	6.63	3/26/2026	3,965,000	[a,d]	3,988,532
Santander Holdings USA, Inc.,Sr. Unscd. Bonds	7.66	11/9/2031	3,500,000		3,905,973
Societe Generale SA,Sr. Notes	6.69	1/10/2034	2,750,000	[a]	2,949,830
Standard Chartered PLC,Sr. Unscd. Notes	3.97	3/30/2026	2,250,000	[a]	2,231,101
The Bank of Nova Scotia,Jr. Sub. Notes, (3 Months TSFR +2.91%)	8.21	4/12/2173	4,000,000	[b,d]	3,934,062
The Goldman Sachs Group, Inc.,Sub. Notes	6.75	10/1/2037	3,000,000		3,383,330
The Toronto-Dominion Bank,Sub. Notes	3.63	9/15/2031	3,000,000		2,918,707
UBS Group AG,Sr. Unscd. Notes	2.59	9/11/2025	3,000,000	[a]	2,998,059
Westpac Banking Corp.,Sub. Notes	4.32	11/23/2031	3,000,000		2,959,979

14

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8%(continued)
Banks - 23.8%(continued)
Zions Bancorp NA,Sub. Notes	3.25	10/29/2029	3,550,000		3,112,477
				99,673,555
Beverage Products - .7%
Constellation Brands, Inc.,Gtd. Notes	3.15	8/1/2029	3,000,000		2,812,223
Building Materials - 1.0%
CRH America Finance, Inc.,Gtd. Notes	3.40	5/9/2027	2,000,000	[a]	1,942,573
Masco Corp.,Sr. Unscd. Notes	1.50	2/15/2028	2,500,000		2,254,218
				4,196,791
Chemicals - 1.4%
Huntsman International LLC,Sr. Unscd. Notes	4.50	5/1/2029	3,000,000		2,923,011
Yara International ASA,Sr. Unscd. Notes	4.75	6/1/2028	3,000,000	[a,c]	2,976,004
				5,899,015
Commercial & Professional Services - .7%
Global Payments, Inc.,Sr. Unscd. Notes	3.20	8/15/2029	3,000,000		2,783,426
Consumer Discretionary - 2.7%
Hasbro, Inc.,Sr. Unscd. Notes	3.90	11/19/2029	2,000,000	[c]	1,912,621
Leggett & Platt, Inc.,Sr. Unscd. Notes	4.40	3/15/2029	2,000,000		1,901,555
Marriott International, Inc.,Sr. Unscd. Notes, Ser. II	2.75	10/15/2033	3,000,000	[c]	2,517,674
Warnermedia Holdings, Inc.,Gtd. Notes	4.05	3/15/2029	1,500,000		1,401,928
Warnermedia Holdings, Inc.,Gtd. Notes	4.28	3/15/2032	4,000,000	[c]	3,498,260
				11,232,038
Consumer Durables & Apparel - .7%
Michael Kors USA, Inc.,Gtd. Notes	4.25	11/1/2024	3,000,000	[a,c]	2,987,955
Diversified Financials - 6.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,Gtd. Notes	5.75	6/6/2028	2,500,000	[c]	2,586,469
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,Gtd. Notes	6.95	3/10/2055	1,500,000		1,548,500
Aircastle Ltd.,Sr. Unscd. Notes	2.85	1/26/2028	1,000,000	[a]	926,744
Aircastle Ltd.,Sr. Unscd. Notes	4.25	6/15/2026	2,500,000		2,468,137
Ares Capital Corp.,Sr. Unscd. Notes	2.88	6/15/2028	5,000,000		4,569,424
BlackRock TCP Capital Corp.,Sr. Unscd. Notes	2.85	2/9/2026	3,000,000		2,878,760
Blackstone Secured Lending Fund,Sr. Unscd. Notes	2.85	9/30/2028	5,000,000		4,530,831
Blue Owl Capital Corp.,Sr. Unscd. Notes	2.63	1/15/2027	4,000,000		3,759,939
Blue Owl Finance LLC,Gtd. Notes	4.38	2/15/2032	1,000,000	[a]	915,939
Goldman Sachs BDC, Inc.,Sr. Unscd. Notes	3.75	2/10/2025	3,000,000		2,972,851
				27,157,594
Electronic Components - 1.3%
Arrow Electronics, Inc.,Sr. Unscd. Notes	2.95	2/15/2032	3,250,000		2,820,353
Jabil, Inc.,Sr. Unscd. Notes	3.60	1/15/2030	3,000,000		2,806,712
				5,627,065
Energy - 11.7%
Cenovus Energy, Inc.,Sr. Unscd. Notes	2.65	1/15/2032	3,000,000		2,561,147
Cheniere Corpus Christi Holdings LLC,Sr. Scd. Notes	2.74	12/31/2039	2,000,000	[a]	1,628,844
Cheniere Energy, Inc.,Sr. Unscd. Notes	4.63	10/15/2028	2,000,000		1,978,632
Diamondback Energy, Inc.,Gtd. Notes	3.50	12/1/2029	3,000,000		2,836,471
El Paso Natural Gas Co., LLC,Gtd. Notes	3.50	2/15/2032	3,000,000	[a]	2,647,250
Enbridge, Inc.,Gtd. Notes	4.25	12/1/2026	2,000,000		1,987,677
Energy Transfer LP,Sr. Unscd. Bonds	5.50	6/1/2027	1,250,000		1,274,926

15

Statement of Investments (continued)

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8%(continued)
Energy - 11.7%(continued)
Energy Transfer LP,Sr. Unscd. Notes	4.15	9/15/2029	1,500,000		1,464,228
Enterprise Products Operating LLC,Gtd. Notes	5.35	1/31/2033	1,500,000		1,560,718
EQT Corp.,Sr. Unscd. Notes	5.75	2/1/2034	3,000,000	[c]	3,065,703
Helmerich & Payne, Inc.,Sr. Unscd. Notes	2.90	9/29/2031	3,000,000		2,583,199
MPLX LP,Sr. Unscd. Notes	4.95	9/1/2032	3,500,000		3,466,150
Ovintiv, Inc.,Gtd. Notes	6.25	7/15/2033	2,750,000		2,905,428
Petroleos Mexicanos,Gtd. Notes	6.49	1/23/2027	3,500,000		3,397,652
Sabal Trail Transmission LLC,Sr. Unscd. Notes	4.25	5/1/2028	3,000,000	[a]	2,947,698
Targa Resources Corp.,Gtd. Notes	6.13	3/15/2033	3,000,000		3,188,483
The Williams Companies, Inc.,Sr. Unscd. Notes	3.75	6/15/2027	3,000,000		2,938,645
Transcontinental Gas Pipe Line Co., LLC,Sr. Unscd. Notes	3.25	5/15/2030	2,000,000		1,857,711
Valero Energy Corp.,Sr. Unscd. Notes	2.80	12/1/2031	2,500,000		2,183,934
Var Energi ASA,Sr. Unscd. Notes	7.50	1/15/2028	2,310,000	[a]	2,466,778
				48,941,274
Environmental Control - .6%
Waste Connections, Inc.,Sr. Unscd. Notes	3.50	5/1/2029	2,500,000		2,414,173
Financials - .5%
Apollo Management Holdings LP,Gtd. Notes	4.95	1/14/2050	2,000,000	[a]	1,995,000
Food Products - .9%
Flowers Foods, Inc.,Sr. Unscd. Notes	3.50	10/1/2026	2,000,000		1,956,287
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,Gtd. Notes	3.00	2/2/2029	2,000,000		1,849,163
				3,805,450
Foreign Governmental - .6%
The Morongo Band of Mission Indians,Unscd. Bonds	7.00	10/1/2039	2,500,000	[a]	2,741,375
Health Care - 7.0%
AbbVie, Inc.,Sr. Unscd. Notes	3.20	11/21/2029	2,250,000		2,132,591
Amgen, Inc.,Sr. Unscd. Notes	5.25	3/2/2033	3,250,000		3,341,397
Centene Corp.,Sr. Unscd. Notes	2.50	3/1/2031	3,500,000		2,973,544
CVS Health Corp.,Sr. Unscd. Notes	4.78	3/25/2038	3,750,000		3,446,543
GE HealthCare Technologies, Inc.,Sr. Unscd. Notes	4.80	8/14/2029	3,000,000		3,024,877
HCA, Inc.,Gtd. Notes	3.63	3/15/2032	2,000,000		1,818,883
HCA, Inc.,Gtd. Notes	5.88	2/1/2029	1,500,000		1,558,844
Pfizer Investment Enterprises Pte Ltd.,Gtd. Notes	5.30	5/19/2053	3,000,000		3,016,939
Royalty Pharma PLC,Gtd. Notes	2.20	9/2/2030	3,000,000	[a,c]	2,600,038
Takeda Pharmaceutical Co. Ltd.,Sr. Unscd. Notes	5.00	11/26/2028	3,000,000		3,057,950
The Cigna Group,Gtd. Notes	4.38	10/15/2028	2,500,000		2,486,857
				29,458,463
Industrial - 3.0%
Carlisle Companies, Inc.,Sr. Unscd. Notes	3.75	12/1/2027	2,500,000		2,440,250
Flowserve Corp.,Sr. Unscd. Notes	2.80	1/15/2032	2,500,000		2,135,100
Hillenbrand, Inc.,Gtd. Notes	5.00	9/15/2026	2,500,000		2,492,700
Huntington Ingalls Industries, Inc.,Gtd. Notes	3.48	12/1/2027	3,000,000		2,897,371
Oshkosh Corp.,Sr. Unscd. Notes	4.60	5/15/2028	2,500,000		2,503,286
				12,468,707
Information Technology - 1.4%
Fiserv, Inc.,Sr. Unscd. Notes	3.50	7/1/2029	3,000,000		2,873,625
Oracle Corp.,Sr. Unscd. Notes	6.25	11/9/2032	2,750,000		2,997,838
				5,871,463

16

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8%(continued)
Insurance - 2.9%
Assured Guaranty US Holdings, Inc.,Gtd. Notes	3.15	6/15/2031	3,000,000	[c]	2,676,760
MetLife, Inc.,Jr. Sub. Bonds, Ser. D	5.88	3/15/2028	3,500,000	[c,d]	3,509,322
Prudential Financial, Inc.,Jr. Sub. Notes	5.70	9/15/2048	3,000,000		2,989,780
Reinsurance Group of America, Inc.,Sr. Unscd. Notes	3.90	5/15/2029	3,000,000		2,906,117
				12,081,979
Internet Software & Services - 1.2%
eBay, Inc.,Sr. Unscd. Notes	5.95	11/22/2027	2,000,000	[c]	2,097,002
Meta Platforms, Inc.,Sr. Unscd. Notes	5.60	5/15/2053	2,750,000		2,900,717
				4,997,719
Materials - .5%
WRKCo, Inc.,Gtd. Notes	4.00	3/15/2028	2,000,000		1,962,132
Media - .5%
Charter Communications Operating LLC/Charter Communications Operating Capital,Sr. Scd. Notes	4.40	4/1/2033	2,500,000		2,273,622
Metals & Mining - 1.7%
Anglo American Capital PLC,Gtd. Notes	4.50	3/15/2028	3,000,000	[a,c]	2,972,873
Glencore Funding LLC,Gtd. Notes	1.63	9/1/2025	1,000,000	[a]	967,849
Glencore Funding LLC,Gtd. Notes	5.40	5/8/2028	1,500,000	[a]	1,528,635
Nucor Corp.,Sr. Unscd. Notes	3.13	4/1/2032	2,000,000		1,806,090
				7,275,447
Municipal Securities - 3.2%
Detroit,GO, Ser. B1	4.00	4/1/2044	5,000,000		4,003,918
Golden State Tobacco Securitization Corp.,Revenue Bonds, Refunding, Ser. A1	3.49	6/1/2036	4,000,000		3,419,722
New York State Dormitory Authority,Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	2,500,000		2,332,906
Oklahoma Development Finance Authority,Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000		3,612,108
				13,368,654
Real Estate - 3.6%
Extra Space Storage LP,Gtd. Notes	2.35	3/15/2032	2,500,000		2,074,416
Healthcare Realty Holdings LP,Gtd. Notes	3.10	2/15/2030	3,000,000		2,730,423
Healthpeak OP LLC,Gtd. Notes	2.13	12/1/2028	2,250,000		2,037,881
Highwoods Realty LP,Sr. Unscd. Notes	4.20	4/15/2029	3,000,000		2,872,730
Phillips Edison Grocery Center Operating Partnership I LP,Gtd. Notes	2.63	11/15/2031	3,000,000		2,543,333
Realty Income Corp.,Gtd. Notes	4.00	7/15/2029	3,000,000		2,927,827
				15,186,610
Retailing - 3.7%
7-Eleven, Inc.,Sr. Unscd. Notes	1.80	2/10/2031	3,750,000	[a]	3,120,670
Alimentation Couche-Tard, Inc.,Gtd. Notes	3.55	7/26/2027	3,000,000	[a]	2,912,267
AutoNation, Inc.,Sr. Unscd. Notes	3.85	3/1/2032	2,000,000	[c]	1,829,707
Dick's Sporting Goods, Inc.,Sr. Unscd. Notes	3.15	1/15/2032	3,000,000	[c]	2,654,973
Dollar Tree, Inc.,Sr. Unscd. Notes	2.65	12/1/2031	3,000,000		2,561,110
O'Reilly Automotive, Inc.,Sr. Unscd. Notes	4.70	6/15/2032	2,500,000		2,494,678
				15,573,405
Semiconductors & Semiconductor Equipment - 4.1%
Broadcom, Inc.,Sr. Unscd. Notes	3.14	11/15/2035	2,000,000	[a]	1,672,738
Broadcom, Inc.,Sr. Unscd. Notes	3.47	4/15/2034	3,000,000	[a]	2,651,916

17

Statement of Investments (continued)

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8%(continued)
Semiconductors & Semiconductor Equipment - 4.1%(continued)
Foundry JV Holdco LLC,Sr. Scd. Notes	5.88	1/25/2034	2,500,000	[a]	2,512,633
Intel Corp.,Sr. Unscd. Notes	5.60	2/21/2054	2,500,000		2,371,975
Microchip Technology, Inc.,Gtd. Notes	5.05	3/15/2029	2,750,000		2,804,723
NXP BV/NXP Funding LLC/NXP USA, Inc.,Gtd. Notes	5.00	1/15/2033	2,500,000		2,502,042
Renesas Electronics Corp.,Sr. Unscd. Notes	2.17	11/25/2026	3,000,000	[a]	2,835,112
				17,351,139
Technology Hardware & Equipment - .9%
Dell International LLC/EMC Corp.,Sr. Unscd. Notes	8.10	7/15/2036	3,000,000		3,692,320
Telecommunication Services - 3.1%
AT&T, Inc.,Sr. Unscd. Notes	3.50	9/15/2053	4,000,000		2,847,943
Motorola Solutions, Inc.,Sr. Unscd. Notes	5.40	4/15/2034	3,250,000		3,354,268
T-Mobile USA, Inc.,Gtd. Notes	3.00	2/15/2041	4,750,000		3,551,633
Verizon Communications, Inc.,Sr. Unscd. Notes	4.27	1/15/2036	3,500,000		3,303,163
				13,057,007
Utilities - .7%
NextEra Energy Capital Holdings, Inc.,Gtd. Notes	6.70	9/1/2054	3,000,000		3,059,427
TotalBonds and Notes (cost $419,051,931)			406,151,062
	Preferred Dividend Yield (%)		Shares
Preferred Stocks - .8%
Diversified Financials - .7%
Air Lease Corp.,Ser. A	6.92		120,000		2,996,400
Telecommunication Services - .1%
AT&T, Inc.,Ser. A	5.00		25,000		546,500
TotalPreferred Stocks (cost $3,625,000)			3,542,900
	1-Day Yield (%)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,034,523)	5.40		4,034,523	[e]	4,034,523

18

BNY Mellon Corporate Bond Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - 4.3%
Registered Investment Companies - 4.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $17,900,899)	5.40	17,900,899	[e] 17,900,899
Total Investments (cost $444,612,353)		102.9%	431,629,384
Liabilities, Less Cash and Receivables		(2.9%)	(12,057,851)
Net Assets		100.0%	419,571,533

GO—General Obligation

TSFR—Term Secured Overnight Financing Rate Reference Rates

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities were valued at $78,061,405 or 18.61% of net assets.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c Security, or portion thereof, on loan. At August 31, 2024, the value of the fund’s securities on loan was $27,005,754 and the value of the collateral was $28,011,049, consisting of cash collateral of $17,900,899 and U.S. Government & Agency securities valued at $10,110,150. In addition, the value of collateral may include pending sales that are also on loan.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Corporate Bond Fund
Affiliated Issuers
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Value ($) 8/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.0%	8,760,654	96,513,253	(101,239,384)	4,034,523	347,296
Investment of Cash Collateral for Securities Loaned - 4.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 4.3%	10,423,207	105,976,600	(98,498,908)	17,900,899	170,826	††
Total - 5.3%	19,183,861	202,489,853	(199,738,292)	21,935,422	518,122

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

19

Statement of Investments (continued)

BNY Mellon Short-Term U.S. Government Securities Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3%
Municipal Securities - 2.7%
Chicago II,GO, Ser. B	7.75	1/1/2025	2,008,000	[a]	2,024,014
Connecticut,GO, Ser. A	0.92	6/1/2025	250,000		243,085
				2,267,099
U.S. Government Agencies Collateralized Mortgage Obligations - 13.2%
Federal Home Loan Mortgage Corp.,REMIC, Ser. 3627, Cl. QH	4.00	1/15/2025	34,934	[b]	34,785
Federal Home Loan Mortgage Corp.,REMIC, Ser. 3640, Cl. GM	4.00	3/15/2025	20,726	[b]	20,633
Federal Home Loan Mortgage Corp.,REMIC, Ser. 3780, Cl. AV	4.00	4/15/2031	194,921	[b]	193,463
Federal Home Loan Mortgage Corp.,REMIC, Ser. 3810, Cl. QB	3.50	2/15/2026	93,597	[b]	92,519
Federal Home Loan Mortgage Corp.,REMIC, Ser. 3816, Cl. HA	3.50	11/15/2025	208,165	[b]	205,957
Federal Home Loan Mortgage Corp.,REMIC, Ser. 3820, Cl. TB	3.50	3/15/2026	151,936	[b]	150,073
Federal Home Loan Mortgage Corp.,REMIC, Ser. 3909, Cl. NG	4.00	8/15/2026	231,950	[b]	230,050
Federal Home Loan Mortgage Corp.,REMIC, Ser. 3964, Cl. QA	3.00	11/15/2026	124,295	[b]	122,081
Federal Home Loan Mortgage Corp.,REMIC, Ser. 4020, Cl. PC	1.75	3/15/2027	44,709	[b]	43,567
Federal Home Loan Mortgage Corp.,REMIC, Ser. 4029, Cl. LA	2.00	1/15/2027	84,545	[b]	83,939
Federal Home Loan Mortgage Corp.,REMIC, Ser. 4216, Cl. KC	1.75	6/15/2028	267,363	[b]	259,216
Federal Home Loan Mortgage Corp.,REMIC, Ser. 4287, Cl. AB	2.00	12/15/2026	83,745	[b]	80,214
Federal Home Loan Mortgage Corp.,REMIC, Ser. 4313, Cl. ME	3.00	4/15/2039	509,282	[b]	494,425
Federal Home Loan Mortgage Corp.,REMIC, Ser. 4340, Cl. VD	3.00	7/15/2037	160,656	[b]	159,328
Federal Home Loan Mortgage Corp.,REMIC, Ser. 4386, Cl. AB	3.00	9/15/2029	75,637	[b]	74,556
Federal Home Loan Mortgage Corp.,REMIC, Ser. 4465, Cl. BA	2.50	12/15/2039	8,978	[b]	8,958
Federal Home Loan Mortgage Corp.,REMIC, Ser. 4569, Cl. DV	3.00	8/15/2027	601,754	[b]	589,601
Federal Home Loan Mortgage Corp.,REMIC, Ser. 5058, Cl. CD	1.00	6/15/2027	233,382	[b]	226,698
Federal National Mortgage Association,REMIC, Ser. 2010-112, Cl. CY	4.00	10/25/2025	23,167	[b]	23,062
Federal National Mortgage Association,REMIC, Ser. 2011-88, Cl. M	3.50	9/25/2026	64,043	[b]	63,290
Federal National Mortgage Association,REMIC, Ser. 2012-148, Cl. DC	1.50	1/25/2028	372,267	[b]	358,979
Federal National Mortgage Association,REMIC, Ser. 2012-152, CI. PC	1.75	8/25/2042	291,469	[b]	288,152
Federal National Mortgage Association,REMIC, Ser. 2012-78, Cl. KB	1.75	7/25/2027	100,617	[b]	97,314
Federal National Mortgage Association,REMIC, Ser. 2012-98, Cl. YM	1.50	9/25/2027	320,870	[b]	308,900

20

BNY Mellon Short-Term U.S. Government Securities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3%(continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 13.2%(continued)
Federal National Mortgage Association,REMIC, Ser. 2013-137, Cl. V	3.50	10/25/2028	72,633	[b]	71,679
Federal National Mortgage Association,REMIC, Ser. 2013-30, Cl. DA	1.75	4/25/2028	124,621	[b]	119,800
Federal National Mortgage Association,REMIC, Ser. 2013-39, Cl. MP	1.75	5/25/2028	399,930	[b]	384,265
Federal National Mortgage Association,REMIC, Ser. 2014-34, Cl. LC	2.50	6/25/2029	110,502	[b]	107,882
Federal National Mortgage Association,REMIC, Ser. 2015-33, Cl. P	2.50	6/25/2045	557,221	[b]	535,996
Federal National Mortgage Association,REMIC, Ser. 2017-9, Cl. HA	3.00	12/25/2042	88,269	[b]	87,568
Federal National Mortgage Association,REMIC, Ser. 2017-99, Cl. VM	3.50	3/25/2029	1,178,382	[b]	1,145,216
Federal National Mortgage Association,REMIC, Ser. 2020-28, Cl. V	3.50	2/25/2048	328,896	[b]	323,636
Government National Mortgage Association,Ser. 2010-6, Cl. AB	3.00	11/20/2039	174,252		171,302
Government National Mortgage Association,Ser. 2012-101, Cl. MA	2.50	5/20/2040	251,649		245,157
Government National Mortgage Association,Ser. 2012-51, Cl. VQ	3.50	4/20/2025	124,536		123,239
Government National Mortgage Association,Ser. 2016-23, CI. KA	3.95	1/20/2031	36,097		35,650
Government National Mortgage Association,Ser. 2022-152, Cl. BC	3.00	10/20/2035	1,355,965		1,329,953
Government National Mortgage Association,Ser. 2022-87, Cl. A	3.50	1/20/2040	1,093,188		1,075,264
Government National Mortgage Association,Ser. 2022-90, CI. KB	3.00	9/20/2044	1,176,644		1,125,857
				11,092,224
U.S. Government Agencies Collateralized Municipal-Backed Securities - 29.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates,Ser. K044, Cl. A2	2.81	1/25/2025	1,396,887	[b]	1,383,446
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates,Ser. K045, Cl. A2	3.02	1/25/2025	1,296,408	[b]	1,283,398
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates,Ser. KC03, Cl. A2	3.50	1/25/2026	1,233,774	[b]	1,215,263
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates,Ser. KL1P, Cl. A1P	2.54	10/25/2025	706,261	[b]	694,745
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates,Ser. KLU1, Cl. A1	2.38	1/25/2025	355,081	[b]	350,817
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates,Ser. KW02, Cl. A1	2.90	4/25/2026	163,791	[b]	160,980
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates,Ser. X2FX, Cl. A2	2.41	9/25/2025	633,882	[b]	621,469
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates,Ser. X3FX, Cl. A1FX	3.00	3/25/2025	730,073	[b]	724,151
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust,Ser. 2017-SB41, Cl. A10F	2.94	9/25/2027	1,527,249	[b]	1,461,489

21

Statement of Investments (continued)

BNY Mellon Short-Term U.S. Government Securities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3%(continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 29.9%(continued)
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust,Ser. 2018-SB51, CI. A5H, (1 Month SOFR +0.81%)	6.17	4/25/2038	511,475	[b,c]	508,747
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust,Ser. 2019-SB67, CI. A5H	3.43	8/25/2039	667,738	[b]	654,854
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust,Ser. 2019-SB68, CI. A5H	2.39	8/25/2039	323,891	[b]	319,928
Government National Mortgage Association,Ser. 2011-103, Cl. B	3.74	7/16/2051	359,281		348,711
Government National Mortgage Association,Ser. 2012-142, CI. BC	2.46	3/16/2049	1,010,370		939,898
Government National Mortgage Association,Ser. 2012-150, CI. A	1.90	11/16/2052	579,174		503,807
Government National Mortgage Association,Ser. 2013-105, Cl. A	1.71	2/16/2037	175,733		173,460
Government National Mortgage Association,Ser. 2013-142, Cl. V	3.10	2/16/2025	204,014		201,543
Government National Mortgage Association,Ser. 2013-158, Cl. AB	3.02	8/16/2053	1,200,782		1,137,208
Government National Mortgage Association,Ser. 2013-29, CI. AB	1.77	10/16/2045	142,316		131,263
Government National Mortgage Association,Ser. 2013-29, CI. AD	1.51	8/16/2041	199,964		195,949
Government National Mortgage Association,Ser. 2014-82, Cl. VG	2.86	12/16/2046	524,267		512,626
Government National Mortgage Association,Ser. 2015-188, CI. VD	2.50	3/16/2032	361,925		344,248
Government National Mortgage Association,Ser. 2017-70, CI. A	2.50	10/16/2057	45,729		45,301
Government National Mortgage Association,Ser. 2017-94, CI. AK	2.40	5/16/2051	1,143,967		1,057,673
Government National Mortgage Association,Ser. 2018-123, Cl. D	3.10	1/16/2059	1,116,317		1,072,667
Government National Mortgage Association,Ser. 2018-149, CI. A	3.00	7/16/2048	241,081		231,212
Government National Mortgage Association,Ser. 2019-34, Cl. AL	3.15	5/16/2059	1,183,259		1,145,181
Government National Mortgage Association,Ser. 2019-55, Cl. AE	3.00	12/16/2059	1,008,902		948,902
Government National Mortgage Association,Ser. 2022-147, CI. A	2.20	10/16/2062	1,912,044		1,770,702
Government National Mortgage Association,Ser. 2022-3, CI. AM	1.60	9/16/2051	940,062		792,677
Government National Mortgage Association,Ser. 2022-53, Cl. AE	1.50	4/16/2046	2,693,910		2,419,776
Government National Mortgage Association,Ser. 2022-82, Cl. AC	2.00	5/16/2048	1,859,427		1,692,835
				25,044,926
U.S. Government Agencies Mortgage-Backed - 21.4%
Federal Home Loan Mortgage Corp.:
2.50%, 3/1/2027-12/1/2027			1,220,722	[b]	1,188,300
3.50%, 10/1/2026-5/1/2027			146,646	[b]	144,443

22

BNY Mellon Short-Term U.S. Government Securities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3%(continued)
U.S. Government Agencies Mortgage-Backed - 21.4%(continued)
4.50%, 11/1/2024-2/1/2034			137,956	[b]	138,916
Federal National Mortgage Association:
1.91%, 9/1/2051, (1 Month SOFR +2.35%)			2,231,249	[b,c]	2,121,480
2.39%, 6/1/2025			241,216	[b]	237,885
2.45%, 4/1/2025			2,598,330	[b]	2,552,616
2.50%, 11/1/2026-3/1/2028			1,621,240	[b]	1,576,070
2.89%, 1/1/2025			1,000,000	[b]	989,074
2.95%, 11/1/2025			1,000,000	[b]	979,121
3.00%, 1/1/2028			181,700	[b]	177,703
3.11%, 12/1/2024			1,830,501	[b]	1,814,452
3.50%, 2/1/2031			1,098,259	[b]	1,080,732
3.65%, 11/1/2049, (1 Month RFUCCT1Y +1.61%)			1,196,041	[b,c]	1,207,983
4.00%, 7/1/2029-3/1/2034			333,651	[b]	330,778
4.65%, 9/1/2047, (1 Month RFUCCT1Y +1.62%)			1,128,913	[b,c]	1,166,351
4.94%, 11/1/2049, (1 Month RFUCCT1Y +1.61%)			1,260,054	[b,c]	1,296,250
5.00%, 3/1/2027			4,752	[b]	4,786
5.87%, 1/1/2050, (1 Month RFUCCT1Y +1.59%)			811,182	[b,c]	831,151
Government National Mortgage Association I:
4.00%, 12/15/2024-7/15/2027			23,907		23,706
Government National Mortgage Association II:
3.50%, 3/20/2026			40,716		40,255
4.50%, 5/20/2025			55,438		55,074
				17,957,126
U.S. Government Agencies Obligations - 2.4%
Federal Home Loan Mortgage Corp.,Notes	5.38	2/8/2027	2,000,000	[b]	1,998,294
U.S. Treasury Securities - 29.7%
U.S. Treasury Notes	1.50	8/15/2026	3,375,000		3,221,807
U.S. Treasury Notes	3.75	8/15/2027	5,000,000		4,994,727
U.S. Treasury Notes	3.75	4/15/2026	1,250,000		1,244,214
U.S. Treasury Notes	4.25	3/15/2027	5,125,000		5,177,852
U.S. Treasury Notes	4.38	7/15/2027	3,750,000		3,808,154
U.S. Treasury Notes	4.50	7/15/2026	2,500,000		2,523,486
U.S. Treasury Notes	4.63	10/15/2026	3,875,000		3,930,855
				24,901,095
TotalBonds and Notes (cost $84,861,266)			83,260,764

23

Statement of Investments (continued)

BNY Mellon Short-Term U.S. Government Securities Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $504,212)	5.40	504,212	[d] 504,212
Total Investments (cost $85,365,478)		99.9%	83,764,976
Cash and Receivables (Net)		0.1%	121,166
Net Assets		100.0%	83,886,142

GO—General Obligation

REMIC—Real Estate Mortgage Investment Conduit

RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year

SOFR—Secured Overnight Financing Rate

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Short-Term U.S. Government Securities Fund
Affiliated Issuers
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Value ($) 8/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	1,457,842	63,699,421	(64,653,051)	504,212	73,860
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	12,749,451	(12,749,451)	-	1,935	††
Total - .6%	1,457,842	76,448,872	(77,402,502)	504,212	75,795

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

24

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2024

	BNY Mellon Bond Fund	BNY Mellon Intermediate Bond Fund	BNY Mellon Corporate Bond Fund	BNY Mellon Short-Term U.S. Government Securities Fund
Assets ($):
Investments in securities—See Statements of Investments† (including securities on loan)††—Note 1(c):
Unaffiliated issuers	1,269,535,639	474,132,865	409,693,962	83,260,764
Affiliated issuers	9,690,736	8,964,680	21,935,422	504,212
Receivable for investment securities sold	13,098,911	5,594,002	-	-
Dividends, interest and securities lending income receivable	10,723,878	4,693,576	5,094,131	410,279
Receivable for shares of Beneficial Interest subscribed	815,103	125,000	2,556,623	-
Tax reclaim receivable	-	-	7,102	-
Prepaid expenses	35,920	31,132	21,403	26,462
	1,303,900,187	493,541,255	439,308,643	84,201,717
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	597,915	228,181	198,507	29,961
Cash overdraft due to Custodian	3,209,494	1,134,120	1,089,187	148,590
Payable for investment securities purchased	13,027,532	5,511,648	-	-
Liability for securities on loan—Note 1(c)	5,565,600	6,913,017	17,900,899	-
Payable for shares of Beneficial Interest redeemed	356,889	8,334	497,265	96,439
Trustees’ fees and expenses payable	44,300	15,634	13,500	3,833
Other accrued expenses	39,767	33,842	37,752	36,752
	22,841,497	13,844,776	19,737,110	315,575
Net Assets ($)	1,281,058,690	479,696,479	419,571,533	83,886,142
Composition of Net Assets ($):
Paid-in capital	1,443,069,626	507,782,440	455,449,161	106,204,996
Total distributable earnings (loss)	(162,010,936)	(28,085,961)	(35,877,628)	(22,318,854)
Net Assets ($)	1,281,058,690	479,696,479	419,571,533	83,886,142
† Investments at cost ($)
Unaffiliated issuers	1,303,224,472	480,435,131	422,676,931	84,861,266
Affiliated issuers	9,690,736	8,964,680	21,935,422	504,212
†† Value of securities on loan ($)	110,747,468	42,136,885	27,005,754	-
Net Asset Value Per Share
Class M
Net Assets ($)	1,271,824,378	472,402,322	415,902,023	82,865,560
Shares Outstanding	114,176,491	39,304,325	33,781,910	7,467,076
Net Asset Value Per Share ($)	11.14	12.02	12.31	11.10
Investor Shares
Net Assets ($)	9,234,312	7,294,157	3,669,510	1,020,582
Shares Outstanding	829,005	604,719	297,362	91,737.45
Net Asset Value Per Share ($)	11.14	12.06	12.34	11.13

See notes to financial statements.

25

STATEMENTS OF OPERATIONS

Year Ended August 31, 2024

	BNY Mellon Bond Fund	BNY Mellon Intermediate Bond Fund	BNY Mellon Corporate Bond Fund	BNY Mellon Short-Term U.S. Government Securities Fund
Investment Income ($):
Income:
Interest	49,932,082	16,979,467	18,449,182	2,751,493
Dividends:
Unaffiliated issuers	309,375	187,500	335,422	-
Affiliated issuers	365,997	163,172	347,296	73,860
Income from securities lending—Note 1(c)	93,253	35,907	170,826	1,935
Total Income	50,700,707	17,366,046	19,302,726	2,827,288
Expenses:
Management fee—Note 3(a)	4,837,752	1,955,848	1,673,069	373,767
Administration fee—Note 3(a)	1,667,023	673,883	578,716	147,116
Trustees’ fees and expenses—Note 3(c)	164,198	65,317	55,254	14,168
Professional fees	108,345	64,763	63,438	40,985
Registration fees	50,495	35,799	40,063	32,488
Loan commitment fees—Note 2	27,994	16,506	10,046	4,160
Shareholder servicing costs—Note 3(b)	24,103	19,772	10,158	3,654
Custodian fees—Note 3(b)	22,242	7,387	5,553	10,526
Chief Compliance Officer fees—Note 3(b)	20,979	20,979	20,980	20,979
Prospectus and shareholders’ reports	15,137	14,453	15,586	11,519
Miscellaneous	38,284	32,668	41,839	35,752
Total Expenses	6,976,552	2,907,375	2,514,702	695,114
Less—reduction in expenses due to undertakings—Note 3(a)	-	-	-	(154,289)
Less—reduction in fees due to earnings credits—Note 3(b)	(1,459)	(1,117)	(460)	(357)
Net Expenses	6,975,093	2,906,258	2,514,242	540,468
Net Investment Income	43,725,614	14,459,788	16,788,484	2,286,820
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(31,030,093)	(5,877,232)	(4,513,244)	(229,882)
Net change in unrealized appreciation (depreciation) on investments	72,200,888	22,330,184	27,576,137	3,790,651
Net Realized and Unrealized Gain (Loss) on Investments	41,170,795	16,452,952	23,062,893	3,560,769
Net Increase in Net Assets Resulting from Operations	84,896,409	30,912,740	39,851,377	5,847,589

See notes to financial statements.
26

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon Bond Fund		BNY Mellon Intermediate Bond Fund
	Year Ended August 31,		Year Ended August 31,
	2024	2023	2024	2023
Operations ($):
Net investment income	43,725,614	33,581,734	14,459,788	13,833,720
Net realized gain (loss) on investments	(31,030,093)	(47,956,363)	(5,877,232)	(9,432,627)
Net change in unrealized appreciation (depreciation) on investments	72,200,888	368,189	22,330,184	1,803,607
Net Increase (Decrease) in Net Assets Resulting from Operations	84,896,409	(14,006,440)	30,912,740	6,204,700
Distributions ($):
Distributions to shareholders:
Class M	(42,834,913)	(34,897,052)	(14,266,547)	(14,538,574)
Investor Shares	(318,232)	(232,299)	(210,535)	(170,450)
Total Distributions	(43,153,145)	(35,129,351)	(14,477,082)	(14,709,024)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	347,465,089	291,478,797	110,915,635	84,021,568
Investor Shares	18,901,617	11,898,300	9,393,956	9,219,708
Distributions reinvested:
Class M	6,281,351	4,663,377	2,596,765	2,835,812
Investor Shares	288,474	212,724	177,527	158,217
Cost of shares redeemed:
Class M	(304,556,682)	(238,452,930)	(163,489,341)	(191,680,079)
Investor Shares	(19,131,312)	(13,711,107)	(10,334,940)	(9,364,779)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	49,248,537	56,089,161	(50,740,398)	(104,809,553)
Total Increase (Decrease) in Net Assets	90,991,801	6,953,370	(34,304,740)	(113,313,877)
Net Assets ($):
Beginning of Period	1,190,066,889	1,183,113,519	514,001,219	627,315,096
End of Period	1,281,058,690	1,190,066,889	479,696,479	514,001,219
Capital Share Transactions (Shares):
Class Ma
Shares sold	32,154,037	26,675,235	9,425,158	7,211,295
Shares issued for distributions reinvested	582,260	426,937	221,016	243,788
Shares redeemed	(28,223,327)	(21,882,809)	(13,933,998)	(16,475,737)
Net Increase (Decrease) in Shares Outstanding	4,512,970	5,219,363	(4,287,824)	(9,020,654)
Investor Shares[a]
Shares sold	1,761,706	1,086,373	798,753	788,157
Shares issued for distributions reinvested	26,811	19,498	15,069	13,558
Shares redeemed	(1,777,163)	(1,254,004)	(875,141)	(800,546)
Net Increase (Decrease) in Shares Outstanding	11,354	(148,133)	(61,319)	1,169

[a]

During the period ended August 31, 2024, 1,833,372 Class M Shares representing $19,697,985 were exchanged for 1,834,473 Investor Shares for BNY Mellon Bond Fund and 828,643 Class M Shares representing $9,716,598 were exchanged for 826,080 Investor Shares for BNY Mellon Intermediate Bond Fund. During the period ended August 31, 2023, 1,082,559 Class M Shares representing $11,872,237 were exchanged for 1,084,011 Investor Shares for BNY Mellon Bond Fund and 789,125 Class M Shares representing $9,208,810 were exchanged for 787,230 Investor Shares for BNY Mellon Intermediate Bond Fund.

See notes to financial statements.

27

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Corporate Bond Fund		BNY Mellon Short-Term U.S. Government Securities Fund
	Year Ended August 31,		Year Ended August 31,
	2024	2023	2024	2023
Operations ($):
Net investment income	16,788,484	17,552,626	2,286,820	3,334,645
Net realized gain (loss) on investments	(4,513,244)	(14,407,534)	(229,882)	(2,055,376)
Net change in unrealized appreciation (depreciation) on investments	27,576,137	8,694,512	3,790,651	788,161
Net Increase (Decrease) in Net Assets Resulting from Operations	39,851,377	11,839,604	5,847,589	2,067,430
Distributions ($):
Distributions to shareholders:
Class M	(16,753,288)	(17,881,046)	(3,053,320)	(4,252,621)
Investor Shares	(149,398)	(170,429)	(37,655)	(36,011)
Total Distributions	(16,902,686)	(18,051,475)	(3,090,975)	(4,288,632)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	125,683,418	83,138,892	26,312,020	52,230,516
Investor Shares	4,434,853	7,435,178	2,536,540	3,205,934
Distributions reinvested:
Class M	4,029,927	4,530,497	1,020,423	1,335,099
Investor Shares	135,160	140,455	35,380	31,635
Cost of shares redeemed:
Class M	(153,415,487)	(229,512,790)	(72,074,687)	(102,015,925)
Investor Shares	(5,200,734)	(8,785,368)	(3,200,241)	(3,258,383)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(24,332,863)	(143,053,136)	(45,370,565)	(48,471,124)
Total Increase (Decrease) in Net Assets	(1,384,172)	(149,265,007)	(42,613,951)	(50,692,326)
Net Assets ($):
Beginning of Period	420,955,705	570,220,712	126,500,093	177,192,419
End of Period	419,571,533	420,955,705	83,886,142	126,500,093
Capital Share Transactions (Shares):
Class Ma
Shares sold	10,554,867	7,172,574	2,428,862	4,812,237
Shares issued for distributions reinvested	339,722	391,659	93,567	123,335
Shares redeemed	(12,917,878)	(19,881,528)	(6,605,896)	(9,413,860)
Net Increase (Decrease) in Shares Outstanding	(2,023,289)	(12,317,295)	(4,083,467)	(4,478,288)
Investor Shares[a]
Shares sold	371,673	646,334	231,945	295,504
Shares issued for distributions reinvested	11,365	12,144	3,235	2,917
Shares redeemed	(436,446)	(758,321)	(292,535)	(299,992)
Net Increase (Decrease) in Shares Outstanding	(53,408)	(99,843)	(57,355)	(1,571)

[a]

During the period ended August 31, 2024, 316,521 Class M Shares representing $3,770,334 were exchanged for 315,897 Investor Shares for BNY Mellon Corporate Bond Fund and 232,026 Class M Shares representing $2,532,521 were exchanged for 231,576 Investor Shares for BNY Mellon Short-Term U.S. Government Securities Fund. During the period ended August 31, 2023, 637,707 Class M Shares representing $7,323,820 were exchanged for 636,952 Investor Shares for BNY Mellon Corporate Bond Fund and 292,365 Class M Shares representing $3,167,818 were exchanged for 291,983 Investor Shares for BNY Mellon Short-Term U.S. Government Securities Fund.

See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information (except portfolio turnover) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Class M Shares
	Year Ended August 31,
BNY Mellon Bond Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.77	11.22	13.10	13.63	13.14
Investment Operations:
Net investment income [a]	.39	.32	.25	.23	.30
Net realized and unrealized gain (loss) on investments	.37	(.44)	(1.83)	(.17)	.54
Total from Investment Operations	.76	(.12)	(1.58)	.06	.84
Distributions:
Dividends from net investment income	(.39)	(.33)	(.30)	(.31)	(.35)
Dividends from net realized gain on investments	-	-	-	(.28)	-
Total Distributions	(.39)	(.33)	(.30)	(.59)	(.35)
Net asset value, end of period	11.14	10.77	11.22	13.10	13.63
Total Return (%)	7.20	(1.05)	(12.19)	.50	6.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.57	.57	.55	.55	.55
Ratio of net expenses to average net assets	.57	.57	.55	.55	.55
Ratio of net investment income to average net assets	3.62	2.91	2.07	1.71	2.30
Portfolio Turnover Rate	56.80	45.46	88.66	72.04	93.11
Net Assets, end of period ($ x 1,000)	1,271,824	1,181,267	1,172,292	1,339,003	1,268,576

a  Based on average shares outstanding.

See notes to financial statements.

29

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended August 31,
BNY Mellon Bond Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.76	11.21	13.08	13.60	13.11
Investment Operations:
Net investment income [a]	.36	.29	.23	.20	.28
Net realized and unrealized gain (loss) on investments	.37	(.44)	(1.83)	(.16)	.52
Total from Investment Operations	.73	(.15)	(1.60)	.04	.80
Distributions:
Dividends from net investment income	(.35)	(.30)	(.27)	(.28)	(.31)
Dividends from net realized gain on investments	-	-	-	(.28)	-
Total Distributions	(.35)	(.30)	(.27)	(.56)	(.31)
Net asset value, end of period	11.14	10.76	11.21	13.08	13.60
Total Return (%)	6.94	(1.38)	(12.39)	.30	6.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82	.82	.80	.80	.80
Ratio of net expenses to average net assets	.82	.82	.80	.80	.80
Ratio of net investment income to average net assets	3.37	2.66	1.82	1.46	2.08
Portfolio Turnover Rate	56.80	45.46	88.66	72.04	93.11
Net Assets, end of period ($ x 1,000)	9,234	8,800	10,822	11,286	9,204

a  Based on average shares outstanding.

See notes to financial statements.

30

	Class M Shares
	Year Ended August 31,
BNY Mellon Intermediate Bond Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.61	11.77	12.93	13.11	12.72
Investment Operations:
Net investment income [a]	.35	.28	.24	.24	.25
Net realized and unrealized gain (loss) on investments	.41	(.13)	(1.13)	(.16)	.41
Total from Investment Operations	.76	.15	(.89)	.08	.66
Distributions:
Dividends from net investment income	(.35)	(.31)	(.27)	(.26)	(.27)
Net asset value, end of period	12.02	11.61	11.77	12.93	13.11
Total Return (%)	6.66	1.26	(6.93)	.62	5.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.59	.58	.56	.56	.55
Ratio of net expenses to average net assets	.59	.58	.56	.56	.55
Ratio of net investment income to average net assets	2.96	2.44	1.98	1.85	1.97
Portfolio Turnover Rate	39.92	26.10	31.46	19.07	41.86
Net Assets, end of period ($ x 1,000)	472,402	506,245	619,470	779,123	891,782

a  Based on average shares outstanding.

See notes to financial statements.

31

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended August 31,
BNY Mellon Intermediate Bond Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.65	11.80	12.95	13.12	12.73
Investment Operations:
Net investment income [a]	.32	.25	.22	.21	.22
Net realized and unrealized gain (loss) on investments	.41	(.13)	(1.13)	(.16)	.40
Total from Investment Operations	.73	.12	(.91)	.05	.62
Distributions:
Dividends from net investment income	(.32)	(.27)	(.24)	(.22)	(.23)
Net asset value, end of period	12.06	11.65	11.80	12.95	13.12
Total Return (%)	6.32	1.03	(7.11)	.42	4.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84	.83	.81	.81	.80
Ratio of net expenses to average net assets	.84	.83	.81	.81	.80
Ratio of net investment income to average net assets	2.71	2.19	1.73	1.59	1.68
Portfolio Turnover Rate	39.92	26.10	31.46	19.07	41.86
Net Assets, end of period ($ x 1,000)	7,294	7,756	7,845	9,125	8,293

a  Based on average shares outstanding.

See notes to financial statements.

32

	Class M Shares
	Year Ended August 31,
BNY Mellon Corporate Bond Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.64	11.74	13.80	13.69	13.36
Investment Operations:
Net investment income [a]	.48	.43	.40	.43	.45
Net realized and unrealized gain (loss) on investments	.67	(.08)	(1.96)	.15	.35
Total from Investment Operations	1.15	.35	(1.56)	.58	.80
Distributions:
Dividends from net investment income	(.48)	(.45)	(.43)	(.47)	(.47)
Dividends from net realized gain on investments	-	-	(.07)	-	-
Total Distributions	(.48)	(.45)	(.50)	(.47)	(.47)
Net asset value, end of period	12.31	11.64	11.74	13.80	13.69
Total Return (%)	10.12	3.06	(11.58)	4.29	6.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.58	.56	.56	.56
Ratio of net expenses to average net assets	.60	.58	.56	.56	.56
Ratio of net investment income to average net assets	4.02	3.76	3.15	3.10	3.39
Portfolio Turnover Rate	24.27	11.99	25.87	18.34	25.67
Net Assets, end of period ($ x 1,000)	415,902	416,864	564,925	757,617	849,166

a  Based on average shares outstanding.

See notes to financial statements.

33

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended August 31,
BNY Mellon Corporate Bond Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.66	11.75	13.81	13.70	13.37
Investment Operations:
Net investment income [a]	.46	.40	.37	.40	.43
Net realized and unrealized gain (loss) on investments	.67	(.08)	(1.97)	.14	.34
Total from Investment Operations	1.13	.32	(1.60)	.54	.77
Distributions:
Dividends from net investment income	(.45)	(.41)	(.39)	(.43)	(.44)
Dividends from net realized gain on investments	-	-	(.07)	-	-
Total Distributions	(.45)	(.41)	(.46)	(.43)	(.44)
Net asset value, end of period	12.34	11.66	11.75	13.81	13.70
Total Return (%)	9.86	2.82	(11.82)	4.02	5.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85	.83	.81	.81	.81
Ratio of net expenses to average net assets	.85	.83	.81	.81	.81
Ratio of net investment income to average net assets	3.77	3.51	2.90	2.85	3.12
Portfolio Turnover Rate	24.27	11.99	25.87	18.34	25.67
Net Assets, end of period ($ x 1,000)	3,670	4,091	5,296	6,225	5,448

a  Based on average shares outstanding.

See notes to financial statements.

34

	Class M Shares
BNY Mellon Short-Term	Year Ended August 31,
U.S. Government Securities Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.81	10.95	11.60	11.81	11.70
Investment Operations:
Net investment income [a]	.23	.22	.09	.11	.19
Net realized and unrealized gain (loss) on investments	.38	(.08)	(.52)	(.13)	.15
Total from Investment Operations	.61	.14	(.43)	(.02)	.34
Distributions:
Dividends from net investment income	(.32)	(.28)	(.22)	(.19)	(.23)
Net asset value, end of period	11.10	10.81	10.95	11.60	11.81
Total Return (%)	5.73	1.33	(3.77)	(.15)	2.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65	.59	.59	.55	.55
Ratio of net expenses to average net assets	.50	.50	.50	.54	.55
Ratio of net investment income to average net assets	2.14	2.00	.84	.89	1.65
Portfolio Turnover Rate	34.93	51.74	65.86	114.85	65.00
Net Assets, end of period ($ x 1,000)	82,866	124,885	175,541	174,319	234,920

a  Based on average shares outstanding.

See notes to financial statements.

35

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
BNY Mellon Short-Term	Year Ended August 31,
U.S. Government Securities Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.83	10.96	11.60	11.80	11.68
Investment Operations:
Net investment income [a]	.21	.19	.07	.08	.11
Net realized and unrealized gain (loss) on investments	.37	(.07)	(.53)	(.12)	.21
Total from Investment Operations	.58	.12	(.46)	(.04)	.32
Distributions:
Dividends from net investment income	(.28)	(.25)	(.18)	(.16)	(.20)
Net asset value, end of period	11.13	10.83	10.96	11.60	11.80
Total Return (%)	5.47	1.09	(3.99)	(.37)	2.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90	.84	.84	.80	.80
Ratio of net expenses to average net assets	.75	.75	.75	.79	.80
Ratio of net investment income to average net assets	1.89	1.75	.59	.64	.98
Portfolio Turnover Rate	34.93	51.74	65.86	114.85	65.00
Net Assets, end of period ($ x 1,000)	1,021	1,615	1,652	4,703	5,308

a  Based on average shares outstanding.

See notes to financial statements.

36

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of seventeen series, including the following diversified funds: BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Corporate Bond Fund and BNY Mellon Short-Term U.S. Government Securities Fund (each, a “fund” and collectively, the “funds”). The objectives of the funds are as follows: BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund and BNY Mellon Corporate Bond Fund seek total return (consisting of capital appreciation and current income). BNY Mellon Short-Term U.S. Government Securities Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as each fund’s investment adviser. The Bank of New York Mellon serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY pays the Adviser for performing certain administrative services.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor. Each class of shares has identical rights and privileges, except with respect to the Shareholder Service Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

37

NOTES TO FINANCIAL STATEMENTS (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each relevant fund: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following below summarizes the inputs used as of August 31, 2024 in valuing each fund’s investments:

38

BNY Mellon Bond Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	-	381,501,196	-	381,501,196
Equity Securities - Preferred Stocks	5,137,100	-	-	5,137,100
Foreign Governmental	-	23,915,709	-	23,915,709
Investment Companies	9,690,736	-	-	9,690,736
Municipal Securities	-	2,564,792	-	2,564,792
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	4,635,595	-	4,635,595
U.S. Government Agencies Mortgage-Backed	-	367,437,448	-	367,437,448
U.S. Treasury Securities	-	484,343,799	-	484,343,799

† See Statement of Investments for additional detailed categorizations, if any.

BNY Mellon Intermediate Bond Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	-	218,106,864	-	218,106,864
Equity Securities - Preferred Stocks	3,279,000	-	-	3,279,000
Foreign Governmental	-	6,455,858	-	6,455,858
Investment Companies	8,964,680	-	-	8,964,680
Municipal Securities	-	11,187,775	-	11,187,775
U.S. Government Agencies Collateralized Mortgage Obligations	-	4,027,702	-	4,027,702
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	2,441,840	-	2,441,840
U.S. Government Agencies Mortgage-Backed	-	6,362,361	-	6,362,361
U.S. Government Agencies Obligations	-	36,281,124	-	36,281,124
U.S. Treasury Securities	-	185,990,341	-	185,990,341

† See Statement of Investments for additional detailed categorizations, if any.

39

NOTES TO FINANCIAL STATEMENTS (continued)

BNY Mellon Corporate Bond Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	-	390,041,033	-	390,041,033
Equity Securities - Preferred Stocks	3,542,900	-	-	3,542,900
Foreign Governmental	-	2,741,375	-	2,741,375
Investment Companies	21,935,422	-	-	21,935,422
Municipal Securities	-	13,368,654	-	13,368,654

† See Statement of Investments for additional detailed categorizations, if any.

BNY Mellon Short-Term U.S. Government Securities Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Investment Companies	504,212	-	-	504,212
Municipal Securities	-	2,267,099	-	2,267,099
U.S. Government Agencies Collateralized Mortgage Obligations	-	11,092,224	-	11,092,224
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	25,044,926	-	25,044,926
U.S. Government Agencies Mortgage-Backed	-	17,957,126	-	17,957,126
U.S. Government Agencies Obligations	-	1,998,294	-	1,998,294
U.S. Treasury Securities	-	24,901,095	-	24,901,095

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the funds, except in the event of borrower default. The securities on loan, if any, are also disclosed in each fund’s Statements of Investments. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. Table 1 summarizes the amount BNY earned from each relevant fund from lending portfolio securities, pursuant to the securities lending agreement during the period ended August 31, 2024.

40

Table 1—Securities Lending Agreement

BNY Mellon Bond Fund	$ 12,714
BNY Mellon Intermediate Bond Fund	4,895
BNY Mellon Corporate Bond Fund	23,291
BNY Mellon Short-Term U.S. Government Securities Fund	264

For financial reporting purposes, each relevant fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of August 31, 2024, each relevant fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following tables:

	Assets ($)		Liabilities ($)
BNY Mellon Bond Fund
Securities Lending	110,747,468		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	110,747,468		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(110,747,468)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

	Assets ($)		Liabilities ($)
BNY Mellon Intermediate Bond Fund
Securities Lending	42,136,885		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	42,136,885		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(42,136,885)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

	Assets ($)		Liabilities ($)
BNY Mellon Corporate Bond Fund
Securities Lending	27,005,754		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	27,005,754		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(27,005,754)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are defined as “affiliated” under the Act.

(d) Market Risk: The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected,

41

NOTES TO FINANCIAL STATEMENTS (continued)

and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

Mortgage-Related Securities Risk: Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage securities) the market prices for such securities are not guaranteed and will fluctuate. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates, known as prepayment risk, can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield and/or cause the fund’s share price to fall. When interest rates rise, the effective duration of the fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

Short-Term Trading Risk: At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the funds’ shares, which may be triggered by market turmoil or an increase in interest rates, could cause the funds to sell its holdings at a loss or at undesirable prices and adversely affect the funds’ share price and increase the funds’ liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of each fund’s investments in these securities to decline. Interest rates in the United States have recently been rising. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., each fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, each fund’s investments in new securities may be at lower yields and may reduce each fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.

(e) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by each fund on the ex-dividend date. The funds normally declare and pay dividends from net investment income monthly. Dividends from net

42

realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended August 31, 2024, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended August 31, 2024, the funds did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Table 2 summarizes each fund’s components of accumulated earnings on a tax basis at August 31, 2024.

Table 2—Components of Accumulated Earnings
	Undistributed Ordinary Income ($)	Accumulated Capital (Losses) ($)	Unrealized (Depreciation) ($)
BNY Mellon Bond Fund	1,282,737	(127,545,627)	(35,748,046)
BNY Mellon Intermediate Bond Fund	1,079,721	(21,916,484)	(7,249,198)
BNY Mellon Corporate Bond Fund	1,018,170	(22,546,597)	(14,349,201)
BNY Mellon Short-Term U.S. Government Securities Fund	148,092	(20,397,011)	(2,069,935)

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 3 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2024.

Table 3—Capital Loss Carryover
	Short-Term Losses ($)	† Long-Term Losses ($)
			† Total ($)
BNY Mellon Bond Fund	49,516,455	78,029,172	127,545,627
BNY Mellon Intermediate Bond Fund	3,205,267	18,711,217	21,916,484
BNY Mellon Corporate Bond Fund	2,391,692	20,154,905	22,546,597
BNY Mellon Short-Term U.S. Government Securities Fund	8,348,181	12,048,830	20,397,011

† These capital losses can be carried forward for an unlimited period.

Table 4 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2024 and August 31, 2023.

Table 4—Tax Character of Distributions Paid
	2024		2023
	Ordinary Income ($)	Long-Term Capital Gains ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
BNY Mellon Bond Fund	43,153,145	-	35,129,351	-
BNY Mellon Intermediate Bond Fund	14,477,082	-	14,709,024	-
BNY Mellon Corporate Bond Fund	16,902,686	-	18,051,475	-
BNY Mellon Short-Term U.S. Government Securities Fund	3,090,975	-	4,288,632	-

43

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Bank Lines of Credit:

The funds participate with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the funds, and (ii) Tranche B is in amount equal to $120 million and is available only to the BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, each fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the funds based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2024, the funds did not borrow under either Facility.

NOTE 3—Management Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is payable monthly and computed on the average daily value of each fund’s net assets at the following annual rates: .40% of BNY Mellon Bond Fund, .40% of BNY Mellon Intermediate Bond Fund, ..40% of BNY Mellon Corporate Bond Fund and .35% of BNY Mellon Short-Term U.S. Government Securities Fund.

For BNY Mellon Short-Term U.S. Government Securities Fund, the Adviser has contractually agreed, from September 1, 2023 through December 29, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .50% of the value of the fund’s average daily net assets. On or after December 29, 2024, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $154,289 during the period ended August 31, 2024.

Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:

0 up to $6 billion    .15%

$6 billion up to $12 billion   .12%

In excess of $12 billion    .10%

(b) Each fund has adopted a Shareholder Services Plan with respect to its Investor shares. Each fund pays the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. Table 5 summarizes the amounts Investor shares were charged during the period ended August 31, 2024, pursuant to the Shareholder Services Plan, which is included in Shareholder servicing costs in the Statements of Operations.

Table 5—Shareholder Services Plan Fees

BNY Mellon Bond Fund	$ 23,989
BNY Mellon Intermediate Bond Fund	19,629
BNY Mellon Corporate Bond Fund	10,113
BNY Mellon Short-Term U.S. Government Securities Fund	3,632

The funds have an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the funds include net earnings credits, if any, as an expense offset in the Statements of Operations.

44

The funds have an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the funds will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the funds include this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

Each fund compensates the Transfer Agent, under a transfer agency agreement, for providing cash management services for the funds. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to fund subscriptions and redemptions. BNY pays each fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust. These fees, if any, are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits for each fund, also summarized in Table 6.

Table 6—Transfer Agent Fees
Transfer Agent Earnings Credits ($)
BNY Mellon Bond Fund	(1,459)
BNY Mellon Intermediate Bond Fund	(1,117)
BNY Mellon Corporate Bond Fund	(460)
BNY Mellon Short-Term U.S. Government Securities Fund	(357)

Each fund compensates the Custodian, under a custody agreement, for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 7 summarizes the amount each fund was charged during the period ended August 31, 2024 pursuant to the custody agreement.

Table 7—Custodian Fees

BNY Mellon Bond Fund	$ 22,242
BNY Mellon Intermediate Bond Fund	7,387
BNY Mellon Corporate Bond Fund	5,553
BNY Mellon Short-Term U.S. Government Securities Fund	10,526

Each fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the funds’ check writing privilege. Table 8 summarizes the amount each fund was charged during the period ended August 31, 2024 pursuant to the agreement, which is included in Shareholder servicing costs in the Statements of Operations.

Table 8—BNY Mellon Cash Management Fees

BNY Mellon Bond Fund	$ 111
BNY Mellon Intermediate Bond Fund	143
BNY Mellon Corporate Bond Fund	45
BNY Mellon Short-Term U.S. Government Securities Fund	22

Table 9 summarizes the amount each fund was charged for services performed by the Chief Compliance Officer and his staff, during the period ended August 31, 2024.

Table 9—Chief Compliance Officer Fees

BNY Mellon Bond Fund	$ 20,979
BNY Mellon Intermediate Bond Fund	20,979
BNY Mellon Corporate Bond Fund	20,980
BNY Mellon Short-Term U.S. Government Securities Fund	20,979

Table 10 summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.

45

NOTES TO FINANCIAL STATEMENTS (continued)

Table 10—Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fee ($)	Administration Fee ($)	Shareholder Services Plan Fees ($)	Custodian Fees ($)	Transfer Agent Fees ($)	Chief Compliance Officer Fees ($)	Less Expense Reimbursement ($)
BNY Mellon Bond Fund	433,702	150,176	2,094	9,087	10	2,846	-
BNY Mellon Intermediate Bond Fund	163,499	56,614	1,653	3,556	13	2,846	-
BNY Mellon Corporate Bond Fund	142,163	49,226	858	3,404	10	2,846	-
BNY Mellon Short-Term U.S. Government Securities Fund	25,376	10,042	226	4,792	3	2,846	(13,324)

(c) Each Board member also serves as a Board member of other funds within the Trust. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

Table 11 summarizes each fund’s aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities during the period ended August 31, 2024.

Table 11—Purchases and Sales
	Purchases ($)	Sales ($)
BNY Mellon Bond Fund	726,818,207	680,782,701
BNY Mellon Intermediate Bond Fund	192,946,330	245,747,892
BNY Mellon Corporate Bond Fund	99,068,786	121,245,923
BNY Mellon Short-Term U.S. Government Securities Fund	36,690,410	81,310,317

Table 12 summarizes the cost of investments for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each fund at August 31, 2024.

Table 12—Accumulated Net Unrealized Appreciation (Depreciation)
	Cost of Investment ($)	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
BNY Mellon Bond Fund	1,314,974,552	18,613,623	54,361,800	(35,748,177)
BNY Mellon Intermediate Bond Fund	490,346,748	3,229,842	10,479,045	(7,249,203)
BNY Mellon Corporate Bond Fund	445,978,585	4,951,769	19,300,970	(14,349,201)
BNY Mellon Short-Term U.S. Government Securities Fund	85,834,911	433,252	2,503,187	(2,069,935)

46

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees of
BNY Mellon Funds Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund, BNY Mellon Corporate Bond Fund and BNY Mellon Short-Term U.S. Government Securities Fund (collectively, the “Funds”), each a series of BNY Mellon Funds Trust, including the statements of investments as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.

New York, New York
October 23, 2024

47

IMPORTANT TAX INFORMATION (Unaudited)

BNY Mellon Bond Fund

For federal tax purposes, the fund designates the maximum amount allowable but not less than 90.14% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e) of the Internal Revenue Code.

BNY Mellon Intermediate Bond Fund

For federal tax purposes, the fund designates the maximum amount allowable but not less than 88.89% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e) of the Internal Revenue Code.

BNY Mellon Corporate Bond Fund

For federal tax purposes, the fund reports the maximum amount allowable but not less than 70.28% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e) of the Internal Revenue Code.

BNY Mellon Short-Term U.S. Government Securities Fund

For federal tax purposes, the fund reports the maximum amount allowable but not less than 99.94% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e) of the Internal Revenue Code.

48

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

49

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

50

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

51

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the Trust’s Board of Trustees (the “Board”) held on March 18-19, 2024, the Board considered the renewal of the Trust’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the funds with investment advisory services and The Bank of New York Mellon is responsible for the provision of administrative services to the funds (together, the “Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which The Bank of New York Mellon pays the Adviser for performing certain of the administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to the funds in the Trust, including the funds. The Adviser provided the number of open accounts in each fund, each fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the distribution channel(s) of the funds and the need to be able to provide ongoing shareholder services to each distribution channel, as applicable to each fund.

The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Funds’ Performance and Management Fees and Expense Ratios. For each fund, the Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class M shares with the performance of a group of institutional funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional funds in the particular Lipper classification (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional funds in the particular Lipper classification, excluding outliers (the “Expense Universe”). The information for each comparison was derived, in part, from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to each fund and comparison funds and the end date selected. The Board also considered the funds’ performance in light of overall financial market conditions.

Management Fee and Expense Ratio Comparisons. For each fund, the Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included any reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

For BNY Mellon Bond Fund, representatives of the Adviser reviewed with the Board the management or advisory fees paid by any funds advised by the Adviser in the same Lipper category as the fund (the “Similar Fund(s)”) and explained the nature of the Similar Fund(s). They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Fund(s) to evaluate the appropriateness of the fund’s management fee. As to each other fund, representatives of the Adviser noted that there were no Similar Fund(s).

52

As to each fund, representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

BNY Mellon Bond Fund

The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as core bond funds by Lipper.

The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the two- and three-year periods when the fund’s total return performance was above the Performance Group median, and was below the Performance Universe median for all periods. The Board also considered that the fund’s yield performance was at or above the Performance Group median for six of the ten one-year periods ended December 31st and above the Performance Universe median for all ten one-year periods ended December 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in five of the ten calendar years shown. The Board considered the relative proximity of the fund’s total return performance and yield performance to the Performance Group and Performance Universe medians and benchmark index returns during the periods under review.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and Expense Universe median actual management fee, and the fund’s total expense were higher than the Expense Group median and Expense Universe median total expenses.

BNY Mellon Intermediate Bond Fund

The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as short-intermediate investment grade debt funds by Lipper.

The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods and was below the Performance Universe median for all periods, except for the ten-year period when the fund’s total return performance was slightly above the Performance Universe median. The Board also considered that the fund’s yield performance was at or above the Performance Group median for five of the ten one-year periods ended December 31st and above the Performance Universe median for seven of the ten one-year periods ended December 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in three of the ten calendar years shown. The Board considered the relative proximity of the fund’s total return performance and yield performance to the Performance Group and Performance Universe medians and benchmark index returns during the periods under review.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and Expense Universe median total expenses.

BNY Mellon Corporate Bond Fund

The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as BBB-rated corporate debt funds by Lipper.

The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was above the Performance Group median and Performance Universe median for all periods. The Board also considered that the fund’s yield performance was at or above the Performance Group medians for eight out of the ten one-year periods ended December 31st and above the Performance Universe medians for nine of the ten one-year periods ended December 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in six of the nine calendar years shown. The Board also noted that the fund had a five-star rating for each of the three-, five- and ten-year periods and a five-star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

53

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and Expense Universe median total expenses.

BNY Mellon Short-Term U.S. Government Securities Fund

The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as short U.S. government funds by Lipper.

The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was at or above the Performance Group and above the Performance Universe medians for all periods, except for the one- and ten-year period where the fund’s total performance was slightly below the Performance Group median. The Board also considered that the fund’s yield performance was at or above the Performance Group median for four of the ten one-year periods ended December 31st and above the Performance Universe median for seven of the ten one-year periods ended December 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in one of the ten calendar years shown. The Board considered the relative proximity of the fund’s total return performance and yield performance to the Performance Group and Performance Universe medians and benchmark index returns during certain periods under review. The Board also noted that the fund had a four-star rating from Morningstar for the three-year period based on Morningstar’s risk-adjusted return measures.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and slightly higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 29, 2024 to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .50% of the fund’s average daily net assets.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates to each fund. The Board also considered the expense limitation arrangement for BNY Mellon Short-Term U.S. Government Securities Fund and the effect such arrangement had on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

As to each fund, the Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the funds’ investments.

54

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser to each fund are adequate and appropriate.

• With respect to BNY Mellon Bond Fund, and BNY Mellon Intermediate Bond Fund, the Board determined each fund’s overall performance was satisfactory in light of the totality of the information presented.

• With respect to BNY Mellon Corporate Bond Fund and BNY Mellon Short-Term U.S. Government Securities Fund, the Board was satisfied with the fund’s performance.

• With respect to each fund, the Board concluded that the fees paid pursuant to the Agreement continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the funds had been adequately considered by the Adviser in connection with the fee rate charged to each fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement with respect to each fund, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund pursuant to the Agreement. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the funds and the investment management and other services provided under the Agreement, including information on the investment performance of each fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to each fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of the Agreement for the funds, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the respective fund’s arrangements, or substantially similar arrangements for the other funds in the Trust, in prior years. The Board determined to renew the Agreement for each fund.

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© 2024 BNY Mellon Securities Corporation Code-MFTNCSRAR0824-TB

BNY Mellon Funds Trust

Funds	Ticker Symbols
	Class M Shares	Investor Shares
BNY Mellon National Intermediate Municipal Bond Fund	MPNIX	MINMX
BNY Mellon National Short-Term Municipal Bond Fund	MPSTX	MINSX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	MPPIX	MIPAX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	MMBMX	MMBIX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	MNYMX	MNYIX
BNY Mellon Municipal Opportunities Fund	MOTMX	MOTIX

ANNUAL FINANCIALS AND OTHER INFORMATION August 31, 2024

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Statement of Investments

August 31, 2024

BNY Mellon National Intermediate Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8%
Alabama - 2.6%
Black Belt Energy Gas District,Revenue Bonds (Gas Project) Ser. E	5.00	6/1/2028	8,230,000	[a]	8,605,245
Black Belt Energy Gas District,Revenue Bonds (Gas Project) Ser. F	5.50	12/1/2028	8,000,000	[a]	8,522,958
Black Belt Energy Gas District,Revenue Bonds (Project No. 6) Ser. B	4.00	12/1/2026	10,000,000	[a]	10,071,333
Black Belt Energy Gas District,Revenue Bonds, Ser. B	5.25	12/1/2030	5,000,000	[a]	5,422,429
Black Belt Energy Gas District,Revenue Bonds, Ser. C	5.00	7/1/2031	5,000,000	[a]	5,376,697
Southeast Energy Authority A Cooperative District,Revenue Bonds (Project No. 4) Ser. B1	5.00	8/1/2028	1,045,000	[a]	1,093,096
Southeast Energy Authority A Cooperative District,Revenue Bonds (Project No. 5) Ser. A	5.25	7/1/2029	8,075,000	[a]	8,605,242
				47,697,000
Alaska - .2%
Alaska Housing Finance Corp.,Revenue Bonds (Sustainable Bond) Ser. A	3.00	6/1/2051	3,770,000		3,696,201
Arizona - 2.3%
Arizona Industrial Development Authority,Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2027	525,000		480,488
Arizona Industrial Development Authority,Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2026	600,000		570,374
Arizona Industrial Development Authority,Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2028	1,000,000		889,428
Arizona Industrial Development Authority,Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2025	650,000		639,296
Arizona Industrial Development Authority,Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2029	675,000		582,776
Arizona Industrial Development Authority,Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2034	770,000		717,497
Arizona Industrial Development Authority,Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2037	1,000,000		900,435
Arizona Industrial Development Authority,Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2035	795,000		733,740
Arizona Industrial Development Authority,Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2036	820,000		746,636
Arizona Industrial Development Authority,Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000		1,907,410
Arizona Industrial Development Authority,Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2034	1,000,000		1,100,840
Arizona Industrial Development Authority,Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2035	850,000		928,938
Arizona Industrial Development Authority,Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2033	900,000		993,373
Chandler Industrial Development Authority,Revenue Bonds (Intel Corp. Project)	4.00	6/1/2029	5,000,000	[a]	5,065,311

Statement of Investments (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Arizona - 2.3% (continued)
Maricopa County Industrial Development Authority,Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2035	3,050,000		3,166,351
Maricopa County Industrial Development Authority,Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. B	5.00	1/1/2034	15,935,000		17,800,514
Phoenix Civic Improvement Corp.,Revenue Bonds, Refunding	5.00	7/1/2028	3,775,000		4,035,003
				41,258,410
California - 5.9%
Alameda Corridor Transportation Authority,Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000		1,535,875
Bay Area Toll Authority,Revenue Bonds, Refunding, Ser. A	2.63	4/1/2026	10,000,000	[a]	9,923,330
California,GO, Refunding	3.00	9/1/2030	8,785,000		8,831,322
California Community Choice Financing Authority,Revenue Bonds (Clean Energy Project)	5.00	5/1/2054	7,400,000	[a]	8,017,405
California Community Choice Financing Authority,Revenue Bonds (Sustainable Bond) (Clean Energy Project)	5.00	8/1/2029	3,675,000	[a]	3,906,814
California Community Choice Financing Authority,Revenue Bonds (Sustainable Bond) (Clean Energy Project)	5.25	10/1/2031	3,000,000	[a]	3,220,213
California Community Choice Financing Authority,Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1	5.00	3/1/2031	1,325,000	[a]	1,423,898
California Community Choice Financing Authority,Revenue Bonds (Sustainable Bond) Ser. B1	4.00	8/1/2031	1,475,000	[a]	1,500,475
California County Tobacco Securitization Agency,Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	250,000		270,084
California County Tobacco Securitization Agency,Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	300,000		324,970
California Health Facilities Financing Authority,Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000		5,461,072
California Health Facilities Financing Authority,Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	6,990,000		6,990,091
California Health Facilities Financing Authority,Revenue Bonds, Refunding (Children's Hospital of Orange County Obligated Group)	3.00	11/1/2036	1,250,000		1,178,719
California Health Facilities Financing Authority,Revenue Bonds, Refunding (Stanford Health Care Obligated Group)	3.00	8/15/2025	255,000	[a]	254,398
California Infrastructure & Economic Development Bank,Revenue Bonds, Refunding (Sustainable Bond) Ser. A	3.25	8/1/2029	5,600,000		5,625,512
California Municipal Finance Authority,Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2035	315,000		320,234
California Municipal Finance Authority,Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2036	385,000		390,068
California Municipal Finance Authority,Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2034	250,000		254,745
California Municipal Finance Authority,Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2031	315,000		324,680

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
California - 5.9% (continued)
California Municipal Finance Authority,Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2032	225,000		230,649
California Municipal Finance Authority,Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2033	235,000		239,915
California Public Finance Authority,Revenue Bonds, Refunding (PIH Health Obligated Group) Ser. A	5.00	6/1/2039	1,625,000		1,825,137
California Public Finance Authority,Revenue Bonds, Refunding (PIH Health Obligated Group) Ser. A	5.00	6/1/2037	1,500,000		1,714,466
California Public Finance Authority,Revenue Bonds, Refunding (PIH Health Obligated Group) Ser. A	5.00	6/1/2038	2,000,000		2,266,995
Golden State Tobacco Securitization Corp.,Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	7,250,000		5,704,602
Los Angeles Department of Airports,Revenue Bonds (Sustainable Bond)	5.00	5/15/2031	5,875,000		6,456,603
Los Angeles Department of Airports,Revenue Bonds, Refunding, Ser. A	5.00	5/15/2026	1,500,000		1,549,332
Los Angeles Department of Airports,Revenue Bonds, Refunding, Ser. A	5.00	5/15/2025	1,240,000		1,255,341
New Haven Unified School District,GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2033	4,000,000	[b]	3,033,735
Sacramento County Water Financing Authority,Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B, (3 Month TSFR +0.55%)	4.31	6/1/2034	7,760,000	[c]	7,490,879
San Francisco City & County Airport Commission,Revenue Bonds, Refunding, Ser. A	5.00	5/1/2032	2,000,000		2,214,267
San Francisco City & County Airport Commission,Revenue Bonds, Refunding, Ser. A	5.00	5/1/2034	3,000,000		3,195,453
San Francisco City & County Airport Commission,Revenue Bonds, Refunding, Ser. G	5.00	5/1/2027	5,045,000		5,282,630
Santa Maria Joint Union High School District,GO	3.00	8/1/2040	2,390,000		2,132,454
Southern California Tobacco Securitization Authority,Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	2,000,000		2,145,297
Southern California Tobacco Securitization Authority,Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000		539,553
				107,031,213
Colorado - 2.8%
Colorado,COP, Ser. A	4.00	12/15/2036	3,000,000		3,059,026
Colorado Health Facilities Authority,Revenue Bonds, Refunding (AdventHealth Obligated Group) Ser. B	5.00	11/15/2030	10,000,000	[a]	11,034,400
Colorado Health Facilities Authority,Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2034	5,000,000		5,711,076
Colorado Health Facilities Authority,Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	5.00	5/15/2034	4,600,000		5,214,122
Colorado Health Facilities Authority,Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	5.00	5/15/2035	5,000,000		5,649,224
Colorado Housing & Finance Authority,Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	2,320,000		2,346,281

Statement of Investments (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Colorado - 2.8% (continued)
Colorado Housing & Finance Authority,Revenue Bonds, Ser. B	3.75	5/1/2050	2,655,000	2,657,298
Denver City & County Airport System,Revenue Bonds, Refunding, Ser. A	5.00	11/15/2033	2,000,000	2,205,259
Denver City & County Airport System,Revenue Bonds, Refunding, Ser. A	5.00	11/15/2028	5,000,000	5,345,147
E-470 Public Highway Authority,Revenue Bonds, Refunding, Ser. A	5.00	9/1/2040	1,450,000	1,450,000
Regional Transportation District,Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	7/15/2031	1,910,000	2,094,035
Regional Transportation District,Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2032	1,300,000	1,422,426
Regional Transportation District,Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2029	1,400,000	1,503,739
Regional Transportation District,Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2030	1,000,000	1,087,662
				50,779,695
Connecticut - 1.3%
Connecticut,GO (Sustainable Bond) Ser. B	4.00	1/15/2037	4,425,000	4,622,841
Connecticut Health & Educational Facilities Authority,Revenue Bonds, Refunding (Connecticut College) Ser. M	4.00	7/1/2038	1,045,000	1,056,721
Connecticut Health & Educational Facilities Authority,Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000	1,726,259
Connecticut Health & Educational Facilities Authority,Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2035	4,000,000	4,086,784
Connecticut Health & Educational Facilities Authority,Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2034	4,215,000	4,563,669
Connecticut Health & Educational Facilities Authority,Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2032	2,000,000	2,253,744
Connecticut Housing Finance Authority,Revenue Bonds (Sustainable Bond) Ser. D	5.00	11/15/2039	2,715,000	2,900,056
Connecticut Housing Finance Authority,Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	525,000	526,888
Windsor,GO, Refunding	2.00	6/15/2030	1,420,000	1,290,220
Windsor,GO, Refunding	2.00	6/15/2029	1,420,000	1,318,680
				24,345,862
District of Columbia - 2.2%
District of Columbia,Revenue Bonds, Refunding (Friendship Public Charter School)	5.00	6/1/2036	3,200,000	3,245,263
District of Columbia,Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000	5,089,256
District of Columbia,Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	6,155,000	6,290,376
District of Columbia,Revenue Bonds, Refunding (KIPP DC Project) Ser. B	5.00	7/1/2037	1,010,000	1,043,685
District of Columbia Housing Finance Agency,Revenue Bonds, Ser. A2	4.10	9/1/2030	2,500,000	[a] 2,606,101

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
District of Columbia - 2.2% (continued)
Metropolitan Washington Airports Authority,Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2038	1,000,000	1,002,828
Metropolitan Washington Airports Authority,Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2036	1,250,000	1,260,231
Metropolitan Washington Airports Authority,Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	7,000,000	7,775,619
Metropolitan Washington Airports Authority,Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	4,000,000	4,207,099
Metropolitan Washington Airports Authority,Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	7,000,000	7,257,122
				39,777,580
Florida - 4.6%
Brevard County School District,COP, Refunding, Ser. A	5.00	7/1/2028	4,000,000	4,349,372
Broward County Tourist Development,Revenue Bonds, Refunding (Convention Center Expansion Project)	4.00	9/1/2036	5,000,000	5,164,094
Collier County Industrial Development Authority,Revenue Bonds (NCH Healthcare System Project) Ser. B2	5.00	10/1/2031	3,000,000	[a] 3,299,522
Florida Development Finance Corp.,Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2035	1,000,000	1,027,739
Florida Municipal Power Agency,Revenue Bonds, Ser. A	3.00	10/1/2033	3,610,000	3,398,993
Hillsborough County Industrial Development Authority,Revenue Bonds (BayCare Obligated Group) Ser. C	5.00	11/15/2034	10,000,000	11,662,827
Jacksonville Housing Authority,Revenue Bonds (Westwood Apartments)	5.00	2/1/2034	8,500,000	9,169,753
Manatee County Public Utilities,Revenue Bonds, Refunding	5.00	10/1/2041	3,000,000	3,349,356
Miami-Dade County Aviation,Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	6,000,000	6,640,621
Miami-Dade County Aviation,Revenue Bonds, Refunding, Ser. A	5.00	10/1/2036	2,500,000	2,738,065
Miami-Dade County Aviation,Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	3,000,000	3,306,061
Miami-Dade County Educational Facilities Authority,Revenue Bonds, Refunding (University of Miami) (Insured; American Municipal Bond Assurance Corp.) Ser. B	5.25	4/1/2028	8,360,000	9,014,641
Miami-Dade County Water & Sewer System,Revenue Bonds, Refunding, Ser. B	4.00	10/1/2036	5,000,000	5,108,292
Orange County Health Facilities Authority,Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2025	3,000,000	3,070,621
Sarasota,Revenue Bonds (Bay Park)	5.00	9/1/2041	2,095,000	2,313,303
Sarasota,Revenue Bonds (Bay Park)	5.00	9/1/2042	1,100,000	1,207,513
Sarasota,Revenue Bonds (Bay Park)	5.00	9/1/2043	2,260,000	2,472,745
Sarasota,Revenue Bonds (Bay Park)	5.00	9/1/2040	1,000,000	1,109,639
The Miami-Dade County School Board,COP, Refunding, Ser. A	5.00	5/1/2032	5,475,000	5,541,566
				83,944,723
Georgia - 2.6%
Fayette County Development Authority,Revenue Bonds (United States Soccer Federation)	5.00	10/1/2041	750,000	811,580

Statement of Investments (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Georgia - 2.6% (continued)
Fayette County Development Authority,Revenue Bonds (United States Soccer Federation)	5.00	10/1/2042	1,100,000		1,184,611
Fayette County Development Authority,Revenue Bonds (United States Soccer Federation)	5.00	10/1/2044	1,050,000		1,121,411
Fayette County Development Authority,Revenue Bonds (United States Soccer Federation)	5.00	10/1/2040	800,000		870,333
Fayette County Development Authority,Revenue Bonds (United States Soccer Federation)	5.00	10/1/2043	1,200,000		1,286,654
Fayette County Development Authority,Revenue Bonds (United States Soccer Federation)	5.00	10/1/2039	1,000,000		1,094,811
Gainesville & Hall County Hospital Authority,Revenue Bonds (Northeast Georgia Health System Obligated Group)	5.00	10/15/2034	4,500,000		5,160,977
Main Street Natural Gas,Revenue Bonds, Ser. A	4.00	9/1/2027	10,000,000	[a]	10,086,001
Main Street Natural Gas,Revenue Bonds, Ser. B	5.00	6/1/2029	5,000,000	[a]	5,267,527
Main Street Natural Gas,Revenue Bonds, Ser. C	5.00	12/1/2031	10,355,000	[a]	11,085,083
Main Street Natural Gas,Revenue Bonds, Ser. D	5.00	12/1/2030	2,000,000	[a]	2,124,956
The Burke County Development Authority,Revenue Bonds, Refunding (Georgia Power Co. Plant)	2.88	8/19/2025	5,650,000	[a]	5,609,086
The Burke County Development Authority,Revenue Bonds, Refunding (Georgia Power Co. Plant)	3.30	8/21/2029	2,500,000	[a]	2,515,859
				48,218,889
Hawaii - .5%
Hawaii,GO, Refunding, Ser. FH	4.00	10/1/2030	5,625,000		5,763,216
Hawaii Airports System,Revenue Bonds, Ser. A	5.00	7/1/2038	2,200,000		2,374,301
Hawaii Airports System,Revenue Bonds, Ser. A	5.00	7/1/2030	1,420,000		1,539,802
				9,677,319
Idaho - .5%
Idaho Health Facilities Authority,Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2034	400,000		408,662
Idaho Health Facilities Authority,Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2035	275,000		280,159
Idaho Health Facilities Authority,Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2033	575,000		590,674
Idaho Health Facilities Authority,Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2030	500,000		547,463
Idaho Health Facilities Authority,Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2031	400,000		442,043
Idaho Health Facilities Authority,Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2032	400,000		445,639
Idaho Housing & Finance Association,Revenue Bonds, Ser. A	5.00	8/15/2042	5,000,000		5,642,595
				8,357,235
Illinois - 11.0%
Chicago Board of Education,GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2035	1,000,000		1,053,518
Chicago II,GO, Refunding, Ser. 2005D	5.50	1/1/2037	10,010,000		10,045,869
Chicago II,GO, Refunding, Ser. 2007F	5.50	1/1/2035	3,750,000		3,764,844
Chicago II,GO, Refunding, Ser. A	5.00	1/1/2026	3,000,000		3,062,087
Chicago II,GO, Refunding, Ser. A	5.00	1/1/2034	10,000,000		10,819,544
Chicago II,GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000		8,544,181
Chicago II,GO, Ser. A	5.00	1/1/2026	1,430,000		1,435,247

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Illinois - 11.0% (continued)
Chicago II,GO, Ser. A	5.00	1/1/2025	1,570,000	[d]	1,578,236
Chicago Il,GO, Refunding, Ser. A	5.75	1/1/2034	3,585,000		3,728,001
Chicago Il Wastewater Transmission,Revenue Bonds, Refunding	5.00	1/1/2025	1,735,000		1,746,043
Chicago Il Wastewater Transmission,Revenue Bonds, Refunding	5.00	1/1/2025	375,000		377,461
Chicago O'Hare International Airport,Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	1,780,000		1,932,809
Chicago O'Hare International Airport,Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	1,675,000		1,824,374
Chicago O'Hare International Airport,Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	1,340,000		1,464,623
Chicago O'Hare International Airport,Revenue Bonds, Refunding, Ser. B	5.00	1/1/2039	1,350,000		1,523,886
Chicago O'Hare International Airport,Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	1,500,000		1,683,128
Chicago O'Hare International Airport,Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	1,650,000		1,842,096
Chicago O'Hare International Airport,Revenue Bonds, Refunding, Ser. B	5.00	1/1/2036	850,000		972,766
Chicago O'Hare International Airport,Revenue Bonds, Refunding, Ser. B	5.00	1/1/2037	1,925,000		2,188,622
Chicago O'Hare International Airport,Revenue Bonds, Refunding, Ser. B	5.00	1/1/2038	1,750,000		1,982,023
Chicago O'Hare International Airport,Revenue Bonds, Refunding, Ser. B	5.00	1/1/2032	1,000,000		1,004,787
Chicago O'Hare International Airport,Revenue Bonds, Refunding, Ser. B	5.00	1/1/2039	5,700,000		5,870,550
Chicago O'Hare International Airport,Revenue Bonds, Refunding, Ser. D	5.00	1/1/2036	2,000,000		2,234,310
Chicago O'Hare International Airport,Revenue Bonds, Refunding, Ser. D	5.00	1/1/2037	2,350,000		2,611,249
Chicago Park District,GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000		1,027,366
Chicago Park District,GO, Refunding, Ser. C	4.00	1/1/2034	10,210,000		10,425,593
Chicago Park District,GO, Refunding, Ser. C	4.00	1/1/2035	4,250,000		4,329,035
Chicago Park District,GO, Refunding, Ser. D	4.00	1/1/2032	960,000		986,272
Chicago Park District,GO, Refunding, Ser. F2	4.00	1/1/2038	2,000,000		2,020,866
Chicago Park District,GO, Refunding, Ser. F2	4.00	1/1/2036	1,250,000		1,269,535
Chicago Park District,GO, Refunding, Ser. F2	5.00	1/1/2026	975,000		1,001,559
Chicago Park District,GO, Ser. B	5.00	1/1/2029	1,375,000		1,495,768
Chicago Park District,GO, Ser. B	5.00	1/1/2035	2,500,000		2,836,082
Cook County Community Consolidated School District No. 34,GO, Ser. A	3.00	12/1/2036	6,265,000		5,960,222
Cook County Community Unit Elmwood Park School District No. 401,GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2029	1,480,000		1,559,427
Cook County Community Unit Elmwood Park School District No. 401,GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2031	1,000,000		1,052,808
Cook County Community Unit Elmwood Park School District No. 401,GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2030	1,220,000		1,289,725
Cook County II,GO, Refunding, Ser. A	5.00	11/15/2029	3,750,000		4,152,994

Statement of Investments (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Illinois - 11.0% (continued)
DuPage & Cook Counties Township High School District No. 86,GO	4.00	1/15/2035	5,205,000		5,275,323
DuPage County School District No. 60,GO, Ser. A	4.00	12/30/2032	1,500,000		1,515,942
Illinois,GO, Refunding	5.00	2/1/2026	5,000,000		5,139,022
Illinois,GO, Refunding, Ser. A	5.00	10/1/2025	4,000,000		4,083,703
Illinois,GO, Refunding, Ser. A	5.00	10/1/2024	2,000,000		2,002,661
Illinois,GO, Ser. A	5.00	3/1/2031	480,000		534,448
Illinois,GO, Ser. A	5.00	3/1/2032	2,045,000		2,265,617
Illinois,GO, Ser. B	5.00	5/1/2036	3,000,000		3,382,249
Illinois,GO, Ser. B	5.00	12/1/2030	5,750,000		6,389,034
Illinois,GO, Ser. B	5.00	5/1/2037	3,500,000		3,927,905
Illinois,GO, Ser. D	5.00	11/1/2028	10,120,000		10,756,054
Illinois,Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2026	4,290,000		4,493,508
Illinois,Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2025	3,225,000		3,300,089
Illinois,Revenue Bonds, Ser. B	5.00	6/15/2039	13,515,000		15,005,026
Illinois Finance Authority,Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2	5.00	11/15/2026	3,000,000	[a]	3,091,609
Illinois Toll Highway Authority,Revenue Bonds, Ser. A	5.00	1/1/2042	3,120,000		3,487,235
Kane Cook & DuPage Counties Community College District No. 509,GO, Refunding (Elgin Community College)	3.00	12/15/2032	5,000,000		4,925,190
Kendall County Forest Preserve District,GO, Refunding (Insured; Build America Mutual)	4.00	1/1/2027	2,270,000		2,279,298
Maine Township High School District No. 207,GO, Ser. 2022	3.00	12/1/2032	1,650,000		1,596,992
University of Illinois Auxiliary Facilities System,Revenue Bonds, Refunding	5.25	4/1/2044	2,000,000		2,246,958
University of Illinois Auxiliary Facilities System,Revenue Bonds, Refunding	5.25	4/1/2043	3,000,000		3,390,935
				201,786,304
Indiana - 2.1%
Indiana Finance Authority,Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000		773,394
Indiana Finance Authority,Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000		817,222
Indiana Finance Authority,Revenue Bonds (Goshen Health Obligated Group) Ser. B	2.10	11/1/2026	2,700,000	[a]	2,608,523
Indiana Finance Authority,Revenue Bonds (Indiana University Health Obligated Group) Ser. B1	5.00	7/1/2028	5,000,000	[a]	5,360,466
Indiana Finance Authority,Revenue Bonds (Indiana University Health Obligated Group) Ser. B2	5.00	7/1/2030	11,025,000	[a]	12,274,404
Indiana Finance Authority,Revenue Bonds, Refunding (Newsfields)	4.00	2/1/2034	2,000,000		2,093,668
Northern Indiana Commuter Transportation District,Revenue Bonds	5.00	1/1/2044	1,500,000		1,646,882
Northern Indiana Commuter Transportation District,Revenue Bonds	5.00	1/1/2043	710,000		782,548
Northern Indiana Commuter Transportation District,Revenue Bonds	5.00	1/1/2037	1,890,000		2,150,881

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Indiana - 2.1% (continued)
Whiting,Revenue Bonds, Refunding (BP Products North America)	5.00	6/5/2026	10,000,000	[a]	10,228,709
				38,736,697
Kentucky - 2.1%
Kentucky Property & Building Commission,Revenue Bonds (Project No. 126) Ser. A	5.00	5/1/2041	3,000,000		3,287,434
Kentucky Property & Building Commission,Revenue Bonds (Project No. 130) Ser. A	5.00	11/1/2042	2,440,000		2,714,840
Kentucky Public Energy Authority,Revenue Bonds, Ser. A	5.00	5/1/2055	10,000,000	[a]	10,620,623
Kentucky Public Energy Authority,Revenue Bonds, Ser. C	4.00	2/1/2028	15,950,000	[a]	16,115,178
Kentucky Turnpike Authority,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	5,000,000		5,181,837
				37,919,912
Louisiana - .2%
East Baton Rouge Sewerage Commission,Revenue Bonds, Refunding, Ser. A	1.30	2/1/2028	5,000,000	[a]	4,486,706
Maryland - 1.4%
Howard County Housing Commission,Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.20	6/1/2027	2,000,000		1,873,865
Maryland Community Development Administration,Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	2,145,000		2,154,974
Maryland Stadium Authority,Revenue Bonds, (Football Stadium Issue) Ser. A	5.00	9/1/2037	2,805,000		3,169,929
Maryland Stadium Authority,Revenue Bonds, (Football Stadium Issue) Ser. A	5.00	3/1/2031	7,585,000		8,576,849
Montgomery County,GO, Refunding, Ser. A	5.00	11/1/2024	10,000,000	[d]	10,032,890
				25,808,507
Massachusetts - 1.0%
Massachusetts Bay Transportation Authority,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	5,000,000		5,905,157
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2035	2,000,000		2,006,626
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000		5,104,458
Massachusetts Educational Financing Authority,Revenue Bonds, Refunding, Ser. B	5.00	7/1/2029	2,250,000		2,414,098
Massachusetts Educational Financing Authority,Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	2,000,000		2,124,369
				17,554,708
Michigan - 1.1%
Detroit Downtown Development Authority,Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2032	1,000,000		1,001,088
Detroit Downtown Development Authority,Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2031	1,000,000		1,001,088

Statement of Investments (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Michigan - 1.1% (continued)
Detroit Downtown Development Authority,Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2029	1,350,000	1,351,469
Michigan Finance Authority,Revenue Bonds, Refunding (McLaren Health Care Corp. Obligated Group) Ser. D2	1.20	4/13/2028	5,000,000	[a] 4,543,315
Michigan Finance Authority,Revenue Bonds, Refunding (Trinity Health Credit Corp. Obligated Group)	4.00	12/1/2036	3,000,000	3,042,822
Michigan Finance Authority,Revenue Bonds, Refunding (Trinity Health Credit Corp. Obligated Group)	4.00	12/1/2035	2,500,000	2,544,379
Utica Community Schools,GO (Insured; Qualified School Board Loan Fund)	5.00	5/1/2033	5,470,000	6,345,242
Western Michigan University,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2029	600,000	659,595
				20,488,998
Minnesota - 1.4%
Minneapolis-St. Paul Metropolitan Airports Commission,Revenue Bonds, Ser. B	5.00	1/1/2039	5,000,000	5,391,736
Minneapolis-St. Paul Metropolitan Airports Commission,Revenue Bonds, Ser. B	5.00	1/1/2031	3,980,000	4,310,295
Minnesota,GO, Refunding, Ser. D	3.00	10/1/2030	6,560,000	6,516,146
Minnesota Higher Education Facilities Authority,Revenue Bonds (University of St. Thomas) Ser. A	5.00	10/1/2039	3,810,000	4,215,972
Minnesota Higher Education Facilities Authority,Revenue Bonds (University of St. Thomas) Ser. A	5.00	10/1/2038	3,620,000	4,024,012
Minnesota Housing Finance Agency,Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	310,000	311,215
				24,769,376
Missouri - 1.7%
Cape Girardeau County Industrial Development Authority,Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2029	1,700,000	1,850,815
Cape Girardeau County Industrial Development Authority,Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2030	5,845,000	6,432,947
Cape Girardeau County Industrial Development Authority,Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2031	6,965,000	7,755,227
Cape Girardeau County Industrial Development Authority,Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2026	1,000,000	1,031,873
Cape Girardeau County Industrial Development Authority,Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2027	1,400,000	1,475,945
Cape Girardeau County Industrial Development Authority,Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2028	1,655,000	1,774,507
Grain Valley No R-V School District,GO, Ser. A	5.00	3/1/2038	5,250,000	5,534,538
Kansas City Industrial Development Authority,Revenue Bonds (Kansas City International Airport)	4.00	3/1/2035	2,000,000	2,038,472

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Missouri - 1.7% (continued)
Kansas City Industrial Development Authority,Revenue Bonds (Kansas City International Airport)	4.00	3/1/2034	3,500,000	3,571,550
				31,465,874
Montana - .1%
Montana Board of Housing,Revenue Bonds, Ser. A2	3.50	6/1/2044	650,000	648,321
Montana Facility Finance Authority,Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2027	500,000	527,876
Montana Facility Finance Authority,Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2029	1,200,000	1,303,248
				2,479,445
Nebraska - .4%
Central Plains Energy,Revenue Bonds, Refunding (Project No. 4) Ser. A	5.00	11/1/2029	5,000,000	[a] 5,286,991
Nebraska Investment Finance Authority,Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. C	5.50	9/1/2053	2,470,000	2,639,447
				7,926,438
Nevada - 1.7%
Clark County,Revenue Bonds	5.00	7/1/2040	10,000,000	11,223,520
Clark County Water Reclamation District,GO, Refunding	3.00	7/1/2031	2,520,000	2,427,412
Las Vegas Valley Water District,GO, Refunding, Ser. C	4.00	6/1/2036	6,295,000	6,580,647
Nevada,GO, Refunding, Ser. A	3.00	5/1/2035	4,755,000	4,531,650
Nevada Housing Division,Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	1,465,000	1,472,725
Washoe County,Revenue Bonds, Refunding (Sierra Pacific Power Co.) Ser. B	3.63	10/1/2029	4,015,000	[a] 4,033,063
				30,269,017
New Jersey - 3.9%
Casino Reinvestment Development Authority,Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2033	1,000,000	1,137,210
Casino Reinvestment Development Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2034	2,300,000	2,632,027
Casino Reinvestment Development Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2035	1,600,000	1,816,753
Casino Reinvestment Development Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2036	1,250,000	1,410,886
Casino Reinvestment Development Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2031	1,315,000	1,471,987
Casino Reinvestment Development Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2030	1,000,000	1,110,781
Casino Reinvestment Development Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2033	2,400,000	2,729,305
Casino Reinvestment Development Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2032	1,355,000	1,526,634

Statement of Investments (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
New Jersey - 3.9% (continued)
Fair Lawn,GO	2.00	9/1/2029	2,215,000		2,064,702
New Jersey,GO (COVID-19 Emergency Bonds) Ser. A	3.00	6/1/2032	5,000,000		4,930,640
New Jersey Economic Development Authority,Revenue Bonds (Sustainable Bond) Ser. QQQ	4.00	6/15/2034	1,000,000		1,031,474
New Jersey Health Care Facilities Financing Authority,Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2026	1,000,000		1,037,609
New Jersey Health Care Facilities Financing Authority,Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2025	1,060,000		1,077,084
New Jersey Transportation Trust Fund Authority,Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	6/15/2025	4,245,000		4,340,775
New Jersey Transportation Trust Fund Authority,Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2032	7,300,000		8,314,834
Sussex County,GO, Refunding	2.00	6/15/2030	1,945,000		1,773,963
Sussex County,GO, Refunding	2.00	6/15/2029	1,945,000		1,817,921
Tobacco Settlement Financing Corp.,Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	8,400,000		8,820,086
Tobacco Settlement Financing Corp.,Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000		12,613,021
Tobacco Settlement Financing Corp.,Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	10,000,000		10,517,177
				72,174,869
New Mexico - .3%
New Mexico Mortgage Finance Authority,Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	3/1/2053	1,785,000		1,746,050
New Mexico Mortgage Finance Authority,Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. D	5.30	9/1/2048	2,990,000		3,119,519
				4,865,569
New York - 14.0%
Battery Park Authority,Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/1/2048	4,500,000		4,989,565
Metropolitan Transportation Authority,Revenue Bonds, Refunding (Sustainable Bond) Ser. B	5.00	11/15/2027	2,365,000		2,525,824
Metropolitan Transportation Authority,Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	5.00	11/15/2036	9,025,000		9,347,568
Metropolitan Transportation Authority,Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	7,400,000		7,576,955
Metropolitan Transportation Authority,Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000		1,674,173
Metropolitan Transportation Authority,Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000		10,383,885
Metropolitan Transportation Authority Hudson Rail Yards Trust,Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000		5,006,793
New York City,GO (JPMorgan Chase Bank N.A.) Ser. 1	4.00	3/1/2040	3,200,000	[e]	3,200,000
New York City,GO (LOC; Bank of America NA) Ser. E2	3.10	8/1/2034	5,500,000	[e]	5,500,000
New York City,GO (LOC; Mizuho Bank Ltd.) Ser. G6	3.05	4/1/2042	2,600,000	[e]	2,600,000
New York City,GO, Refunding, Ser. F1	5.00	8/1/2030	10,000,000		11,290,879
New York City,GO, Ser. B4	3.15	10/1/2046	8,100,000	[e]	8,100,000
New York City,GO, Ser. C	5.25	3/1/2047	5,000,000		5,569,959
New York City,GO, Ser. C1	5.00	9/1/2039	5,000,000		5,710,421

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
New York - 14.0% (continued)
New York City,GO, Ser. C1	5.00	9/1/2044	2,500,000		2,769,835
New York City,GO, Ser. D	5.00	4/1/2038	1,605,000		1,838,827
New York City,GO, Ser. D1	4.00	3/1/2042	1,500,000		1,499,645
New York City Housing Development Corp.,Revenue Bonds (Sustainable Bond)	2.15	11/1/2028	1,290,000		1,215,997
New York City Housing Development Corp.,Revenue Bonds, Ser. A1	3.38	11/15/2029	3,000,000		3,000,299
New York City Industrial Development Agency,Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2028	1,350,000		1,448,769
New York City Industrial Development Agency,Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2029	2,000,000		2,181,155
New York City Municipal Water Finance Authority,Revenue Bonds, Refunding, Ser. AA	3.10	6/15/2048	6,000,000	[e]	6,000,000
New York City Transitional Finance Authority,Revenue Bonds, Refunding, Ser. B1	5.00	11/1/2037	4,000,000		4,635,814
New York City Transitional Finance Authority,Revenue Bonds, Ser. B3	3.90	11/1/2042	7,000,000	[e]	7,000,000
New York City Transitional Finance Authority,Revenue Bonds, Ser. B5	2.95	8/1/2042	3,000,000	[e]	3,000,000
New York City Transitional Finance Authority,Revenue Bonds, Ser. E1	5.00	2/1/2037	5,000,000		5,114,757
New York City Transitional Finance Authority,Revenue Bonds, Ser. F1	5.00	2/1/2037	700,000		806,379
New York City Transitional Finance Authority,Revenue Bonds, Ser. F1	5.00	2/1/2044	8,145,000		8,955,855
New York City Transitional Finance Authority,Revenue Bonds, Ser. G1	5.00	5/1/2043	5,000,000		5,585,347
New York Liberty Development Corp.,Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	15,400,000	[f]	15,412,891
New York Liberty Development Corp.,Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	3,500,000	[f]	3,506,851
New York Liberty Development Corp.,Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.45	11/15/2029	5,000,000		4,394,427
New York Liberty Development Corp.,Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	5,000,000		4,253,694
New York State Dormitory Authority,Revenue Bonds, Refunding, Ser. A	4.00	3/15/2034	7,500,000		7,927,327
New York State Dormitory Authority,Revenue Bonds, Refunding, Ser. A	4.00	3/15/2038	5,000,000		5,136,473
New York State Dormitory Authority,Revenue Bonds, Refunding, Ser. A1	5.00	3/15/2040	10,000,000		11,217,075
New York State Dormitory Authority,Revenue Bonds, Ser. A	5.00	3/15/2038	8,815,000		9,142,174
New York State Mortgage Agency,Revenue Bonds, Refunding, Ser. 189	3.25	4/1/2025	1,000,000		999,333
New York State Mortgage Agency,Revenue Bonds, Refunding, Ser. 220	2.40	10/1/2034	10,545,000		8,922,585
New York State Mortgage Agency,Revenue Bonds, Ser. 223	2.65	10/1/2034	7,020,000		6,229,914

Statement of Investments (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
New York - 14.0% (continued)
New York Transportation Development Corp.,Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000		2,499,903
New York Transportation Development Corp.,Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000		1,999,911
Port Authority of New York & New Jersey,Revenue Bonds, Refunding, Ser. 234	5.25	8/1/2047	5,000,000		5,375,173
St. Lawrence County Industrial Development Agency,Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2032	595,000		642,456
Triborough Bridge & Tunnel Authority,Revenue Bonds, Refunding	4.00	11/15/2037	1,150,000		1,186,829
Triborough Bridge & Tunnel Authority,Revenue Bonds, Refunding	4.00	11/15/2034	1,170,000		1,241,061
Triborough Bridge & Tunnel Authority,Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2037	4,980,000		5,196,337
Triborough Bridge & Tunnel Authority,Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2035	5,000,000		5,292,973
Triborough Bridge & Tunnel Authority,Revenue Bonds, Refunding, Ser. A	0.00	11/15/2029	10,000,000	[b]	8,471,260
Triborough Bridge & Tunnel Authority,Revenue Bonds, Refunding, Ser. C2	3.00	5/15/2033	4,800,000		4,830,491
Troy Capital Resource Corp.,Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000		1,789,311
Webster Central School District,GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2030	1,180,000		1,068,119
				255,265,269
Ohio - 1.8%
Cuyahoga County,Revenue Bonds (Ballpark Imp Project) Ser. A	4.00	1/1/2037	4,185,000		4,383,347
Montgomery County,Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2037	695,000		701,631
Montgomery County,Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	5.00	8/1/2036	500,000		542,700
Ohio Air Quality Development Authority,Revenue Bonds (Ohio Valley Electric Corp.)	2.60	10/1/2029	2,500,000	[a]	2,311,487
Ohio Higher Educational Facility Commission,Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	3,205,000		3,045,481
Ohio Higher Educational Facility Commission,Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2037	4,835,000		4,761,160
Ohio Housing Finance Agency,Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	640,000		645,641
Ohio Housing Finance Agency,Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	1,005,000		1,008,152
Ohio Water Development Authority Water Pollution Control Loan Fund,Revenue Bonds, Ser. C	3.05	12/1/2054	4,900,000	[e]	4,900,000
The University of Akron,Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	5,000,000		5,147,289
Wadsworth School District,GO	3.00	12/1/2045	2,040,000		1,626,005
Wadsworth School District,GO	4.00	12/1/2056	1,500,000		1,436,187
Warrensville Heights School District,GO, Refunding (Insured; Build America Mutual)	5.00	12/1/2044	600,000		602,070

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Ohio - 1.8% (continued)
Warrensville Heights School District,GO, Refunding (Insured; Build America Mutual)	5.00	12/1/2024	1,440,000	[d]	1,447,013
				32,558,163
Oklahoma - .5%
Oklahoma,GO	2.00	3/1/2029	5,190,000		4,839,597
Oklahoma Industries Authority,Revenue Bonds	5.00	4/1/2034	1,000,000		1,167,230
Oklahoma Industries Authority,Revenue Bonds	5.00	4/1/2033	3,000,000		3,469,271
				9,476,098
Oregon - 1.8%
Oregon Business Development Commission,Revenue Bonds (Intel Corp. Project) Ser. 232	3.80	6/15/2028	7,000,000	[a]	7,170,231
Oregon Coast Community College District,GO (Insured; School Board Guaranty)	5.00	6/15/2034	300,000	[g]	330,102
Oregon Coast Community College District,GO (Insured; School Board Guaranty)	5.00	6/15/2035	275,000	[g]	300,922
Oregon Coast Community College District,GO (Insured; School Board Guaranty)	5.00	6/15/2036	280,000	[g]	304,540
Oregon Coast Community College District,GO (Insured; School Board Guaranty)	5.00	6/15/2031	325,000	[g]	349,128
Oregon Coast Community College District,GO (Insured; School Board Guaranty)	5.00	6/15/2030	225,000	[g]	239,229
Oregon Coast Community College District,GO (Insured; School Board Guaranty)	5.00	6/15/2033	300,000	[g]	327,804
Oregon Coast Community College District,GO (Insured; School Board Guaranty)	5.00	6/15/2032	350,000	[g]	379,535
Oregon Health & Science University,Revenue Bonds, Refunding, Ser. B2	5.00	2/1/2032	5,500,000	[a]	6,126,546
Oregon Housing & Community Services Department,Revenue Bonds, Ser. A	4.00	1/1/2047	445,000		445,275
Portland Sewer System,Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000		13,907,670
Salem Hospital Facility Authority,Revenue Bonds, Refunding (Salem Health Project) Ser. A	5.00	5/15/2038	2,095,000		2,220,086
				32,101,068
Pennsylvania - 5.9%
Allegheny County Airport Authority,Revenue Bonds, Ser. A	5.00	1/1/2027	2,000,000		2,075,480
Allegheny County Higher Education Building Authority,Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2029	1,005,000		1,092,050
Chester County Health & Education Facilities Authority,Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000		2,121,036
Commonwealth Financing Authority,Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2031	3,500,000		3,742,090
Commonwealth Financing Authority,Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2030	4,000,000		4,284,776
Delaware Valley Regional Finance Authority,Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000		912,014
Geisinger Authority,Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	12,665,000	[a]	13,171,986
Geisinger Authority,Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2030	5,000,000	[a]	5,473,301

Statement of Investments (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Pennsylvania - 5.9% (continued)
Montgomery County Higher Education & Health Authority,Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,155,000	1,165,657
Pennsylvania,GO	3.00	5/15/2034	5,280,000	5,042,550
Pennsylvania,GO	3.00	5/15/2035	3,000,000	2,837,970
Pennsylvania,GO	3.50	3/1/2031	5,000,000	5,037,661
Pennsylvania Economic Development Financing Authority,Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000	3,780,803
Pennsylvania Higher Educational Facilities Authority,Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2031	2,505,000	2,556,669
Pennsylvania Higher Educational Facilities Authority,Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2032	1,355,000	1,378,415
Pennsylvania Higher Educational Facilities Authority,Revenue Bonds, Ser. AT-1	5.00	6/15/2029	4,935,000	5,098,919
Pennsylvania Housing Finance Agency,Revenue Bonds (Sustainable Bond) Ser. 143A	4.95	10/1/2038	9,000,000	9,678,011
Pennsylvania Housing Finance Agency,Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	4,690,000	4,699,777
Pennsylvania Housing Finance Agency,Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	645,000	645,780
Pennsylvania Housing Finance Agency,Revenue Bonds, Ser. 118B	3.80	10/1/2035	3,000,000	3,002,397
Pennsylvania Turnpike Commission,Revenue Bonds, Refunding	5.00	12/1/2038	10,000,000	10,416,046
Philadelphia Airport,Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,125,000	1,142,205
Philadelphia Airport,Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	2,475,000	2,627,075
Philadelphia Industrial Development Authority,Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2025	850,000	869,116
Philadelphia Industrial Development Authority,Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2029	1,000,000	1,078,397
Philadelphia Industrial Development Authority,Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2028	1,000,000	1,064,831
State Public School Building Authority,Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2031	5,000,000	5,187,886
The Pennsylvania University,Revenue Bonds, Ser. A	5.00	9/1/2042	5,000,000	5,185,220
The Philadelphia School District,GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	500,000	528,746
The Philadelphia School District,GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2026	500,000	520,787
The Philadelphia School District,GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2024	600,000	600,000
The Philadelphia School District,GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2025	500,000	510,214
West Mifflin School District,GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2028	1,000,000	1,042,572
				108,570,437
Rhode Island - 2.0%
Rhode Island,GO, Ser. A	5.00	8/1/2038	14,075,000	15,891,531

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Rhode Island - 2.0% (continued)
Rhode Island Health & Educational Building Corp.,Revenue Bonds (Providence College)	5.00	11/1/2047	2,045,000	2,078,239
Rhode Island Health & Educational Building Corp.,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	5/15/2040	1,315,000	1,473,181
Rhode Island Health & Educational Building Corp.,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	5/15/2041	2,490,000	2,764,204
Rhode Island Health & Educational Building Corp.,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	5/15/2042	4,750,000	5,248,416
Rhode Island Housing & Mortgage Finance Corp.,Revenue Bonds (Insured; Government National Mortgage Association) Ser. 70	4.00	10/1/2049	2,030,000	2,039,479
Rhode Island Housing & Mortgage Finance Corp.,Revenue Bonds (Sustainable Bond) Ser. 76A	3.00	10/1/2051	5,375,000	5,277,502
Rhode Island Housing & Mortgage Finance Corp.,Revenue Bonds (Sustainable Bond) Ser. 76A	5.00	10/1/2026	300,000	313,793
Rhode Island Housing & Mortgage Finance Corp.,Revenue Bonds (Sustainable Bond) Ser. 76A	5.00	4/1/2029	535,000	583,322
Rhode Island Housing & Mortgage Finance Corp.,Revenue Bonds (Sustainable Bond) Ser. 76A	5.00	4/1/2027	500,000	528,156
Rhode Island Housing & Mortgage Finance Corp.,Revenue Bonds (Sustainable Bond) Ser. 76A	5.00	10/1/2028	525,000	569,677
				36,767,500
South Carolina - .7%
South Carolina Public Service Authority,Revenue Bonds (Santee Cooper) Ser. A	4.00	12/1/2037	2,750,000	2,781,902
South Carolina Public Service Authority,Revenue Bonds (Santee Cooper) Ser. A	5.00	12/1/2033	3,750,000	4,213,020
South Carolina Public Service Authority,Revenue Bonds, Refunding, Ser. A	5.00	12/1/2031	5,050,000	5,579,025
				12,573,947
Tennessee - 1.2%
Knoxville,GO, Refunding	3.00	5/1/2036	2,830,000	2,691,456
Nashville & Davidson County Metropolitan Government,GO, Refunding	2.50	1/1/2029	5,000,000	4,832,154
Tennessee Energy Acquisition Corp.,Revenue Bonds, Refunding (Gas Project) Ser A1	5.00	5/1/2028	1,105,000	[a] 1,151,916
Tennessee Housing Development Agency,Revenue Bonds, Ser. 1B	3.50	1/1/2047	480,000	478,937
Tennessee Housing Development Agency,Revenue Bonds, Ser. 2B	4.00	1/1/2042	510,000	512,061
The Metropolitan Nashville Airport Authority,Revenue Bonds, Ser. B	5.00	7/1/2026	1,900,000	1,966,299
The Metropolitan Nashville Airport Authority,Revenue Bonds, Ser. B	5.00	7/1/2033	1,000,000	1,069,555
The Metropolitan Nashville Airport Authority,Revenue Bonds, Ser. B	5.00	7/1/2039	6,000,000	6,313,505
Williamson County,GO	3.10	4/1/2035	2,185,000	2,104,614
				21,120,497

Statement of Investments (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Texas - 12.3%
Alief Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2040	3,445,000	3,547,830
Alief Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2039	3,605,000	3,736,762
Arlington,Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	4,180,000	4,201,745
Arlington Independent School District,GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,000,000	1,131,896
Arlington Independent School District,GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2040	2,000,000	2,247,038
Austin Airport System,Revenue Bonds, Refunding	5.00	11/15/2025	5,000,000	5,110,331
Bexar County,Revenue Bonds, Refunding (Tax Exempt Venue Project)	5.00	8/15/2027	1,110,000	1,163,242
Central Texas Regional Mobility Authority,Revenue Bonds, Refunding, Ser. D	4.00	1/1/2035	6,000,000	6,212,927
Central Texas Turnpike System,Revenue Bonds, Refunding, Ser. C	5.00	8/15/2036	10,000,000	11,292,304
Clifton Higher Education Finance Corp.,Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2033	2,220,000	2,352,409
Clifton Higher Education Finance Corp.,Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2035	1,100,000	1,155,498
Dallas Fort Worth International Airport,Revenue Bonds, Refunding, Ser. B	5.00	11/1/2031	5,000,000	5,679,729
Dallas Fort Worth International Airport,Revenue Bonds, Refunding, Ser. C	5.00	11/1/2031	5,000,000	5,479,642
Dallas Hotel Occupancy,Revenue Bonds, Refunding	4.00	8/15/2038	2,000,000	1,915,731
Dallas Hotel Occupancy,Revenue Bonds, Refunding	4.00	8/15/2035	2,000,000	1,981,927
Dallas Hotel Occupancy,Revenue Bonds, Refunding	4.00	8/15/2028	2,220,000	2,242,626
Dallas Hotel Occupancy,Revenue Bonds, Refunding	4.00	8/15/2036	1,000,000	975,616
Dallas Hotel Occupancy,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	8/15/2038	1,000,000	995,076
Danbury Higher Education Authority,Revenue Bonds, Ser. A	4.00	8/15/2049	690,000	589,602
Danbury Higher Education Authority,Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000	1,000,401
Fort Bend Grand Parkway Toll Road Authority,Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	3/1/2035	4,310,000	4,049,422
Fort Bend Grand Parkway Toll Road Authority,Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	3/1/2036	4,330,000	4,027,721
Fort Worth Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,000,000	1,140,056
Fort Worth Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2038	1,000,000	1,149,231
Greater Texoma Utility Authority,Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2039	5,635,000	6,195,104

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Texas - 12.3% (continued)
Greater Texoma Utility Authority,Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	10/1/2036	1,965,000		2,179,160
Harris County Cultural Education Facilities Finance Corp.,Revenue Bonds, Refunding (Memorial Hermann Health System Obligated Group)	5.00	12/1/2026	11,185,000	[a]	11,717,970
Harris County Cultural Education Facilities Finance Corp.,Revenue Bonds, Refunding (Memorial Hermann Health System Obligated Group) Ser. C	5.00	7/1/2029	5,750,000	[a]	6,259,392
Harris County Cultural Education Facilities Finance Corp.,Revenue Bonds, Refunding (Texas Children's Hospital Obligated Group)	5.00	10/1/2031	5,000,000	[a]	5,582,471
Hidalgo County Regional Mobility Authority,Revenue Bonds, Ser. A	4.00	12/1/2037	1,545,000		1,561,507
Hidalgo County Regional Mobility Authority,Revenue Bonds, Ser. A	4.00	12/1/2038	1,855,000		1,864,603
Hidalgo County Regional Mobility Authority,Revenue Bonds, Ser. A	5.00	12/1/2033	500,000		545,459
Hidalgo County Regional Mobility Authority,Revenue Bonds, Ser. A	5.00	12/1/2029	250,000		268,074
Hidalgo County Regional Mobility Authority,Revenue Bonds, Ser. A	5.00	12/1/2030	500,000		542,214
Hidalgo County Regional Mobility Authority,Revenue Bonds, Ser. A	5.00	12/1/2028	100,000		105,885
Hidalgo County Regional Mobility Authority,Revenue Bonds, Ser. A	5.00	12/1/2032	300,000		327,738
Hidalgo County Regional Mobility Authority,Revenue Bonds, Ser. A	5.00	12/1/2031	985,000		1,077,579
Houston,GO, Refunding, Ser. A	3.00	3/1/2037	2,305,000		2,109,736
Houston,GO, Refunding, Ser. A	3.00	3/1/2036	1,500,000		1,390,086
Houston,GO, Refunding, Ser. A	5.00	3/1/2039	5,465,000		6,166,930
Houston Community College System,GO, Refunding	4.00	2/15/2036	5,000,000		5,080,068
Houston Hotel Occupancy,Revenue Bonds, Refunding	5.00	9/1/2028	1,350,000		1,462,706
Houston Hotel Occupancy,Revenue Bonds, Refunding	5.00	9/1/2026	1,750,000		1,827,259
Houston Hotel Occupancy,Revenue Bonds, Refunding	5.00	9/1/2027	1,720,000		1,831,592
Lower Colorado River Authority,Revenue Bonds, Refunding (LCRA Transmission Services) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/15/2041	2,135,000		2,359,547
North Texas Tollway Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2034	5,015,000		5,096,541
North Texas Tollway Authority,Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	8,650,000		8,884,748
North Texas Tollway Authority,Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	3,000,000		3,017,624
North Texas Tollway Authority,Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,750,000		1,789,590
North Texas Tollway Authority,Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000		1,915,224
Pewitt Consolidated Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,110,000		1,233,157
San Antonio Electric & Gas Systems,Revenue Bonds, Refunding, Ser. C	5.00	2/1/2035	2,780,000		3,213,157

Statement of Investments (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Texas - 12.3% (continued)
San Antonio Texas Electric & Gas Systems,Revenue Bonds, Refunding	4.00	2/1/2030	5,740,000		5,803,022
Southwest Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2041	2,000,000		2,208,244
Southwest Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2040	1,965,000		2,179,091
Southwest Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2039	1,500,000		1,672,427
Tarrant County Cultural Education Facilities Finance Corp.,Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A	5.00	7/1/2032	2,750,000	[a]	3,074,362
Texas Municipal Gas Acquisition & Supply Corp. IV,Revenue Bonds, Ser. B	5.50	1/1/2034	8,000,000	[a]	9,015,865
Texas Private Activity Bond Surface Transportation Corp.,Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2034	1,500,000		1,530,869
Texas Private Activity Bond Surface Transportation Corp.,Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2035	1,330,000		1,354,688
Texas Private Activity Bond Surface Transportation Corp.,Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2035	1,250,000		1,270,685
Texas Private Activity Bond Surface Transportation Corp.,Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2033	2,750,000		2,819,044
Texas Private Activity Bond Surface Transportation Corp.,Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2033	1,215,000		1,244,272
Texas Private Activity Bond Surface Transportation Corp.,Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2034	1,500,000		1,533,704
Texas Public Finance Authority,Revenue Bonds, Refunding	4.00	2/1/2039	2,000,000		2,025,398
Texas Tech University System,Revenue Bonds, Refunding, Ser. A	5.00	2/15/2040	3,750,000		4,213,197
Texas Water Development Board,Revenue Bonds	4.50	10/15/2037	5,700,000		6,205,491
Texas Water Development Board,Revenue Bonds	5.00	8/1/2031	9,575,000		10,928,054
The Mesquite Housing Finance Corp.,Revenue Bonds (Palladium Carver Living)	3.35	8/1/2027	2,750,000	[a]	2,775,716
Van Alstyne Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2043	1,495,000		1,654,615
Van Alstyne Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2044	1,555,000		1,714,302
Van Alstyne Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2041	1,360,000		1,519,041
Van Alstyne Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2042	1,425,000		1,584,040
				225,310,010
U.S. Related - .3%
Guam,Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000		2,066,773
Guam,Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000		2,069,440
Puerto Rico,GO, Ser. A	0.00	7/1/2033	25,549	[b]	17,220
Puerto Rico,GO, Ser. A1	4.00	7/1/2037	15,316		14,984

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
U.S. Related - .3% (continued)
Puerto Rico,GO, Ser. A1	4.00	7/1/2035	17,845		17,613
Puerto Rico,GO, Ser. A1	4.00	7/1/2046	21,657		20,109
Puerto Rico,GO, Ser. A1	4.00	7/1/2041	20,824		19,792
Puerto Rico,GO, Ser. A1	4.00	7/1/2033	19,853		19,706
Puerto Rico,GO, Ser. A1	5.38	7/1/2025	11,041		11,119
Puerto Rico,GO, Ser. A1	5.63	7/1/2027	21,911		22,823
Puerto Rico,GO, Ser. A1	5.63	7/1/2029	21,555		23,189
Puerto Rico,GO, Ser. A1	5.75	7/1/2031	20,936		23,198
Puerto Rico,Notes	0.00	11/1/2043	122,467	[e]	77,614
Puerto Rico Electric Power Authority,Revenue Bonds, Refunding, Ser. ZZ	5.25	7/1/2018	2,500,000	[h]	1,343,750
				5,747,330
Utah - 1.2%
Intermountain Power Agency,Revenue Bonds, Ser. A	5.00	7/1/2042	4,000,000		4,401,680
Jordan School District,GO (Insured; School Board Guaranty)	2.00	6/15/2033	1,250,000		1,063,747
Jordan School District,GO (Insured; School Board Guaranty)	2.00	6/15/2032	1,225,000		1,060,040
Nebo School District,GO, Refunding (Insured; School Bond Guaranty)	2.00	7/1/2033	4,490,000		3,781,192
Salt Lake City,Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000		2,488,410
Salt Lake City,Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000		2,077,195
Salt Lake City,Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000		2,600,680
Vineyard Redevelopment Agency,Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2030	215,000		238,653
Vineyard Redevelopment Agency,Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2031	235,000		263,246
Vineyard Redevelopment Agency,Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2028	225,000		242,283
Vineyard Redevelopment Agency,Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2029	200,000		219,281
Wasatch County School District Board of Education,GO (Insured; School Board Guaranty)	3.00	2/1/2032	3,490,000		3,450,198
				21,886,605
Vermont - .6%
Vermont Educational & Health Buildings Financing Agency,Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000		10,256,509
Washington - 4.4%
Central Puget Sound Regional Transit Authority,Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	10,000,000		9,547,959
Grant County Public Utility District No. 2,Revenue Bonds, Refunding (Priest Rapids Hydroelectric Project)	5.00	1/1/2036	10,000,000		11,631,847
King County Housing Authority,Revenue Bonds (Kirkland Heights Project) Ser. A	5.00	1/1/2028	5,225,000		5,332,272
Port of Seattle,Revenue Bonds, Refunding	5.00	8/1/2028	5,000,000		5,313,603

Statement of Investments (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Washington - 4.4% (continued)
Port of Seattle,Revenue Bonds, Refunding, Ser. C	5.00	8/1/2030	2,800,000		3,038,388
Port of Seattle,Revenue Bonds, Ser. A	5.00	5/1/2026	5,000,000		5,147,457
Snohomish County,GO, Refunding, Ser. A	2.00	12/1/2032	5,450,000		4,674,149
Washington,GO, Refunding, Ser. C	5.00	2/1/2040	5,000,000		5,685,117
Washington,GO, Refunding, Ser. R-2023B	5.00	7/1/2038	11,690,000		13,375,205
Washington Health Care Facilities Authority,Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000		2,630,608
Washington Health Care Facilities Authority,Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	3.00	12/1/2034	435,000	[f]	407,151
Washington Health Care Facilities Authority,Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	3.00	12/1/2035	445,000	[f]	410,608
Washington Health Care Facilities Authority,Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	3/1/2038	4,500,000		4,525,555
Washington Health Care Facilities Authority,Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2027	2,175,000		2,251,435
Washington Health Care Facilities Authority,Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2025	1,700,000		1,721,155
Washington Health Care Facilities Authority,Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2026	2,000,000		2,046,036
Washington Higher Education Facilities Authority,Revenue Bonds (Seattle University Project)	5.00	5/1/2027	500,000		524,595
Washington Higher Education Facilities Authority,Revenue Bonds (Seattle University Project)	5.00	5/1/2029	500,000		542,053
Washington Higher Education Facilities Authority,Revenue Bonds (Seattle University Project)	5.00	5/1/2032	500,000		543,834
Washington Higher Education Facilities Authority,Revenue Bonds (Seattle University Project)	5.00	5/1/2031	790,000		861,260
				80,210,287
Wisconsin - .2%
Wisconsin Health & Educational Facilities Authority,Revenue Bonds, Refunding (Ascension Health Credit Group) Ser. A	5.00	11/15/2039	4,000,000		4,087,497
Total Long-Term Municipal Investments (cost $1,856,437,018)			1,841,447,764

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 2.3%
U.S. Government Securities
U.S. Treasury Bills	5.28	9/10/2024	12,200,000	[i]	12,187,623
U.S. Treasury Bills	5.34	9/12/2024	18,425,000	[i]	18,400,978
U.S. Treasury Bills	5.26	9/5/2024	11,600,000	[i]	11,596,639
Total Short-Term Investments (cost $42,172,849)			42,185,240
Total Investments (cost $1,898,609,867)			103.1%	1,883,633,004
Liabilities, Less Cash and Receivables			(3.1%)	(56,366,460)
Net Assets			100.0%	1,827,266,544

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities were valued at $19,737,501 or 1.08% of net assets.

g Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

h Non-income producing—security in default.

i Security is a discount security. Income is recognized through the accretion of discount.

BNY Mellon National Intermediate Municipal Bond Fund
Futures
Description	Number of Contracts	Expiration	Notional Value($)	Market Value ($)	Unrealized Appreciation ($)
Futures Short
U.S. Treasury Ultra Long Bond	43	12/19/2024	5,696,075	5,673,313	22,762
Gross Unrealized Appreciation				22,762

See notes to financial statements.

Statement of Investments (continued)

BNY Mellon National Short-Term Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.3%
Alabama - 4.6%
Black Belt Energy Gas District,Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	5,000,000	[a]	5,024,347
Black Belt Energy Gas District,Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2025	300,000		301,244
Black Belt Energy Gas District,Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2026	450,000		454,548
Black Belt Energy Gas District,Revenue Bonds, Refunding, Ser. D1	4.00	12/1/2025	420,000		423,151
Jefferson County,Revenue Bonds, Refunding	5.00	10/1/2027	1,000,000		1,056,285
Southeast Energy Authority A Cooperative District,Revenue Bonds (Project No. 4) Ser. B1	5.00	8/1/2025	1,500,000		1,522,876
Southeast Energy Authority A Cooperative District,Revenue Bonds (Project No. 4) Ser. B1	5.00	8/1/2028	7,360,000	[a]	7,698,744
The Southeast Alabama Gas Supply District,Revenue Bonds, Refunding (Project No. 2) Ser. B	5.00	5/1/2026	750,000		763,822
				17,245,017
Arizona - 3.3%
Arizona Industrial Development Authority,Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2028	4,000,000		4,271,264
Chandler Industrial Development Authority,Revenue Bonds (Intel Corp. Project)	4.00	6/1/2029	2,000,000	[a]	2,026,124
Maricopa County Industrial Development Authority,Revenue Bonds (Banner Health Obligated Group) Ser. A1	5.00	5/15/2026	2,750,000	[a]	2,836,397
Maricopa County Industrial Development Authority,Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. D	5.00	5/15/2026	3,125,000	[a]	3,228,301
				12,362,086
Arkansas - .3%
Arkansas Development Finance Authority,Revenue Bonds (Arkansas Division of Emergency Management Project)	4.00	6/1/2029	1,000,000		1,025,590
California - .7%
California Pollution Control Financing Authority,Revenue Bonds (Waste Management Incorporate Project) Ser. C	4.25	12/1/2027	1,000,000		1,015,703
California Public Finance Authority,Revenue Bonds (Sustainable Bond) (ENSO Village Project)	2.38	11/15/2028	575,000	[b]	563,802
Vernon Electric System,Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2026	600,000		622,271
Vernon Electric System,Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2025	500,000		508,574
				2,710,350
Colorado - 2.3%
Colorado Health Facilities Authority,Revenue Bonds (AdventHealth Obligated Group) Ser. A	5.00	11/15/2029	1,000,000	[a]	1,097,807
Colorado Health Facilities Authority,Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. B	5.00	8/17/2026	2,805,000	[a]	2,895,995

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Colorado - 2.3% (continued)
Colorado Housing & Finance Authority,Revenue Bonds, Refunding (Insured; Government National Mortgage Association Collateral) Ser. K	3.88	5/1/2050	1,590,000	1,597,218
Colorado Housing & Finance Authority,Revenue Bonds, Refunding (Sustainable Bond) (Insured; Government National Mortgage Association) Ser. B	3.00	5/1/2051	1,885,000	1,855,157
Colorado Housing & Finance Authority,Revenue Bonds, Ser. B	3.75	5/1/2050	1,190,000	1,191,030
				8,637,207
Connecticut - 1.3%
Connecticut Health & Educational Facilities Authority,Revenue Bonds (Yale University) Ser. A3	2.95	7/1/2049	2,000,000	[a] 2,002,426
Connecticut Health & Educational Facilities Authority,Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2026	200,000	205,899
Connecticut Health & Educational Facilities Authority,Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2025	600,000	601,629
Connecticut Housing Finance Authority,Revenue Bonds, Refunding, Ser. A1	4.00	11/15/2045	1,945,000	1,954,284
				4,764,238
Delaware - .3%
Delaware Housing Authority,Revenue Bonds (Insured; GNMA, FNMA, FHLMC)	6.00	1/1/2055	1,050,000	1,167,235
District of Columbia - 1.0%
Metropolitan Washington Airports Authority,Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	2,250,000	2,332,646
Metropolitan Washington Airports Authority,Revenue Bonds, Refunding, Ser. A	5.00	10/1/2025	1,500,000	1,531,291
				3,863,937
Florida - 5.1%
Brevard County School District,COP, Refunding, Ser. A	5.00	7/1/2028	1,750,000	1,902,850
Brevard County School District,COP, Refunding, Ser. A	5.00	7/1/2031	1,390,000	1,458,890
Broward County Port Facilities,Revenue Bonds, Ser. B	5.00	9/1/2025	1,875,000	1,908,494
Florida Insurance Assistance Interlocal Agency,Revenue Bonds, Refunding, Ser. A1	5.00	9/1/2027	2,500,000	2,598,606
Hialeah Utility System,Revenue Bonds, Refunding	5.00	10/1/2028	1,540,000	1,651,991
Hialeah Utility System,Revenue Bonds, Refunding	5.00	10/1/2027	1,465,000	1,548,782
Hillsborough County Industrial Development Authority,Revenue Bonds (BayCare Obligated Group) Ser. C	5.00	11/15/2029	3,510,000	3,886,829
Palm Beach County Housing Finance Authority,Revenue Bonds (Lakeside Commons)	5.00	4/1/2025	4,060,000	[a] 4,100,867
				19,057,309
Georgia - .8%
Main Street Natural Gas,Revenue Bonds, Ser. C	4.00	12/1/2025	1,000,000	1,007,501
The Burke County Development Authority,Revenue Bonds, Refunding (Vogtle Power Co. Plant)	3.38	3/12/2027	2,000,000	[a] 2,014,999
				3,022,500

Statement of Investments (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Hawaii - 1.0%
Hawaii Department of Budget & Finance,Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group)	5.00	7/1/2027	2,000,000		2,116,281
Hawaii Department of Budget & Finance,Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group)	5.00	7/1/2027	1,535,000		1,624,246
				3,740,527
Illinois - 6.4%
Chicago O'Hare International Airport,Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	2,000,000		2,010,492
Chicago Park District,GO, Refunding, Ser. C	5.00	1/1/2027	2,050,000		2,148,496
Chicago Park District,GO, Refunding, Ser. C	5.00	1/1/2026	1,025,000		1,052,921
Illinois,GO, Ser. B	5.00	5/1/2027	1,000,000		1,053,119
Illinois,GO, Ser. B	5.00	5/1/2028	1,050,000		1,126,098
Illinois,GO, Ser. C	5.00	5/1/2029	550,000		599,537
Illinois,Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2032	2,750,000		2,894,854
Illinois Finance Authority,Revenue Bonds (Clean Water Initiative)	5.00	1/1/2026	1,000,000		1,032,403
Illinois Housing Development Authority,Revenue Bonds (Ogden Commons)	4.00	7/1/2025	2,315,000	[a]	2,320,303
Illinois Toll Highway Authority,Revenue Bonds, Refunding, Ser. A	5.00	1/1/2028	1,250,000		1,348,386
Metropolitan Pier & Exposition Authority,Revenue Bonds, Refunding (McCormick Place Expansion Project) Ser. A	5.00	6/15/2029	3,000,000	[c]	3,184,036
Springfield IL Electric,Revenue Bonds, Refunding	5.00	3/1/2027	5,200,000		5,248,831
				24,019,476
Indiana - 3.6%
Indiana Finance Authority,Revenue Bonds (Deaconess Health System Obligated Group) Ser. A	4.00	9/1/2026	2,500,000	[d]	2,564,602
Indiana Finance Authority,Revenue Bonds (Indiana University Health Obligated Group) Ser. B1	5.00	7/1/2028	1,000,000	[a]	1,072,093
Indiana Finance Authority,Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. B	0.95	4/1/2026	3,300,000	[a]	3,195,703
Indiana Finance Authority,Revenue Bonds, Refunding (Newsfields)	4.00	2/1/2029	1,500,000		1,553,422
Indiana Finance Authority,Revenue Bonds, Ser. D	5.00	8/1/2031	5,000,000		5,222,254
				13,608,074
Iowa - .2%
Iowa Higher Education Loan Authority,Revenue Bonds (Des Moines University Project)	5.00	10/1/2025	570,000		578,854
Kentucky - 2.5%
Kentucky Property & Building Commission,Revenue Bonds, Refunding (Project No. 130) Ser. B	5.00	11/1/2027	3,750,000		4,009,690
Kentucky Public Energy Authority,Revenue Bonds, Ser. A	5.00	7/1/2028	1,000,000		1,047,130
Kentucky Public Energy Authority,Revenue Bonds, Ser. A	5.00	7/1/2027	550,000		571,188
Kentucky Public Energy Authority,Revenue Bonds, Ser. A	5.00	7/1/2026	500,000		514,119

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Kentucky - 2.5% (continued)
Rural Water Financing Agency,Revenue Bonds (Public Construction Project) Ser. A	3.90	11/1/2025	3,250,000	3,250,352
				9,392,479
Louisiana - .9%
Louisiana Local Government Environmental Facilities & Community Development Authority,Revenue Bonds (Louisiana Insurance Guaranty Association)	5.00	8/15/2025	3,150,000	3,213,188
Maine - .8%
Maine Housing Authority,Revenue Bonds, Ser. C	4.00	11/15/2050	1,465,000	1,471,583
Maine Housing Authority,Revenue Bonds, Ser. F	4.25	11/15/2048	1,580,000	1,593,064
				3,064,647
Massachusetts - 2.6%
Massachusetts,Revenue Bonds (Sustainable Bond) Ser. A	3.68	7/15/2026	10,000,000	9,919,320
Michigan - 2.1%
Michigan Strategic Fund,Revenue Bonds (Consumers Energy Co.)	1.80	10/1/2024	6,650,000	[a] 6,637,745
Van Buren Public Schools,GO (Insured; Qualified School Bond Loan Fund) Ser. III	5.00	5/1/2027	1,190,000	1,255,718
				7,893,463
Minnesota - 2.0%
Anoka-Hennepin Independent School District No. 11,GO, Ser. A	5.00	2/1/2028	1,040,000	1,096,572
Mankato Independent School District No. 77,GO, Ser. A	5.00	2/1/2027	1,220,000	1,289,512
Minneapolis,Revenue Bonds (Allina Health System) Ser. A	5.00	11/15/2028	1,215,000	[a] 1,306,349
Minnesota Higher Education Facilities Authority,Revenue Bonds (Sustainable Bond) (University of St. Thomas)	5.00	10/1/2027	3,000,000	[a] 3,154,395
Minnesota Housing Finance Agency,Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.50	7/1/2050	840,000	837,129
				7,683,957
Missouri - 2.9%
Cape Girardeau County Industrial Development Authority,Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2025	650,000	658,385
Jackson County,Revenue Bonds (RIRR Right of Way Project)	4.00	12/1/2026	1,345,000	1,361,660
Joplin Schools,GO, Refunding (Insured; Build America Mutual)	5.00	3/1/2028	2,000,000	2,151,160
Kansas Planned Industrial Expansion Authority,Revenue Bonds (The Depot on Old Santa Fe)	5.00	7/1/2027	3,150,000	[a] 3,285,146
Missouri Board of Public Buildings,Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000	2,001,941
Missouri Housing Development Commission,Revenue Bonds (First Place HomeOwnership Loan) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.50	11/1/2050	1,580,000	1,574,730
				11,033,022
Nebraska - 2.7%
Gretna Public Schools,GO (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2030	4,550,000	4,854,597

Statement of Investments (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Nebraska - 2.7% (continued)
Nebraska Investment Finance Authority,Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	9/1/2045	3,460,000		3,402,506
Nebraska Investment Finance Authority,Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. E	3.75	9/1/2049	1,875,000		1,864,917
				10,122,020
Nevada - 1.4%
Clark County,GO, Refunding, Ser. B	5.00	11/1/2028	5,000,000		5,239,042
New Hampshire - .7%
New Hampshire Health & Education Facilities Authority Act,Revenue Bonds, Refunding, Ser. A	3.30	8/3/2027	2,565,000	[a]	2,584,472
New Jersey - 1.9%
Casino Reinvestment Development Authority,Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2029	500,000		550,101
Casino Reinvestment Development Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2029	1,000,000		1,100,203
Casino Reinvestment Development Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2027	700,000		745,989
Casino Reinvestment Development Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2028	750,000		812,807
Passaic Valley Sewerage Commission,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. J	3.00	12/1/2028	4,090,000		4,091,795
				7,300,895
New York - 10.3%
Long Island Power Authority,Revenue Bonds, Ser. B	1.65	9/1/2024	7,000,000	[a]	7,000,000
New York City,GO, Refunding, Ser. F1	5.00	8/1/2026	2,000,000		2,094,384
New York City,GO, Ser. C	5.00	3/1/2027	2,000,000		2,117,948
New York City Housing Development Corp.,Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2	0.60	7/1/2025	1,965,000	[a]	1,919,306
New York City Housing Development Corp.,Revenue Bonds, Refunding (Sustainable Bond) Ser. E2	3.80	11/1/2063	2,400,000	[a]	2,443,894
New York City Transitional Finance Authority,Revenue Bonds, Refunding, Ser. D1	5.00	11/1/2027	2,500,000		2,694,394
New York State Dormitory Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2027	2,285,000		2,454,665
New York State Dormitory Authority,Revenue Bonds, Refunding, Ser. A	5.00	3/15/2029	1,000,000		1,107,903
New York State Housing Finance Agency,Revenue Bonds (Sustainable Bond) (Insured; SONYMA) Ser. M2	0.75	11/1/2025	3,950,000		3,806,552
New York State Housing Finance Agency,Revenue Bonds (Sustainable Bond) Ser. E	0.95	5/1/2025	1,000,000		979,285
New York State Housing Finance Agency,Revenue Bonds (Sustainable Bond) Ser. P	1.60	11/1/2024	1,085,000		1,081,654
New York State Mortgage Agency,Revenue Bonds, Refunding, Ser. 186	3.95	4/1/2025	2,275,000		2,275,236
Triborough Bridge & Tunnel Authority,BAN, Ser. B	5.00	3/15/2027	5,000,000		5,298,182

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.3% (continued)
New York - 10.3% (continued)
Triborough Bridge & Tunnel Authority,Revenue Bonds, Refunding, Ser. B2	5.00	5/15/2026	3,500,000	[a]	3,612,754
				38,886,157
North Dakota - .7%
Cass County Joint Water Resource District,Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.45	4/1/2027	2,500,000		2,512,493
Ohio - 3.0%
Lancaster Port Authority,Revenue Bonds, Refunding, Ser. A	5.00	2/1/2025	9,760,000	[a]	9,813,017
Ohio Housing Finance Agency,Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.25	3/1/2050	1,420,000		1,407,981
				11,220,998
Oklahoma - .6%
Oklahoma County Independent School District No. 89,GO, Ser. A	4.00	7/1/2028	2,000,000		2,095,556
Oregon - 1.3%
Oregon Business Development Commission,Revenue Bonds (Intel Corp. Project) Ser. 232	3.80	6/15/2028	3,000,000	[a]	3,072,956
Oregon Coast Community College District,GO (Insured; School Board Guaranty)	5.00	6/15/2026	115,000	[e]	114,659
Oregon Coast Community College District,GO (Insured; School Board Guaranty)	5.00	6/15/2028	200,000	[e]	206,685
Oregon Coast Community College District,GO (Insured; School Board Guaranty)	5.00	6/15/2027	125,000	[e]	126,908
Oregon Housing & Community Services Department,Revenue Bonds, Ser. D	4.75	1/1/2050	1,460,000		1,480,925
				5,002,133
Pennsylvania - 1.1%
Allegheny County Higher Education Building Authority,Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2026	1,660,000		1,711,091
Cumberland County Municipal Authority,Revenue Bonds (Penn Health Obligated Group)	5.00	11/1/2028	1,080,000		1,160,451
Pennsylvania Turnpike Commission,Revenue Bonds, Refunding (LOC; TD Bank NA)	2.98	12/1/2038	1,200,000	[f]	1,200,000
				4,071,542
Rhode Island - 3.5%
Rhode Island Health & Educational Building Corp.,Revenue Bonds (Warwick Issue) Ser. E	5.00	5/15/2027	600,000		636,674
Rhode Island Health & Educational Building Corp.,Revenue Bonds, Refunding (Providence Public Building Authority) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/15/2027	9,915,000		10,063,291
Rhode Island Housing & Mortgage Finance Corp.,Revenue Bonds (Homeownership Opportunity)	3.50	10/1/2050	1,385,000		1,380,448
Rhode Island Housing & Mortgage Finance Corp.,Revenue Bonds (Sustainable Bond) (Homeownership Opportunity)	3.00	10/1/2050	1,155,000		1,137,522
				13,217,935
South Carolina - 1.0%
South Carolina Housing Finance & Development Authority,Revenue Bonds, Ser. B	3.25	1/1/2052	2,090,000		2,073,097

Statement of Investments (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.3% (continued)
South Carolina - 1.0% (continued)
South Carolina Housing Finance & Development Authority,Revenue Bonds, Ser. B	5.00	1/1/2028	355,000		378,492
South Carolina Ports Authority,Revenue Bonds	5.25	7/1/2025	1,445,000	[d]	1,471,217
				3,922,806
Tennessee - 1.2%
Clarksville Public Building Authority,Revenue Bonds (LOC; Bank of America NA)	3.25	1/1/2033	500,000	[f]	500,000
Tennergy Corp.,Revenue Bonds, Ser. A	4.00	9/1/2028	3,920,000	[a]	3,951,227
				4,451,227
Texas - 21.1%
Alamo Heights Independent School District,GO (Insured; Permanent School Fund Guarantee Program) Ser. B	3.00	2/1/2026	2,870,000	[a]	2,872,084
Aldine Independent School District,GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2032	3,000,000		3,006,719
Boerne Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/1/2028	4,000,000	[a]	4,136,814
Central Texas Turnpike System,Revenue Bonds, Refunding, Ser. B	5.00	8/15/2030	1,625,000	[a]	1,761,078
Dallas Fort Worth International Airport,Revenue Bonds, Refunding, Ser. B	5.00	11/1/2026	1,250,000		1,314,072
Dallas Fort Worth International Airport,Revenue Bonds, Refunding, Ser. B	5.00	11/1/2027	1,250,000		1,342,458
Dallas Fort Worth International Airport,Revenue Bonds, Refunding, Ser. C	5.00	11/1/2026	2,085,000		2,164,640
Dallas Housing Finance Corp.,Revenue Bonds (Rosemont at Ash Creek Apartment) (Insured; Federal Housing Administration)	5.00	12/1/2025	1,750,000	[a]	1,792,231
Dallas Waterworks & Sewer System,Revenue Bonds, Refunding, Ser. A	5.00	10/1/2029	2,500,000		2,609,047
Denton County,GO, Refunding	4.00	7/15/2032	3,700,000		3,707,858
Eagle Mountain & Saginaw Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	4.00	8/1/2027	1,125,000	[a]	1,158,605
El Paso Housing Finance Corp.,Revenue Bonds (Columbia Apartments Project)	4.50	3/1/2025	2,000,000	[a]	2,011,116
Fort Bend Independent School District,GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	0.72	8/1/2026	1,645,000	[a]	1,547,644
Harris County Cultural Education Facilities Finance Corp.,Revenue Bonds, Refunding (Memorial Hermann Health System Obligated Group) Ser. C	5.00	7/1/2029	1,000,000	[a]	1,088,590
Housing Options,Revenue Bonds (Estelle Village Apartments)	3.90	2/1/2025	3,150,000	[a]	3,154,665
Houston Housing Finance Corp.,Revenue Bonds (Summerdale Apartments)	5.00	8/1/2026	2,500,000	[a]	2,565,388
Hutto Independent School District,GO (Insured; Permanent School Fund Guarantee Program) Ser. 2015	2.00	8/1/2025	2,000,000	[a]	1,982,951
Lone Star College System,GO, Refunding	5.00	2/15/2027	3,750,000		3,875,558
McLennan County Junior College District,GO, Refunding	4.00	8/15/2028	2,500,000		2,604,050

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Texas - 21.1% (continued)
North Texas Tollway Authority,Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	1,775,000		1,823,171
Northside Independent School District,GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	3.45	8/1/2027	4,000,000	[a]	4,050,702
Permanent University Fund - University of Texas System,Revenue Bonds, Refunding, Ser. B	3.50	7/1/2027	9,740,000		9,772,940
Prosper Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	3.00	8/15/2025	5,805,000	[a]	5,808,554
Rankin Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2028	2,555,000		2,635,012
San Antonio Electric & Gas Systems,Revenue Bonds, Refunding	1.75	12/1/2025	2,500,000	[a]	2,441,309
San Antonio Municipal Facilities Corp.,Revenue Bonds (Tower Renovation Project)	5.00	8/1/2027	2,800,000	[a]	2,958,815
San Antonio Water System,Revenue Bonds, Ser. 2013-F	1.00	11/1/2026	1,275,000	[a]	1,192,640
Texas,GO, Ser. B	2.85	12/1/2041	100,000	[f]	100,000
Texas A&M University,Revenue Bonds, Refunding, Ser. E	5.00	5/15/2028	1,710,000		1,812,969
Texas Independent School District,GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2027	1,970,000		2,040,418
				79,332,098
U.S. Related - .3%
Puerto Rico,Notes	2.98	11/1/2051	1,665,535	[f]	1,068,025
Virginia - 1.2%
Greater Richmond Convention Center Authority,Revenue Bonds, Refunding	5.00	6/15/2025	1,250,000	[d]	1,271,543
Harrisonburg Redevelopment & Housing Authority,Revenue Bonds	3.57	10/1/2045	2,250,000	[a]	2,277,153
Louisa Industrial Development Authority,Revenue Bonds (Virginia Electric & Power Co.) Ser. C	3.80	5/28/2027	1,125,000	[a]	1,150,306
				4,699,002
Washington - 2.1%
King County Housing Authority,Revenue Bonds, Refunding	3.00	10/1/2025	150,000		150,052
King County Housing Authority,Revenue Bonds, Refunding	3.00	10/1/2024	100,000		99,966
King County Housing Authority,Revenue Bonds, Refunding	4.00	10/1/2026	150,000		152,366
Pasco Local Improvement District,BAN (Insured; Municipal Government Guaranteed)	5.00	9/1/2025	2,500,000		2,527,417
Port of Seattle,Revenue Bonds, Refunding	5.00	8/1/2026	4,600,000		4,756,865
Washington Health Care Facilities Authority,Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	12/1/2025	275,000	[b]	280,925
				7,967,591
West Virginia - .3%
West Virginia Higher Education Policy Commission,Revenue Bonds, Refunding (Community & Technical Colleges Capital Improvement)	5.00	7/1/2030	1,000,000		1,052,180

Statement of Investments (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.3% (continued)
Wisconsin - 2.2%
Wisconsin Health & Educational Facilities Authority,Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group)	5.00	6/24/2026	1,500,000	[a]	1,536,319
Wisconsin Health & Educational Facilities Authority,Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group) Ser. B2	5.00	6/24/2026	1,000,000	[a]	1,032,906
Wisconsin Health & Educational Facilities Authority,Revenue Bonds, Refunding, Ser. B5	5.00	12/3/2024	4,245,000	[a]	4,260,102
Wisconsin Housing & Economic Development Authority,Revenue Bonds, Refunding, Ser. B	0.50	11/1/2024	1,470,000	[a]	1,459,664
				8,288,991
Total Investments (cost $381,886,053)			101.3%	381,037,639
Liabilities, Less Cash and Receivables			(1.3%)	(4,993,490)
Net Assets			100.0%	376,044,149

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities were valued at $844,727 or .22% of net assets.

c Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of August 31, 2024.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

f The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7%
Georgia - 1.4%
Main Street Natural Gas,Revenue Bonds, Ser. C	5.00	12/1/2031	1,275,000	[a]	1,364,894
Illinois - 2.4%
Chicago II,GO, Refunding, Ser. A	5.00	1/1/2029	500,000		534,011
Chicago II,GO, Refunding, Ser. A	5.00	1/1/2026	500,000		510,348
Chicago Park District,GO, Refunding, Ser. C	4.00	1/1/2036	1,140,000		1,157,816
				2,202,175
Kentucky - 1.1%
Kentucky Public Energy Authority,Revenue Bonds, Ser. C	4.00	2/1/2028	1,000,000	[a]	1,010,356
New Jersey - 1.0%
Tobacco Settlement Financing Corp.,Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	875,000		921,992
New York - 4.4%
New York City,GO (JPMorgan Chase Bank N.A.) Ser. 1	4.00	3/1/2040	300,000	[b]	300,000
New York Liberty Development Corp.,Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	1,675,000		1,561,976
New York Liberty Development Corp.,Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,250,000	[c]	2,251,883
				4,113,859
Pennsylvania - 90.6%
Allegheny County Airport Authority,Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2038	150,000		168,649
Allegheny County Airport Authority,Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2036	150,000		170,966
Allegheny County Airport Authority,Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2037	150,000		169,710
Allegheny County Airport Authority,Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2034	100,000		115,110
Allegheny County Airport Authority,Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2035	175,000		200,583
Allegheny County Airport Authority,Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2033	325,000		375,775
Allegheny County Airport Authority,Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.25	1/1/2039	250,000		284,349
Allegheny County Higher Education Building Authority,Revenue Bonds, Refunding (Duquesne University)	5.00	3/1/2026	1,000,000		1,030,778
Allegheny County Higher Education Building Authority,Revenue Bonds, Refunding (Duquesne University) Ser. A	4.00	3/1/2037	1,000,000		1,013,304
Allegheny County Hospital Development Authority,Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2030	1,000,000		1,060,830

Statement of Investments (continued)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Pennsylvania - 90.6% (continued)
Allegheny County Hospital Development Authority,Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	7/15/2034	690,000		744,307
Bucks County Industrial Development Authority,Revenue Bonds, Refunding (George School Project)	3.00	9/15/2038	850,000		775,183
Bucks County Industrial Development Authority,Revenue Bonds, Refunding (George School Project)	3.00	9/15/2036	800,000		747,250
Bucks County Industrial Development Authority,Revenue Bonds, Refunding (George School Project)	3.00	9/15/2035	775,000		734,866
Chester County,GO	5.00	7/15/2040	1,000,000		1,120,236
Chester County Health & Education Facilities Authority,Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2038	600,000		605,373
Commonwealth Financing Authority,Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2034	1,000,000		1,063,869
Commonwealth Financing Authority,Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2032	1,500,000		1,600,324
Council Rock School District,GO (Insured; State Aid Withholding) Ser. A	3.00	11/15/2036	700,000		638,134
Cumberland Valley School District,GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2042	500,000		549,833
Dauphin County General Authority,Revenue Bonds, Refunding (Pinnacle Health Systems Project) Ser. A	5.00	6/1/2029	1,000,000		1,031,027
Delaware Valley Regional Finance Authority,Revenue Bonds, Refunding, Ser. A	4.00	9/1/2033	1,000,000		1,068,696
Delaware Valley Regional Finance Authority,Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000		912,014
Geisinger Authority,Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2035	1,100,000		1,205,972
Geisinger Authority,Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	500,000	[a]	520,015
Geisinger Authority,Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2030	1,005,000	[a]	1,100,133
Haverford Township,GO, Ser. A	5.00	10/1/2044	1,000,000		1,111,965
Lancaster County,GO, Refunding	5.00	11/1/2037	1,000,000		1,110,273
Lancaster County,GO, Refunding	5.00	11/1/2036	1,000,000		1,118,605
Lancaster County Hospital Authority,Revenue Bonds, Refunding (Masonic Homes Project) (LOC; JPMorgan Chase Bank NA) Ser. D	3.10	7/1/2034	900,000	[b]	900,000
Latrobe Industrial Development Authority,Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2029	150,000		155,558
Latrobe Industrial Development Authority,Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2030	135,000		140,134
Latrobe Industrial Development Authority,Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2031	175,000		181,928
Latrobe Industrial Development Authority,Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2028	110,000		113,416
Latrobe Industrial Development Authority,Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2025	115,000		115,413

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Pennsylvania - 90.6% (continued)
Latrobe Industrial Development Authority,Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2026	150,000		151,827
Latrobe Industrial Development Authority,Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2027	145,000		148,427
Lebanon School District,GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/15/2031	1,500,000		1,527,789
Lower Merion Township,GO, Ser. B	4.00	7/15/2034	515,000		515,069
Lower Merion Township,GO, Ser. B	4.00	7/15/2031	460,000		460,086
Montgomery County Higher Education & Health Authority,Revenue Bonds, Refunding (The Hill School Project)	5.00	8/15/2037	500,000		509,614
Montgomery County Higher Education & Health Authority,Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000		1,009,227
Mount Lebanon Hospital Authority,Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2036	1,105,000		1,158,966
Mount Lebanon Hospital Authority,Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2035	1,000,000		1,054,551
Muhlenberg School District,GO (Insured; State Aid Withholding)	5.00	5/15/2037	455,000		506,907
Muhlenberg School District,GO (Insured; State Aid Withholding)	5.00	5/15/2036	200,000		224,623
Northampton County General Purpose Authority,Revenue Bonds, Refunding (St. Luke's Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. A1	5.00	8/15/2040	1,500,000		1,690,173
Pennsylvania,GO	3.00	5/15/2034	1,000,000		955,028
Pennsylvania Economic Development Financing Authority,Revenue Bonds (Villanova University Project)	5.00	8/1/2044	1,325,000		1,490,642
Pennsylvania Economic Development Financing Authority,Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2037	1,375,000		1,393,646
Pennsylvania Higher Educational Facilities Authority,Revenue Bonds (Insured; Build America Mutual) Ser. AT-1	5.00	6/15/2027	990,000		1,022,709
Pennsylvania Higher Educational Facilities Authority,Revenue Bonds (Insured; Build America Mutual) Ser. AT-1	5.00	6/15/2026	10,000	[d]	10,375
Pennsylvania Higher Educational Facilities Authority,Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2028	1,855,000		1,929,160
Pennsylvania Higher Educational Facilities Authority,Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2025	1,000,000		1,019,729
Pennsylvania Housing Finance Agency,Revenue Bonds (Sustainable Bond) Ser. 141A	5.75	10/1/2053	1,210,000		1,298,116
Pennsylvania Housing Finance Agency,Revenue Bonds (Sustainable Bond) Ser. 143A	4.95	10/1/2038	1,715,000		1,844,199
Pennsylvania Housing Finance Agency,Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	1,070,000		1,072,231
Pennsylvania Housing Finance Agency,Revenue Bonds, Ser. 2019-131A	3.50	4/1/2049	845,000		843,042

Statement of Investments (continued)

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Pennsylvania - 90.6% (continued)
Pennsylvania Turnpike Commission,Revenue Bonds, Refunding	5.00	12/1/2040	1,260,000		1,311,968
Pennsylvania Turnpike Commission,Revenue Bonds, Refunding	5.00	12/1/2038	1,230,000		1,281,174
Pennsylvania Turnpike Commission,Revenue Bonds, Refunding	5.00	12/1/2038	1,000,000		1,122,529
Pennsylvania Turnpike Commission,Revenue Bonds, Refunding (LOC; TD Bank NA)	2.98	12/1/2038	2,300,000	[b]	2,300,000
Pennsylvania Turnpike Commission,Revenue Bonds, Refunding (LOC; TD Bank NA)	2.98	12/1/2039	2,510,000	[b]	2,510,000
Pennsylvania Turnpike Commission,Revenue Bonds, Refunding, Ser. A	5.00	12/1/2035	650,000		755,000
Philadelphia,GO, Refunding, Ser. A	5.00	8/1/2033	1,270,000		1,329,283
Philadelphia Airport,Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	1,000,000		1,047,310
Philadelphia Airport,Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,000,000		1,015,294
Philadelphia Airport,Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,520,000		1,575,993
Philadelphia Authority for Industrial Development,Revenue Bonds, Refunding (Children's Hospital of Philadelphia Obligated Group Project)	4.00	7/1/2036	1,000,000		1,002,368
Philadelphia Authority for Industrial Development,Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2027	850,000		892,518
Philadelphia Authority for Industrial Development,Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2026	850,000		879,944
Pittsburgh,GO, Refunding, Ser. A	3.00	9/1/2033	325,000		307,037
Pittsburgh,GO, Refunding, Ser. A	3.00	9/1/2032	500,000		480,777
Pittsburgh & Allegheny County Sports & Exhibition Authority,Revenue Bonds	5.00	12/15/2032	1,000,000		1,047,331
Pittsburgh University,Revenue Bonds (University Capital Project) Ser. A	5.00	2/15/2034	1,750,000		2,073,888
Scranton,GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	11/15/2030	915,000		1,004,400
Southeastern Pennsylvania Transportation Authority,Revenue Bonds	5.00	6/1/2038	1,500,000		1,687,125
Susquehanna Township School District,GO, Refunding (Insured; State Aid Withholding) Ser. R	3.00	5/15/2031	1,730,000		1,724,386
Swarthmore Borough Authority,Revenue Bonds (Swarthmore College)	5.00	9/15/2039	1,000,000		1,064,113
Swarthmore Borough Authority,Revenue Bonds, Refunding (Swarthmore College)	5.00	9/15/2045	1,030,000		1,143,658
The Pennsylvania University,Revenue Bonds	5.00	9/1/2032	500,000		580,631
The Pennsylvania University,Revenue Bonds	5.00	9/1/2033	425,000		498,444
The Pennsylvania University,Revenue Bonds, Ser. A	5.00	9/1/2042	2,000,000		2,074,088
The Philadelphia School District,GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2034	650,000		698,784
The Philadelphia School District,GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2033	500,000		527,765
The Philadelphia School District,GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	775,000		814,112
The Philadelphia School District,GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2028	500,000		536,846

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 104.7% (continued)
Pennsylvania - 90.6% (continued)
Tredyffrin/Easttown School District,GO (Insured; State Aid Withholding)	5.00	2/15/2037	1,300,000	1,472,858
Upper Merion Area School District,GO (Insured; State Aid Withholding)	5.00	1/15/2026	250,000	[d] 258,438
Upper Moreland Township School District,GO, Refunding (Insured; State Aid Withholding)	4.00	10/1/2033	610,000	624,952
West Chester Area School District,GO (Insured; State Aid Withholding)	4.00	5/15/2036	1,000,000	1,022,299
West Chester Area School District,GO, Refunding (Insured; State Aid Withholding)	2.00	3/15/2031	820,000	732,272
Whitemarsh Township,GO, Refunding	4.00	11/15/2039	1,000,000	1,000,036
				84,188,335
Texas - 3.5%
Celina Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2044	1,670,000	1,841,083
Van Alstyne Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,225,000	1,389,781
				3,230,864
U.S. Related - .3%
Puerto Rico,Notes	2.28	11/1/2051	537,911	[a] 283,076
Total Investments (cost $98,578,536)			104.7%	97,315,551
Liabilities, Less Cash and Receivables			(4.7%)	(4,394,901)
Net Assets			100.0%	92,920,650

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities were valued at $2,251,883 or 2.42% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Statement of Investments (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2%
Georgia - 1.8%
Main Street Natural Gas,Revenue Bonds, Ser. C	5.00	12/1/2031	2,500,000	[a]	2,676,264
Illinois - 2.2%
Chicago II,GO, Refunding, Ser. A	5.00	1/1/2029	1,000,000		1,068,023
Chicago Park District,GO, Refunding, Ser. C	4.00	1/1/2036	2,100,000		2,132,818
				3,200,841
Kentucky - 2.0%
Kentucky Public Energy Authority,Revenue Bonds, Ser. C	4.00	2/1/2028	3,000,000	[a]	3,031,068
Massachusetts - 87.1%
Berkshire Wind Power Cooperative Corp.,Revenue Bonds, Refunding (Sustainable Bond) (Berkshire Wind Project) Ser. 2	5.00	7/1/2028	1,000,000		1,061,403
Boston,GO, Ser. A	3.00	11/1/2034	2,035,000		1,961,936
Boston,GO, Ser. A	5.00	11/1/2042	1,000,000		1,149,457
Boston,GO, Ser. A	5.00	11/1/2037	2,750,000		3,260,571
Boston Housing Authority,Revenue Bonds, Refunding, Ser. B	5.00	10/1/2026	565,000		593,552
Gloucester,GO, Refunding	3.00	9/15/2033	725,000		702,207
Gloucester,GO, Refunding	3.00	9/15/2032	925,000		910,892
Groton,GO	3.00	8/15/2033	390,000		382,869
Hingham,GO	3.00	2/15/2036	375,000		358,533
Hingham,GO	3.00	2/15/2034	1,240,000		1,201,570
Lowell Collegiate Charter School,Revenue Bonds	5.00	6/15/2039	1,330,000		1,341,865
Lowell Collegiate Charter School,Revenue Bonds	5.00	6/15/2029	485,000		493,909
Massachusetts,GO, Refunding, Ser. A	5.00	7/1/2037	1,000,000		1,013,318
Massachusetts,GO, Refunding, Ser. B	5.00	5/1/2037	1,000,000		1,157,043
Massachusetts,GO, Refunding, Ser. D	4.00	11/1/2035	2,500,000		2,610,947
Massachusetts,GO, Ser. A	3.00	2/1/2037	2,000,000		1,882,073
Massachusetts,GO, Ser. A	5.00	5/1/2043	1,000,000		1,116,983
Massachusetts,GO, Ser. A	5.00	5/1/2041	500,000		565,104
Massachusetts,GO, Ser. C	5.00	10/1/2052	2,500,000		2,700,796
Massachusetts Bay Transportation Authority,Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2038	600,000		688,990
Massachusetts Bay Transportation Authority,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2037	1,000,000		1,169,150
Massachusetts Bay Transportation Authority,Revenue Bonds, Refunding, Ser. A1	5.00	7/1/2038	600,000		688,990
Massachusetts College Building Authority,Revenue Bonds (Sustainable Bond) Ser. A	3.00	5/1/2033	535,000		515,115
Massachusetts Development Finance Agency,Revenue Bonds (Beth Israel Lahey Health Obligated Group) Ser. M	5.00	7/1/2034	2,000,000		2,315,202
Massachusetts Development Finance Agency,Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2033	2,500,000		2,601,412
Massachusetts Development Finance Agency,Revenue Bonds (Emerson College)	5.00	1/1/2027	280,000		289,994
Massachusetts Development Finance Agency,Revenue Bonds (Emerson College)	5.00	1/1/2026	170,000		173,381

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2%(continued)
Massachusetts - 87.1%(continued)
Massachusetts Development Finance Agency,Revenue Bonds (Emerson College)	5.00	1/1/2032	340,000		353,997
Massachusetts Development Finance Agency,Revenue Bonds (Emerson College)	5.00	1/1/2031	325,000		339,087
Massachusetts Development Finance Agency,Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	500,000		494,878
Massachusetts Development Finance Agency,Revenue Bonds (The Trustees of The Deerfield Academy)	5.00	10/1/2032	1,150,000		1,353,732
Massachusetts Development Finance Agency,Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2024	550,000		550,419
Massachusetts Development Finance Agency,Revenue Bonds, Refunding	5.00	7/1/2032	1,910,000		1,938,921
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2035	1,000,000		1,028,787
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2036	825,000		842,406
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Berklee Music College)	5.00	10/1/2035	1,000,000		1,032,927
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Boston Medical Center Obligated Group) Ser. E	5.00	7/1/2025	500,000		507,729
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2029	2,000,000		2,065,839
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Childrens Hospital) (LOC; TD Bank NA) Ser. U1	2.95	3/1/2048	300,000	[b]	300,000
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2033	1,250,000		1,298,932
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2030	1,000,000		1,025,564
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2036	500,000		507,857
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2043	1,000,000		1,006,683
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2031	350,000		359,689
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2032	370,000		379,467
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2033	390,000		399,214
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Foxborough Regional Charter School)	5.00	7/1/2037	1,600,000		1,624,765
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (MCPHS University) Ser. H	5.00	7/1/2037	465,000		471,002
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Olin College) Ser. F	5.00	11/1/2038	755,000		849,775
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Olin College) Ser. F	5.00	11/1/2037	725,000		824,170
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Partners Healthcare System)	4.00	7/1/2036	2,480,000		2,499,968
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2037	705,000		741,625

Statement of Investments (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2%(continued)
Massachusetts - 87.1%(continued)
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,730,000	1,732,357
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2033	1,500,000	1,505,290
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2029	1,000,000	1,015,947
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2025	700,000	710,279
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2028	750,000	768,542
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2025	500,000	506,416
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2036	2,000,000	2,099,900
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. I	5.00	7/1/2036	1,340,000	1,369,397
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. I	5.00	7/1/2025	2,375,000	2,403,336
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Wellesley College)	4.00	7/1/2036	500,000	538,650
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2035	1,000,000	1,009,297
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2033	500,000	516,458
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2032	500,000	517,440
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2040	1,500,000	1,508,595
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2029	200,000	207,857
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2031	415,000	429,679
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2028	140,000	145,628
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Woods Hole Oceanographic Institution)	5.00	6/1/2043	1,000,000	1,043,827
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Woods Hole Oceanographic Institution)	5.00	6/1/2026	850,000	883,120
Massachusetts Development Finance Agency,Revenue Bonds, Refunding, Ser. A2	5.00	7/1/2037	2,000,000	2,182,528
Massachusetts Development Finance Agency,Revenue Bonds, Refunding, Ser. B	4.00	2/15/2036	2,800,000	3,117,370
Massachusetts Development Finance Agency,Revenue Bonds, Refunding, Ser. G	5.00	7/1/2032	515,000	568,527
Massachusetts Development Finance Agency,Revenue Bonds, Refunding, Ser. G	5.00	7/1/2035	400,000	438,484

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2%(continued)
Massachusetts - 87.1%(continued)
Massachusetts Development Finance Agency,Revenue Bonds, Refunding, Ser. G	5.00	7/1/2036	450,000		491,115
Massachusetts Development Finance Agency,Revenue Bonds, Ser. T	5.00	3/1/2034	2,125,000		2,502,093
Massachusetts Educational Financing Authority,Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	2,230,000		2,408,345
Massachusetts Health & Educational Facilities Authority,Revenue Bonds (Museum of Fine Arts) Ser. A1	3.21	12/1/2037	700,000	[b]	700,000
Massachusetts Health & Educational Facilities Authority,Revenue Bonds, Refunding (Amherst College) Ser. J1	5.00	11/1/2035	1,350,000		1,645,986
Massachusetts Health & Educational Facilities Authority,Revenue Bonds, Refunding (Amherst College) Ser. J2	5.00	11/1/2033	2,000,000		2,386,393
Massachusetts Housing Finance Agency,Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. A1	2.55	12/1/2040	1,500,000		1,179,603
Massachusetts Housing Finance Agency,Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 195	4.00	12/1/2048	475,000		476,745
Massachusetts Housing Finance Agency,Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. 220	3.00	12/1/2050	1,460,000		1,437,662
Massachusetts Housing Finance Agency,Revenue Bonds, Refunding (Sustainable Bond) Ser. 221	3.00	12/1/2050	1,250,000		1,228,950
Massachusetts Housing Finance Agency,Revenue Bonds, Refunding, Ser. 183	3.50	12/1/2046	215,000		214,443
Massachusetts Housing Finance Agency,Revenue Bonds, Refunding, Ser. 207	4.00	6/1/2049	1,185,000		1,191,236
Massachusetts Housing Finance Agency,Revenue Bonds, Refunding, Ser. 211	3.50	12/1/2049	490,000		488,485
Massachusetts Housing Finance Agency,Revenue Bonds, Ser. F	2.95	12/1/2032	1,000,000		924,713
Massachusetts Municipal Wholesale Electric Co.,Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2041	300,000		334,231
Massachusetts Municipal Wholesale Electric Co.,Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2039	250,000		282,686
Massachusetts Port Authority,Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2034	1,500,000		1,668,123
Massachusetts Port Authority,Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2035	500,000		528,973
Massachusetts Port Authority,Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2029	1,000,000		1,077,092
Massachusetts Port Authority,Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2032	865,000		919,867
Massachusetts Port Authority,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	2,000,000		2,137,750
Massachusetts Port Authority,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	2,000,000		2,104,029
Massachusetts Port Authority,Revenue Bonds, Refunding, Ser. C	5.00	7/1/2030	1,635,000		1,766,264
Massachusetts Transportation Fund,Revenue Bonds (Accelerated Bridge Program) Ser. A	5.00	6/1/2044	1,500,000		1,500,767

Statement of Investments (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2%(continued)
Massachusetts - 87.1%(continued)
Massachusetts Transportation Fund,Revenue Bonds, Refunding, Ser. A	5.00	6/1/2042	750,000		821,181
Massachusetts Water Resources Authority,Revenue Bonds, Refunding (Sustainable Bond) Ser. B	5.00	8/1/2040	1,300,000		1,506,411
Medway,GO	3.00	9/1/2032	700,000		691,386
Medway,GO	3.00	9/1/2031	500,000		497,612
Middleborough,GO, Refunding	3.00	10/1/2034	1,455,000		1,398,958
Mount Greylock Regional School District,GO, Refunding	4.00	6/15/2030	315,000		315,061
Natick,GO	4.00	7/15/2033	2,000,000		2,060,930
Rockland,GO, Refunding	3.00	10/1/2032	1,000,000		984,571
Sharon,GO	3.00	2/15/2033	1,750,000		1,700,980
Somerville,GO, Refunding	3.00	6/1/2035	1,125,000		1,084,260
The Massachusetts Clean Water Trust,Revenue Bonds (Sustainable Bond) Ser. 20	5.00	2/1/2033	2,300,000		2,316,863
The Massachusetts Clean Water Trust,Revenue Bonds (Sustainable Bond) Ser. 25B	5.00	2/1/2041	1,000,000		1,135,614
Waltham,GO	3.00	10/15/2032	1,160,000		1,141,912
Winchester,GO, Refunding	4.00	3/15/2038	1,065,000		1,126,256
Worcester,GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	2.00	2/15/2033	2,000,000		1,742,616
				129,043,781
Nebraska - 2.1%
Central Plains Energy,Revenue Bonds, Refunding (Project No. 4) Ser. A	5.00	11/1/2029	3,000,000	[a]	3,172,194
New York - 3.2%
New York Liberty Development Corp.,Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	2,675,000		2,494,499
New York Liberty Development Corp.,Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,250,000	[c]	2,251,884
				4,746,383
U.S. Related - .8%
Puerto Rico,Notes	2.28	11/1/2051	437,052	[b]	229,999
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority,Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	285,000		308,162
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority,Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	260,000		277,036

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2%(continued)
U.S. Related - .8%(continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority,Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	310,000	325,180
				1,140,377
Total Investments (cost $150,272,903)			99.2%	147,010,908
Cash and Receivables (Net)			0.8%	1,222,663
Net Assets			100.0%	148,233,571

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities were valued at $2,251,884 or 1.52% of net assets.

Statement of Investments (continued)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0%
Georgia - 1.5%
Main Street Natural Gas,Revenue Bonds, Ser. C	5.00	12/1/2031	1,275,000	[a]	1,364,894
Illinois - 2.3%
Chicago II,GO, Refunding, Ser. A	5.00	1/1/2029	500,000		534,011
Chicago II,GO, Refunding, Ser. A	5.00	1/1/2026	500,000		510,348
Chicago Park District,GO, Refunding, Ser. C	4.00	1/1/2036	1,000,000		1,015,628
				2,059,987
Kentucky - 1.7%
Kentucky Public Energy Authority,Revenue Bonds, Ser. C	4.00	2/1/2028	1,500,000	[a]	1,515,534
Nebraska - 1.1%
Central Plains Energy,Revenue Bonds, Refunding (Project No. 4) Ser. A	5.00	11/1/2029	1,000,000	[a]	1,057,398
New York - 93.9%
Albany Capital Resource Corp.,Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2046	500,000		494,878
Albany Capital Resource Corp.,Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.00	6/1/2034	345,000		345,248
Battery Park Authority,Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/1/2048	1,000,000		1,108,792
Berne-Knox-Westerlo Central School District,GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	2.00	7/1/2031	1,160,000		1,015,517
Brookhaven,GO, Refunding, Ser. C	2.00	1/15/2030	1,000,000		922,707
Build NYC Resource Corp.,Revenue Bonds (KIPP NYC Public Charter Schools) (Sustainable Bond)	5.00	7/1/2042	1,000,000		1,046,600
Colonie,GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	2.00	3/1/2030	1,025,000		912,046
Dutchess County Local Development Corp.,Revenue Bonds (Marist College Project) Ser. A	5.00	7/1/2040	1,000,000		1,009,379
Dutchess County Local Development Corp.,Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2033	1,150,000		1,201,058
Dutchess County Local Development Corp.,Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2028	1,000,000		1,058,121
Dutchess County Local Development Corp.,Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2026	525,000		540,296
Erie County,GO, Ser. A	4.00	9/15/2038	1,400,000		1,478,676
Huntington,GO, Ser. A	2.00	6/15/2031	1,635,000		1,425,356
Island Trees Union Free School District,GO, Refunding (Insured; State Aid Withholding)	2.00	5/15/2032	1,545,000		1,326,484
Metropolitan Transportation Authority,Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2035	1,000,000		1,044,840
Metropolitan Transportation Authority,Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2025	1,000,000		1,026,448
Metropolitan Transportation Authority,Revenue Bonds, Refunding, Ser. B	5.00	11/15/2035	1,215,000		1,254,839
Metropolitan Transportation Authority,Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2030	1,000,000		1,025,103

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 93.9% (continued)
Monroe County Industrial Development Corp.,Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2032	1,000,000		1,026,531
Monroe County Industrial Development Corp.,Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2028	1,095,000		1,130,143
Monroe County Industrial Development Corp.,Revenue Bonds, Refunding (University of Rochester Project) Ser. C	4.00	7/1/2035	1,000,000		1,016,513
Nassau County Local Economic Assistance Corp.,Revenue Bonds (Roosevelt Children's Academy Charter School) Ser. A	4.00	7/1/2033	730,000		741,778
New York City,GO (JPMorgan Chase Bank N.A.) Ser. 1	4.00	3/1/2040	300,000	[b]	300,000
New York City,GO, Ser. C1	5.00	9/1/2041	1,250,000		1,406,541
New York City,GO, Ser. D	5.00	4/1/2038	1,000,000		1,145,686
New York City Housing Development Corp.,Revenue Bonds (Sustainable Bond)	2.40	11/1/2030	720,000		666,391
New York City Housing Development Corp.,Revenue Bonds, Ser. A1	3.38	11/15/2029	1,000,000		1,000,100
New York City Industrial Development Agency,Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2033	1,540,000		1,496,419
New York City Municipal Water Finance Authority,Revenue Bonds (LOC; Citibank NA) Ser. F2	2.95	6/15/2035	1,400,000	[b]	1,400,000
New York City Municipal Water Finance Authority,Revenue Bonds, Refunding, Ser. DD	3.00	6/15/2038	500,000		466,661
New York City Transitional Finance Authority,Revenue Bonds	5.25	8/1/2037	1,000,000		1,073,940
New York City Transitional Finance Authority,Revenue Bonds, Ser. B	5.00	5/1/2035	1,000,000		1,158,312
New York City Transitional Finance Authority,Revenue Bonds, Ser. E1	4.00	2/1/2040	1,075,000		1,088,612
New York Liberty Development Corp.,Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	1,500,000		1,398,784
New York Liberty Development Corp.,Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,000,000	[c]	2,001,674
New York Liberty Development Corp.,Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	1,500,000	[c]	1,502,936
New York Liberty Development Corp.,Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.90	11/15/2031	1,000,000		862,927
New York Liberty Development Corp.,Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	500,000		425,369
New York State Dormitory Authority,Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2039	250,000		251,875
New York State Dormitory Authority,Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2038	275,000		277,705
New York State Dormitory Authority,Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2040	250,000		251,272
New York State Dormitory Authority,Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2037	225,000		227,957
New York State Dormitory Authority,Revenue Bonds (Memorial Sloan-Kettering Cancer Center)	4.00	7/1/2038	500,000		509,131

Statement of Investments (continued)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 93.9% (continued)
New York State Dormitory Authority,Revenue Bonds (The Charlton School) (Insured; Build America Mutual State Aid Withholding)	5.00	6/1/2044	250,000	277,534
New York State Dormitory Authority,Revenue Bonds, Refunding (Cornell University) Ser. A	5.50	7/1/2054	1,500,000	1,717,616
New York State Dormitory Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2034	1,000,000	1,154,170
New York State Dormitory Authority,Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2038	1,000,000	1,093,496
New York State Dormitory Authority,Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2032	1,420,000	1,433,905
New York State Dormitory Authority,Revenue Bonds, Refunding (The New York & Presbyterian Hospital Obligated Group) Ser. A	5.00	8/1/2038	1,200,000	1,379,837
New York State Dormitory Authority,Revenue Bonds, Ser. A1	4.00	7/1/2027	990,000	1,016,234
New York State Energy Research & Development Authority,Revenue Bonds, Refunding (New York State Electric & Gas Corp.) Ser. C	4.00	4/1/2034	1,000,000	1,015,604
New York State Environmental Facilities Corp.,Revenue Bonds, Refunding (New York City Municipal Finance Authority)	5.00	6/15/2041	1,100,000	1,244,075
New York State Housing Finance Agency,Revenue Bonds (Sustainable Bond) (Insured; State of New York Mortgage Agency) Ser. L1	1.50	11/1/2029	520,000	457,668
New York State Mortgage Agency,Revenue Bonds, Refunding, Ser. 203	3.10	10/1/2032	1,500,000	1,440,022
New York State Mortgage Agency,Revenue Bonds, Ser. 223	2.65	10/1/2034	1,000,000	887,452
New York State Mortgage Agency,Revenue Bonds, Ser. 226	1.70	4/1/2027	1,270,000	1,201,362
New York State Urban Development Corp.,Revenue Bonds, Refunding, Ser. E	4.00	3/15/2036	1,050,000	1,087,608
New York Transportation Development Corp.,Revenue Bonds (Sustainable Bond)	5.50	6/30/2038	1,000,000	1,107,082
Niagara Frontier Transportation Authority,Revenue Bonds, Refunding (Buffalo Niagara International Airport)	5.00	4/1/2025	1,330,000	1,339,580
Niagara Frontier Transportation Authority,Revenue Bonds, Refunding (Buffalo Niagara International Airport)	5.00	4/1/2026	925,000	946,294
Port Authority of New York & New Jersey,Revenue Bonds, Refunding, Ser. 244	5.00	7/15/2038	625,000	727,467
Schenectady County Capital Resource Corp.,Revenue Bonds, Refunding (Union College Project) Ser. A	5.00	7/1/2037	1,050,000	1,214,214
South Glens Falls Central School District,GO, Refunding (Insured; State Aid Withholding) Ser. A	2.00	7/15/2030	1,000,000	910,594
St. Lawrence County Industrial Development Agency,Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2038	250,000	264,165
St. Lawrence County Industrial Development Agency,Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2040	575,000	600,700

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 93.9% (continued)
St. Lawrence County Industrial Development Agency,Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2037	250,000		265,812
St. Lawrence County Industrial Development Agency,Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2029	1,000,000		1,042,557
St. Lawrence County Industrial Development Agency,Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2035	710,000		760,256
The New York City Cultural Resources Trust,Revenue Bonds, Refunding (Lincoln Center for the Performing Arts) Ser. A	4.00	12/1/2035	1,275,000		1,318,615
The New York City Cultural Resources Trust,Revenue Bonds, Refunding (Lincoln Center for the Performing Arts) Ser. A	4.00	12/1/2034	1,270,000		1,320,608
Triborough Bridge & Tunnel Authority,Revenue Bonds, Refunding, Ser. A2	2.00	5/15/2028	1,500,000	[a]	1,416,633
Triborough Bridge & Tunnel Authority,Revenue Bonds, Refunding, Ser. C2	3.00	5/15/2032	2,500,000		2,529,626
Troy Capital Resource Corp.,Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2028	1,270,000		1,368,052
Utility Debt Securitization Authority,Revenue Bonds, Refunding, Ser. A	5.00	12/15/2034	1,500,000		1,551,729
Utility Debt Securitization Authority,Revenue Bonds, Refunding, Ser. TE-1	5.00	12/15/2035	2,360,000		2,758,473
Webster Central School District,GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2031	1,105,000		975,840
Westchester County,GO, Ser. A	2.00	10/15/2032	1,000,000		864,000
Westchester County Local Development Corp.,Revenue Bonds (Purchase Housing Corp. II Project)	5.00	6/1/2037	1,000,000		1,020,307
Westchester County Local Development Corp.,Revenue Bonds (Westchester Medical Center Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.25	11/1/2031	1,500,000		1,694,871
Westchester County Local Development Corp.,Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2025	1,105,000		1,114,047
Westchester County Local Development Corp.,Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2026	1,210,000		1,232,862
Yonkers Economic Development Corp.,Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	4.00	10/15/2029	200,000		200,050
Yonkers Economic Development Corp.,Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	320,000		326,931
				85,341,593
U.S. Related - .5%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority,Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	140,000		151,378
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority,Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	120,000		127,863

Statement of Investments (continued)

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.0% (continued)
U.S. Related - .5% (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority,Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	140,000	146,855
				426,096
Total Investments (cost $93,935,341)			101.0%	91,765,502
Liabilities, Less Cash and Receivables			(1.0%)	(870,974)
Net Assets			100.0%	90,894,528

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities were valued at $3,504,610 or 3.86% of net assets.

J

BNY Mellon Municipal Opportunities Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .5%
Health Care - .3%
AHS Hospital Corp.,Sr. Unscd. Bonds, Ser. 2021	2.78	7/1/2051	5,000,000		3,359,595
WakeMed,Unscd. Notes, Ser. A	3.29	10/1/2052	5,000,000		3,767,185
				7,126,780
Industrial - .2%
LBJ Infrastructure Group LLC,Sr. Scd. Bonds	3.80	12/31/2057	5,000,000	[a]	3,456,171
Total Bonds and Notes (cost $15,000,000)			10,582,951

Long-Term Municipal Investments - 99.7%
Alabama - 1.9%
Auburn University,Revenue Bonds, Ser. A	5.00	6/1/2048	5,000,000		5,207,149
Black Belt Energy Gas District,Revenue Bonds (Project No. 6) Ser. B	4.00	12/1/2026	10,000,000	[b]	10,071,333
Black Belt Energy Gas District,Revenue Bonds, Ser. C	5.00	7/1/2031	10,000,000	[b]	10,753,393
Jefferson County,Revenue Bonds, Refunding	5.25	10/1/2049	1,000,000		1,080,679
Jefferson County,Revenue Bonds, Refunding	5.50	10/1/2053	5,000,000		5,465,065
Southeast Energy Authority A Cooperative District,Revenue Bonds (Project No. 3) Ser. A1	5.50	12/1/2029	5,000,000	[b]	5,417,442
Southeast Energy Authority A Cooperative District,Revenue Bonds (Project No. 5) Ser. A	5.25	7/1/2029	2,500,000	[b]	2,664,162
				40,659,223
Arizona - 2.0%
Arizona Industrial Development Authority,Revenue Bonds (Academies of Math & Science Projects)	5.00	7/1/2049	1,000,000	[a]	999,930
Arizona Industrial Development Authority,Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.50	7/1/2038	1,240,000	[a]	1,264,832
Arizona Industrial Development Authority,Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.63	7/1/2048	2,000,000	[a]	2,027,869
Arizona Industrial Development Authority,Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.75	7/1/2053	3,260,000	[a]	3,309,266
Arizona Industrial Development Authority,Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2039	1,325,000		1,344,151
Arizona Industrial Development Authority,Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000		1,676,993
Arizona Industrial Development Authority,Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2043	1,750,000		1,182,699
Arizona Industrial Development Authority,Revenue Bonds (Great Lakes Senior Living Communities) Ser. B	5.00	1/1/2049	1,400,000	[c]	641,288
Arizona Industrial Development Authority,Revenue Bonds (Great Lakes Senior Living Communities) Ser. B	5.00	1/1/2043	1,650,000	[c]	779,828
Arizona Industrial Development Authority,Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2051	1,750,000		1,613,576
Arizona Industrial Development Authority,Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2061	3,700,000		3,305,773
Arizona Industrial Development Authority,Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2041	720,000		697,509
Arizona Industrial Development Authority,Revenue Bonds (Lone Mountain Campus Project) Ser. A	5.00	12/15/2039	400,000	[a]	403,947
Arizona Industrial Development Authority,Revenue Bonds (Lone Mountain Campus Project) Ser. A	5.00	12/15/2049	700,000	[a]	687,136

Statement of Investments (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
Arizona - 2.0% (continued)
Arizona Industrial Development Authority,Revenue Bonds (MACOMBS Facility Project) Ser. A	4.00	7/1/2041	1,000,000		968,763
Arizona Industrial Development Authority,Revenue Bonds (NCCU Properties) (Insured; Build America Mutual) Ser. A	4.00	6/1/2044	2,000,000		1,950,109
Arizona Industrial Development Authority,Revenue Bonds (Phoenix Children's Hospital Obligated Group)	3.00	2/1/2045	1,600,000		1,319,104
Arizona Industrial Development Authority,Revenue Bonds (Somerset Academy of Las Vegas)	4.00	12/15/2041	500,000	[a]	452,800
Arizona Industrial Development Authority,Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000		1,907,410
Arizona Industrial Development Authority,Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,625,000		1,683,720
Maricopa County Industrial Development Authority,Revenue Bonds (Banner Health Obligated Group) Ser. 2019 F	3.00	1/1/2049	3,000,000		2,391,436
Maricopa County Pollution Control Corp.,Revenue Bonds, Refunding (Southern California Edison)	2.40	6/1/2035	5,000,000		4,269,642
Maricopa County Special Health Care District,GO, Ser. C	5.00	7/1/2036	7,500,000		7,959,509
				42,837,290
Arkansas - 1.0%
Arkansas Development Finance Authority,Revenue Bonds (Sustainable Bond) (Hybar Steel Project) Ser. A	6.88	7/1/2048	2,500,000	[a]	2,755,392
Arkansas Development Finance Authority,Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	2,500,000		2,630,270
Arkansas Development Finance Authority,Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	7,000,000		7,469,360
Arkansas University,Revenue Bonds (Fayetteville Campus) Ser. A	5.00	11/1/2054	4,200,000		4,575,834
Arkansas University,Revenue Bonds (Fayetteville Campus) Ser. A	5.00	11/1/2049	2,750,000		3,020,356
				20,451,212
California - 14.3%
California,GO	5.00	9/1/2044	2,000,000		2,260,185
California,GO, Refunding	5.25	10/1/2045	4,000,000		4,546,292
California,GO, Refunding	5.25	9/1/2047	1,000,000		1,122,748
California,Revenue Bonds, Refunding, Ser. BW	5.00	5/15/2054	2,500,000		2,759,927
California University,Revenue Bonds, Refunding, Ser. AZ	5.00	5/15/2043	5,000,000		5,285,159
California Community Choice Financing Authority,Revenue Bonds (Sustainable Bond) (Clean Energy Project)	5.25	10/1/2031	6,000,000	[b]	6,440,426
California Community Choice Financing Authority,Revenue Bonds (Sustainable Bond) Ser. B1	4.00	8/1/2031	3,000,000	[b]	3,051,814
California Community College Financing Authority,Revenue Bonds (Orange Coast Properties)	5.25	5/1/2048	2,750,000		2,821,532
California Community College Financing Authority,Revenue Bonds (Orange Coast Properties)	5.25	5/1/2043	1,250,000		1,287,621
California Community Housing Agency,Revenue Bonds (Creekwood Apartments) Ser. A	4.00	2/1/2056	5,000,000	[a]	3,486,236

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
California - 14.3% (continued)
California Community Housing Agency,Revenue Bonds (Fountains at Emerald Park)	3.00	8/1/2056	3,000,000	[a]	2,254,251
California Community Housing Agency,Revenue Bonds (Serenity at Larkspur Apartments) Ser. A	5.00	2/1/2050	5,000,000	[a]	3,801,983
California Community Housing Agency,Revenue Bonds (Stoneridge Apartments) Ser. A	4.00	2/1/2056	3,250,000	[a]	2,715,181
California Community Housing Agency,Revenue Bonds (Verdant at Green Valley Project)	5.00	8/1/2049	5,000,000	[a]	4,810,014
California Educational Facilities Authority,Revenue Bonds (Sustainable Bond) (Loyola Marymount University)	5.00	10/1/2048	3,000,000		3,122,635
California Educational Facilities Authority,Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2047	2,500,000		2,551,484
California Educational Facilities Authority,Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2042	2,000,000		2,050,835
California Health Facilities Financing Authority,Revenue Bonds (Sustainable Bond)	4.35	6/1/2041	2,000,000		1,882,948
California Health Facilities Financing Authority,Revenue Bonds, Refunding (Children's Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	1,000,000		1,022,849
California Health Facilities Financing Authority,Revenue Bonds, Refunding (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	5/15/2046	5,000,000		4,951,435
California Infrastructure & Economic Development Bank,Revenue Bonds, Ser. A4	8.00	8/15/2025	20,000,000	[a,b]	20,191,460
California Municipal Finance Authority,Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	2,750,000		2,761,300
California Municipal Finance Authority,Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2035	600,000		605,097
California Municipal Finance Authority,Revenue Bonds (CHF-Davis I)	5.00	5/15/2048	6,000,000		6,165,244
California Municipal Finance Authority,Revenue Bonds (CHF-Davis I)	5.00	5/15/2040	5,000,000		5,213,958
California Municipal Finance Authority,Revenue Bonds (CHF-Davis I)	5.00	5/15/2043	5,000,000		5,178,168
California Municipal Finance Authority,Revenue Bonds (CHF-Riverside I)	5.00	5/15/2043	2,000,000		2,071,267
California Municipal Finance Authority,Revenue Bonds (CHF-Riverside I)	5.00	5/15/2039	3,265,000		3,416,198
California Municipal Finance Authority,Revenue Bonds (CHF-Riverside I)	5.00	5/15/2052	7,500,000		7,683,689
California Municipal Finance Authority,Revenue Bonds (CHF-Riverside I)	5.00	5/15/2034	2,250,000		2,385,669
California Municipal Finance Authority,Revenue Bonds (CHF-Riverside I)	5.00	5/15/2037	2,605,000		2,743,290
California Municipal Finance Authority,Revenue Bonds (CHF-Riverside II)	5.00	5/15/2049	2,000,000		2,064,235
California Municipal Finance Authority,Revenue Bonds (Claremont Colleges Project) Ser. A	5.00	7/1/2040	1,515,000	[a]	1,505,074
California Municipal Finance Authority,Revenue Bonds (Claremont Colleges Project) Ser. A	5.00	7/1/2052	2,075,000	[a]	1,984,789
California Municipal Finance Authority,Revenue Bonds (John Adams Academy - Lincoln) Ser. A	5.00	10/1/2057	1,650,000	[a]	1,573,086

Statement of Investments (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
California - 14.3% (continued)
California Municipal Finance Authority,Revenue Bonds (John Adams Academy - Lincoln) Ser. A	5.00	10/1/2049	1,515,000	[a]	1,472,749
California Municipal Finance Authority,Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2047	2,250,000		2,279,677
California Municipal Finance Authority,Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2041	1,200,000		1,203,758
California Municipal Finance Authority,Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2047	700,000		700,259
California Municipal Finance Authority,Revenue Bonds (Palmdale Aerospace Academy Project) Ser. A	5.00	7/1/2038	1,100,000	[a]	1,115,983
California Municipal Finance Authority,Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,000,000		3,009,106
California Municipal Finance Authority,Revenue Bonds, (St. Ignatius College Preparatory) Ser. A	5.00	9/1/2049	1,000,000		1,100,525
California Municipal Finance Authority,Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2042	1,000,000		1,015,313
California Pollution Control Financing Authority,Revenue Bonds (Rialto Bioenergy Facility Project)	7.50	12/1/2040	5,000,000	[a,c]	375,000
California Public Finance Authority,Revenue Bonds (ENSO Village Project) Ser. 85	3.13	5/15/2029	1,000,000	[a]	978,749
California Public Finance Authority,Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	3,555,000		3,501,865
California Public Finance Authority,Revenue Bonds (Sustainable Bond) (ENSO Village Project)	5.00	11/15/2036	500,000	[a]	504,779
California Public Finance Authority,Revenue Bonds (Sustainable Bond) (ENSO Village Project)	5.00	11/15/2051	250,000	[a]	231,784
California Public Works Board,Revenue Bonds (May Lee State Office Complex) Ser. A	5.00	4/1/2039	1,650,000		1,899,864
California Public Works Board,Revenue Bonds (May Lee State Office Complex) Ser. A	5.00	4/1/2041	1,500,000		1,710,343
California School Finance Authority,Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A	4.00	8/1/2041	500,000	[a]	477,939
California School Finance Authority,Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A	4.00	8/1/2036	300,000	[a]	299,125
California School Finance Authority,Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A	4.00	8/1/2061	2,270,000	[a]	1,973,786
California School Finance Authority,Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A	4.00	8/1/2051	750,000	[a]	674,162
California School Finance Authority,Revenue Bonds (Green Dot Public Schools California Project) Ser. A	5.00	8/1/2048	2,750,000	[a]	2,797,219
California School Finance Authority,Revenue Bonds (Green Dot Public Schools California Project) Ser. A	5.00	8/1/2038	1,000,000	[a]	1,033,461
California School Finance Authority,Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2037	590,000	[a]	606,080
California School Finance Authority,Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2047	870,000	[a]	880,040
California School Finance Authority,Revenue Bonds (Summit Public Schools Obligated Group)	5.00	6/1/2047	700,000	[a]	695,244
California School Finance Authority,Revenue Bonds (Summit Public Schools Obligated Group)	5.00	6/1/2027	800,000	[a,d]	843,181

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
California - 14.3% (continued)
California School Finance Authority,Revenue Bonds, Refunding (New Designs Charter School) Ser. A	5.00	6/1/2064	1,100,000	[a]	1,100,539
California Statewide Communities Development Authority,Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.00	12/1/2033	1,000,000	[a]	1,047,598
California Statewide Communities Development Authority,Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2038	1,500,000	[a]	1,572,496
California Statewide Communities Development Authority,Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2036	6,500,000	[a]	6,624,898
California Statewide Communities Development Authority,Revenue Bonds, Refunding (CHF-Irvine)	5.00	5/15/2040	2,000,000		2,031,304
California Statewide Communities Development Authority,Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2042	1,600,000		1,558,153
California Statewide Communities Development Authority,Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	1,500,000		1,522,458
California Statewide Communities Development Authority,Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2044	3,000,000		2,999,591
CMFA Special Finance Agency,Revenue Bonds, Ser. A1	3.00	12/1/2056	1,000,000	[a]	736,437
CMFA Special Finance Agency VIII,Revenue Bonds, Ser. A2	4.00	8/1/2047	3,000,000	[a]	2,672,386
Foothill Eastern Transportation Corridor Agency,Revenue Bonds, Refunding, Ser. B1	3.95	1/15/2053	5,000,000		4,657,441
Foothill-Eastern Transportation Corridor Agency,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	2.96	1/15/2046	2,000,000		1,507,569
Foothill-Eastern Transportation Corridor Agency,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D	3.06	1/15/2043	1,000,000		754,167
Foothill-Eastern Transportation Corridor Agency,Revenue Bonds, Refunding, Ser. A	4.09	1/15/2049	7,500,000		6,478,005
Fowler Unified School District,GO (Insured; Build America Mutual) Ser. B	3.38	8/1/2045	1,200,000		1,070,403
Fowler Unified School District,GO (Insured; Build America Mutual) Ser. B	5.00	8/1/2050	3,000,000		3,206,632
Golden State Tobacco Securitization Corp.,Revenue Bonds, Refunding (Insured; State Appropriation) Ser. B	2.75	6/1/2034	5,000,000		4,327,521
Golden State Tobacco Securitization Corp.,Revenue Bonds, Refunding (Insured; State Appropriation) Ser. B	3.29	6/1/2042	6,000,000		4,737,141
Golden State Tobacco Securitization Corp.,Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	10,410,000		8,191,021
Golden State Tobacco Securitization Corp.,Revenue Bonds, Refunding, Ser. B2	0.00	6/1/2066	10,000,000	[e]	1,167,772
Grant Joint Union High School District,GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2029	2,080,000	[e]	1,798,246
Grant Joint Union High School District,GO (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2033	4,380,000	[e]	3,333,048
Irvine,Special Assessment Bonds, Refunding	4.00	9/2/2029	1,000,000		1,005,877

Statement of Investments (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
California - 14.3% (continued)
Los Angeles Department of Water & Power,Revenue Bonds, Refunding, Ser. C	5.00	7/1/2054	2,505,000		2,767,476
Los Angeles Unified School District,GO, Refunding, Ser. A	5.00	7/1/2033	5,000,000		5,965,848
Los Angeles Unified School District,GO, Refunding, Ser. A	5.00	7/1/2034	4,000,000		4,835,796
New Haven Unified School District,GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2032	2,500,000	[e]	1,966,061
Norman Y. Mineta San Jose International Airport SJC,Revenue Bonds, Refunding, Ser. A	5.00	3/1/2047	8,500,000		8,591,614
Northern California Gas Authority No. 1,Revenue Bonds (Gas Project) Ser. B, (3 Month TSFR +0.72%)	4.47	7/1/2027	315,000	[f]	315,612
Oroville,Revenue Bonds (Oroville Hospital)	5.25	4/1/2039	1,750,000		1,312,500
Palomar Health,Revenue Bonds, Refunding	5.00	11/1/2039	1,000,000		971,438
San Diego County Regional Airport Authority,Revenue Bonds, Ser. B	4.00	7/1/2051	2,500,000		2,364,715
San Diego County Regional Airport Authority,Revenue Bonds, Ser. B	4.00	7/1/2046	2,000,000		1,918,153
San Diego County Regional Transportation Commission,Revenue Bonds, Refunding, Ser. A	5.00	4/1/2042	1,750,000		1,987,163
San Diego County Regional Transportation Commission,Revenue Bonds, Refunding, Ser. A	5.00	4/1/2041	1,900,000		2,171,333
San Diego County Regional Transportation Commission,Revenue Bonds, Refunding, Ser. A	5.00	4/1/2040	3,000,000		3,459,466
San Diego Unified School District,GO, Ser. A	0.00	7/1/2025	2,385,000	[e]	2,329,611
San Diego Unified School District,GO, Ser. A	0.00	7/1/2025	1,615,000	[e]	1,577,494
San Francisco Airport City & County,Revenue Bonds, Refunding, Ser. A	5.00	5/1/2044	6,500,000		6,713,175
Sierra Joint Community College District School Facilities District No. 2,GO (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	8/1/2030	3,020,000	[e]	2,538,806
Sierra Joint Community College District School Facilities District No. 2,GO (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	8/1/2031	5,330,000	[e]	4,338,602
Tender Option Bond Trust Receipts (Series 2022-XL0357),(Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. H) Non-recourse, Underlying Coupon Rate 5.50%	10.34	5/15/2047	8,010,000	[a,g,h]	8,718,759
The Morongo Band of Mission Indians,Revenue Bonds, Ser. A	5.00	10/1/2042	1,000,000	[a]	1,011,717
Tobacco Securitization Authority of Northern California,Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2039	2,000,000		2,129,319
Tobacco Securitization Authority of Northern California,Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	500,000		501,072
Tobacco Securitization Authority of Northern California,Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	800,000		807,895
Tobacco Securitization Authority of Northern California,Revenue Bonds, Refunding, Ser. A	4.00	6/1/2037	500,000		506,600
Tobacco Securitization Authority of Northern California,Revenue Bonds, Refunding, Ser. A	4.00	6/1/2039	1,000,000		1,005,998
Transbay Joint Powers Authority,Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2049	1,000,000		1,025,244

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
California - 14.3% (continued)
Transbay Joint Powers Authority,Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2039	900,000		939,749
Transbay Joint Powers Authority,Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2040	1,000,000		1,037,646
Transbay Joint Powers Authority,Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2045	1,000,000		1,032,824
Vernon Electric System,Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2041	420,000		454,397
Vernon Electric System,Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2040	365,000		396,637
Vernon Electric System,Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2039	425,000		463,941
				299,405,434
Colorado - 1.9%
Board of Governors of Colorado University System,Revenue Bonds, Refunding, Ser. C	5.00	3/1/2028	1,720,000	[d]	1,861,344
Centennial Water & Sanitation District,Revenue Bonds	5.00	12/1/2053	2,500,000		2,712,869
Colorado Educational & Cultural Facilities Authority,Revenue Bonds, Refunding (Ascent Classical Academy Charter Schools)	5.75	4/1/2059	2,000,000	[a]	2,073,849
Colorado Educational & Cultural Facilities Authority,Revenue Bonds, Refunding (Ascent Classical Academy Charter Schools)	5.80	4/1/2054	3,000,000	[a]	3,137,932
Colorado Health Facilities Authority,Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,500,000		1,626,416
Colorado Health Facilities Authority,Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	5.00	5/15/2035	5,380,000		6,078,566
Colorado Health Facilities Authority,Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	5.00	5/15/2054	7,500,000		7,934,694
Colorado School of Mines,Revenue Bonds, Ser. A	5.00	12/1/2054	3,750,000		4,039,564
Colorado Springs School District No. 11 Facilities Corp.,COP (Insured; Build America)	5.25	12/15/2048	1,710,000		1,892,849
Denver Urban Renewal Authority,Tax Allocation Bonds, Ser. A	5.25	12/1/2039	900,000	[a]	909,637
Denver Urban Renewal Authority,Tax Allocation Bonds, Ser. A	5.25	12/1/2039	2,305,000	[a]	2,329,681
E-470 Public Highway Authority,Revenue Bonds, Refunding, Ser. A	5.00	9/1/2040	1,725,000		1,725,000
Regional Transportation District,Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	7/15/2037	1,000,000		903,823
Regional Transportation District,Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2033	1,000,000		1,037,484
Regional Transportation District,Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2035	1,000,000		1,022,546
				39,286,254
Connecticut - .5%
Connecticut,GO (Sustainable Bond) Ser. B	3.00	6/1/2038	5,250,000		4,787,839
Connecticut Health & Educational Facilities Authority,Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. M	4.00	7/1/2037	5,000,000		5,067,134
				9,854,973

Statement of Investments (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
District of Columbia - 2.0%
District of Columbia,GO, Refunding, Ser. A	5.25	1/1/2048	5,375,000		5,995,519
District of Columbia,Revenue Bonds (District of Columbia International School Obligated Group)	5.00	7/1/2049	4,265,000		4,348,431
District of Columbia,Revenue Bonds (KIPP DC Project)	4.00	7/1/2049	1,375,000		1,260,678
District of Columbia,Revenue Bonds (KIPP DC Project)	4.00	7/1/2044	1,240,000		1,178,516
District of Columbia,Revenue Bonds (KIPP DC Project)	4.00	7/1/2039	1,275,000		1,250,413
District of Columbia,Revenue Bonds, Refunding (KIPP DC Project) Ser. A	5.00	7/1/2048	5,000,000		5,070,754
District of Columbia Income Tax Revenue,Revenue Bonds, Ser. A	5.00	7/1/2042	6,000,000		6,658,133
Metropolitan Washington Airports Authority,Revenue Bonds (Dulles Metrorail & Capital Improvement Projects) (Insured; Assured Guaranty Corp.) Ser. B	0.00	10/1/2036	6,275,000	[e]	3,968,142
Metropolitan Washington Airports Authority,Revenue Bonds, Refunding (Dulles Metrorail) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2053	5,000,000		4,748,734
Washington Metropolitan Area Transit Authority,Revenue Bonds (Sustainable Bond) Ser. A	3.00	7/15/2040	9,520,000		8,400,657
				42,879,977
Florida - 3.6%
Capital Trust Agency,Revenue Bonds (Franklin Academy Project)	5.00	12/15/2035	1,085,000	[a]	1,085,509
Capital Trust Agency,Revenue Bonds (Franklin Academy Project)	5.00	12/15/2040	1,220,000	[a]	1,172,590
Capital Trust Agency,Revenue Bonds (H-Bay Ministries-Superior Residences Project) Ser. A1	5.00	7/1/2048	750,000	[c]	150,000
Capital Trust Agency,Revenue Bonds (H-Bay Ministries-Superior Residences Project) Ser. B	5.00	7/1/2053	250,000	[c]	2,975
Capital Trust Authority,Revenue Bonds (Mason Classical Academy Project) Ser. A	5.00	6/1/2054	2,900,000	[a]	2,931,323
Capital Trust Authority,Revenue Bonds (Mason Classical Academy Project) Ser. A	5.00	6/1/2044	1,525,000	[a]	1,550,341
Capital Trust Authority,Revenue Bonds (Mason Classical Academy Project) Ser. A	5.00	6/1/2039	2,010,000	[a]	2,086,953
Collier County Health Facilities Authority,Revenue Bonds, Refunding (Moorings, Inc.) Ser. A	5.00	5/1/2045	2,500,000		2,512,432
Florida Development Finance Corp.,Revenue Bonds (Imagine School At Broward Project) Ser. A	4.00	12/15/2029	525,000		525,273
Florida Development Finance Corp.,Revenue Bonds (Imagine School At Broward Project) Ser. A	5.00	12/15/2034	500,000		517,306
Florida Development Finance Corp.,Revenue Bonds (Imagine School At Broward Project) Ser. A	5.00	12/15/2039	500,000		512,662
Florida Development Finance Corp.,Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2040	1,650,000		1,678,829
Florida Development Finance Corp.,Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2050	6,500,000		6,547,605
Florida Development Finance Corp.,Revenue Bonds, Refunding (Brightline Florida)	5.50	7/1/2053	7,000,000		7,263,551
Florida Development Finance Corp.,Revenue Bonds, Refunding (Glenridge on Palmer Ranch Obligated Group)	5.00	6/1/2051	1,250,000	[a]	1,233,563

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
Florida - 3.6% (continued)
Florida Higher Educational Facilities Financial Authority,Revenue Bonds, Refunding (Rollins College Project) Ser. A	3.00	12/1/2048	7,500,000		5,776,045
Halifax Hospital Medical Center,Revenue Bonds (Daytona Beach)	4.25	6/1/2054	2,000,000		1,943,684
Halifax Hospital Medical Center,Revenue Bonds (Daytona Beach)	5.25	6/1/2054	5,000,000		5,408,374
Hillsborough County Industrial Development Authority,Revenue Bonds (Tampa General Hospital Project) Ser. A	4.00	8/1/2045	2,220,000		2,102,089
Miami Beach Redevelopment Agency,Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/1/2040	7,545,000		7,550,072
Miami-Dade County Aviation,Revenue Bonds, Refunding, Ser. A	4.00	10/1/2040	1,625,000		1,614,582
Miami-Dade County Aviation,Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000		1,503,550
Miami-Dade County Expressway Authority,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,050,000		1,050,626
Miami-Dade County Health Facilities Authority,Revenue Bonds, Refunding (Nicklaus Children's Hospital Obligated Group)	5.00	8/1/2042	2,000,000		2,042,910
Miami-Dade County Seaport Department,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A1	4.00	10/1/2045	2,500,000		2,349,344
Miami-Dade County Water & Sewer System,Revenue Bonds	4.00	10/1/2051	1,000,000		962,326
Miami-Dade County Water & Sewer System,Revenue Bonds, Ser. A	5.25	10/1/2054	5,000,000		5,508,532
Pasco County,Revenue Bonds (H Lee Moffitt Cancer Center Project) (Insured; Assured Guaranty Municipal Corp.)	5.75	9/1/2054	1,000,000		1,123,217
Seminole County,Revenue Bonds, Refunding	5.00	10/1/2052	3,600,000		3,839,962
Tampa,Revenue Bonds, Ser. A	0.00	9/1/2045	1,850,000	[e]	697,502
Tampa,Revenue Bonds, Ser. A	0.00	9/1/2049	1,800,000	[e]	545,660
Tampa,Revenue Bonds, Ser. A	0.00	9/1/2041	1,000,000	[e]	470,071
Tampa,Revenue Bonds, Ser. A	0.00	9/1/2042	1,000,000	[e]	444,901
				74,704,359
Georgia - 3.1%
DeKalb County Development Authority,Revenue Bonds (The Globe Academy Project), Ser. A	5.00	6/1/2055	400,000		401,930
DeKalb County Development Authority,Revenue Bonds (The Globe Academy Project), Ser. A	5.00	6/1/2040	250,000		257,158
DeKalb County Development Authority,Revenue Bonds (The Globe Academy Project), Ser. A	5.00	6/1/2050	300,000		302,961
Fayette County Development Authority,Revenue Bonds (United States Soccer Federation)	5.25	10/1/2049	3,000,000		3,266,153
Fayette County Development Authority,Revenue Bonds (United States Soccer Federation)	5.25	10/1/2054	3,000,000		3,245,519
Fulton County Development Authority,Revenue Bonds, Refunding (Robert W. Woodruff Arts Center)	5.00	3/15/2044	6,000,000		6,237,284
George L Smith II Congress Center Authority,Revenue Bonds (Convention Center Hotel)	5.00	1/1/2054	3,000,000	[a]	2,852,446

Statement of Investments (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
Georgia - 3.1% (continued)
Georgia Municipal Electric Authority,Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,000,000		1,914,972
Georgia Municipal Electric Authority,Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2056	1,000,000		1,024,651
Georgia Municipal Electric Authority,Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	2,250,000		2,374,442
Georgia Municipal Electric Authority,Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	1/1/2046	1,200,000		1,182,942
Georgia Municipal Electric Authority,Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	4.00	1/1/2051	1,000,000		949,439
Georgia Municipal Electric Authority,Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	5.00	1/1/2056	1,200,000		1,239,948
Georgia Ports Authority,Revenue Bonds	5.25	7/1/2043	6,245,000		7,038,866
Main Street Natural Gas,Revenue Bonds, Ser. A	5.00	5/15/2043	1,500,000		1,552,103
Main Street Natural Gas,Revenue Bonds, Ser. B	5.00	6/1/2029	5,000,000	[b]	5,267,526
Main Street Natural Gas,Revenue Bonds, Ser. C	5.00	12/1/2031	10,000,000	[b]	10,705,054
Main Street Natural Gas,Revenue Bonds, Ser. D	5.00	12/1/2030	5,000,000	[b]	5,312,389
Metropolitan Atlanta Rapid Transit Authority,Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2042	1,000,000		1,132,754
Metropolitan Atlanta Rapid Transit Authority,Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2044	1,250,000		1,404,809
The Atlanta Development Authority,Revenue Bonds, Ser. A1	5.25	7/1/2044	1,500,000		1,516,666
The Atlanta Development Authority,Tax Allocation Bonds (Westside Gulch Area Project) Ser. A1	5.00	4/1/2034	1,250,000	[a]	1,278,208
The Atlanta Development Authority,Tax Allocation Bonds (Westside Gulch Area Project) Ser. A2	5.50	4/1/2039	2,500,000	[a]	2,552,865
Valdosta & Lowndes County Hospital Authority,Revenue Bonds (South Georgia Medical Center Obligated Group) (Insured; County Guaranteed)	5.00	10/1/2054	2,000,000		2,172,603
				65,183,688
Hawaii - .3%
Hawaii Department of Budget & Finance,Revenue Bonds, Refunding (The Queen's Health Systems Obligated Group) Ser. A	5.00	7/1/2035	7,000,000		7,084,145
Idaho - .7%
Idaho Health Facilities Authority,Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2051	2,500,000		2,310,102
Idaho Health Facilities Authority,Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2046	2,000,000		1,880,118
Idaho Housing & Finance Association,Revenue Bonds, Ser. A	5.00	8/15/2043	9,655,000		10,746,147
				14,936,367
Illinois - 7.8%
Chicago Board of Education,GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2026	1,170,000		1,214,613
Chicago Board of Education,GO, Refunding, Ser. A	4.00	12/1/2027	750,000		753,449
Chicago Board of Education,GO, Refunding, Ser. A	7.00	12/1/2044	2,500,000		2,571,952
Chicago Board of Education,GO, Refunding, Ser. B	5.00	12/1/2033	600,000		627,000
Chicago Board of Education,GO, Refunding, Ser. B	6.75	12/1/2030	7,500,000	[a]	8,186,369

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
Illinois - 7.8% (continued)
Chicago Board of Education,GO, Refunding, Ser. B	7.00	12/1/2042	10,000,000	[a]	10,800,037
Chicago Board of Education,GO, Ser. A	5.00	12/1/2041	1,000,000		1,029,657
Chicago Board of Education,GO, Ser. A	5.88	12/1/2047	2,500,000		2,753,254
Chicago Board of Education,GO, Ser. A	7.00	12/1/2046	5,000,000	[a]	5,369,218
Chicago Board of Education,GO, Ser. B	6.50	12/1/2046	4,500,000		4,668,016
Chicago Board of Education,Revenue Bonds	5.00	4/1/2046	1,600,000		1,619,753
Chicago Board of Education,Revenue Bonds	5.00	4/1/2042	1,700,000		1,728,933
Chicago Board of Education,Revenue Bonds	6.00	4/1/2046	1,500,000		1,568,238
Chicago II,GO, Refunding, Ser. 2005D	5.50	1/1/2040	5,000,000		5,011,221
Chicago II,GO, Refunding, Ser. 2007E	5.50	1/1/2042	1,750,000		1,752,971
Chicago II,GO, Refunding, Ser. 2007F	5.50	1/1/2042	1,250,000		1,252,122
Chicago II,GO, Refunding, Ser. A	5.00	1/1/2032	600,000		642,653
Chicago II,GO, Ser. A	5.50	1/1/2049	4,000,000		4,165,393
Chicago II,GO, Ser. B	7.75	1/1/2042	1,272,000		1,279,288
Chicago IL Wastewater Transmission,Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	1/1/2041	7,225,000		8,031,374
Chicago IL Waterworks,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	11/1/2038	1,150,000		1,270,927
Chicago IL Waterworks,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	11/1/2039	6,080,000		6,714,286
Chicago Midway International Airport,Revenue Bonds, Refunding, Ser. B	5.00	1/1/2046	5,000,000		5,046,316
Chicago O'Hare International Airport,Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	3,000,000		3,138,579
Chicago O'Hare International Airport,Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	6,800,000		6,886,571
Chicago Wastewater,Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2041	1,350,000		1,509,109
Cook County II,Revenue Bonds, Refunding, Ser. A	5.25	11/15/2045	5,000,000		5,488,328
Illinois,GO	5.50	5/1/2039	2,500,000		2,747,045
Illinois,GO	5.50	5/1/2030	2,500,000		2,730,210
Illinois,GO, Ser. A	5.00	5/1/2042	2,500,000		2,582,432
Illinois,GO, Ser. A	5.00	3/1/2046	2,500,000		2,641,152
Illinois,GO, Ser. B	5.00	5/1/2038	2,000,000		2,233,134
Illinois,GO, Ser. B	5.00	5/1/2039	1,000,000		1,111,066
Illinois,GO, Ser. B	5.25	5/1/2048	2,500,000		2,727,949
Illinois,GO, Ser. B	5.25	5/1/2049	2,000,000		2,176,989
Illinois,GO, Ser. B	5.25	5/1/2044	1,000,000		1,105,084
Illinois,GO, Ser. B	5.25	5/1/2047	1,000,000		1,094,289
Illinois,GO, Ser. B	5.25	5/1/2045	2,000,000		2,202,207
Illinois,GO, Ser. D	5.00	11/1/2028	5,150,000		5,473,684
Illinois,Revenue Bonds, Ser. B	5.00	6/15/2039	5,000,000		5,551,249
Illinois Finance Authority,Revenue Bonds (Shedd Aquarium Society Project)	5.00	6/1/2047	1,000,000		1,046,948
Illinois Finance Authority,Revenue Bonds (The Chicago School)	5.25	4/1/2043	1,445,000		1,558,039
Illinois Finance Authority,Revenue Bonds, Refunding (Franciscan Communities Obligated Group) Ser. A	5.00	5/15/2037	3,000,000		3,044,397
Illinois Finance Authority,Revenue Bonds, Refunding (University of Chicago) Ser. A	5.25	4/1/2043	900,000		1,021,178

Statement of Investments (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
Illinois - 7.8% (continued)
Illinois Finance Authority,Revenue Bonds, Refunding (University of Chicago) Ser. A	5.25	4/1/2042	1,000,000		1,138,559
Illinois Finance Authority,Revenue Bonds, Refunding (University of Chicago) Ser. A	5.25	4/1/2041	500,000		571,916
Illinois Finance Authority,Revenue Bonds, Refunding (University of Chicago) Ser. A	5.25	4/1/2044	750,000		847,776
Illinois Finance Authority,Revenue Bonds, Refunding (University of Chicago) Ser. B	5.25	4/1/2039	1,000,000		1,159,405
Illinois Finance Authority,Revenue Bonds, Refunding (University of Chicago) Ser. B	5.25	4/1/2038	3,000,000		3,506,532
Illinois Toll Highway Authority,Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	6,000,000		6,914,643
Illinois Toll Highway Authority,Revenue Bonds, Ser. A	5.00	1/1/2042	4,000,000		4,470,814
Metropolitan Pier & Exposition Authority,Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2040	10,000,000	[e]	5,086,826
Metropolitan Pier & Exposition Authority,Revenue Bonds, Refunding (McCormick Place Expansion Project)	4.00	12/15/2047	2,000,000		1,907,082
Metropolitan Pier & Exposition Authority,Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	2,000,000		2,072,740
				163,802,972
Indiana - 1.0%
Indiana Finance Authority,Revenue Bonds (Butler University Project)	4.00	2/1/2044	2,595,000		2,446,574
Indiana Finance Authority,Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2053	2,300,000		2,379,930
Indiana Finance Authority,Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2032	320,000		348,374
Indiana Finance Authority,Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2043	855,000		899,017
Indiana Finance Authority,Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2033	410,000		447,565
Indiana Finance Authority,Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2038	750,000		802,984
Indiana Finance Authority,Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.13	6/1/2058	1,650,000		1,710,101
Indiana Finance Authority,Revenue Bonds (U.S. Steel Corp.) Ser. A	6.75	5/1/2039	1,000,000		1,145,263
Northern Indiana Commuter Transportation District,Revenue Bonds	5.00	1/1/2054	4,000,000		4,287,556
Northern Indiana Commuter Transportation District,Revenue Bonds	5.25	1/1/2049	3,000,000		3,314,239
Valparaiso,Revenue Bonds, Refunding (Pratt Paper (IN) LLC Project)	5.00	1/1/2054	3,000,000	[a]	3,101,498
				20,883,101
Iowa - .5%
Iowa Finance Authority,Revenue Bonds, Refunding (Sustainable Bond)	5.00	8/1/2042	4,000,000		4,491,006
Iowa Finance Authority,Revenue Bonds, Refunding (Sustainable Bond)	5.00	8/1/2041	4,000,000		4,517,367

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
Iowa - .5% (continued)
Iowa Tobacco Settlement Authority,Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2040	1,000,000		1,003,420
				10,011,793
Kentucky - .6%
Henderson,Revenue Bonds (Pratt Paper Project) Ser. B	3.70	1/1/2032	1,195,000	[a]	1,171,630
Kentucky Economic Development Finance Authority,Revenue Bonds, Refunding (Louisville Arena Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	1,660,000		1,660,431
Kentucky Property & Building Commission,Revenue Bonds (Project No. 126) Ser. A	5.00	5/1/2041	3,060,000		3,353,182
Kentucky Public Energy Authority,Revenue Bonds, Ser. A	5.00	5/1/2055	5,000,000	[b]	5,310,311
				11,495,554
Louisiana - 1.5%
Jefferson Parish Economic Development & Port District,Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A	5.50	6/15/2038	3,200,000	[a]	3,255,372
Jefferson Parish Economic Development & Port District,Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A	5.63	6/15/2048	4,350,000	[a]	4,388,605
Louisiana Local Government Environmental Facilities & Community Development Authority,Revenue Bonds (Louisiana Utilities Restoration Corp.) Ser. A1A3	5.20	12/1/2039	8,000,000		8,298,902
Louisiana Public Facilities Authority,Revenue Bonds (Calcasieu Bridge Partners LLC)	5.50	9/1/2054	8,700,000		9,445,088
Louisiana Public Facilities Authority,Revenue Bonds (Louisiana Children's Medical Center Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	3.00	6/1/2050	1,000,000		793,660
Louisiana Public Facilities Authority,Revenue Bonds, Refunding (Tulane University) Ser. A	4.00	4/1/2030	240,000	[d]	253,840
New Orleans Water System,Revenue Bonds, Refunding	5.00	12/1/2024	500,000	[d]	502,312
St. James Parish,Revenue Bonds (NuStar Logistics Project) Ser. 2	6.35	7/1/2040	4,115,000	[a]	4,559,871
				31,497,650
Maine - .1%
Maine Housing Authority,Revenue Bonds (Sustainable Bond) Ser. D	4.70	11/15/2053	2,500,000		2,512,410
Maryland - .4%
Maryland Economic Development Corp.,Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2049	750,000		768,620
Maryland Economic Development Corp.,Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2044	200,000		206,577
Maryland Stadium Authority,Revenue Bonds (Football Stadium) Ser. A	5.00	3/1/2036	3,000,000		3,409,140
Maryland Stadium Authority,Revenue Bonds (Football Stadium) Ser. A	5.00	3/1/2035	3,500,000		4,001,478
				8,385,815
Massachusetts - 4.4%
Lowell Collegiate Charter School,Revenue Bonds	5.00	6/15/2054	770,000		770,462
Lowell Collegiate Charter School,Revenue Bonds	5.00	6/15/2049	755,000		756,474
Massachusetts,GO, Refunding, Ser. E	1.77	11/1/2032	90,000		75,166
Massachusetts,GO, Ser. 2020	5.00	7/1/2045	5,000,000		5,351,079

Statement of Investments (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
Massachusetts - 4.4% (continued)
Massachusetts,GO, Ser. E	5.00	11/1/2045	7,070,000		7,607,970
Massachusetts Bay Transportation Authority,Revenue Bond, Refunding (Sustainable Bond) Ser. A2	5.00	7/1/2052	2,000,000		2,157,725
Massachusetts Bay Transportation Authority,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2038	10,715,000		12,458,803
Massachusetts Development Finance Agency,Revenue Bonds (Bentley University)	5.00	7/1/2040	5,500,000		5,624,820
Massachusetts Development Finance Agency,Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	4,060,000		4,152,715
Massachusetts Development Finance Agency,Revenue Bonds (Emerson College) Ser. A	5.25	1/1/2042	5,500,000		5,615,217
Massachusetts Development Finance Agency,Revenue Bonds (Linden Ponds Inc.)	5.13	11/15/2046	1,500,000	[a]	1,551,053
Massachusetts Development Finance Agency,Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2046	2,015,000		2,024,766
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2040	1,000,000		1,022,849
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (NewBridge Charles Inc.)	5.00	10/1/2037	1,000,000	[a]	1,027,782
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (NewBridge Charles Inc.)	5.00	10/1/2047	3,000,000	[a]	3,036,538
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (NewBridge Charles Inc.)	5.00	10/1/2057	2,150,000	[a]	2,164,529
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,500,000		1,502,043
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2036	2,115,000		2,134,564
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Simmons University) Ser. N	5.00	10/1/2043	1,000,000		1,015,503
Massachusetts Development Finance Agency,Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	4.00	10/1/2045	500,000		481,811
Massachusetts Development Finance Agency,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,375,000		1,379,877
Massachusetts Health & Educational Facilities Authority,Revenue Bonds (Museum of Fine Arts) Ser. A1	4.01	12/1/2037	8,800,000	[g]	8,800,000
Massachusetts Health & Educational Facilities Authority,Revenue Bonds, Refunding (Partners Healthcare) (LOC; TD Bank NA) Ser. F3	2.93	7/1/2040	1,700,000	[g]	1,700,000
Massachusetts School Building Authority,Revenue Bonds, Refunding, Ser. A	5.25	2/15/2048	9,500,000		10,002,523
Massachusetts School Building Authority,Revenue Bonds, Ser. B	5.25	2/15/2048	10,000,000		10,525,654
				92,939,923
Michigan - 1.2%
Detroit,GO	5.00	4/1/2034	1,000,000		1,048,981
Detroit,GO	5.00	4/1/2033	1,150,000		1,207,719
Detroit,GO	5.00	4/1/2035	1,660,000		1,738,731
Detroit,GO	5.00	4/1/2038	1,235,000		1,285,786
Detroit,GO	5.00	4/1/2036	1,200,000		1,254,096

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
Michigan - 1.2% (continued)
Detroit,GO	5.00	4/1/2029	1,000,000		1,062,131
Detroit,GO	5.00	4/1/2028	900,000		959,102
Detroit,GO	5.00	4/1/2030	700,000		741,935
Detroit,GO	5.00	4/1/2032	850,000		893,817
Detroit,GO	5.00	4/1/2031	1,000,000		1,054,129
Detroit,GO (Sustainable Bond) Ser. A	5.00	4/1/2050	2,000,000		2,081,337
Detroit,GO (Sustainable Bond) Ser. A	5.00	4/1/2046	1,250,000		1,308,354
Michigan Finance Authority,Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	2,100,000		2,095,031
Michigan Finance Authority,Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	1,500,000		1,505,691
Michigan Tobacco Settlement Finance Authority,Revenue Bonds, Refunding, Ser. C	0.00	6/1/2058	30,000,000	[e]	935,328
Michigan University,Revenue Bonds, Ser. A	3.50	4/1/2052	7,290,000		5,872,147
				25,044,315
Minnesota - .4%
Forest Lake,Revenue Bonds, Refunding (North Lakes Academy Project)	5.00	7/1/2056	4,000,000		3,574,480
Minneapolis,Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2038	5,000,000		5,030,595
				8,605,075
Mississippi - .3%
Mississippi Business Finance Corp.,Revenue Bonds (Chevron USA Project) Ser. E	3.90	12/1/2030	1,200,000	[g]	1,200,000
Mississippi Development Bank,Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2025	2,500,000	[d]	2,575,520
Mississippi Development Bank,Revenue Bonds (Jackson Water & Sewer System Project) (Insured; Assured Guaranty Municipal Corp.)	6.88	12/1/2040	1,625,000		1,630,793
				5,406,313
Missouri - .3%
Metropolitan St. Louis Sewer District,Revenue Bonds, Refunding, Ser. B	5.00	5/1/2047	2,805,000		3,050,967
Metropolitan St. Louis Sewer District,Revenue Bonds, Refunding, Ser. B	5.25	5/1/2052	3,000,000		3,285,157
				6,336,124
Montana - .1%
Montana Facility Finance Authority,Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	4.00	8/15/2036	1,250,000		1,269,331
Nebraska - 1.0%
Central Plains Energy,Revenue Bonds, Refunding (Central Plains Energy Project)	4.00	8/1/2025	10,000,000	[b]	10,045,746
Tender Option Bond Trust Receipts (Series 2022-XL0356),(Omaha Public Power District, Revenue Bonds, Refunding, Ser. A) Non-recourse, Underlying Coupon Rate 5.00%	7.56	2/1/2042	10,000,000	[a,g,h]	10,396,942
				20,442,688
Nevada - .0%
Nevada Department of Business & Industry,Revenue Bonds (Sustainable Bond) (Fulcrum Sierra Biofuels Project)	6.25	12/15/2037	4,807,845	[a,c]	769,255

Statement of Investments (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
Nevada - .0% (continued)
Nevada Department of Business & Industry,Revenue Bonds (Sustainable Bond) (Fulcrum Sierra Biofuels Project) Ser. B	5.13	12/15/2037	1,295,884	[a]	207,341
				976,596
New Hampshire - .1%
New Hampshire Business Finance Authority,Revenue Bonds (Presbyterian Senior Living Project) Ser. A	5.25	7/1/2048	2,500,000		2,654,582
New Jersey - 2.7%
Casino Reinvestment Development Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2039	1,250,000		1,397,098
Casino Reinvestment Development Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2038	2,250,000		2,523,257
Casino Reinvestment Development Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2037	2,000,000		2,249,268
New Jersey Economic Development Authority,Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2054	725,000	[a]	707,393
New Jersey Economic Development Authority,Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2049	1,105,000	[a]	1,087,939
New Jersey Economic Development Authority,Revenue Bonds (The Goethals)	5.13	1/1/2034	5,325,000		5,330,302
New Jersey Economic Development Authority,Revenue Bonds (The Goethals)	5.38	1/1/2043	5,500,000		5,504,344
New Jersey Transportation Trust Fund Authority,Revenue Bonds	5.50	6/15/2050	1,000,000		1,103,915
New Jersey Transportation Trust Fund Authority,Revenue Bonds, Refunding, Ser. A	5.00	6/15/2031	2,000,000		2,058,855
New Jersey Transportation Trust Fund Authority,Revenue Bonds, Refunding, Ser. A	5.00	6/15/2030	3,000,000		3,094,863
New Jersey Transportation Trust Fund Authority,Revenue Bonds, Refunding, Ser. A	5.25	6/15/2042	2,000,000		2,239,648
New Jersey Transportation Trust Fund Authority,Revenue Bonds, Ser. A1	5.00	6/15/2030	1,500,000		1,546,904
New Jersey Transportation Trust Fund Authority,Revenue Bonds, Ser. BB	5.25	6/15/2050	3,000,000		3,285,279
New Jersey Turnpike Authority,Revenue Bonds, Refunding, Ser. A	4.00	1/1/2035	2,000,000		2,185,293
New Jersey Turnpike Authority,Revenue Bonds, Refunding, Ser. B	2.78	1/1/2040	2,000,000		1,548,712
New Jersey Turnpike Authority,Revenue Bonds, Ser. B	5.25	1/1/2054	2,000,000		2,237,509
New Jersey Turnpike Authority,Revenue Bonds, Ser. B	5.25	1/1/2049	7,000,000		7,885,671
South Jersey Port Corp.,Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000		1,524,375
South Jersey Port Corp.,Revenue Bonds, Ser. B	5.00	1/1/2042	1,250,000		1,283,413
Tobacco Settlement Financing Corp.,Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,000,000		3,073,806
Tobacco Settlement Financing Corp.,Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	5,000,000		5,183,331
				57,051,175

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
New York - 10.9%
Albany Capital Resource Corp.,Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.50	6/1/2044	400,000		395,013
Albany Capital Resource Corp.,Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.75	6/1/2054	1,000,000		1,001,910
Albany Capital Resource Corp.,Revenue Bonds (KIPP Capital Region Public Charter Schools)	5.00	6/1/2064	2,600,000		2,625,755
Build New York City Resource Corp.,Revenue Bonds (Hellenic Classical Charter Schools) Ser. A	5.00	12/1/2041	1,200,000	[a]	1,159,537
Build New York City Resource Corp.,Revenue Bonds (Hellenic Classical Charter Schools) Ser. A	5.00	12/1/2051	1,450,000	[a]	1,329,019
Build New York City Resource Corp.,Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2032	500,000	[a]	510,625
Build New York City Resource Corp.,Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2037	700,000	[a]	710,338
Build New York City Resource Corp.,Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2047	1,000,000	[a]	1,003,227
Build New York City Resource Corp.,Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2056	450,000	[a]	358,781
Build New York City Resource Corp.,Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2051	690,000	[a]	564,959
Build New York City Resource Corp.,Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2041	525,000	[a]	465,258
Build New York City Resource Corp.,Revenue Bonds (Shefa School Project) Ser. A	2.50	6/15/2031	250,000	[a]	225,683
Build New York City Resource Corp.,Revenue Bonds (Shefa School Project) Ser. A	5.00	6/15/2051	1,250,000	[a]	1,238,970
Build New York City Resource Corp.,Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2057	1,750,000		1,821,259
Build New York City Resource Corp.,Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2052	1,500,000		1,564,998
Metropolitan Transportation Authority,Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	6,000,000		6,265,373
Metropolitan Transportation Authority,Revenue Bonds, Refunding (Sustainable Bond) Ser. C2	5.18	11/15/2049	780,000		720,614
Metropolitan Transportation Authority Hudson Rail Yards Trust,Revenue Bonds, Refunding, Ser. A	5.00	11/15/2056	5,000,000		5,006,262
Monroe County Industrial Development Corp.,Revenue Bonds (Sustainable Bond) Ser. A	4.72	1/1/2044	1,500,000		1,538,584
New York City,GO, Refunding, Ser. F1	5.00	8/1/2034	5,705,000		6,619,251
New York City,GO, Ser. C1	5.00	9/1/2043	3,000,000		3,342,179
New York City,GO, Ser. C1	5.00	9/1/2042	2,985,000		3,337,404
New York City,GO, Ser. D	5.00	4/1/2038	5,000,000		5,728,432
New York City,GO, Ser. D	5.25	4/1/2047	5,000,000		5,573,963
New York City,GO, Ser. F1	3.00	3/1/2041	1,215,000		1,046,184
New York City Industrial Development Agency,Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2046	5,000,000		4,074,010
New York City Industrial Development Agency,Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2039	4,285,000		3,861,919

Statement of Investments (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
New York - 10.9% (continued)
New York City Industrial Development Agency,Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2040	1,750,000		1,544,632
New York City Industrial Development Agency,Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	3.00	3/1/2036	2,500,000		2,337,083
New York City Municipal Water Finance Authority,Revenue Bonds (LOC; Citibank NA) Ser. F2	3.60	6/15/2035	4,700,000	[g]	4,700,000
New York City Transitional Finance Authority,Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S1A	3.00	7/15/2039	1,750,000		1,586,742
New York City Transitional Finance Authority,Revenue Bonds, Ser. A1	5.00	5/1/2041	6,775,000		7,575,821
New York City Transitional Finance Authority,Revenue Bonds, Ser. F1	5.25	2/1/2053	2,500,000		2,769,123
New York City Transitional Finance Authority,Revenue Bonds, Ser. G1	5.00	5/1/2044	5,000,000		5,559,686
New York Counties Tobacco Trust VI,Revenue Bonds, Refunding, Ser. A2B	5.00	6/1/2045	4,500,000		4,287,446
New York Liberty Development Corp.,Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000		3,684,288
New York Liberty Development Corp.,Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	8,000,000	[a]	8,006,697
New York Liberty Development Corp.,Revenue Bonds, Refunding (Sustainable Bond) Ser. A	3.00	11/15/2051	2,500,000		1,862,229
New York State Dormitory Authority,Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. D	5.00	10/1/2038	5,000,000		5,569,488
New York State Dormitory Authority,Revenue Bonds, Refunding (Pace University) Ser. A	5.00	5/1/2038	500,000		502,113
New York State Dormitory Authority,Revenue Bonds, Refunding, Ser. A	4.00	3/15/2047	5,000,000		4,926,295
New York State Dormitory Authority,Revenue Bonds, Refunding, Ser. A	5.25	3/15/2052	3,500,000		3,886,710
New York State Thruway Authority,Revenue Bonds, Refunding, Ser. P	5.25	1/1/2054	1,500,000		1,684,416
New York Transportation Development Corp.,Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	5,000,000		4,816,354
New York Transportation Development Corp.,Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	8,000,000		8,414,802
New York Transportation Development Corp.,Revenue Bonds (Delta Air Lines)	5.00	10/1/2040	5,000,000		5,168,220
New York Transportation Development Corp.,Revenue Bonds (Delta Air Lines)	5.00	1/1/2034	4,000,000		4,126,572
New York Transportation Development Corp.,Revenue Bonds (Delta Air Lines)	5.00	1/1/2036	2,500,000		2,570,768
New York Transportation Development Corp.,Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2041	5,335,000		5,617,489
New York Transportation Development Corp.,Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2038	2,805,000		2,992,090
New York Transportation Development Corp.,Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2039	4,000,000		4,247,912
New York Transportation Development Corp.,Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2042	3,000,000		3,141,762

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
New York - 10.9% (continued)
New York Transportation Development Corp.,Revenue Bonds (Sustainable Bond)	5.25	6/30/2049	5,000,000		5,273,039
New York Transportation Development Corp.,Revenue Bonds (Sustainable Bond)	5.50	6/30/2054	5,000,000		5,363,139
New York Transportation Development Corp.,Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/30/2049	2,000,000		2,084,006
New York Transportation Development Corp.,Revenue Bonds, Refunding (American Airlines)	2.25	8/1/2026	420,000		408,237
New York Transportation Development Corp.,Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	1,000,000		936,656
New York Transportation Development Corp.,Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	4.00	12/1/2039	2,000,000		1,971,742
New York Transportation Development Corp.,Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2035	400,000		425,368
New York Transportation Development Corp.,Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2037	700,000		739,694
New York Transportation Development Corp.,Revenue Bonds, Refunding (JFK International Airport)	5.25	8/1/2031	1,240,000		1,320,819
New York Transportation Development Corp.,Revenue Bonds, Refunding (JFK International Airport)	5.38	8/1/2036	1,000,000		1,067,029
Oneida County Local Development Corp.,Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	4,000,000		3,832,297
Oneida Indian Nation of New York,Revenue Bonds, Ser. B	6.00	9/1/2043	1,150,000	[a]	1,267,187
Port Authority of New York & New Jersey,Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2030	1,675,000		1,840,129
Triborough Bridge & Tunnel Authority,Revenue Bonds, Ser. A	5.00	11/15/2049	5,000,000		5,227,912
Triborough Bridge & Tunnel Authority,Revenue Bonds, Ser. A1	5.25	5/15/2064	5,000,000		5,501,035
Triborough Bridge & Tunnel Authority,Revenue Bonds, Ser. A1	5.25	5/15/2059	5,000,000		5,522,209
Triborough Bridge & Tunnel Authority,Revenue Bonds, Ser. A2	5.25	5/15/2059	6,000,000		6,572,429
Triborough Bridge & Tunnel Authority,Revenue Bonds, Ser. A3	5.25	5/15/2064	10,000,000		10,871,004
Triborough Bridge & Tunnel Authority,Revenue Bonds, Ser. C1A	5.00	5/15/2040	4,000,000		4,428,530
				228,320,706
North Carolina - .1%
North Carolina Turnpike Authority,Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2049	1,500,000		1,567,394
North Dakota - .3%
North Dakota Housing Finance Agency,Revenue Bonds (Sustainable Bond)	4.50	7/1/2043	2,835,000		2,859,759

Statement of Investments (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.7% (continued)
North Dakota - .3% (continued)
North Dakota Housing Finance Agency,Revenue Bonds (Sustainable Bond)	4.55	7/1/2048	3,410,000	3,436,129
				6,295,888
Ohio - 2.2%
Cleveland-Cuyahoga County Port Authority,Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.25	12/1/2038	2,420,000	2,498,681
Cleveland-Cuyahoga County Port Authority,Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2053	1,500,000	1,524,227
Cleveland-Cuyahoga County Port Authority,Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2043	1,580,000	1,624,698
Dayton-Montgomery County Port Authority,Revenue Bonds (Dayton Regional STEM Schools Project)	5.00	12/1/2044	500,000	522,061
Montgomery County,Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	3.00	8/1/2040	1,600,000	1,339,504
Ohio,GO, Ser. A	3.00	5/1/2039	5,000,000	4,638,477
Ohio,Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2035	3,000,000	3,033,174
Ohio,Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2039	2,000,000	2,018,863
Ohio,Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2039	800,000	799,943
Ohio,Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2040	1,300,000	1,292,733
Ohio,Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2038	1,600,000	1,610,437
Ohio,Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	5.00	1/15/2036	1,400,000	1,479,977
Ohio Air Quality Development Authority,Revenue Bonds (Pratt Paper Project)	4.25	1/15/2038	2,500,000	[a] 2,513,921
Ohio Air Quality Development Authority,Revenue Bonds, Refunding (Duke Energy) Ser. A	4.25	6/1/2027	1,000,000	[b] 1,015,309
Ohio Higher Educational Facility Commission,Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2047	5,000,000	4,624,282
Ohio Higher Educational Facility Commission,Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	5,000,000	4,751,140
Ohio Turnpike & Infrastructure Commission,Revenue Bonds (Convertible Cabs)	5.70	2/15/2034	3,000,000	3,506,249
Ohio Water Development Authority Water Pollution Control Loan Fund,Revenue Bonds (Sustainable Bond) Ser. B	5.00	12/1/2043	5,000,000	5,573,718
Toledo-Lucas County Port Authority,Revenue Bonds (University of Toledo Parking Project)	4.00	1/1/2051	1,000,000	920,371
				45,287,765
Oklahoma - 1.0%
Oklahoma City Water Utilities Trust,Revenue Bonds	5.00	7/1/2054	7,000,000	7,681,355
Oklahoma City Water Utilities Trust,Revenue Bonds	5.00	7/1/2049	6,500,000	7,200,363
Oklahoma Water Resources Board,Revenue Bonds, Ser. B	4.25	10/1/2050	5,420,000	5,448,372
				20,330,090

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
Oregon - .2%
Oregon Coast Community College District,GO	5.00	6/15/2042	200,000	[i]	209,402
Oregon Coast Community College District,GO	5.00	6/15/2041	200,000	[i]	210,422
Oregon Coast Community College District,GO	5.00	6/15/2045	815,000	[i]	843,167
Oregon Coast Community College District,GO	5.00	6/15/2043	280,000	[i]	291,867
Oregon Coast Community College District,GO	5.00	6/15/2038	280,000	[i]	300,743
Oregon Coast Community College District,GO	5.00	6/15/2037	310,000	[i]	334,524
Oregon Coast Community College District,GO	5.00	6/15/2040	200,000	[i]	211,906
Oregon Coast Community College District,GO	5.00	6/15/2039	325,000	[i]	346,554
Warm Springs Reservation Confederated Tribe,Revenue Bonds, Refunding (Sustainable Bond) Ser. B	5.00	11/1/2039	700,000	[a]	748,222
Warm Springs Reservation Confederated Tribe,Revenue Bonds, Refunding (Sustainable Bond) Ser. B	5.00	11/1/2036	700,000	[a]	756,845
				4,253,652
Pennsylvania - 1.5%
Allegheny County Industrial Development Authority,Revenue Bonds, Refunding (U.S. Steel Corp.)	4.88	11/1/2024	2,000,000		2,002,981
Allegheny County Industrial Development Authority,Revenue Bonds, Refunding (U.S. Steel Corp.)	5.13	5/1/2030	1,750,000		1,885,496
Commonwealth Financing Authority,Revenue Bonds (Tobacco Master Settlement)	5.00	6/1/2035	3,500,000		3,714,941
Geisinger Authority,Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	4.00	4/1/2039	1,500,000		1,496,320
Geisinger Authority,Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2050	3,000,000		3,129,535
Lancaster County Hospital Authority,Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2040	1,300,000		1,368,429
Lancaster County Hospital Authority,Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2041	1,750,000		1,837,439
Lancaster County Hospital Authority,Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2046	2,000,000		2,087,899
Lancaster County Hospital Authority,Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2037	600,000		638,045
Lancaster County Hospital Authority,Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2038	1,085,000		1,148,994
Lancaster County Hospital Authority,Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2039	1,100,000		1,161,875
Latrobe Industrial Development Authority,Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2051	700,000		570,110
Latrobe Industrial Development Authority,Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2046	685,000		581,704
Lehigh County General Purpose Authority,Revenue Bonds, Refunding (Muhlenberg College Project)	5.25	2/1/2054	1,600,000		1,701,607
Montgomery County Higher Education & Health Authority,Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2044	1,750,000		1,676,351
Pennsylvania Economic Development Financing Authority,Revenue Bonds (The Penndot Major Bridges) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2057	1,000,000		1,042,531
Pennsylvania Economic Development Financing Authority,Revenue Bonds, Refunding (Tapestry Moon Senior Housing Project)	6.50	12/1/2038	3,000,000	[a,c]	1,143,750
Pennsylvania Turnpike Commission,Revenue Bonds, Refunding (LOC; TD Bank NA)	2.98	12/1/2038	1,900,000	[g]	1,900,000

Statement of Investments (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
Pennsylvania - 1.5% (continued)
Pennsylvania Turnpike Commission Oil Franchise,Revenue Bonds, Refunding, Ser. A	3.00	12/1/2051	3,000,000		2,368,512
				31,456,519
Rhode Island - .8%
Rhode Island Health & Educational Building Corp.,Revenue Bonds	5.25	8/15/2043	1,000,000		1,064,981
Rhode Island Health & Educational Building Corp.,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	5/15/2043	5,690,000		6,255,382
Rhode Island Health & Educational Building Corp.,Revenue Bonds, Refunding (Providence College)	5.00	11/1/2045	7,000,000		7,051,050
Rhode Island Infrastructure Bank Revolving Fund,Revenue Bonds, Ser. A	5.00	10/1/2049	1,585,000		1,752,379
				16,123,792
South Carolina - 1.0%
South Carolina Housing Finance & Development Authority,Revenue Bonds (Edgewood Place Apartment) (Insured; Federal National Mortgage Association) Ser. A	4.80	7/1/2045	2,000,000		2,063,382
South Carolina Jobs-Economic Development Authority,Revenue Bonds (Novant Health Obligated Group) Ser. A	5.50	11/1/2045	4,715,000		5,390,423
South Carolina Jobs-Economic Development Authority,Revenue Bonds, Refunding (McLeod Health Project)	4.25	11/1/2054	2,500,000		2,465,109
South Carolina Jobs-Economic Development Authority,Revenue Bonds, Refunding (McLeod Health Project)	5.25	11/1/2054	5,000,000		5,516,044
South Carolina Public Service Authority,Revenue Bonds, Refunding, Ser. A	5.00	12/1/2036	2,000,000		2,032,343
South Carolina Public Service Authority,Revenue Bonds, Refunding, Ser. C	5.00	12/1/2046	1,370,000		1,370,861
Spartanburg Regional Health Services District,Revenue Bonds, Refunding	4.00	4/15/2037	835,000		836,588
Spartanburg Regional Health Services District,Revenue Bonds, Refunding	4.00	4/15/2036	1,370,000		1,374,220
				21,048,970
Tennessee - 1.6%
Clarksville Public Building Authority,Revenue Bonds (LOC; Bank of America NA)	4.05	2/1/2038	3,100,000	[g]	3,100,000
Clarksville Public Building Authority,Revenue Bonds (LOC; Bank of America NA)	4.05	1/1/2033	1,090,000	[g]	1,090,000
Metropolitan Government Nashville & Davidson County Sports Authority,Revenue Bonds (Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/1/2053	1,000,000		1,091,286
Metropolitan Government Nashville & Davidson County Sports Authority,Revenue Bonds (Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/1/2048	1,500,000		1,650,214
New Memphis Arena Public Building Authority,Revenue Bonds	4.00	4/1/2031	750,000	[i]	700,742
New Memphis Arena Public Building Authority,Revenue Bonds (Memphis Project)	0.00	4/1/2032	775,000	[e]	578,560
Tennergy Corp.,Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	10,000,000	[b]	10,661,304

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
Tennessee - 1.6% (continued)
Tennessee,GO, Ser. A	5.00	5/1/2041	8,430,000		9,568,506
Tennessee Energy Acquisition Corp.,Revenue Bonds, Refunding (Gas Project) Ser A1	5.00	5/1/2028	5,000,000	[b]	5,212,290
				33,652,902
Texas - 13.1%
Arlington Higher Education Finance Corp.,Revenue Bonds (BASIS Texas Charter Schools)	4.50	6/15/2044	830,000	[a]	809,761
Arlington Higher Education Finance Corp.,Revenue Bonds (BASIS Texas Charter Schools)	4.75	6/15/2049	915,000	[a]	910,975
Arlington Higher Education Finance Corp.,Revenue Bonds (BASIS Texas Charter Schools)	4.88	6/15/2054	1,050,000	[a]	1,051,142
Arlington Higher Education Finance Corp.,Revenue Bonds (BASIS Texas Charter Schools)	4.88	6/15/2059	1,000,000	[a]	999,095
Arlington Higher Education Finance Corp.,Revenue Bonds (BASIS Texas Charter Schools)	5.00	6/15/2064	1,200,000	[a]	1,200,526
Arlington Higher Education Finance Corp.,Revenue Bonds (Harmony Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2049	6,000,000		5,775,057
Arlington Higher Education Finance Corp.,Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2036	1,315,000		1,335,337
Arlington Higher Education Finance Corp.,Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000		1,104,540
Arlington Higher Education Finance Corp.,Revenue Bonds, Refunding, Ser. A	4.00	8/15/2041	610,000		551,843
Arlington Higher Education Finance Corp.,Revenue Bonds, Refunding, Ser. A	4.00	8/15/2036	330,000		315,165
Arlington Higher Education Finance Corp.,Revenue Bonds, Refunding, Ser. A	4.00	8/15/2046	860,000		748,232
Arlington Higher Education Finance Corp.,Revenue Bonds, Ser. A	5.00	8/15/2053	925,000		898,793
Arlington Higher Education Finance Corp.,Revenue Bonds, Ser. A	5.00	8/15/2048	1,900,000		1,863,543
Arlington Higher Education Finance Corp.,Revenue Bonds, Ser. A	5.00	8/15/2038	1,000,000		1,006,780
Austin Airport System,Revenue Bonds, Ser. A	5.00	11/15/2046	13,120,000		13,351,292
Bexar County Health Facilities Development Corp.,Revenue Bonds, Refunding (Army Retirement Residence Foundation)	5.00	7/15/2041	1,750,000		1,699,421
Celina Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2042	3,530,000		3,927,087
Central Texas Regional Mobility Authority,Revenue Bonds, Ser. E	5.00	1/1/2045	1,250,000		1,311,791
Central Texas Turnpike System,Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2042	750,000		818,654
Central Texas Turnpike System,Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2039	1,500,000		1,664,311
Central Texas Turnpike System,Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2040	1,000,000		1,102,604
Central Texas Turnpike System,Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2041	750,000		822,569
Clifton Higher Education Finance Corp.,Revenue Bonds (International Leadership of Texas) (Insured; Permanent School Fund Guaranteed)	5.00	8/15/2047	4,305,000		4,657,603

Statement of Investments (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.7% (continued)
Texas - 13.1% (continued)
Clifton Higher Education Finance Corp.,Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	18,000,000	18,260,975
Clifton Higher Education Finance Corp.,Revenue Bonds (Uplift Education) Ser. A	5.00	12/1/2045	3,855,000	3,859,434
Clifton Higher Education Finance Corp.,Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2044	5,000,000	4,995,639
Clifton Higher Education Finance Corp.,Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2049	2,000,000	1,949,755
Collin County,GO	5.00	2/15/2040	5,000,000	5,559,166
Columbia-Brazoria Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2043	1,935,000	2,178,623
Columbia-Brazoria Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2044	2,025,000	2,281,121
Dallas Fort Worth International Airport,Revenue Bonds, Refunding, Ser. B	5.00	11/1/2047	3,625,000	3,933,004
Danbury Higher Education Authority,Revenue Bonds, Ser. A	4.00	8/15/2049	2,290,000	1,956,795
Fort Bend Independent School District,Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2054	6,300,000	6,233,839
Grand Parkway Transportation Corp.,Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000	4,776,396
Grand Parkway Transportation Corp.,Revenue Bonds, Ser. A	5.00	10/1/2043	5,000,000	5,207,099
Grand Parkway Transportation Corp.,Revenue Bonds, Ser. B	5.20	10/1/2031	2,000,000	2,184,482
Grand Parkway Transportation Corp.,Revenue Bonds, Ser. B	5.40	10/1/2033	2,500,000	2,736,445
Grand Parkway Transportation Corp.,Revenue Bonds, Ser. B	5.45	10/1/2034	2,235,000	2,446,383
Harris County Cultural Education Facilities Finance Corp.,Revenue Bonds (Texas Children's Hospital Obligated Group) Ser. A	3.00	10/1/2051	5,000,000	3,829,476
Hidalgo County Regional Mobility Authority,Revenue Bonds, Ser. A	4.00	12/1/2041	750,000	742,585
Hidalgo County Regional Mobility Authority,Revenue Bonds, Ser. A	4.00	12/1/2040	1,000,000	995,505
Hidalgo County Regional Mobility Authority,Revenue Bonds, Ser. A	4.00	12/1/2039	900,000	902,407
Houston,GO, Refunding, Ser. A	5.00	3/1/2040	3,000,000	3,357,137
Houston,GO, Refunding, Ser. A	5.00	3/1/2042	4,000,000	4,422,612
Houston,GO, Refunding, Ser. A	5.25	3/1/2049	5,000,000	5,517,669
Houston Airport System,Revenue Bonds (United Airlines)	4.00	7/15/2041	2,250,000	2,180,317
Houston Airport System,Revenue Bonds, Refunding (United Airlines)	5.00	7/15/2027	1,000,000	1,022,189
Houston Airport System,Revenue Bonds, Refunding (United Airlines) Ser. A	5.00	7/1/2027	1,000,000	1,021,836

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
Texas - 13.1% (continued)
Houston Airport System,Revenue Bonds, Refunding (United Airlines) Ser. C	5.00	7/15/2027	1,000,000		1,022,189
Lower Colorado River Authority,Revenue Bonds, Refunding	5.00	5/15/2044	1,000,000		1,083,029
Lower Colorado River Authority,Revenue Bonds, Refunding	5.00	5/15/2043	1,740,000		1,891,085
Lower Colorado River Authority,Revenue Bonds, Refunding	5.00	5/15/2042	1,350,000		1,472,967
Lower Colorado River Authority,Revenue Bonds, Refunding	5.00	5/15/2045	1,625,000		1,756,892
Mission Economic Development Corp.,Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	3,250,000	[a]	3,254,670
Montgomery Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2040	4,425,000		4,896,043
New Hope Cultural Education Facilities Finance Corp.,Revenue Bonds (Sanctuary LTC Project) Ser. A1	5.25	1/1/2042	5,000,000		4,915,885
Newark Higher Education Finance Corp.,Revenue Bonds (A+ Charter Schools) Ser. A	5.50	8/15/2035	750,000	[a]	760,057
Newark Higher Education Finance Corp.,Revenue Bonds (A+ Charter Schools) Ser. A	5.75	8/15/2045	1,000,000	[a]	1,010,073
Permanent University Fund - University of Texas System,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	10,300,000		11,621,310
Port of Beaumont Navigation District,Revenue Bonds, Refunding (Jefferson Gulf Coast Energy) Ser. B	10.00	7/1/2026	5,000,000	[a]	5,112,552
Pottsboro Higher Education Finance Corp.,Revenue Bonds, Ser. A	5.00	8/15/2046	1,000,000		961,322
San Antonio Electric & Gas Systems,Revenue Bonds, Refunding	5.00	2/1/2044	2,000,000		2,156,124
San Antonio Electric & Gas Systems,Revenue Bonds, Refunding, Ser. B	5.00	2/1/2054	5,000,000		5,404,340
San Antonio Electric & Gas Systems,Revenue Bonds, Refunding, Ser. B	5.25	2/1/2049	7,625,000		8,455,801
Temple Independent School District,GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2044	3,005,000		3,334,100
Texas,GO, Ser. A	2.85	6/1/2045	4,900,000	[g]	4,900,000
Texas,GO, Ser. B	2.85	12/1/2041	1,000,000	[g]	1,000,000
Texas,GO, Ser. B	2.85	12/1/2043	3,300,000	[g]	3,300,000
Texas Natural Gas Securitization Finance Corp.,Revenue Bonds	5.10	4/1/2035	9,700,402		9,969,923
Texas Natural Gas Securitization Finance Corp.,Revenue Bonds	5.17	4/1/2041	10,000,000		10,338,344
Texas Private Activity Bond Surface Transportation Corp.,Revenue Bonds	5.50	12/31/2058	7,500,000		8,189,283
Texas Private Activity Bond Surface Transportation Corp.,Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2045	1,000,000		1,006,818
Texas Private Activity Bond Surface Transportation Corp.,Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2038	2,000,000		2,010,061
Texas Private Activity Bond Surface Transportation Corp.,Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2038	2,000,000		2,007,018

Statement of Investments (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.7% (continued)
Texas - 13.1% (continued)
Texas Private Activity Bond Surface Transportation Corp.,Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2037	1,250,000	1,259,613
Texas Private Activity Bond Surface Transportation Corp.,Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2036	3,100,000	3,140,723
Texas Private Activity Bond Surface Transportation Corp.,Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2037	1,250,000	1,261,826
Texas Private Activity Bond Surface Transportation Corp.,Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2039	1,600,000	1,598,959
Texas Private Activity Bond Surface Transportation Corp.,Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2039	1,500,000	1,501,986
Texas Private Activity Bond Surface Transportation Corp.,Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2040	1,500,000	1,495,672
Texas Public Finance Authority,Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2041	1,000,000	1,078,416
Texas Public Finance Authority,Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2040	520,000	563,023
Texas Public Finance Authority,Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2039	300,000	325,712
Texas Transportation Commission Highway 249 System,Revenue Bonds	5.00	8/1/2057	2,000,000	2,043,294
Texas Water Development Board,Revenue Bonds	5.00	8/1/2044	5,600,000	6,163,238
Texas Water Development Board,Revenue Bonds (Master Trust)	5.00	10/15/2057	3,565,000	3,814,180
Travis County,GO	4.00	3/1/2042	3,000,000	3,048,154
University of Texas System Board of Regents,Revenue Bonds, Refunding, Ser. A	5.00	8/15/2043	5,000,000	5,529,384
				275,131,076
U.S. Related - 5.1%
Antonio B. Won Pat International Airport Authority,Revenue Bonds, Refunding	5.00	10/1/2028	980,000	1,004,078
Antonio B. Won Pat International Airport Authority,Revenue Bonds, Refunding	5.25	10/1/2035	265,000	274,011
Antonio B. Won Pat International Airport Authority,Revenue Bonds, Refunding	5.25	10/1/2031	1,515,000	1,577,529
Antonio B. Won Pat International Airport Authority,Revenue Bonds, Refunding	5.25	10/1/2036	685,000	704,870
Antonio B. Won Pat International Airport Authority,Revenue Bonds, Refunding	5.38	10/1/2040	525,000	540,190
Antonio B. Won Pat International Airport Authority,Revenue Bonds, Refunding	5.38	10/1/2043	1,250,000	1,276,780
Antonio B. Won Pat International Airport Authority,Revenue Bonds, Refunding	5.38	10/1/2033	1,000,000	1,049,780
Guam,Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	1,500,000	1,508,410
Guam,Revenue Bonds, Refunding, Ser. F	4.00	1/1/2036	1,750,000	1,764,200
Guam,Revenue Bonds, Refunding, Ser. F	4.00	1/1/2042	2,250,000	2,197,092
Guam Government Waterworks Authority,Revenue Bonds, Ser. A	5.00	1/1/2050	2,000,000	2,067,898

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
U.S. Related - 5.1% (continued)
Guam Power Authority,Revenue Bonds, Refunding, Ser. A	5.00	10/1/2033	1,000,000		1,128,099
Matching Fund Special Purpose Securitization Corp.,Revenue Bonds, Refunding, Ser. A	5.00	10/1/2039	8,000,000		8,342,236
Matching Fund Special Purpose Securitization Corp.,Revenue Bonds, Refunding, Ser. A	5.00	10/1/2030	3,000,000		3,212,678
Matching Fund Special Purpose Securitization Corp.,Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	2,090,000		2,238,575
Puerto Rico,GO, Ser. A	0.00	7/1/2033	1,034,664	[e]	697,340
Puerto Rico,GO, Ser. A1	4.00	7/1/2035	722,684		713,273
Puerto Rico,GO, Ser. A1	4.00	7/1/2033	803,995		798,053
Puerto Rico,GO, Ser. A1	4.00	7/1/2037	620,253		606,813
Puerto Rico,GO, Ser. A1	4.00	7/1/2046	877,029		814,352
Puerto Rico,GO, Ser. A1	4.00	7/1/2041	843,308		801,531
Puerto Rico,GO, Ser. A1	5.38	7/1/2025	447,095		450,245
Puerto Rico,GO, Ser. A1	5.63	7/1/2027	887,317		924,248
Puerto Rico,GO, Ser. A1	5.63	7/1/2029	872,922		939,068
Puerto Rico,GO, Ser. A1	5.75	7/1/2031	847,862		939,434
Puerto Rico,Notes	2.28	11/1/2051	7,060,081	[g]	3,715,368
Puerto Rico,Notes	2.63	11/1/2043	3,557,658	[g]	2,254,666
Puerto Rico,Notes	2.98	11/1/2051	327,158	[g]	209,790
Puerto Rico Commonwealth Aqueduct & Sewer Authority,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2035	5,000,000	[a]	5,236,175
Puerto Rico Commonwealth Aqueduct & Sewer Authority,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	7,500,000	[a]	7,643,682
Puerto Rico Commonwealth Aqueduct & Sewer Authority,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	15,000,000	[a]	15,835,927
Puerto Rico Electric Power Authority,Revenue Bonds, Refunding, Ser. DDD	5.00	9/1/2024	2,000,000	[c]	1,075,000
Puerto Rico Electric Power Authority,Revenue Bonds, Ser. A	6.75	7/1/2036	10,000,000	[c]	5,400,000
Puerto Rico GDB Debt Recovery Authority,Revenue Bonds	7.50	8/20/2040	2,844,656		2,773,540
Puerto Rico Sales Tax Financing Corp.,Revenue Bonds, Ser. A1	0.00	7/1/2031	498,000	[e]	382,403
Puerto Rico Sales Tax Financing Corp.,Revenue Bonds, Ser. A1	0.00	7/1/2029	387,000	[e]	322,520
Puerto Rico Sales Tax Financing Corp.,Revenue Bonds, Ser. A1	0.00	7/1/2033	561,000	[e]	395,820
Puerto Rico Sales Tax Financing Corp.,Revenue Bonds, Ser. A1	0.00	7/1/2051	4,350,000	[e]	1,067,544
Puerto Rico Sales Tax Financing Corp.,Revenue Bonds, Ser. A1	0.00	7/1/2046	5,340,000	[e]	1,800,613
Puerto Rico Sales Tax Financing Corp.,Revenue Bonds, Ser. A1	0.00	7/1/2027	397,000	[e]	357,110
Puerto Rico Sales Tax Financing Corp.,Revenue Bonds, Ser. A1	4.50	7/1/2034	4,311,000		4,317,358
Puerto Rico Sales Tax Financing Corp.,Revenue Bonds, Ser. A1	4.55	7/1/2040	208,000		208,495
Puerto Rico Sales Tax Financing Corp.,Revenue Bonds, Ser. A1	4.75	7/1/2053	1,526,000		1,514,554

Statement of Investments (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
U.S. Related - 5.1% (continued)
Puerto Rico Sales Tax Financing Corp.,Revenue Bonds, Ser. A1	5.00	7/1/2058	8,783,000		8,821,843
Puerto Rico Sales Tax Financing Corp.,Revenue Bonds, Ser. A2	4.33	7/1/2040	2,112,000		2,088,750
Puerto Rico Sales Tax Financing Corp.,Revenue Bonds, Ser. A2	4.54	7/1/2053	63,000		60,433
Puerto Rico Sales Tax Financing Corp.,Revenue Bonds, Ser. A2	4.78	7/1/2058	847,000		838,115
Virgin Islands Public Finance Authority,Revenue Bonds, Ser. A	5.00	10/1/2034	1,500,000	[a]	1,434,670
Virgin Islands Public Finance Authority,Revenue Bonds, Ser. A	5.00	10/1/2029	2,250,000	[a]	2,203,286
				106,528,445
Utah - 1.5%
Intermountain Power Agency,Revenue Bonds, Ser. A	5.00	7/1/2042	15,000,000		16,506,301
Mida Mountain Village Public Infrastructure District,Special Assessment Bonds	4.00	8/1/2050	2,000,000	[a]	1,743,675
Mida Mountain Village Public Infrastructure District,Special Assessment Bonds	4.00	8/1/2030	1,000,000	[a]	999,241
Military Installation Development Authority,Revenue Bonds, Ser. A1	4.00	6/1/2052	2,000,000		1,685,953
Military Installation Development Authority,Revenue Bonds, Ser. A1	4.00	6/1/2041	2,025,000		1,822,059
Military Installation Development Authority,Revenue Bonds, Ser. A1	4.00	6/1/2036	1,000,000		927,498
Military Installation Development Authority,Revenue Bonds, Ser. A2	4.00	6/1/2052	2,250,000		1,896,698
Utah Charter School Finance Authority,Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2044	625,000		645,326
Utah Charter School Finance Authority,Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2049	1,150,000		1,178,359
Utah County,Revenue Bonds (IHC Health Services Obligated Group) Ser. A	5.00	5/15/2050	3,000,000		3,154,916
				30,560,026
Virginia - 2.9%
Arlington County Industrial Development Authority,Revenue Bonds, Refunding (Virginia Hospital Center)	4.00	7/1/2045	5,000,000		4,870,958
Chesapeake Expressway,Revenue Bonds, Refunding, Ser. B	4.88	7/15/2040	2,000,000		2,077,686
Fairfax County,Revenue Bonds, Ser. A	5.00	7/15/2054	1,950,000		2,148,877
Hampton Roads Transportation Accountability Commission,Revenue Bonds, Ser. A	4.00	7/1/2052	13,000,000		12,678,263
Roanoke County Economic Development Authority,Revenue Bonds, Refunding	5.50	9/1/2035	4,555,000	[b]	4,542,056
Virginia College Building Authority,Revenue Bonds (21st Century College)	5.25	2/1/2042	6,105,000		6,891,158
Virginia Port Authority Commonwealth Port Fund,Revenue Bonds, Ser. A	5.00	7/1/2043	6,550,000		7,307,739
Virginia Small Business Financing Authority,Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,000,000		4,058,612
Virginia Small Business Financing Authority,Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2049	4,500,000		4,574,304

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
Virginia - 2.9% (continued)
Virginia Small Business Financing Authority,Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	3,500,000		3,222,497
Virginia Small Business Financing Authority,Revenue Bonds, Refunding (Elizabeth River Crossings OpCo)	4.00	1/1/2040	1,000,000		959,531
Virginia Small Business Financing Authority,Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2045	3,000,000		2,820,272
Virginia Small Business Financing Authority,Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2036	2,500,000		2,478,866
Virginia Small Business Financing Authority,Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2051	2,750,000		2,490,447
				61,121,266
Washington - 1.6%
Central Puget Sound Regional Transit Authority,Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	5,000,000		4,773,979
Tacoma Electric System,Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.00	1/1/2054	2,500,000		2,700,374
Tacoma Electric System,Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.00	1/1/2049	3,500,000		3,811,963
Washington,GO, Refunding, Ser. R-2024C	5.00	8/1/2039	3,340,000		3,845,443
Washington,GO, Ser. A	5.00	8/1/2040	10,000,000		11,307,532
Washington Health Care Facilities Authority,Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	4.00	9/1/2050	1,000,000		914,744
Washington Health Care Facilities Authority,Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	4.00	12/1/2048	1,000,000	[a]	919,065
Washington Health Care Facilities Authority,Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	9/1/2050	1,500,000		1,568,393
Washington Housing Finance Commission,Revenue Bonds (Sustainable Bond) (Insured; GNMA/FNMA/FHLMC) Ser. 2N	4.80	12/1/2043	2,000,000		2,068,760
Washington Housing Finance Commission,Revenue Bonds, Refunding (Seattle Academy of Arts)	6.13	7/1/2053	1,000,000	[a]	1,102,099
				33,012,352
West Virginia - .7%
West Virginia,GO, Ser. B	5.00	6/1/2041	10,000,000		10,446,546
West Virginia Economic Development Authority,Revenue Bonds (Arch Resources)	5.00	7/1/2025	1,000,000	[b]	1,002,797
West Virginia Hospital Finance Authority,Revenue Bonds, Refunding (Charleston Area Medical Center)	5.00	9/1/2039	1,450,000		1,481,757
West Virginia Hospital Finance Authority,Revenue Bonds, Refunding (Charleston Area Medical Center)	5.00	9/1/2038	1,500,000		1,541,226
				14,472,326
Wisconsin - 1.5%
Public Finance Authority,Revenue Bonds (Maryland Proton Treatment Center) Ser. A1	6.38	1/1/2048	2,500,000	[a]	1,125,000
Public Finance Authority,Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2053	1,000,000		1,001,457
Public Finance Authority,Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2049	3,440,000		3,456,773

Statement of Investments (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
Wisconsin - 1.5% (continued)
Public Finance Authority,Revenue Bonds (Sky Harbour Capital Obligated Group)	4.25	7/1/2054	2,500,000		2,084,769
Public Finance Authority,Revenue Bonds, Refunding (Friends Homes Obligated Group)	5.00	9/1/2039	2,230,000	[a]	2,252,549
Public Finance Authority,Revenue Bonds, Refunding (Nevada State College) Ser. A	5.00	5/1/2060	3,925,000	[a]	2,879,775
Public Finance Authority,Revenue Bonds, Refunding (Nevada State College) Ser. B	9.00	5/1/2071	1,815,000	[a]	1,579,944
Public Finance Authority,Revenue Bonds, Refunding (Renown Regional Medical Center)	4.00	6/1/2045	6,515,000		6,041,319
Public Finance Authority,Revenue Bonds, Ser. A	5.00	2/1/2062	2,500,000		2,553,742
Wisconsin Center District,Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2046	3,990,000	[e]	1,445,022
Wisconsin Center District,Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2044	8,735,000	[e]	3,495,803
Wisconsin Health & Educational Facilities Authority,Revenue Bonds, Refunding (Marshfield Clinic Health System Obligated Group) Ser. C	5.00	2/15/2047	4,500,000		4,510,356
				32,426,509
Total Long-Term Municipal Investments (cost $2,130,776,837)			2,088,188,017
	Annualized Yield (%)
Short-Term Investments - .3%
U.S. Government Securities
U.S. Treasury Bills (cost $5,243,174)	5.28	9/10/2024	5,250,000	[j]	5,244,674
Total Investments (cost $2,151,020,011)			100.5%	2,104,015,642
Liabilities, Less Cash and Receivables			(0.5%)	(10,292,448)
Net Assets			100.0%	2,093,723,194

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities were valued at $265,166,755 or 12.66% of net assets.

b These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

c Non-income producing—security in default.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

h Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

i Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

j Security is a discount security. Income is recognized through the accretion of discount.

BNY Mellon Municipal Opportunities Fund
Futures
Description	Number of Contracts	Expiration	Notional Value($)	Market Value ($)	Unrealized Appreciation ($)
Futures Short
10 Year U.S. Treasury Notes	281	12/19/2024	33,085,019	32,999,938	85,081
U.S. Treasury Long Bond	125	12/19/2024	15,448,980	15,390,625	58,355
U.S. Treasury Ultra Long Bond	219	12/19/2024	29,010,239	28,894,313	115,926
Gross Unrealized Appreciation				259,362

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LOC	Letter of Credit
LR	Lease Revenue	NAN	Note Anticipation Notes
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	OBFR	Overnight Bank Funding Rate
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RIB	Residual Interest Bonds
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	TSFR	Term Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield	U.S. T-BILL	U.S. Treasury Bill
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2024

	BNY Mellon National Intermediate Municipal Bond Fund	BNY Mellon National Short-Term Municipal Bond Fund	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Assets ($):
Investments in securities—See Statements of Investments†	1,883,633,004	381,037,639	97,315,551	147,010,908
Interest receivable	18,837,371	3,740,556	1,094,934	1,632,864
Receivable for shares of Beneficial Interest subscribed	1,153,237	37,921	17,000	35,000
Cash collateral held by broker—Note 4	236,500	-	-	-
Receivable for futures variation margin—Note 4	44,344	-	-	-
Receivable for investment securities sold	-	3,404,935	-	-
Prepaid expenses	43,734	31,223	26,547	25,211
	1,903,948,190	388,252,274	98,454,032	148,703,983
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	789,114	133,625	38,732	69,256
Cash overdraft due to Custodian	1,095,439	576,266	88,075	215,517
Payable for investment securities purchased	72,172,370	10,226,234	5,381,469	-
Payable for shares of Beneficial Interest redeemed	2,520,047	1,228,169	3,392	157,504
Trustees’ fees and expenses payable	41,559	13,070	3,165	5,757
Other accrued expenses	63,117	30,761	18,549	22,378
	76,681,646	12,208,125	5,533,382	470,412
Net Assets ($)	1,827,266,544	376,044,149	92,920,650	148,233,571
Composition of Net Assets ($):
Paid-in capital	1,904,887,975	392,888,678	96,019,659	158,452,448
Total distributable earnings (loss)	(77,621,431)	(16,844,529)	(3,099,009)	(10,218,877)
Net Assets ($)	1,827,266,544	376,044,149	92,920,650	148,233,571
† Investments at cost ($)	1,898,609,867	381,886,053	98,578,536	150,272,903
Net Asset Value Per Share
Class M
Net Assets ($)	1,763,781,936	362,625,765	88,777,758	140,412,595
Shares Outstanding	135,084,438	28,549,939	7,666,327	11,377,305
Net Asset Value Per Share ($)	13.06	12.70	11.58	12.34
Investor Shares
Net Assets ($)	63,484,608	13,418,384	4,142,892	7,820,976
Shares Outstanding	4,867,966	1,057,232	358,236	634,047
Net Asset Value Per Share ($)	13.04	12.69	11.56	12.34

See notes to financial statements.

	BNY Mellon New York Intermediate Tax-Exempt Bond Fund	BNY Mellon Municipal Opportunities Fund
Assets ($):
Investments in securities—See Statements of Investments†	91,765,502	2,104,015,642
Interest receivable	915,144	21,997,324
Receivable for shares of Beneficial Interest subscribed	82	1,136,733
Cash collateral held by broker—Note 4	-	2,397,600
Receivable for futures variation margin—Note 4	-	430,813
Prepaid expenses	23,205	46,367
	92,703,933	2,130,024,479
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	40,659	1,150,803
Cash overdraft due to Custodian	124,721	4,274,589
Payable for investment securities purchased	1,401,112	16,771,566
Payable for shares of Beneficial Interest redeemed	213,701	363,546
Trustees’ fees and expenses payable	3,223	65,992
Payable for inverse floater notes issued—Note 4	-	13,505,000
Interest and expense payable related to inverse floater notes issued—Note 4	-	89,435
Other accrued expenses	25,989	80,354
	1,809,405	36,301,285
Net Assets ($)	90,894,528	2,093,723,194
Composition of Net Assets ($):
Paid-in capital	97,169,676	2,191,900,064
Total distributable earnings (loss)	(6,275,148)	(98,176,870)
Net Assets ($)	90,894,528	2,093,723,194
† Investments at cost ($)	93,935,341	2,151,020,011
Net Asset Value Per Share
Class M
Net Assets ($)	83,295,139	2,023,552,597
Shares Outstanding	7,922,979	160,679,389
Net Asset Value Per Share ($)	10.51	12.59
Investor Shares
Net Assets ($)	7,599,389	70,170,597
Shares Outstanding	722,472	5,570,020
Net Asset Value Per Share ($)	10.52	12.60

See notes to financial statements.

STATEMENTS OF OPERATIONS

Year Ended August 31, 2024

	BNY Mellon National Intermediate Municipal Bond Fund	BNY Mellon National Short-Term Municipal Bond Fund	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Investment Income ($):
Interest Income	61,067,152	10,624,002	2,816,383	5,064,109
Expenses:
Management fee—Note 3(a)	6,626,102	1,434,133	460,412	595,248
Administration fee—Note 3(a)	2,609,239	564,639	126,927	234,370
Trustees’ fees and expenses—Note 3(c)	255,678	52,532	12,283	23,216
Professional fees	147,968	58,855	47,361	50,059
Shareholder servicing costs—Note 3(b)	140,254	37,198	11,397	19,334
Registration fees	64,630	40,144	34,060	33,000
Loan commitment fees—Note 2	43,984	9,491	1,978	3,962
Custodian fees—Note 3(b)	40,041	13,847	5,928	6,295
Chief Compliance Officer fees—Note 3(b)	20,979	20,979	20,979	20,979
Prospectus and shareholders’ reports	16,460	14,955	11,084	12,270
Miscellaneous	116,405	49,714	32,519	39,586
Total Expenses	10,081,740	2,296,487	764,928	1,038,319
Less—reduction in expenses due to undertakings—Note 3(a)	-	(445,033)	(207,290)	-
Less—reduction in fees due to earnings credits—Note 3(b)	(42,185)	(14,444)	(5,745)	(7,144)
Net Expenses	10,039,555	1,837,010	551,893	1,031,175
Net Investment Income	51,027,597	8,786,992	2,264,490	4,032,934
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(14,812,285)	(4,690,563)	(268,476)	(1,235,243)
Net realized gain (loss) on futures	(402,084)	-	(16,710)	(33,421)
Net Realized Gain (Loss)	(15,214,369)	(4,690,563)	(285,186)	(1,268,664)
Net change in unrealized appreciation (depreciation) on investments	63,905,979	13,824,545	2,760,938	5,831,054
Net change in unrealized appreciation (depreciation) on futures	298,040	-	9,352	18,704
Net Change in Unrealized Appreciation (Depreciation)	64,204,019	13,824,545	2,770,290	5,849,758
Net Realized and Unrealized Gain (Loss) on Investments	48,989,650	9,133,982	2,485,104	4,581,094
Net Increase in Net Assets Resulting from Operations	100,017,247	17,920,974	4,749,594	8,614,028

See notes to financial statements.

	BNY Mellon New York Intermediate Tax-Exempt Bond Fund	BNY Mellon Municipal Opportunities Fund
Investment Income ($):
Interest Income	2,913,623	80,506,480
Expenses:
Management fee—Note 3(a)	481,515	9,610,292
Administration fee—Note 3(a)	132,719	2,649,466
Professional fees	51,255	170,154
Registration fees	31,741	64,811
Shareholder servicing costs—Note 3(b)	21,589	150,669
Chief Compliance Officer fees—Note 3(b)	20,979	20,979
Trustees’ fees and expenses—Note 3(c)	12,629	262,557
Prospectus and shareholders’ reports	9,029	24,251
Custodian fees—Note 3(b)	4,934	38,149
Loan commitment fees—Note 2	2,231	47,282
Interest and expense related to inverse floater notes issued—Note 4	-	549,046
Miscellaneous	34,485	131,568
Total Expenses	803,106	13,719,224
Less—reduction in expenses due to undertakings—Note 3(a)	(210,148)	-
Less—reduction in fees due to earnings credits—Note 3(b)	(6,751)	(39,232)
Net Expenses	586,207	13,679,992
Net Investment Income	2,327,416	66,826,488
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(499,382)	(28,326,408)
Net realized gain (loss) on futures	(18,799)	4,302,853
Net Realized Gain (Loss)	(518,181)	(24,023,555)
Net change in unrealized appreciation (depreciation) on investments	3,163,951	103,492,805
Net change in unrealized appreciation (depreciation) on futures	10,521	2,381,986
Net Change in Unrealized Appreciation (Depreciation)	3,174,472	105,874,791
Net Realized and Unrealized Gain (Loss) on Investments	2,656,291	81,851,236
Net Increase in Net Assets Resulting from Operations	4,983,707	148,677,724

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon National Intermediate Municipal Bond Fund		BNY Mellon National Short-Term Municipal Bond Fund
	Year Ended August 31,		Year Ended August 31,
	2024	2023	2024	2023
Operations ($):
Net investment income	51,027,597	47,402,562	8,786,992	9,875,925
Net realized gain (loss) on investments	(15,214,369)	(20,432,226)	(4,690,563)	(8,042,674)
Net change in unrealized appreciation (depreciation) on investments	64,204,019	4,786,612	13,824,545	7,443,247
Net Increase (Decrease) in Net Assets Resulting from Operations	100,017,247	31,756,948	17,920,974	9,276,498
Distributions ($):
Distributions to shareholders:
Class M	(49,319,762)	(45,891,692)	(8,385,063)	(9,501,728)
Investor Shares	(1,365,862)	(1,182,263)	(279,509)	(250,932)
Total Distributions	(50,685,624)	(47,073,955)	(8,664,572)	(9,752,660)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	728,546,490	890,450,284	129,912,413	207,572,625
Investor Shares	54,387,833	34,515,797	13,075,330	14,486,708
Distributions reinvested:
Class M	4,743,869	4,664,543	947,372	1,185,298
Investor Shares	1,155,594	981,213	242,682	191,306
Cost of shares redeemed:
Class M	(878,557,167)	(1,182,562,586)	(232,034,048)	(631,068,258)
Investor Shares	(43,032,475)	(46,663,957)	(16,032,176)	(19,366,276)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(132,755,856)	(298,614,706)	(103,888,427)	(426,998,597)
Total Increase (Decrease) in Net Assets	(83,424,233)	(313,931,713)	(94,632,025)	(427,474,759)
Net Assets ($):
Beginning of Period	1,910,690,777	2,224,622,490	470,676,174	898,150,933
End of Period	1,827,266,544	1,910,690,777	376,044,149	470,676,174
Capital Share Transactions (Shares):
Class Ma
Shares sold	56,922,461	69,827,030	10,371,916	16,803,149
Shares issued for distributions reinvested	369,498	366,729	75,620	95,767
Shares redeemed	(68,742,705)	(93,438,719)	(18,542,947)	(51,054,883)
Net Increase (Decrease) in Shares Outstanding	(11,450,746)	(23,244,960)	(8,095,411)	(34,155,967)
Investor Shares[a]
Shares sold	4,240,824	2,709,823	1,045,104	1,172,547
Shares issued for distributions reinvested	90,009	77,177	19,378	15,458
Shares redeemed	(3,351,523)	(3,669,309)	(1,281,847)	(1,565,581)
Net Increase (Decrease) in Shares Outstanding	979,310	(882,309)	(217,365)	(377,576)

[a]

During the period ended August 31, 2024, 4,231,606 Class M shares representing $54,396,836 were exchanged for 4,236,432 Investor shares for BNY Mellon National Intermediate Municipal Bond Fund and 1,155,760 Class M shares representing $14,467,118 were exchanged for 1,156,619 Investor shares for BNY Mellon National Short-Term Municipal Bond Fund. During the period ended August 31, 2023, 2,686,071 Class M shares representing $34,268,783 were exchanged for 2,689,496 Investor shares for BNY Mellon National Intermediate Municipal Bond Fund and 1,176,797 Class M shares representing $14,549,098 were exchanged for 1,177,620 Investor shares for BNY Mellon National Short-Term Municipal Bond Fund.

See notes to financial statements.

	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund		BNY Mellon Massachusetts Intermediate Municipal Bond Fund
	Year Ended August 31,		Year Ended August 31,
	2024	2023	2024	2023
Operations ($):
Net investment income	2,264,490	2,128,064	4,032,934	4,318,025
Net realized gain (loss) on investments	(285,186)	(295,872)	(1,268,664)	(2,753,847)
Net change in unrealized appreciation (depreciation) on investments	2,770,290	(485,588)	5,849,758	1,157,860
Net Increase (Decrease) in Net Assets Resulting from Operations	4,749,594	1,346,604	8,614,028	2,722,038
Distributions ($):
Distributions to shareholders:
Class M	(2,139,152)	(1,996,837)	(3,844,478)	(4,160,777)
Investor Shares	(99,732)	(103,122)	(162,962)	(192,029)
Total Distributions	(2,238,884)	(2,099,959)	(4,007,440)	(4,352,806)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	33,518,859	27,164,451	74,845,375	90,049,738
Investor Shares	1,404,880	1,257,019	5,386,789	4,437,819
Distributions reinvested:
Class M	147,370	99,202	430,328	533,547
Investor Shares	94,186	95,466	127,278	162,304
Cost of shares redeemed:
Class M	(27,490,743)	(55,709,358)	(112,255,223)	(169,708,732)
Investor Shares	(2,385,876)	(2,106,294)	(5,479,174)	(7,201,632)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	5,288,676	(29,199,514)	(36,944,627)	(81,726,956)
Total Increase (Decrease) in Net Assets	7,799,386	(29,952,869)	(32,338,039)	(83,357,724)
Net Assets ($):
Beginning of Period	85,121,264	115,074,133	180,571,610	263,929,334
End of Period	92,920,650	85,121,264	148,233,571	180,571,610
Capital Share Transactions (Shares):
Class Ma
Shares sold	2,963,404	2,396,933	6,210,099	7,503,675
Shares issued for distributions reinvested	12,892	8,796	35,532	44,603
Shares redeemed	(2,418,031)	(4,958,438)	(9,303,093)	(14,271,814)
Net Increase (Decrease) in Shares Outstanding	558,265	(2,552,709)	(3,057,462)	(6,723,536)
Investor Shares[a]
Shares sold	123,295	110,460	445,804	369,326
Shares issued for distributions reinvested	8,276	8,460	10,510	13,551
Shares redeemed	(209,289)	(186,910)	(456,158)	(598,603)
Net Increase (Decrease) in Shares Outstanding	(77,718)	(67,990)	156	(215,726)

[a]

During the period ended August 31, 2024, 99,169 Class M shares representing $1,137,500 were exchanged for 99,284 Investor shares for BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and 368,031 Class M shares representing $4,478,080 were exchanged for 368,242 Investor shares for BNY Mellon Massachusetts Intermediate Municipal Bond Fund. During the period ended August 31, 2023, 76,414 Class M shares representing $866,426 were exchanged for 76,523 Investor shares for BNY Mellon Pennsylvania Intermediate Municipal Bond Fund and 368,266 Class M shares representing $4,426,906 were exchanged for 368,412 Investor shares for BNY Mellon Massachusetts Intermediate Municipal Bond Fund.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon New York Intermediate Tax-Exempt Bond Fund		BNY Mellon Municipal Opportunities Fund
	Year Ended August 31,		Year Ended August 31,
	2024	2023	2024	2023
Operations ($):
Net investment income	2,327,416	2,502,313	66,826,488	63,330,326
Net realized gain (loss) on investments	(518,181)	(1,145,906)	(24,023,555)	(2,019,962)
Net change in unrealized appreciation (depreciation) on investments	3,174,472	748,066	105,874,791	(28,078,840)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,983,707	2,104,473	148,677,724	33,231,524
Distributions ($):
Distributions to shareholders:
Class M	(2,133,836)	(2,310,284)	(64,068,396)	(79,516,826)
Investor Shares	(186,423)	(184,932)	(1,920,109)	(2,761,398)
Total Distributions	(2,320,259)	(2,495,216)	(65,988,505)	(82,278,224)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	21,763,161	41,292,625	783,519,158	818,904,327
Investor Shares	1,738,753	291,189	60,172,557	39,295,929
Distributions reinvested:
Class M	291,509	333,577	13,301,498	21,093,576
Investor Shares	175,103	172,305	1,665,554	2,347,675
Cost of shares redeemed:
Class M	(40,365,828)	(54,826,532)	(770,144,021)	(926,871,982)
Investor Shares	(3,196,588)	(1,277,338)	(47,292,261)	(62,787,392)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(19,593,890)	(14,014,174)	41,222,485	(108,017,867)
Total Increase (Decrease) in Net Assets	(16,930,442)	(14,404,917)	123,911,704	(157,064,567)
Net Assets ($):
Beginning of Period	107,824,970	122,229,887	1,969,811,490	2,126,876,057
End of Period	90,894,528	107,824,970	2,093,723,194	1,969,811,490
Capital Share Transactions (Shares):
Class Ma
Shares sold	2,109,988	4,056,740	63,565,079	67,396,392
Shares issued for distributions reinvested	28,310	32,712	1,083,706	1,748,833
Shares redeemed	(3,940,641)	(5,401,366)	(63,302,043)	(76,852,149)
Net Increase (Decrease) in Shares Outstanding	(1,802,343)	(1,311,914)	1,346,742	(7,706,924)
Investor Shares[a]
Shares sold	170,509	28,290	4,863,185	3,248,669
Shares issued for distributions reinvested	16,982	16,865	135,384	194,533
Shares redeemed	(309,795)	(124,584)	(3,835,248)	(5,188,410)
Net Increase (Decrease) in Shares Outstanding	(122,304)	(79,429)	1,163,321	(1,745,208)

[a]

During the period ended August 31, 2024, 233,923 Class M shares representing $2,396,487 were exchanged for 233,739 Investor shares for BNY Mellon New York Intermediate Tax-Exempt Bond Fund and 4,562,749 Class M shares representing $56,444,017 were exchanged for 4,558,728 Investor shares for BNY Mellon Municipal Opportunities Fund. During the period ended August 31, 2023, 27,699 Class M shares representing $284,948 were exchanged for 27,687 Investor shares for BNY Mellon New York Intermediate Tax-Exempt Bond Fund and 2,763,511 Class M shares representing $33,405,943 were exchanged for 2,762,653 Investor shares for BNY Mellon Municipal Opportunities Fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Class M Shares

BNY Mellon National Intermediate	Year Ended August 31,
Municipal Bond Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.70	12.75	14.23	14.09	14.04
Investment Operations:
Net investment income[a]	.35	.32	.27	.28	.30
Net realized and unrealized gain (loss) on investments	.36	(.05)	(1.41)	.19	.05
Total from Investment Operations	.71	.27	(1.14)	.47	.35
Distributions:
Dividends from net investment income	(.35)	(.32)	(.27)	(.28)	(.30)
Dividends from net realized gain on investments	-	-	(.07)	(.05)	-
Total Distributions	(.35)	(.32)	(.34)	(.33)	(.30)
Net asset value, end of period	13.06	12.70	12.75	14.23	14.09
Total Return (%)	5.63	2.13	(8.14)	3.34	2.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53	.52	.50	.50	.50
Ratio of net expenses to average net assets	.52	.52	.50	.50	.50
Ratio of net investment income to average net assets	2.70	2.51	1.99	1.95	2.16
Portfolio Turnover Rate	66.66	80.75	65.37	46.51	45.62
Net Assets, end of period ($ x 1,000)	1,763,782	1,861,356	2,163,888	2,740,368	2,585,034

a Based on average shares outstanding.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares

BNY Mellon National Intermediate	Year Ended August 31,
Municipal Bond Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.69	12.73	14.22	14.07	14.02
Investment Operations:
Net investment income[a]	.31	.29	.24	.24	.27
Net realized and unrealized gain (loss) on investments	.35	(.04)	(1.43)	.20	.04
Total from Investment Operations	.66	.25	(1.19)	.44	.31
Distributions:
Dividends from net investment income	(.31)	(.29)	(.23)	(.24)	(.26)
Dividends from net realized gain on investments	-	-	(.07)	(.05)	-
Total Distributions	(.31)	(.29)	(.30)	(.29)	(.26)
Net asset value, end of period	13.04	12.69	12.73	14.22	14.07
Total Return (%)	5.29	1.96	(8.45)	3.16	2.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78	.77	.75	.75	.75
Ratio of net expenses to average net assets	.77	.77	.75	.75	.75
Ratio of net investment income to average net assets	2.45	2.26	1.74	1.70	1.92
Portfolio Turnover Rate	66.66	80.75	65.37	46.51	45.62
Net Assets, end of period ($ x 1,000)	63,485	49,335	60,734	94,980	63,920

a Based on average shares outstanding.

See notes to financial statements.

	Class M Shares

BNY Mellon National Short-Term	Year Ended August 31,
Municipal Bond Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.41	12.40	12.94	12.95	12.91
Investment Operations:
Net investment income[a]	.27	.19	.13	.14	.17
Net realized and unrealized gain (loss) on investments	.29	.02	(.54)	(.01)	.04
Total from Investment Operations	.56	.21	(.41)	.13	.21
Distributions:
Dividends from net investment income	(.27)	(.20)	(.13)	(.14)	(.17)
Net asset value, end of period	12.70	12.41	12.40	12.94	12.95
Total Return (%)	4.55	1.68	(3.17)	1.03	1.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55	.53	.51	.51	.51
Ratio of net expenses to average net assets	.44	.44	.44	.48	.51
Ratio of net investment income to average net assets	2.15	1.57	1.05	1.10	1.34
Portfolio Turnover Rate	90.99	101.11	92.90	66.89	92.41
Net Assets, end of period ($ x 1,000)	362,626	454,866	877,683	894,027	1,043,840

a Based on average shares outstanding.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares

BNY Mellon National Short-Term	Year Ended August 31,
Municipal Bond Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.40	12.39	12.93	12.94	12.90
Investment Operations:	.24
Net investment income[a]	.29	.16	.10	.11	.14
Net realized and unrealized gain (loss) on investments	.53	.02	(.54)	(.01)	.04
Total from Investment Operations		.18	(.44)	.10	.18
Distributions:
Dividends from net investment income	(.24)	(.17)	(.10)	(.11)	(.14)
Net asset value, end of period	12.69	12.40	12.39	12.93	12.94
Total Return (%)	4.29	1.43	(3.42)	.78	1.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80	.78	.76	.76	.76
Ratio of net expenses to average net assets	.69	.69	.69	.73	.76
Ratio of net investment income to average net assets	1.90	1.32	.80	.85	1.09
Portfolio Turnover Rate	90.99	101.11	92.90	66.89	92.41
Net Assets, end of period ($ x 1,000)	13,418	15,810	20,468	18,734	13,965

a Based on average shares outstanding.

See notes to financial statements.

	Class M Shares

BNY Mellon Pennsylvania Intermediate	Year Ended August 31,
Municipal Bond Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.28	11.32	12.69	12.65	12.61
Investment Operations:
Net investment income[a]	.28	.26	.24	.24	.27
Net realized and unrealized gain (loss) on investments	.30	(.04)	(1.26)	.12	.06
Total from Investment Operations	.58	.22	(1.02)	.36	.33
Distributions:
Dividends from net investment income	(.28)	(.26)	(.24)	(.24)	(.27)
Dividends from net realized gain on investments	-	-	(.11)	(.08)	(.02)
Total Distributions	(.28)	(.26)	(.35)	(.32)	(.29)
Net asset value, end of period	11.58	11.28	11.32	12.69	12.65
Total Return (%)	5.20	1.98	(8.18)	2.91	2.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82	.79	.73	.71	.72
Ratio of net expenses to average net assets	.59	.59	.59	.66	.71
Ratio of net investment income to average net assets	2.47	2.34	2.02	1.93	2.15
Portfolio Turnover Rate	77.74	109.86	66.46	47.09	51.36
Net Assets, end of period ($ x 1,000)	88,778	80,208	109,376	186,186	183,861

a Based on average shares outstanding.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares

BNY Mellon Pennsylvania Intermediate	Year Ended August 31,
Municipal Bond Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.27	11.31	12.67	12.63	12.59
Investment Operations:
Net investment income[a]	.25	.24	.21	.21	.24
Net realized and unrealized gain (loss) on investments	.29	(.05)	(1.25)	.12	.06
Total from Investment Operations	.54	.19	(1.04)	.33	.30
Distributions:
Dividends from net investment income	(.25)	(.23)	(.21)	(.21)	(.24)
Dividends from net realized gain on investments	-	-	(.11)	(.08)	(.02)
Total Distributions	(.25)	(.23)	(.32)	(.29)	(.26)
Net asset value, end of period	11.56	11.27	11.31	12.67	12.63
Total Return (%)	4.94	1.72	(8.34)	2.65	2.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07	1.04	.98	.96	.97
Ratio of net expenses to average net assets	.84	.84	.84	.91	.97
Ratio of net investment income to average net assets	2.22	2.09	1.77	1.68	1.90
Portfolio Turnover Rate	77.74	109.86	66.46	47.09	51.36
Net Assets, end of period ($ x 1,000)	4,143	4,913	5,698	9,218	9,255

a Based on average shares outstanding.

See notes to financial statements.

	Class M Shares

BNY Mellon Massachusetts Intermediate	Year Ended August 31,
Municipal Bond Fund	2024	2023		2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.98	11.99		13.25	13.12	13.12
Investment Operations:
Net investment income[a]	.29	.27		.25	.25	.27
Net realized and unrealized gain (loss) on investments	.36	.00	[b,c]	(1.26)	.13	(.00)	[b]
Total from Investment Operations	.65	.27		(1.01)	.38	.27
Distributions:
Dividends from net investment income	(.29)	(.28)		(.24)	(.25)	(.27)
Dividends from net realized gain on investments	-	-		(.01)	-	-
Total Distributions	(.29)	(.28)		(.25)	(.25)	(.27)
Net asset value, end of period	12.34	11.98		11.99	13.25	13.12
Total Return (%)	5.47	2.27		(7.69)	2.89	2.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.58		.54	.54	.54
Ratio of net expenses to average net assets	.60	.57		.54	.54	.54
Ratio of net investment income to average net assets	2.38	2.30		1.94	1.87	2.08
Portfolio Turnover Rate	68.51	102.77		49.94	32.82	52.29
Net Assets, end of period ($ x 1,000)	140,413	172,978		253,744	341,935	312,356

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares

BNY Mellon Massachusetts Intermediate	Year Ended August 31,
Municipal Bond Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.98	11.99	13.24	13.11	13.11
Investment Operations:
Net investment income[a]	.26	.25	.22	.21	.24
Net realized and unrealized gain (loss) on investments	.36	(.01)	(1.25)	.13	(.00)	[b]
Total from Investment Operations	.62	.24	(1.03)	.34	.24
Distributions:
Dividends from net investment income	(.26)	(.25)	(.21)	(.21)	(.24)
Dividends from net realized gain on investments	-	-	(.01)	-	-
Total Distributions	(.26)	(.25)	(.22)	(.21)	(.24)
Net asset value, end of period	12.34	11.98	11.99	13.24	13.11
Total Return (%)	5.21	2.01	(7.85)	2.56	1.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85	.83	.79	.79	.79
Ratio of net expenses to average net assets	.85	.82	.79	.79	.79
Ratio of net investment income to average net assets	2.14	2.05	1.69	1.62	1.83
Portfolio Turnover Rate	68.51	102.77	49.94	32.82	52.29
Net Assets, end of period ($ x 1,000)	7,821	7,593	10,185	11,680	8,253

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

See notes to financial statements.

	Class M Shares

BNY Mellon New York Intermediate	Year Ended August 31,
Tax-Exempt Bond Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.20	10.22	11.52	11.35	11.53
Investment Operations:
Net investment income[a]	.25	.24	.20	.21	.24
Net realized and unrealized gain (loss) on investments	.31	(.02)	(1.18)	.25	(.11)
Total from Investment Operations	.56	.22	(.98)	.46	.13
Distributions:
Dividends from net investment income	(.25)	(.24)	(.20)	(.21)	(.24)
Dividends from net realized gain on investments	-	-	(.12)	(.08)	(.07)
Total Distributions	(.25)	(.24)	(.32)	(.29)	(.31)
Net asset value, end of period	10.51	10.20	10.22	11.52	11.35
Total Return (%)	5.57	2.14	(8.67)	4.07	1.20
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81	.78	.74	.72	.73
Ratio of net expenses to average net assets	.59	.59	.59	.59	.59
Ratio of net investment income to average net assets	2.44	2.31	1.82	1.82	2.12
Portfolio Turnover Rate	85.11	86.42	67.51	64.18	79.52
Net Assets, end of period ($ x 1,000)	83,295	99,203	112,781	152,246	150,490

a Based on average shares outstanding.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
)
BNY Mellon New York Intermediate	Year Ended August 31,
Tax-Exempt Bond Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	10.21	10.22	11.53	11.36	11.54
Investment Operations:
Net investment income[a]	.23	.21	.17	.18	.21
Net realized and unrealized gain (loss) on investments	.31	(.01)	(1.19)	.25	(.11)
Total from Investment Operations	.54	.20	(1.02)	.43	.10
Distributions:
Dividends from net investment income	(.23)	(.21)	(.17)	(.18)	(.21)
Dividends from net realized gain on investments	-	-	(.12)	(.08)	(.07)
Total Distributions	(.23)	(.21)	(.29)	(.26)	(.28)
Net asset value, end of period	10.52	10.21	10.22	11.53	11.36
Total Return (%)	5.31	1.98	(8.98)	3.81	.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06	1.03	.99	.97	.98
Ratio of net expenses to average net assets	.84	.84	.84	.84	.84
Ratio of net investment income to average net assets	2.19	2.07	1.58	1.57	1.88
Portfolio Turnover Rate	85.11	86.42	67.51	64.18	79.52
Net Assets, end of period ($ x 1,000)	7,599	8,621	9,449	11,385	10,509

a Based on average shares outstanding.

See notes to financial statements.

	Class M Shares

	Year Ended August 31,
BNY Mellon Municipal Opportunities Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.03	12.28	14.10	13.52	13.70
Investment Operations:
Net investment income[a]	.43	.42	.36	.36	.40
Net realized and unrealized gain (loss) on investments	.55	(.11)	(1.80)	.58	(.17)
Total from Investment Operations	.98	.31	(1.44)	.94	.23
Distributions:
Dividends from net investment income	(.42)	(.41)	(.36)	(.36)	(.41)
Dividends from net realized gain on investments	-	(.15)	(.02)	-	-
Total Distributions	(.42)	(.56)	(.38)	(.36)	(.41)
Net asset value, end of period	12.59	12.03	12.28	14.10	13.52
Total Return (%)	8.31	2.60	(10.38)	7.05	1.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	.75	.65	.65	.69
Ratio of net expenses to average net assets	.70	.75	.65	.65	.69
Ratio of interest and expense related to inverse floater notes issued to average net assets	.03	.08	-	-	.04
Ratio of net investment income to average net assets	3.48	3.45	2.70	2.61	3.02
Portfolio Turnover Rate	63.45	72.98	57.75	52.25	75.12
Net Assets, end of period ($ x 1,000)	2,023,553	1,916,777	2,051,296	2,568,933	2,187,170

a Based on average shares outstanding.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares

	Year Ended August 31,
BNY Mellon Municipal Opportunities Fund	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	12.04	12.29	14.11	13.53	13.70
Investment Operations:
Net investment income[a]	.40	.39	.33	.33	.38
Net realized and unrealized gain (loss) on investments	.55	(.11)	(1.81)	.58	(.18)
Total from Investment Operations	.95	.28	(1.48)	.91	.20
Distributions:
Dividends from net investment income	(.39)	(.38)	(.32)	(.33)	(.37)
Dividends from net realized gain on investments	-	(.15)	(.02)	-	-
Total Distributions	(.39)	(.53)	(.34)	(.33)	(.37)
Net asset value, end of period	12.60	12.04	12.29	14.11	13.53
Total Return (%)	8.14	2.26	(10.60)	6.78	1.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96	1.00	.90	.90	.94
Ratio of net expenses to average net assets	.96	1.00	.90	.90	.94
Ratio of interest and expense related to inverse floater notes issued to average net assets	.03	.08	-	-	.04
Ratio of net investment income to average net assets	3.23	3.20	2.45	2.36	2.77
Portfolio Turnover Rate	63.45	72.98	57.75	52.25	75.12
Net Assets, end of period ($ x 1,000)	70,171	53,035	75,580	103,130	55,217

a Based on average shares outstanding.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of seventeen series, including the following diversified funds: BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Municipal Opportunities Fund (each, a “fund” and collectively, the “funds”). The objectives of the funds are as follows: BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon National Short-Term Municipal Bond Fund seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Pennsylvania Intermediate Municipal Bond Fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital. BNY Mellon Massachusetts Intermediate Municipal Bond Fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. BNY Mellon New York Intermediate Tax-Exempt Bond Fund seeks as high a level of income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. BNY Mellon Municipal Opportunities Fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation.

BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as each fund’s investment adviser. The Bank of New York Mellon serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY pays the Adviser for performing certain administrative services.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor. Each class of shares has identical rights and privileges, except with respect to the Shareholder Service Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

NOTES TO FINANCIAL STATEMENTS (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities and futures are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Futures are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following below summarizes the inputs used as of August 31, 2024 in valuing each fund’s investments:

BNY Mellon National Intermediate Municipal Bond Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	1,841,447,764	-	1,841,447,764
U.S. Treasury Securities	-	42,185,240	-	42,185,240
Other Financial Instruments:
Futures††	22,762	-	-	22,762

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

BNY Mellon National Short-Term Municipal Bond Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	381,037,639	-	381,037,639

† See Statement of Investments for additional detailed categorizations, if any.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	97,315,551	-	97,315,551

† See Statement of Investments for additional detailed categorizations, if any.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	147,010,908	-	147,010,908

† See Statement of Investments for additional detailed categorizations, if any.

BNY Mellon New York Intermediate Tax-Exempt Bond Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	91,765,502	-	91,765,502

† See Statement of Investments for additional detailed categorizations, if any.

BNY Mellon Municipal Opportunities Fund
	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	-	10,582,951	-	10,582,951
Municipal Securities	-	2,088,188,017	-	2,088,188,017
U.S. Treasury Securities	-	5,244,674	-	5,244,674
Other Financial Instruments:
Futures†††	259,362	-	-	259,362
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	-	(13,505,000)	-	(13,505,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

††† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon New York Intermediate Tax-Exempt Bond Fund each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the funds.

(c) Market Risk: The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the funds’ investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which each fund invests may have an impact on the funds’ share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.

Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of each fund’s investments in these securities to decline. Interest rates in the United States have recently been rising. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., each fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, each fund’s investments in new securities may be at lower yields and may reduce each fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.

State-Specific Risk: BNY Mellon Pennsylvania Intermediate Municipal Bond Fund is subject to the risk that Pennsylvania’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund is subject to the risk that Massachusetts’ economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.

BNY Mellon New York Intermediate Tax-Exempt Bond Fund is subject to the risk that New York’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.

Derivatives Risk: A small investment in derivatives could have a potentially large impact on the relevant fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the relevant fund’s use of derivatives may result in losses to the relevant fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the relevant fund will not correlate with the underlying assets or the relevant fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).

(d) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended August 31, 2024, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended August 31, 2024, the funds did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 1 summarizes each fund’s components of accumulated earnings on a tax basis at August 31, 2024.

Table 1—Components of Accumulated Earnings
	Undistributed Tax-Exempt Income ($)	Accumulated Capital Losses ($)	Unrealized (Depreciation) ($)	Straddle Loss Deferral ($)
BNY Mellon National Intermediate Municipal Bond Fund	867,502	(65,094,943)	(13,381,598)	(12,392)
BNY Mellon National Short-Term Municipal Bond Fund	408,927	(16,551,220)	(690,593)	-
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	173,866	(1,974,305)	(1,243,483)	-
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	-	(6,971,662)	(3,247,215)	-
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	30,631	(4,143,831)	(2,161,948)	-
BNY Mellon Municipal Opportunities Fund	2,104,826	(55,257,471)	(45,024,225)	-

Table 2 summarizes each fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2024.

Table 2—Capital Loss Carryover
	Short-Term Losses ($)†	Long-Term Losses ($)†	Total ($)
BNY Mellon National Intermediate Municipal Bond Fund	29,409,302	35,685,641	65,094,943
BNY Mellon National Short-Term Municipal Bond Fund	3,609,799	12,941,421	16,551,220
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	1,099,574	874,731	1,974,305
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	714,693	6,256,969	6,971,662
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	1,039,953	3,103,878	4,143,831
BNY Mellon Municipal Opportunities Fund	7,709,822	47,547,649	55,257,471

† These capital losses can be carried forward for an unlimited period.

NOTES TO FINANCIAL STATEMENTS (continued)

Table 3 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2024 and August 31, 2023.

Table 3—Tax Character of Distributions Paid
	2024			2023
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
BNY Mellon National Intermediate Municipal Bond Fund	50,110,175	575,449	-	47,065,942	8,013	-
BNY Mellon National Short-Term Municipal Bond Fund	8,427,570	237,002	-	9,596,567	156,093	-
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	2,224,996	13,888	-	2,099,808	151	-
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	3,994,825	12,615	-	4,341,661	11,145	-
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	2,314,110	6,149	-	2,495,216	-	-
BNY Mellon Municipal Opportunities Fund	65,148,243	840,262	-	61,908,903	7,769,617	12,599,704

NOTE 2—Bank Lines of Credit:

The funds participate with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the funds, and (ii) Tranche B is in amount equal to $120 million and is available only to the BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, each fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the funds based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2024, the funds did not borrow under either Facility.

NOTE 3—Management Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is payable monthly and computed on the average daily value of each fund’s net assets at the following annual rates: .35% of BNY Mellon National Intermediate Municipal Bond Fund, .35% of BNY Mellon National Short-Term Municipal Bond Fund, .50% of BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, .35% of BNY Mellon Massachusetts Intermediate Municipal Bond Fund, .50% of BNY Mellon New York Intermediate Tax-Exempt Bond Fund and .50% of BNY Mellon Municipal Opportunities Fund.

For BNY Mellon National Short-Term Municipal Bond Fund, the Adviser has contractually agreed, from September 1, 2023 through December 29, 2024, to waive receipt of its fees and/or assume the direct expense of the fund so that the direct expense of neither class of fund shares (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .44% of the fund’s average daily net assets. On or after December 29, 2024, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $445,033 during the period ended August 31, 2024.

For BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, the Adviser has contractually agreed, from September 1, 2023 through December 29, 2024, to waive receipt of its fees and/or assume the direct expense of the fund so that the direct expense of neither class of fund shares (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .59% of the fund’s average daily net assets. On or after December 29, 2024, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $207,290 during the period ended August 31, 2024.

For BNY Mellon New York Intermediate Tax-Exempt Bond Fund, the Adviser has contractually agreed, from September 1, 2023 through December 29, 2024, to waive receipt of its fees and/or assume the direct expense of the fund so that the direct expense of neither class of fund shares (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .59% of the fund’s average daily net assets. On or after December 29, 2024, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $210,148 during the period ended August 31, 2024.

Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:

0 up to $6 billion    .15%

$6 billion up to $12 billion   .12%

In excess of $12 billion    .10%

(b) Each fund has adopted a Shareholder Services Plan with respect to its Investor shares. Each fund pays the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. Table 4 summarizes the amounts Investor shares were charged during the period ended August 31, 2024, pursuant to the Shareholder Services Plan, which is included in Shareholder servicing costs in the Statements of Operations.

Table 4—Shareholder Services Plan Fees

BNY Mellon National Intermediate Municipal Bond Fund	$139,990
BNY Mellon National Short-Term Municipal Bond Fund	37,127
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	11,361
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	19,225
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	21,374
BNY Mellon Municipal Opportunities Fund	150,527

The funds have arrangements with the BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

Each fund compensates the Transfer Agent, under a transfer agency agreement, for providing cash management services for the funds. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to fund subscriptions and redemptions. BNY pays each fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust. These fees were partially offset by earnings credits for each fund, also summarized in Table 5.

Table 5—Transfer Agent Fees
Transfer Agent Earnings Credits ($)
BNY Mellon National Intermediate Municipal Bond Fund	(2,237)
BNY Mellon National Short-Term Municipal Bond Fund	(597)
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	(356)
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	(849)
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	(1,817)
BNY Mellon Municipal Opportunities Fund	(1,083)

Each fund compensates the Custodian, under a custody agreement, for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 6 summarizes the amount each fund was charged

NOTES TO FINANCIAL STATEMENTS (continued)

during the period ended August 31, 2024 pursuant to the custody agreement. These fees were partially offset by earnings credits for each relevant fund, also summarized in Table 6.

Table 6—Custodian Fees
	Custodian Fees ($)	Custodian Earnings Credits ($)
BNY Mellon National Intermediate Municipal Bond Fund	40,041	(39,948)
BNY Mellon National Short-Term Municipal Bond Fund	13,847	(13,847)
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	5,928	(5,389)
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	6,295	(6,295)
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	4,934	(4,934)
BNY Mellon Municipal Opportunities Fund	38,149	(38,149)

Each fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the funds’ check writing privilege. Table 7 summarizes the amount each fund was charged during the period ended August 31, 2024 pursuant to the agreement, which is included in Shareholder servicing costs in the Statements of Operations.

Table 7—BNY Mellon Cash Management Fees

BNY Mellon National Intermediate Municipal Bond Fund	$264
BNY Mellon National Short-Term Municipal Bond Fund	71
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	36
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	108
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	274
BNY Mellon Municipal Opportunities Fund	142

During the period ended August 31, 2024, each fund was charged $20,979 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.

Table 8 summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.

Table 8—Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fee ($)	Administration Fee ($)	Shareholder Services Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agent Fees ($)	Less Expense Reimbursement ($)
BNY Mellon National Intermediate Municipal Bond Fund	545,677	215,942	13,413	11,058	2,846	178	-
BNY Mellon National Short-Term Municipal Bond Fund	113,647	44,978	2,992	4,400	2,846	44	(35,282)
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	39,630	10,979	846	1,600	2,846	27	(17,196)
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	44,921	17,778	1,641	2,000	2,846	70	-
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	38,883	10,722	1,620	1,930	2,846	23	(15,365)
BNY Mellon Municipal Opportunities Fund	879,506	243,656	14,707	10,000	2,846	88	-

(c) Each Board member also serves as a Board member of other funds within the Trust. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

Table 9 summarizes each fund’s aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and futures, during the period ended August 31, 2024.

Table 9—Purchases and Sales
	Purchases ($)	Sales ($)
BNY Mellon National Intermediate Municipal Bond Fund	1,255,590,125	1,359,530,890
BNY Mellon National Short-Term Municipal Bond Fund	373,676,901	470,950,728
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	81,914,675	71,642,917
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	114,984,199	151,054,145
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	81,545,928	97,371,438
BNY Mellon Municipal Opportunities Fund	1,282,637,928	1,212,366,337

Inverse Floater Securities: BNY Mellon Municipal Opportunities Fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2024, was approximately $15,147,445, with a related weighted average annualized interest rate of 3.62%.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each fund, with the exception of the BNY Mellon Municipal Opportunities Fund, is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of each fund’s net assets, and is subject to certain reporting requirements.

BNY Mellon Municipal Opportunities Fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund. Each type of derivative instrument that was held by each relevant fund during the period ended August 31, 2024 is discussed below.

Futures: In the normal course of pursuing their investment objective, each relevant fund exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The funds invest in futures in order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a

NOTES TO FINANCIAL STATEMENTS (continued)

counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statements of Operations. When the contracts are closed, the funds recognize a realized gain or loss which is reflected in the Statements of Operations. There is minimal counterparty credit risk to the funds with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at August 31, 2024 are set forth in the each relevant fund’s Statements of Investments.

Table 10 summarizes each fund’s average market value of derivatives outstanding during the period ended August 31, 2024.

Table 10—Average Market Value of Derivatives
Futures:	Average Market Value ($)
BNY Mellon National Intermediate Municipal Bond Fund Interest Rate Futures Short	12,517,962
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund Interest Rate Futures Short	349,558
BNY Mellon Massachusetts Intermediate Municipal Bond Fund Interest Rate Futures Short	699,115
BNY Mellon New York Intermediate Tax-Exempt Bond Fund Interest Rate Futures Short	393,252
BNY Mellon Municipal Opportunities Fund Interest Rate Futures Short	86,125,622
Table 11 summarizes the cost of investments for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each fund at August 31, 2024.

Table 11—Accumulated Net Unrealized Appreciation (Depreciation)
	Cost of Investments ($)	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
BNY Mellon National Intermediate Municipal Bond Fund	1,897,014,602	22,467,050	35,848,648	(13,381,598)
BNY Mellon National Short-Term Municipal Bond Fund	381,727,942	2,232,383	2,922,686	(690,303)
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	98,559,034	786,382	2,029,865	(1,243,483)
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	150,258,123	977,056	4,224,271	(3,247,215)
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	93,927,450	769,119	2,931,067	(2,161,948)
BNY Mellon Municipal Opportunities Fund	2,135,534,867	36,788,044	81,812,269	(45,024,225)

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees of
BNY Mellon Funds Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon New York Intermediate Tax-Exempt Bond Fund and BNY Mellon Municipal Opportunities Fund (collectively, the “Funds”), each a series of BNY Mellon Funds Trust, including the statements of investments as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.

New York, New York
October 23 , 2024

IMPORTANT TAX INFORMATION (Unaudited)

BNY Mellon National Intermediate Municipal Bond Fund

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2024 as “exempt-interest dividends” (not generally subject to regular Federal income tax), except $575,449 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2024 calendar year on Form 1099-DIV, which will be mailed in early 2025.

BNY Mellon National Short-Term Municipal Bond Fund

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2024 as “exempt-interest dividends” (not generally subject to regular Federal income tax), except $237,002 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2024 calendar year on Form 1099-DIV, which will be mailed in early 2025.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2024 as “exempt-interest dividends” (not generally subject to regular Federal income tax), except $13,888 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2024 calendar year on Form 1099-DIV, which will be mailed in early 2025.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2024 as “exempt-interest dividends” (not generally subject to regular Federal income tax) , except $12,615 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2024 calendar year on Form 1099-DIV, which will be mailed in early 2025.

BNY Mellon New York Intermediate Tax-Exempt Bond Fund

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2024 as “exempt-interest dividends” (not generally subject to regular Federal income tax), except $6,149 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2024 calendar year on Form 1099-DIV, which will be mailed in early 2025.

BNY Mellon Municipal Opportunities Fund

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2024 as “exempt-interest dividends” (not generally subject to regular Federal income tax), except $840,262 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2024 calendar year on Form 1099-DIV, which will be mailed in early 2025.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statements of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the Trust’s Board of Trustees (the “Board”) held on March 18-19, 2024, the Board considered the renewal of the Trust’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the funds with investment advisory services and The Bank of New York Mellon is responsible for the provision of administrative services to the funds (together, the “Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which The Bank of New York Mellon pays the Adviser for performing certain of the administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to the funds in the Trust, including the funds. The Adviser provided the number of open accounts in each fund, each fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the distribution channel(s) of the funds and the need to be able to provide ongoing shareholder services to each distribution channel, as applicable to each fund.

The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Funds’ Performance and Management Fees and Expense Ratios. For each fund, the Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class M shares with the performance of a group of institutional funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional funds in the particular Lipper classification (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional funds in the particular Lipper classification, excluding outliers (the “Expense Universe”). The information for each comparison was derived, in part, from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to each fund and comparison funds and the end date selected. The Board also considered the funds’ performance in light of overall financial market conditions.

Management Fee and Expense Ratio Comparisons. For each fund, the Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included any reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

For each of BNY Mellon Massachusetts Intermediate Municipal Bond Fund, BNY Mellon Municipal Opportunities Fund, and BNY Mellon Pennsylvania Intermediate Municipal Bond Fund, representatives of the Adviser reviewed with the Board the management or advisory fees paid by any funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Fund(s)”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the relevant fund’s management fee. As to each fund, representatives of the Adviser noted that there were no Similar Funds for the other funds and that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

BNY Mellon National Intermediate Municipal Bond Fund

The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as intermediate municipal debt funds by Lipper.

The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was at or above the Performance Group median for all periods, except for the three- and ten-year periods when the fund’s total return performance was below the Performance Group median, and was above the Performance Universe median for all periods. The Board also considered that the fund’s yield performance was below the Performance Group median for eight of the ten one-year periods ended December 31st and above the Performance Universe median for eight of the ten one-year periods ended December 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices, and it was noted that the fund’s returns were above the returns of the index in three of the ten calendar years shown. The Board considered the relative proximity of the fund’s total return performance and yield performance to the Performance Group and Performance Universe medians and benchmark indices returns during the periods under review.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and Expense Universe median actual management fee, and fund’s total expenses were higher than the Expense Group median and Expense Universe median total expenses.

BNY Mellon National Short-Term Municipal Bond Fund

The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as short municipal debt funds by Lipper.

The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was at or above the Performance Group median for five of the ten one-year periods ended December 31st and was above the Performance Universe median for six of the ten one-year periods ended December 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices, and it was noted that the fund’s returns were above the returns of the index in two of the ten calendar years shown. The Board considered the relative proximity of the fund’s total return performance and yield performance to the Performance Group and Performance Universe medians and benchmark indices returns during the periods under review.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 29, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of neither class of fund shares (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .44% of the fund’s average daily net assets.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as “other states” intermediate municipal debt funds by Lipper.

The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was below the Performance Group median for seven of the ten one-year periods ended

December 31st and above the Performance Universe median for seven of the ten one-year periods ended December 31st. The Board also considered that there were no other funds that invested primarily in Pennsylvania municipal securities in the Performance Group. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board considered the relative proximity of the fund’s total return performance and yield performance to the Performance Group and Performance Universe medians and benchmark indices returns during the periods under review. The Board noted that the fund had a four-star rating from Morningstar for the three-year period based on Morningstar’s risk-adjusted return measures.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and slightly higher than the Expense Universe median actual management fee, and the fund’s total expenses were equal to the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 29, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of neither class of fund shares (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .59% of the fund’s average daily net assets.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund

The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as “other states” intermediate municipal debt funds by Lipper.

The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, ranking first in the Performance Universe for the one-, three-, four- and five-year periods. The Board also considered that the fund’s yield performance was below the Performance Group median for eight of the ten one-year periods ended December 31st and above or at the Performance Universe for eight of the ten one-year periods ended December 31st. The Board also considered that not all the other funds in the Performance Group or Performance Universe invested primarily in Massachusetts municipal securities. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board considered the relative proximity of the fund’s total return performance and yield performance to the Performance Group and Performance Universe medians and benchmark indices returns during the periods under review. The Board noted that the fund had a five-star rating for the three-year period and a four-star rating for the five-year period and overall ratings from Morningstar based on Morningstar’s risk-adjusted return measures.

The Board considered that the fund’s contractual management fee was slightly higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and Expense Universe median actual management fee, and the fund’s total expenses were slightly higher than the Expense Group median and Expense Universe median total expenses.

BNY Mellon New York Intermediate Tax-Exempt Bond Fund

The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as New York intermediate municipal debt funds by Lipper.

The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods, except for the two-, three- and four-year periods when the fund’s total return performance was below the Performance Group median, and was above the Performance Universe median for all periods, except for the two-year period when the fund’s total return performance was slightly below the Performance Universe median. The Board also considered that the fund’s yield performance was below the Performance Group median for seven of the ten one-year periods ended December 31st and below the Performance Universe medians for five of the ten one-year periods ended December 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board considered the relative proximity of the fund’s total return performance and yield performance to the Performance Group and Performance Universe medians and benchmark indices returns during the periods under review.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and Expense Universe median actual management fee, and the fund’s total expenses were slightly higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 29, 2024 to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .59% of the fund’s average daily net assets.

BNY Mellon Municipal Opportunities Fund

The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as general and insured municipal debt funds by Lipper.

The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was at or above the Performance Group median for five of the ten one-year periods ended December 31st and above the Performance Universe median for all ten one-year periods ended December 31st. The Board considered the relative proximity of the fund’s yield performance to the Performance Group and Performance Universe medians during the periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in six of the ten calendar years shown. The Board noted that the fund had a five-star overall rating, and a five-star rating for each of the five- and ten-year periods and a four-star rating for the three-year period, from Morningstar based on Morningstar’s risk-adjusted return measures.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and Expense Universe median total expenses.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates to each fund. The Board also considered the expense limitation arrangement for certain funds and the effect such arrangements had on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

As to each fund, the Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the funds’ investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser to each fund are adequate and appropriate.

• With respect to each fund, the Board generally was satisfied with the fund’s performance.

• With respect to each fund, the Board concluded that the fees paid pursuant to the Agreement continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the funds had been adequately considered by the Adviser in connection with the fee rate charged to each fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement with respect to each fund, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund pursuant to the Agreement. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the funds and the investment management and other services provided under the Agreement, including information on the investment performance of each fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to each fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of the Agreement for the funds, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the respective fund’s arrangements, or substantially similar arrangements for the other funds in the Trust, in prior years. The Board determined to renew the Agreement for each fund.

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© 2024 BNY Mellon Securities Corporation Code-MFTNCSRAR0824-MB

BNY Mellon Funds Trust

Funds	Ticker Symbols
	Class M Shares	Investor Shares
BNY Mellon National Municipal Money Market Fund	MOMXX	MNTXX

ANNUAL FINANCIALS AND OTHER INFORMATION August 31, 2024

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon National Municipal Money Market Fund

Statement of Investments

August 31, 2024

Short-Term Investments - 94.9%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Arizona - 1.5%
The Arizona Phoenix Industrial Development Authority, Revenue Bonds (Mayo Clinic Arizona) Ser. B	3.75	9/3/2024	2,100,000	[a]	2,100,000
California - 4.3%
Los Angeles, COP (Kadima Hebrew Academy) (LOC; California Bank & Trust) Ser. A	3.41	9/6/2024	5,885,000	[a]	5,885,000
Colorado - 2.3%
Colorado Health Facilities Authority, Revenue Bonds (Intermountain Healthcare Obligated Group) Ser. E	4.00	9/3/2024	3,100,000	[a]	3,100,000
District of Columbia - 2.2%
Tender Option Bond Trust Receipts (Series 2023-BAML6012), (District of Columbia Housing Finance Agency, Revenue Bonds (The Yards Parcel L2 Project) (LOC; Bank of America NA)), Trust Maturity Date 3/1/2052	3.07	9/6/2024	3,000,000	[a,b,c]	3,000,000
Florida - 3.7%
JEA Electric System, Revenue Bonds, Refunding, Ser. D	3.60	9/3/2024	5,000,000	[a]	5,000,000
Indiana - 3.7%
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A4	3.85	9/3/2024	5,000,000	[a]	5,000,000
Iowa - 4.3%
Tender Option Bond Trust Receipts (Series 2022-XF2983), (Iowa Finance Authority outstanding Midwestern Disaster Area, Revenue Bonds, Refunding (Iowa Fertilizer Company Project) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 12/1/2050	3.00	9/6/2024	5,945,000	[a,b,c]	5,945,000
Kansas - .5%
Butler County Unified School District No. 490, GO, Refunding, Ser. A	3.00	9/3/2024	410,000		410,000
Sumner County Unified School District No. 353, GO, Refunding	3.00	9/3/2024	250,000		250,000
				660,000
Kentucky - 3.7%
Lexington-Fayette Urban County Government, Revenue Bonds, Refunding (Eastland Parkway) (LOC; Traditional Bank)	3.70	9/6/2024	20,000	[a]	20,000
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) (LOC; Truist Bank)	3.75	9/3/2024	5,000,000	[a]	5,000,000
				5,020,000
Louisiana - 3.1%
Louisiana Public Facilities Authority, Revenue Bonds (Air Products & Chemicals Project) Ser. C	4.00	9/3/2024	4,200,000	[a]	4,200,000

3

Statement of Investments (continued)

Short-Term Investments - 94.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Maryland - 3.7%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stella Maris) (LOC; M&T Bank)	3.08	9/6/2024	5,000,000	[a,b]	5,000,000
Mississippi - 3.0%
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA Project) Ser. F	3.90	9/3/2024	4,100,000	[a]	4,100,000
Missouri - 1.0%
St. Charles County, Revenue Bonds, Refunding	3.00	10/1/2024	1,375,000		1,374,387
Nebraska - 4.1%
Tender Option Bond Trust Receipts (Series 2022-XF3009), (Central Plains Energy Project, Revenue Bonds (Project No. 5) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. 2), Trust Maturity Date 5/1/2053	3.02	9/6/2024	5,600,000	[a,b,c]	5,600,000
New York - 10.8%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (LOC; Truist Bank) Ser. D-2B	4.00	9/3/2024	5,000,000	[a]	5,000,000
New York City, GO, Ser. D4	3.90	9/3/2024	3,000,000	[a]	3,000,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding (Second General Resolution) Ser. 3B	3.60	9/3/2024	2,200,000	[a]	2,200,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	3.80	9/3/2024	4,500,000	[a]	4,500,000
				14,700,000
Ohio - 3.3%
Hamilton County, Revenue Bonds, Refunding (TriHealth Obligated Group)	4.10	9/3/2024	2,600,000	[a]	2,600,000
Salem, Revenue Bonds (Salem Community Center Project) (LOC; PNC Bank NA)	3.15	9/6/2024	1,930,000	[a]	1,930,000
				4,530,000
Pennsylvania - 3.0%
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Homes Project) (LOC; JPMorgan Chase Bank NA) Ser. D	3.90	9/3/2024	4,050,000	[a]	4,050,000
South Carolina - 8.0%
Tender Option Bond Trust Receipts (Series 2022-XF3074), (South Carolina Jobs-Economic Development Authority, Revenue Bonds (The Park at Vietti Apartments Project) (LOC; Mizuho Capital Markets LLC) Ser. A), Trust Maturity Date 6/1/2028	3.24	9/6/2024	5,500,000	[a,b,c]	5,500,000
Tender Option Bond Trust Receipts (Series 2022-XF3075), (South Carolina Jobs-Economic Development Authority, Revenue Bonds (Park at Sondrio Apartments Project) (LOC; Mizuho Capital Markets LLC) Ser. A), Trust Maturity Date 6/1/2028	3.24	9/6/2024	5,500,000	[a,b,c]	5,500,000
				11,000,000

4

Short-Term Investments - 94.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Tennessee - 4.9%
Hawkins County Industrial Development Board, Revenue Bonds, Refunding (Leggett & Platt Project) (LOC; Wells Fargo Bank NA) Ser. B	3.07	9/6/2024	1,750,000	[a]	1,750,000
The Blount County Tennessee Public Building Authority, Revenue Bonds, Ser. D3A	3.55	9/3/2024	5,000,000	[a]	5,000,000
				6,750,000
Texas - 12.9%
Gulf Coast Industrial Development Authority, Revenue Bonds (Exxon Mobil Project)	4.00	9/3/2024	5,300,000	[a]	5,300,000
Harris County, CP	3.35	9/19/2024	5,490,000		5,489,458
Harris County Health Facilities Development Corp., Revenue Bonds, Refunding (Houston Methodist Hospital Obligated Group) Ser. A2	4.00	9/3/2024	5,230,000	[a]	5,230,000
North Texas Municipal Water District Water System, Revenue Bonds, Ser. A	3.00	9/3/2024	125,000		125,000
Tarrant County Housing Finance Corp., Revenue Bonds (Multifamily Housing Gateway Apartments) (LOC; Federal National Mortgage Association)	2.98	9/6/2024	1,405,000	[a]	1,405,000
				17,549,458
Vermont - 2.1%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds (Landmark College Project) (LOC; TD Bank NA) Ser. A	3.91	9/3/2024	2,875,000	[a]	2,875,000
Washington - 3.7%
King County Water Sewer, Revenue Bonds, Refunding	3.80	9/3/2024	5,000,000	[a]	5,000,000
Wisconsin - 5.1%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Froedtert Health Obligated Group) Ser. B	3.55	9/3/2024	4,000,000	[a]	4,000,000
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Medical College of Wisconsin) (LOC; TD Bank NA) Ser. B	3.80	9/3/2024	3,000,000	[a]	3,000,000
				7,000,000
Total Investments (cost $129,438,845)			94.9%	129,438,845
Cash and Receivables (Net)			5.1%	6,962,821
Net Assets			100.0%	136,401,666

a The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities amounted to $30,545,000 or 22.39% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

See notes to financial statements.

5

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2024

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	129,438,845	129,438,845
Receivable for investment securities sold		6,880,262
Interest receivable		501,965
Prepaid expenses		15,634
		136,836,706
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		41,290
Cash overdraft due to Custodian		360,335
Trustees’ fees and expenses payable		8,000
Other accrued expenses		25,415
		435,040
Net Assets ($)		136,401,666
Composition of Net Assets ($):
Paid-in capital		136,220,275
Total distributable earnings (loss)		181,391
Net Assets ($)		136,401,666

Net Asset Value Per Share	Class M	Investor Shares
Net Assets ($)	136,361,678	39,988
Shares Outstanding	136,392,702	40,000
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

6

STATEMENT OF OPERATIONS

Year Ended August 31, 2024

Investment Income ($):
Interest Income	5,510,391
Expenses:
Management fee—Note 2(a)	228,137
Administration fee—Note 2(a)	209,610
Professional fees	50,085
Registration fees	31,506
Chief Compliance Officer fees—Note 2(b)	20,979
Trustees’ fees and expenses—Note 2(c)	14,401
Prospectus and shareholders’ reports	11,576
Custodian fees—Note 2(b)	7,770
Shareholder servicing costs—Note 2(b)	103
Miscellaneous	19,290
Total Expenses	593,457
Less—reduction in fees due to earnings credits—Note 2(b)	(7,808)
Net Expenses	585,649
Net Investment Income	4,924,742
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	3,167
Net Increase in Net Assets Resulting from Operations	4,927,909

See notes to financial statements.

7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2024	2023
Operations ($):
Net investment income	4,924,742	7,033,556
Net realized gain (loss) on investments	3,167	168,466
Net Increase (Decrease) in Net Assets Resulting from Operations	4,927,909	7,202,022
Distributions ($):
Distributions to shareholders:
Class M	(4,807,012)	(7,054,516)
Investor Shares	(1,169)	(1,091)
Total Distributions	(4,808,181)	(7,055,607)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class M	340,794,978	657,568,538
Distributions reinvested:
Investor Shares	-	156
Cost of shares redeemed:
Class M	(356,431,954)	(806,922,057)
Investor Shares	(2)	(15,529)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(15,636,978)	(149,368,892)
Total Increase (Decrease) in Net Assets	(15,517,250)	(149,222,477)
Net Assets ($):
Beginning of Period	151,918,916	301,141,393
End of Period	136,401,666	151,918,916

See notes to financial statements.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Year Ended August 31,

Class M Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.032	.026	.003	.000[a]	.007
Distributions:
Dividends from net investment income	(.032)	(.026)	(.003)	(.000)[a]	(.007)
Dividends from net realized gain on investments	-	(.000)[a]	(.000)[a]	-	-
Total Distributions	(.032)	(.026)	(.003)	(.000)[a]	(.007)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.21	2.62	.29	.01	.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.39	.35	.33	.32	.31
Ratio of net expenses to average net assets	.38	.35	.22	.13	.29
Ratio of net investment income to average net assets	3.24	2.56	.28	.01	.80
Net Assets, end of period ($ x 1,000)	136,362	151,879	301,086	321,117	361,358

a Amount represents less than $.001 per share.

See notes to financial statements

9

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,

Investor Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.029	.023	.002	.000[a]	.006
Distributions:
Dividends from net investment income	(.029)	(.023)	(.002)	(.000)[a]	(.006)
Dividends from net realized gain on investments	-	(.000)[a]	(.000)[a]	-	-
Total Distributions	(.029)	(.023)	(.002)	(.000)[a]	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.96	2.36	.19	.01	.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	.60	.58	.57	.56
Ratio of net expenses to average net assets	.63	.60	.32	.13	.44
Ratio of net investment income to average net assets	2.99	2.31	.18	.01	.55
Net Assets, end of period ($ x 1,000)	40	40	55	55	55

a Amount represents less than $.001 per share.

See notes to financial statements.

10

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon National Municipal Money Market Fund (the “fund”) is a separate diversified series of BNY Mellon Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seventeen series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. BNY serves as administrator for the fund pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). BNY has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY pays the Adviser for performing certain administrative services.

Effective September 1, 2023, the Adviser has engaged its affiliate, Dreyfus (the “Sub-Adviser”), to serve as the fund’s sub-investment adviser. Dreyfus is a division of Mellon Investments Corporation, a registered investment adviser and an indirect wholly-owned subsidiary of BNY, with its principal office located at One Boston Place, 15th Floor, Boston, MA 02108.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor. Each class of shares has identical rights and privileges, except with respect to the Shareholder Service Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of August 31, 2024, MBC Investments Corporation, an indirect subsidiary of BNY, held 40,000 shares of investor shares for BNY Mellon National Municipal Money Market Fund.

It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

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NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	129,438,845	-	129,438,845

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Interest Rate Risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund’s ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance.

Municipal Securities Risk: Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or each relevant fund’s ability to maintain a stable net asset value.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2024, the fund did not incur any interest or penalties.

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Each tax year in the four-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $181,391.

The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2024 and August 31, 2023 were as follows: tax–exempt income $4,751,404 and $7,026,672, ordinary income $56,777 and $28,935, respectively.

During the period ended August 31, 2024, as a result of permanent book to tax differences, primarily due to treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $3,167 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At August 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .15% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from June 28, 2024 through on or about October 21, 2024, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of the fund (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .39% for Class M shares and .64% for Investor shares. The undertaking reflects the fund’s current total annual operating expenses (excluding Shareholder Services Plan fees for Investor shares) as of June 28, 2024. During the period ended August 31, 2024, there were no reimbursements pursuant to the undertaking.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.

Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:

0 up to $6 billion    .15%

$6 billion up to $12 billion   .12%

In excess of $12 billion    .10%

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2024, the fund was charged $100 pursuant to the Shareholder Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both subsidiaries of BNY and affiliates of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing cash management services for the fund. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to fund subscriptions and redemptions. BNY pays the fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partualy offset by earnings credits of $38.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2024, the fund was charged $7,770 pursuant to the custody agreement. These fees were offset by earnings credits of $7,770.

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NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended August 31, 2024, the fund was charged $3 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2024, the fund was charged $20,979 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $18,846, Administrative Services Plan fees of $17,404, Shareholder Services Plans fees of $8, Custody Fees of $2,186, and Chief Compliance Officer fees of $2,846.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

BNY Mellon National Municipal Money Market Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended August 31, 2024, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $108,460,000 and $114,300,000 respectively.

NOTE 4—Plan of Liquidations:

The Board has approved the liquidation of the fund, effective on or about October 21, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of fund management, the fund’s portfolio securities will be sold and/or allowed to mature in their normal course and the fund may cease to pursue its investment objective and policies. The liquidation of the fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on September 18, 2024 (the “Closing Date”), the fund was closed to any investments for new accounts, except that new accounts may be established for “sweep accounts” and by participants in group retirement plans if the fund is established as an investment option under the plans before the Closing Date.

NOTE 5—Subsequent Event:

On July 12, 2023, the SEC adopted amendments to rules that govern money market funds. The amendments became effective October 2, 2023 with tiered compliance dates. The fund is compliant with all amendments that are effective to date, and is currently preparing for any amendments applicable to this fund that will become effective after the date of these financial statements.

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REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of BNY Mellon National Municipal Money Market Fund and Board of Trustees of BNY Mellon Funds Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon National Municipal Money Market Fund (the Fund), a series of BNY Mellon Funds Trust, including the statement of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Emphasis of Matter

As discussed in Note 4 to the financial statements, the Board has approved the liquidation of the fund, effective October 21, 2024. Our opinion is not modified with respect to this matter.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.

New York, New York
October 23, 2024

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IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2024 as “exempt-interest dividends” (not generally subject to regular Federal income tax), except $56,777 that is being designated as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2024 calendar year on Form 1099-DIV, which will be mailed in early 2025.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

17

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

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Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the Trust’s Board of Trustees (the “Board”) held on March 18-19, 2024, the Board considered the renewal of (i) the Trust’s Investment Advisory Agreement and Administration Agreement pursuant to which the Adviser provides the fund with investment advisory services and The Bank of New York Mellon is responsible for the provision of administrative services to the fund (together, the “Management Agreement”) and (ii) the Sub-Investment Advisory Agreement pursuant to which Mellon Investments Corporation (“Mellon”), through its Dreyfus division (“Dreyfus” or the “Sub-Adviser”), provides day-to-day management of the fund’s investments. The Management Agreement, together with the Sub-Investment Advisory Agreement, are referred to as the “Agreements”. The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which The Bank of New York Mellon pays the Adviser for performing certain of the administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the Trust, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the distribution channel(s) of the fund and the need to be able to provide ongoing shareholder services to each distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as, the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class M shares with the performance of a group of money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all money market funds in the particular Lipper classification (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all money market funds in the particular Lipper classification, excluding outliers (the “Expense Universe”). The information for the comparison was derived, in part, from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons for the fund were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fee pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser and the Sub-Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

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The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Representatives of the Adviser reviewed with the Board the management or advisory fee paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The information comparing the fund’s performance to that of its Performance Group consisted of funds classified as retail no-load tax-exempt money market funds by Lipper and to that of its Performance Universe consisted of funds classified as retail tax-exempt money market funds by Lipper.

The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the performance comparisons and considered that the fund’s gross total return performance was above the Performance Group and Performance Universe medians for all periods, except for the ten-year period when the fund’s total return performance was slightly below the Performance Universe median. The Board considered that the fund’s net total return performance was at or above the Performance Group median and was above the Performance Universe median for all periods.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and higher than the Expense Universe median total expenses.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates to the fund. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

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• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser to the fund are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser, its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser, and the services provided to the fund pursuant to the Agreements. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Management Agreement for the fund, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for the other funds in the Trust, in prior years. The Board determined to renew the Agreements.

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© 2024 BNY Mellon Securities Corporation Code-0575NCSRAR0824

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no materials changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Code of ethics referred to in Item 2.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By: /s/ Patrick T. Crowe

 Patrick T. Crowe

 President (Principal Executive Officer)

Date: October 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Patrick T. Crowe

 Patrick T. Crowe

 President (Principal Executive Officer)

Date: October 21, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: October 21, 2024

EXHIBIT INDEX

 (a)(1) Code of ethics referred to in Item 2.

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)